UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	8-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Conservative Fund
August 31, 2014

Strategic Allocation: Conservative - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 46.4%
Aerospace and Defense — 1.8%
AAR Corp.	242	6,703
Alliant Techsystems, Inc.	696	87,696
American Science & Engineering, Inc.	820	47,478
B/E Aerospace, Inc.(1)	3,808	322,690
BAE Systems plc	48,282	356,772
Boeing Co. (The)	10,039	1,272,945
Esterline Technologies Corp.(1)	2,047	239,970
Exelis, Inc.	17,564	301,925
General Dynamics Corp.	5,000	616,250
Honeywell International, Inc.	25,455	2,424,080
KEYW Holding Corp. (The)(1)	431	5,099
L-3 Communications Holdings, Inc.	1,809	198,899
Lockheed Martin Corp.	3,576	622,224
Northrop Grumman Corp.	3,398	432,293
Precision Castparts Corp.	2,004	489,096
Raytheon Co.	12,594	1,213,306
Rockwell Collins, Inc.	2,488	191,526
Rolls-Royce Holdings plc	15,547	263,524
Textron, Inc.	16,744	636,272
United Technologies Corp.	11,020	1,189,940
Zodiac Aerospace	10,850	353,914
		11,272,602
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., Class B	6,661	648,315
Airlines — 0.3%
Alaska Air Group, Inc.	6,534	302,786
American Airlines Group, Inc.	3,963	154,200
International Consolidated Airlines Group SA(1)	58,740	352,232
JetBlue Airways Corp.(1)	220	2,691
Southwest Airlines Co.	19,793	633,574
Spirit Airlines, Inc.(1)	6,667	469,290
		1,914,773
Auto Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	2,031	36,761
BorgWarner, Inc.	20,771	1,291,749
Continental AG	1,880	401,412
Cooper Tire & Rubber Co.	280	8,632
Dana Holding Corp.	580	13,473
Delphi Automotive plc	7,178	499,445
Goodyear Tire & Rubber Co. (The)	1,046	27,165
Magna International, Inc.	4,159	471,922

Stanley Electric Co. Ltd.	12,400	293,538
Stoneridge, Inc.(1)	100	1,246
Superior Industries International, Inc.	1,054	20,500
Tower International, Inc.(1)	677	22,700
Valeo SA	2,940	355,281
		3,443,824
Automobiles — 0.5%
Daimler AG	5,531	452,327
Ford Motor Co.	61,250	1,066,362
Fuji Heavy Industries Ltd.	16,000	454,496
Harley-Davidson, Inc.	8,036	510,768
Suzuki Motor Corp.	10,500	341,203
Tesla Motors, Inc.(1)	707	190,678
		3,015,834
Banks — 3.5%
Bank of America Corp.	69,091	1,111,674
Bank of Hawaii Corp.	3,989	231,562
Bank of Ireland(1)	969,623	386,033
Bank of Nova Scotia	2,724	180,481
Bankia SA(1)	281,508	544,474
BankUnited, Inc.	2,395	75,562
Barclays plc	60,820	226,628
BB&T Corp.	5,722	213,602
BOK Financial Corp.	3,358	226,262
Cathay General Bancorp.	1,666	43,383
Central Pacific Financial Corp.	731	12,851
Citigroup, Inc.	24,742	1,277,924
Comerica, Inc.	3,979	200,303
Commerce Bancshares, Inc.	12,774	589,265
Commonwealth Bank of Australia	5,812	441,415
Cullen/Frost Bankers, Inc.	4,353	342,146
Eagle Bancorp, Inc.(1)	856	28,702
East West Bancorp, Inc.	6,530	227,505
F.N.B. Corp.	1,938	23,954
First Horizon National Corp.	1,764	21,450
First Interstate Bancsystem, Inc.	898	23,815
First NBC Bank Holding Co.(1)	704	22,605
FirstMerit Corp.	1,346	23,198
Fulton Financial Corp.	2,055	23,704
Heritage Financial Corp.	715	11,697
Home Bancshares, Inc.	2,549	75,833
IBERIABANK Corp.	459	29,950
ING Groep NV CVA(1)	36,490	501,755
Intesa Sanpaolo SpA	65,080	193,599
JPMorgan Chase & Co.	54,693	3,251,499
KBC Groep NV(1)	8,670	494,126
KeyCorp	36,700	499,487
Lakeland Financial Corp.	428	16,666
Lloyds Banking Group plc(1)	219,775	278,278

M&T Bank Corp.	4,790	592,188
MB Financial, Inc.	606	17,144
National Bankshares, Inc.	106	3,078
OFG Bancorp	1,742	27,698
Park Sterling Corp.	2,057	14,049
PNC Financial Services Group, Inc. (The)	17,954	1,521,602
Popular, Inc.(1)	514	15,913
PrivateBancorp, Inc.	1,228	36,238
Prosperity Bancshares, Inc.	192	11,597
Renasant Corp.	472	13,655
Royal Bank of Scotland Group plc(1)	89,300	537,856
ServisFirst Bancshares, Inc.	989	29,838
Signature Bank(1)	2,568	304,205
Skandinaviska Enskilda Banken AB, A Shares	39,060	509,958
Southside Bancshares, Inc.	1,034	35,518
Sumitomo Mitsui Financial Group, Inc.	10,500	423,906
SunTrust Banks, Inc.	29,604	1,127,320
SVB Financial Group(1)	3,220	358,450
TCF Financial Corp.	988	15,610
Texas Capital Bancshares, Inc.(1)	908	49,014
U.S. Bancorp	31,840	1,346,195
UniCredit SpA	48,960	378,910
Valley National Bancorp	4,988	49,880
ViewPoint Financial Group, Inc.	397	10,342
Wells Fargo & Co.	49,232	2,532,494
Westamerica Bancorp.	7,369	356,439
		22,170,485
Beverages — 0.6%
Anheuser-Busch InBev NV	3,688	409,716
Boston Beer Co., Inc., Class A(1)	51	11,270
Brown-Forman Corp., Class B	5,744	532,239
Coca-Cola Co. (The)	1,200	50,064
Constellation Brands, Inc., Class A(1)	8,390	730,685
Dr Pepper Snapple Group, Inc.	8,505	535,135
PepsiCo, Inc.	18,015	1,666,207
		3,935,316
Biotechnology — 1.0%
ACADIA Pharmaceuticals, Inc.(1)	660	15,827
Acorda Therapeutics, Inc.(1)	359	11,696
Aegerion Pharmaceuticals, Inc.(1)	289	8,829
Alexion Pharmaceuticals, Inc.(1)	5,952	1,007,614
Amgen, Inc.	10,267	1,431,014
Arena Pharmaceuticals, Inc.(1)	1,911	7,873
ARIAD Pharmaceuticals, Inc.(1)	1,622	10,089
Biogen Idec, Inc.(1)	3,575	1,226,368
BioMarin Pharmaceutical, Inc.(1)	2,730	194,431
Celgene Corp.(1)	1,420	134,928
Celldex Therapeutics, Inc.(1)	680	10,819
Cepheid, Inc.(1)	503	20,135

Clovis Oncology, Inc.(1)	242	11,510
CSL Ltd.	8,605	593,667
Dyax Corp.(1)	1,302	13,293
Exact Sciences Corp.(1)	745	15,533
Exelixis, Inc.(1)	1,156	4,786
Gilead Sciences, Inc.(1)	10,235	1,101,081
Halozyme Therapeutics, Inc.(1)	982	9,329
ImmunoGen, Inc.(1)	845	9,988
Incyte Corp. Ltd.(1)	2,511	136,096
InterMune, Inc.(1)	315	23,137
Ironwood Pharmaceuticals, Inc.(1)	937	12,125
Isis Pharmaceuticals, Inc.(1)	812	33,097
Keryx Biopharmaceuticals, Inc.(1)	785	14,279
MannKind Corp.(1)	1,778	13,104
Momenta Pharmaceuticals, Inc.(1)	311	3,667
Neurocrine Biosciences, Inc.(1)	705	11,499
NPS Pharmaceuticals, Inc.(1)	725	21,880
Opko Health, Inc.(1)	1,650	14,685
Orexigen Therapeutics, Inc.(1)	635	3,619
PDL BioPharma, Inc.	1,359	13,712
Portola Pharmaceuticals, Inc.(1)	363	10,124
Puma Biotechnology, Inc.(1)	135	35,169
Raptor Pharmaceutical Corp.(1)	377	4,155
Receptos, Inc.(1)	104	5,320
Regeneron Pharmaceuticals, Inc.(1)	504	176,662
Sangamo Biosciences, Inc.(1)	686	9,810
Sarepta Therapeutics, Inc.(1)	391	8,966
Sunesis Pharmaceuticals, Inc.(1)	252	1,887
Synageva BioPharma Corp.(1)	171	12,341
United Therapeutics Corp.(1)	2,629	309,775
		6,713,919
Building Products — 0.3%
American Woodmark Corp.(1)	475	18,630
Apogee Enterprises, Inc.	1,263	46,112
Cie de St-Gobain	6,070	308,100
Continental Building Products, Inc.(1)	1,562	24,976
Daikin Industries Ltd.	9,000	620,212
Fortune Brands Home & Security, Inc.	6,887	297,587
Insteel Industries, Inc.	908	21,320
Lennox International, Inc.	4,396	368,209
Masco Corp.	19,450	456,492
NCI Building Systems, Inc.(1)	2,859	57,066
		2,218,704
Capital Markets — 1.5%
Affiliated Managers Group, Inc.(1)	3,308	698,484
Ameriprise Financial, Inc.	6,620	832,531
Ares Management LP	1,748	31,254
BlackRock, Inc.	1,490	492,490
Evercore Partners, Inc., Class A	761	38,986

Franklin Resources, Inc.	17,028	962,423
Goldman Sachs Group, Inc. (The)	4,670	836,444
HFF, Inc., Class A	875	26,250
Invesco Ltd.	35,297	1,441,529
KKR & Co. LP	6,518	153,108
LPL Financial Holdings, Inc.	6,774	329,826
Manning & Napier, Inc.	857	15,914
Morgan Stanley	15,580	534,550
Northern Trust Corp.	18,197	1,261,962
State Street Corp.	11,843	853,051
Stifel Financial Corp.(1)	357	17,093
T. Rowe Price Group, Inc.	3,016	244,281
UBS AG	15,161	271,826
Waddell & Reed Financial, Inc., Class A	5,911	322,150
		9,364,152
Chemicals — 1.1%
Akzo Nobel NV	5,439	384,414
Albemarle Corp.	1,188	75,533
Ashland, Inc.	4,141	443,998
Cabot Corp.	3,167	173,488
Chemtura Corp.(1)	1,390	34,319
Clariant AG	9,560	168,280
Dow Chemical Co. (The)	27,521	1,473,750
Eastman Chemical Co.	5,261	433,875
Flotek Industries, Inc.(1)	1,141	31,720
FMC Corp.	3,678	243,263
Hawkins, Inc.	446	16,413
Innophos Holdings, Inc.	663	38,554
International Flavors & Fragrances, Inc.	885	89,907
Johnson Matthey plc	7,230	379,051
Kronos Worldwide, Inc.	454	7,178
LSB Industries, Inc.(1)	956	38,288
LyondellBasell Industries NV, Class A	12,526	1,432,348
Minerals Technologies, Inc.	163	10,207
NewMarket Corp.	109	44,351
Olin Corp.	2,798	76,357
PolyOne Corp.	567	22,238
PPG Industries, Inc.	2,250	463,185
Sensient Technologies Corp.	199	11,166
Sherwin-Williams Co. (The)	1,322	288,341
Sika AG	60	226,785
Symrise AG	5,230	279,414
Trecora Resources(1)	959	12,601
Tronox Ltd., Class A	1,469	44,599
Westlake Chemical Corp.	2,018	196,008
		7,139,631
Commercial Services and Supplies — 0.6%
ADT Corp. (The)	20,346	749,953
Deluxe Corp.	704	41,923

KAR Auction Services, Inc.	7,879	237,631
Multi-Color Corp.	2,137	99,114
Republic Services, Inc.	32,360	1,272,719
Stericycle, Inc.(1)	2,230	265,035
Tyco International Ltd.	19,213	857,284
Waste Management, Inc.	3,646	171,253
		3,694,912
Communications Equipment — 0.6%
ARRIS Group, Inc.(1)	7,104	217,454
Ciena Corp.(1)	9,566	197,921
Cisco Systems, Inc.	48,415	1,209,891
CommScope Holding Co., Inc.(1)	792	20,402
Harris Corp.	1,938	138,354
Juniper Networks, Inc.	9,306	215,806
Palo Alto Networks, Inc.(1)	1,570	133,434
Polycom, Inc.(1)	2,380	31,535
QUALCOMM, Inc.	21,412	1,629,453
Riverbed Technology, Inc.(1)	1,891	35,626
Ubiquiti Networks, Inc.(1)	1,525	69,174
		3,899,050
Construction and Engineering — 0.1%
Great Lakes Dredge & Dock Corp.(1)	809	6,165
Koninklijke Boskalis Westminster NV	3,380	194,500
Northwest Pipe Co.(1)	597	22,065
Quanta Services, Inc.(1)	7,076	257,142
		479,872
Construction Materials — 0.1%
Caesarstone Sdot-Yam Ltd.	676	35,159
Headwaters, Inc.(1)	3,136	40,737
James Hardie Industries SE	23,640	282,826
		358,722
Consumer Finance — 0.4%
American Express Co.	8,725	781,324
Capital One Financial Corp.	10,430	855,886
Cash America International, Inc.	9,169	409,304
Discover Financial Services	5,910	368,606
Synchrony Financial(1)	12,115	312,446
		2,727,566
Containers and Packaging — 0.3%
Ball Corp.	11,427	732,471
Bemis Co., Inc.	7,693	313,413
Berry Plastics Group, Inc.(1)	2,743	66,134
Graphic Packaging Holding Co.(1)	7,512	96,078
Sonoco Products Co.	13,843	569,778
		1,777,874
Distributors — 0.1%
Core-Mark Holding Co., Inc.	559	26,922
LKQ Corp.(1)	20,803	590,805
		617,727

Diversified Consumer Services†
H&R Block, Inc.	3,292	110,381
Nord Anglia Education, Inc.(1)	2,048	39,219
Sotheby's	658	26,853
Steiner Leisure, Ltd.(1)	840	35,717
		212,170
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc., Class B(1)	6,305	865,361
Compass Diversified Holdings	1,122	20,611
MarketAxess Holdings, Inc.	550	32,406
ORIX Corp.	32,900	496,449
PHH Corp.(1)	648	15,526
Voya Financial, Inc.	11,469	448,323
		1,878,676
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	11,141	389,490
BT Group plc	55,320	355,419
CenturyLink, Inc.	8,002	328,002
Verizon Communications, Inc.	15,960	795,127
		1,868,038
Electric Utilities — 0.7%
ALLETE, Inc.	641	31,198
Edison International	8,913	527,115
El Paso Electric Co.	549	21,598
Great Plains Energy, Inc.	19,329	496,175
Northeast Utilities	3,850	176,677
Portland General Electric Co.	651	22,440
PPL Corp.	20,170	698,487
Southern Co. (The)	7,518	333,799
UIL Holdings Corp.	668	24,883
Westar Energy, Inc.	26,828	990,758
Xcel Energy, Inc.	31,329	1,004,094
		4,327,224
Electrical Equipment — 0.6%
Acuity Brands, Inc.	2,459	304,621
Eaton Corp. plc	8,910	622,007
Emerson Electric Co.	14,522	929,698
Generac Holdings, Inc.(1)	4,611	214,504
GrafTech International Ltd.(1)	2,560	22,349
Nidec Corp.	10,200	650,263
Rockwell Automation, Inc.	6,934	808,574
Schneider Electric SE	3,630	306,783
		3,858,799
Electronic Equipment, Instruments and Components — 0.3%
Belden, Inc.	460	33,612
Cognex Corp.(1)	633	26,573
FEI Co.	386	32,439
Ingram Micro, Inc., Class A(1)	790	22,776
Keyence Corp.	1,200	513,528

Littelfuse, Inc.	773	71,046
Methode Electronics, Inc.	1,255	42,319
Murata Manufacturing Co. Ltd.	2,900	276,886
TE Connectivity Ltd.	15,858	993,980
Trimble Navigation Ltd.(1)	3,351	111,454
TTM Technologies, Inc.(1)	2,230	17,060
		2,141,673
Energy Equipment and Services — 0.9%
Archer Ltd.(1)	15,763	27,086
Baker Hughes, Inc.	8,937	617,904
Bristow Group, Inc.	141	10,290
Cameron International Corp.(1)	2,979	221,429
Core Laboratories NV	533	84,209
Dril-Quip, Inc.(1)	1,896	192,387
Gulfmark Offshore, Inc., Class A	434	17,451
Halliburton Co.	12,650	855,267
Helix Energy Solutions Group, Inc.(1)	288	7,868
Hercules Offshore, Inc.(1)	3,028	10,204
Hornbeck Offshore Services, Inc.(1)	425	18,556
Matrix Service Co.(1)	519	14,641
National Oilwell Varco, Inc.	9,987	863,176
Patterson-UTI Energy, Inc.	10,443	360,701
RigNet, Inc.(1)	591	27,582
RPC, Inc.	1,263	28,759
Schlumberger Ltd.	22,058	2,418,439
Technip SA	1,040	96,339
Tetra Technologies, Inc.(1)	748	8,826
Weatherford International plc(1)	7,058	167,204
Willbros Group, Inc.(1)	879	9,616
		6,057,934
Food and Staples Retailing — 0.6%
Carrefour SA	8,130	281,855
Costco Wholesale Corp.	4,220	510,958
CVS Caremark Corp.	14,630	1,162,353
Kroger Co. (The)	6,500	331,370
Seven & I Holdings Co. Ltd.	8,400	336,864
Sysco Corp.	18,436	697,434
United Natural Foods, Inc.(1)	3,235	207,978
Village Super Market, Inc., Class A	621	14,239
Weis Markets, Inc.	264	11,339
Wesfarmers Ltd.	3,831	154,962
		3,709,352
Food Products — 1.2%
Archer-Daniels-Midland Co.	13,020	649,177
Associated British Foods plc	11,176	531,197
Bunge Ltd.	2,543	215,265
Campbell Soup Co.	4,996	223,921
ConAgra Foods, Inc.	17,128	551,522
Danone SA	2,950	205,979

General Mills, Inc.	5,028	268,395
Hain Celestial Group, Inc. (The)(1)	3,392	333,637
Hershey Co. (The)	8,315	760,157
Ingredion, Inc.	2,716	216,628
J&J Snack Foods Corp.	366	34,664
J.M. Smucker Co. (The)	2,927	300,310
Kellogg Co.	10,956	711,811
Kerry Group plc, A Shares	3,530	265,539
Kraft Foods Group, Inc.	4,105	241,784
Mead Johnson Nutrition Co.	8,460	808,776
Mondelez International, Inc., Class A	6,309	228,323
Nestle SA	2,450	190,145
Pilgrim's Pride Corp.(1)	10,395	310,499
Sanderson Farms, Inc.	650	60,658
Snyders-Lance, Inc.	280	7,633
TreeHouse Foods, Inc.(1)	622	51,327
Tyson Foods, Inc., Class A	12,691	483,019
WhiteWave Foods Co., Class A(1)	5,503	192,715
		7,843,081
Gas Utilities — 0.2%
Atmos Energy Corp.	5,719	289,153
Laclede Group, Inc. (The)	13,873	686,020
New Jersey Resources Corp.	2,063	107,750
ONE Gas, Inc.	521	19,501
South Jersey Industries, Inc.	76	4,404
WGL Holdings, Inc.	5,224	227,192
		1,334,020
Health Care Equipment and Supplies — 1.7%
Abaxis, Inc.	228	10,887
Abbott Laboratories	21,120	892,109
Becton Dickinson and Co.	4,199	491,997
Boston Scientific Corp.(1)	20,127	255,210
C.R. Bard, Inc.	6,259	929,086
Cantel Medical Corp.	312	11,379
CareFusion Corp.(1)	12,456	571,855
Cie Generale d'Optique Essilor International SA	2,184	231,639
Coloplast A/S, B Shares	2,790	231,610
Cooper Cos., Inc. (The)	1,153	187,974
Cyberonics, Inc.(1)	238	13,659
DENTSPLY International, Inc.	7,347	350,489
DexCom, Inc.(1)	3,364	148,689
Endologix, Inc.(1)	675	9,322
Globus Medical, Inc.(1)	538	9,759
GN Store Nord A/S	14,920	339,252
Haemonetics Corp.(1)	1,443	51,501
HeartWare International, Inc.(1)	145	11,759
Hill-Rom Holdings, Inc.	244	10,690
Insulet Corp.(1)	457	16,502
Integra LifeSciences Holdings Corp.(1)	188	9,398

Masimo Corp.(1)	458	10,277
Medtronic, Inc.	49,122	3,136,440
Meridian Bioscience, Inc.	450	8,806
Mettler-Toledo International, Inc.(1)	636	172,025
Neogen Corp.(1)	316	13,304
NuVasive, Inc.(1)	331	11,618
Orthofix International NV(1)	323	10,953
Smith & Nephew plc	20,648	357,528
St. Jude Medical, Inc.	6,852	449,423
STERIS Corp.	782	44,019
Stryker Corp.	8,330	693,972
Teleflex, Inc.	7,062	773,148
Thoratec Corp.(1)	453	11,325
Utah Medical Products, Inc.	496	25,837
West Pharmaceutical Services, Inc.	521	22,627
Zimmer Holdings, Inc.	2,608	259,000
		10,785,068
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc.(1)	312	15,978
Aetna, Inc.	9,630	790,912
Air Methods Corp.(1)	304	17,833
AmerisourceBergen Corp.	7,133	552,023
AMN Healthcare Services, Inc.(1)	1,891	28,592
Cardinal Health, Inc.	17,663	1,301,763
Chemed Corp.	162	17,109
Cigna Corp.	2,279	215,593
ExamWorks Group, Inc.(1)	1,640	54,038
Hanger, Inc.(1)	774	17,338
HCA Holdings, Inc.(1)	4,952	345,749
HealthSouth Corp.	826	32,536
Humana, Inc.	337	43,385
LifePoint Hospitals, Inc.(1)	6,536	488,893
Magellan Health, Inc.(1)	202	11,284
Molina Healthcare, Inc.(1)	282	13,491
MWI Veterinary Supply, Inc.(1)	110	15,625
National Healthcare Corp.	173	9,913
Patterson Cos., Inc.	7,808	314,428
Quest Diagnostics, Inc.	9,536	602,771
Team Health Holdings, Inc.(1)	2,322	135,883
WellCare Health Plans, Inc.(1)	234	15,411
WellPoint, Inc.	4,750	553,422
		5,593,970
Health Care Technology†
HMS Holdings Corp.(1)	744	17,008
MedAssets, Inc.(1)	1,314	30,222
Medidata Solutions, Inc.(1)	640	29,785
Omnicell, Inc.(1)	346	9,740
Quality Systems, Inc.	579	9,067
		95,822

Hotels, Restaurants and Leisure — 1.0%
Accor SA	7,370	358,107
Bally Technologies, Inc.(1)	2,757	218,603
Belmond Ltd., Class A(1)	176	2,249
Buffalo Wild Wings, Inc.(1)	118	17,434
Carnival Corp.	9,865	373,686
Carnival plc	4,970	185,316
Chipotle Mexican Grill, Inc.(1)	1,595	1,082,447
ClubCorp Holdings, Inc.	955	17,725
Dunkin' Brands Group, Inc.	4,930	214,652
Einstein Noah Restaurant Group, Inc.	1,103	15,696
Hilton Worldwide Holdings, Inc.(1)	4,967	125,764
International Game Technology	13,740	231,656
Las Vegas Sands Corp.	11,895	791,136
Marriott International, Inc., Class A	17,414	1,208,532
Panera Bread Co., Class A(1)	1,110	166,433
Papa John's International, Inc.	1,621	64,192
Papa Murphy's Holdings, Inc.(1)	1,074	9,430
Red Robin Gourmet Burgers, Inc.(1)	437	23,205
Sands China Ltd.	19,600	127,715
Scientific Games Corp., Class A(1)	1,398	14,190
SeaWorld Entertainment, Inc.	4,244	88,233
Six Flags Entertainment Corp.	755	27,542
Starwood Hotels & Resorts Worldwide, Inc.	1,209	102,209
Whitbread plc	8,678	632,314
Wyndham Worldwide Corp.	3,124	252,857
Yum! Brands, Inc.	1,467	106,255
		6,457,578
Household Durables — 0.3%
Cavco Industries, Inc.(1)	390	27,858
Century Communities, Inc.(1)	569	11,488
D.R. Horton, Inc.	4,965	107,641
Harman International Industries, Inc.	2,509	288,736
Helen of Troy Ltd.(1)	80	4,658
Libbey, Inc.(1)	745	20,562
Mohawk Industries, Inc.(1)	1,745	254,805
Newell Rubbermaid, Inc.	7,283	244,126
NVR, Inc.(1)	190	222,906
Panasonic Corp.	26,500	323,720
Standard Pacific Corp.(1)	4,596	38,469
Whirlpool Corp.	2,560	391,731
William Lyon Homes, Class A(1)	1,063	27,138
		1,963,838
Household Products — 0.5%
Central Garden and Pet Co.(1)	1,415	12,749
Church & Dwight Co., Inc.	5,801	395,860
Energizer Holdings, Inc.	4,205	510,992
Kimberly-Clark Corp.	5,279	570,132
Procter & Gamble Co. (The)	10,395	863,928

Reckitt Benckiser Group plc	5,630	490,699
Svenska Cellulosa AB, B Shares	14,628	351,612
Unicharm Corp.	4,800	315,141
		3,511,113
Industrial Conglomerates — 0.4%
3M Co.	99	14,256
Danaher Corp.	3,840	294,182
General Electric Co.	46,831	1,216,669
Koninklijke Philips Electronics NV	19,358	589,848
Siemens AG	2,150	269,335
		2,384,290
Insurance — 1.9%
ACE Ltd.	4,105	436,485
Aflac, Inc.	3,476	212,870
AIA Group Ltd.	55,400	302,375
Allied World Assurance Co. Holdings Ltd.	801	29,629
Allstate Corp. (The)	25,673	1,578,633
American Equity Investment Life Holding Co.	310	7,669
American International Group, Inc.	25,479	1,428,353
Amtrust Financial Services, Inc.	8,625	379,759
Argo Group International Holdings Ltd.	313	16,476
Arthur J Gallagher & Co.	4,534	214,141
Aspen Insurance Holdings Ltd.	6,991	297,257
Baldwin & Lyons, Inc., Class B	1,074	27,784
Brown & Brown, Inc.	7,004	228,471
Chubb Corp. (The)	3,896	358,237
CNO Financial Group, Inc.	1,019	18,189
Endurance Specialty Holdings Ltd.	414	24,041
Everest Re Group Ltd.	1,797	294,421
Hanover Insurance Group, Inc. (The)	3,074	195,045
HCC Insurance Holdings, Inc.	9,007	451,611
Hiscox Ltd.	20,550	221,413
Infinity Property & Casualty Corp.	170	11,625
MetLife, Inc.	19,900	1,089,326
Old Republic International Corp.	9,587	147,160
Platinum Underwriters Holdings Ltd.	127	7,934
Principal Financial Group, Inc.	6,728	365,263
Prudential Financial, Inc.	9,310	835,107
Prudential plc	12,650	304,513
Reinsurance Group of America, Inc.	5,697	472,737
RenaissanceRe Holdings Ltd.	4,539	464,748
Selective Insurance Group, Inc.	328	7,862
St. James's Place plc	34,005	404,771
Symetra Financial Corp.	425	10,345
Travelers Cos., Inc. (The)	11,102	1,051,470
United Fire Group, Inc.	437	12,813
Unum Group	7,592	275,362
Validus Holdings Ltd.	243	9,504
		12,193,399

Internet and Catalog Retail — 0.4%
Amazon.com, Inc.(1)	248	84,082
ASOS plc(1)	2,570	120,872
Expedia, Inc.	1,862	159,946
HSN, Inc.	472	28,598
Netflix, Inc.(1)	593	283,241
Priceline Group, Inc. (The)(1)	659	820,000
Rakuten, Inc.	18,700	241,917
Shutterfly, Inc.(1)	288	14,691
TripAdvisor, Inc.(1)	6,382	632,392
		2,385,739
Internet Software and Services — 0.9%
Amber Road, Inc.(1)	1,422	21,330
comScore, Inc.(1)	929	35,590
Cornerstone OnDemand, Inc.(1)	537	20,105
CoStar Group, Inc.(1)	3,532	511,257
Criteo SA ADR(1)	4,960	186,248
eBay, Inc.(1)	19,074	1,058,607
Envestnet, Inc.(1)	1,154	53,096
Facebook, Inc., Class A(1)	5,753	430,439
Google, Inc., Class A(1)	3,090	1,799,492
Google, Inc., Class C(1)	1,353	773,375
LinkedIn Corp., Class A(1)	1,061	239,521
Pandora Media, Inc.(1)	9,597	259,503
Q2 Holdings, Inc.(1)	885	13,063
Shutterstock, Inc.(1)	956	67,685
Yelp, Inc.(1)	4,187	345,092
Zillow, Inc., Class A(1)	1,238	177,603
		5,992,006
IT Services — 0.8%
Alliance Data Systems Corp.(1)	3,380	894,483
Amadeus IT Holding SA, A Shares	5,180	192,617
Amdocs Ltd.	4,161	195,983
Cap Gemini SA	2,680	190,542
EVERTEC, Inc.	2,382	54,857
Fidelity National Information Services, Inc.	4,942	280,459
FleetCor Technologies, Inc.(1)	362	52,016
International Business Machines Corp.	5,417	1,041,689
MasterCard, Inc., Class A	2,891	219,167
MoneyGram International, Inc.(1)	1,876	26,377
SYKES Enterprises, Inc.(1)	559	11,705
Teradata Corp.(1)	1,452	66,313
Virtusa Corp.(1)	1,224	41,677
Visa, Inc., Class A	6,317	1,342,489
WEX, Inc.(1)	412	46,824
Wirecard AG	7,198	268,933
		4,926,131
Leisure Products — 0.1%
Brunswick Corp.	1,243	53,449

Hasbro, Inc.	2,062	108,575
Malibu Boats, Inc.(1)	590	12,278
Polaris Industries, Inc.	2,180	316,928
		491,230
Life Sciences Tools and Services — 0.2%
Agilent Technologies, Inc.	4,113	235,099
Bio-Rad Laboratories, Inc., Class A(1)	1,799	216,348
Charles River Laboratories International, Inc.(1)	1,386	81,913
Covance, Inc.(1)	1,436	119,044
Illumina, Inc.(1)	1,465	262,762
PAREXEL International Corp.(1)	426	24,043
Waters Corp.(1)	5,655	584,897
		1,524,106
Machinery — 1.2%
Albany International Corp., Class A	1,374	51,621
Briggs & Stratton Corp.	776	15,629
Caterpillar, Inc.	6,108	666,200
Dynamic Materials Corp.	1,077	21,497
EnPro Industries, Inc.(1)	342	23,222
FANUC Corp.	2,200	367,918
Flowserve Corp.	7,685	583,215
Global Brass & Copper Holdings, Inc.	3,157	48,776
Hardinge, Inc.	578	6,531
Ingersoll-Rand plc	20,731	1,248,006
ITT Corp.	1,036	49,583
Kadant, Inc.	427	16,926
Kennametal, Inc.	581	26,035
Komatsu Ltd.	14,800	334,990
Meritor, Inc.(1)	1,576	21,481
Middleby Corp.(1)	7,291	628,703
Mueller Water Products, Inc., Class A	5,035	46,473
Oshkosh Corp.	2,390	118,735
Parker-Hannifin Corp.	5,899	681,334
Rexnord Corp.(1)	331	9,668
Snap-On, Inc.	2,445	305,503
Stanley Black & Decker, Inc.	8,583	785,344
Valmont Industries, Inc.	440	61,930
WABCO Holdings, Inc.(1)	6,216	641,491
Wabtec Corp.	3,222	268,586
Weir Group plc (The)	10,010	439,549
		7,468,946
Media — 1.3%
AMC Entertainment Holdings, Inc., Class A	323	7,645
CBS Outdoor Americas, Inc.	283	9,727
Charter Communications, Inc., Class A(1)	2,184	342,604
Comcast Corp., Class A	41,448	2,268,449
Cumulus Media, Inc., Class A(1)	7,462	34,251
Entercom Communications Corp., Class A(1)	2,906	26,532
Entravision Communications Corp., Class A	12,840	58,807

Harte-Hanks, Inc.	623	4,367
ITV plc	80,159	281,056
John Wiley & Sons, Inc., Class A	1,798	107,790
Journal Communications, Inc., Class A(1)	927	9,196
Markit Ltd.(1)	6,193	154,887
Nexstar Broadcasting Group, Inc., Class A	470	21,451
Publicis Groupe SA	1,753	130,600
Scripps Networks Interactive, Inc., Class A	3,284	261,768
Time Warner Cable, Inc.	3,150	465,979
Time Warner, Inc.	21,697	1,671,320
Time, Inc.(1)	1,172	27,519
Townsquare Media, Inc.(1)	1,312	14,891
Tribune Media Co.(1)	4,346	331,600
Walt Disney Co. (The)	24,583	2,209,520
		8,439,959
Metals and Mining — 0.3%
AM Castle & Co.(1)	2,002	19,620
BHP Billiton Ltd.	15,951	546,289
Century Aluminum Co.(1)	54	1,349
Compass Minerals International, Inc.	251	22,356
Constellium NV, Class A(1)	11,896	338,798
Haynes International, Inc.	681	33,764
Horsehead Holding Corp.(1)	3,835	77,429
Newmont Mining Corp.	7,033	190,524
Nucor Corp.	7,407	402,348
Rio Tinto Ltd.	10,300	602,481
		2,234,958
Multi-Utilities — 0.3%
Ameren Corp.	5,696	227,783
Avista Corp.	987	32,038
Black Hills Corp.	357	19,182
Consolidated Edison, Inc.	8,532	493,917
NorthWestern Corp.	4,907	236,910
PG&E Corp.	9,398	436,819
Wisconsin Energy Corp.	9,697	439,565
		1,886,214
Multiline Retail — 0.5%
Dillard's, Inc., Class A	3,389	387,431
Kohl's Corp.	1,356	79,719
Macy's, Inc.	22,000	1,370,380
Target Corp.	18,641	1,119,765
		2,957,295
Oil, Gas and Consumable Fuels — 3.0%
Alon USA Energy, Inc.	576	9,579
Antero Resources Corp.(1)	5,760	333,216
Apache Corp.	6,161	627,375
Ardmore Shipping Corp.	2,025	26,507
Athlon Energy, Inc.(1)	1,144	53,242
BG Group plc	20,139	401,707

Cabot Oil & Gas Corp.	4,997	167,599
Carrizo Oil & Gas, Inc.(1)	586	36,754
Chevron Corp.	24,703	3,197,803
Concho Resources, Inc.(1)	5,770	819,571
ConocoPhillips	3,467	281,590
Delek US Holdings, Inc.	198	6,926
Devon Energy Corp.	4,812	362,921
Energy XXI Bermuda Ltd.	1,015	16,748
EOG Resources, Inc.	12,526	1,376,357
Exxon Mobil Corp.	21,392	2,127,648
Gran Tierra Energy, Inc.(1)	6,586	44,192
Gulfport Energy Corp.(1)	3,709	216,977
Hugoton Royalty Trust	894	8,958
Imperial Oil Ltd.	34,314	1,825,998
Jones Energy, Inc.(1)	734	14,107
Kodiak Oil & Gas Corp.(1)	1,945	31,645
Magnum Hunter Resources Corp.(1)	3,959	27,357
Murphy Oil Corp.	2,715	169,606
Noble Energy, Inc.	7,722	557,065
Nordic American Tanker Shipping Ltd.	1,107	10,029
Northern Tier Energy LP	1,122	29,374
Oasis Petroleum, Inc.(1)	12,081	594,264
Occidental Petroleum Corp.	17,237	1,787,994
Pacific Coast Oil Trust	1,383	16,292
PBF Energy, Inc., Class A	439	12,472
PBF Logistics LP	68	1,697
PDC Energy, Inc.(1)	207	12,439
Penn Virginia Corp.(1)	1,984	29,800
Phillips 66	5,059	440,234
Rosetta Resources, Inc.(1)	285	14,250
Royal Dutch Shell plc, Class A	13,240	534,688
Scorpio Tankers, Inc.	1,849	17,676
Southwestern Energy Co.(1)	9,150	376,797
Statoil ASA	13,260	372,259
Total SA	11,650	768,284
Total SA ADR	9,970	657,621
Vaalco Energy, Inc.(1)	2,020	18,483
Valero Energy Corp.	10,744	581,680
Western Refining, Inc.	360	16,751
Williams Partners LP	2,686	142,385
		19,176,917
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	180	12,456
International Paper Co.	11,410	552,815
KapStone Paper and Packaging Corp.(1)	1,217	37,411
Wausau Paper Corp.	1,134	10,342
West Fraser Timber Co. Ltd.	3,034	153,611
		766,635

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	5,638	433,168
Pharmaceuticals — 2.4%
AbbVie, Inc.	13,268	733,455
Actavis plc(1)	3,327	755,162
Akorn, Inc.(1)	529	20,642
Auxilium Pharmaceuticals, Inc.(1)	481	8,947
AVANIR Pharmaceuticals, Inc.(1)	1,745	10,854
Bayer AG	3,360	450,538
Bristol-Myers Squibb Co.	9,873	500,067
Catalent, Inc.(1)	9,998	214,957
Eli Lilly & Co.	3,759	238,922
Endo International plc(1)	4,710	300,074
Hospira, Inc.(1)	5,838	313,734
Johnson & Johnson	40,909	4,243,491
Lannett Co., Inc.(1)	247	9,727
Medicines Co. (The)(1)	501	12,831
Merck & Co., Inc.	36,703	2,206,217
Nektar Therapeutics(1)	724	10,324
Novartis AG	8,547	766,674
Novo Nordisk A/S, B Shares	8,690	397,028
Pacira Pharmaceuticals, Inc.(1)	264	28,581
Perrigo Co. plc	1,029	153,053
Pfizer, Inc.	46,068	1,353,938
Roche Holding AG	2,961	863,417
Salix Pharmaceuticals Ltd.(1)	2,679	426,256
Teva Pharmaceutical Industries Ltd. ADR	7,883	414,015
Zoetis, Inc.	20,234	717,093
		15,149,997
Professional Services — 0.2%
Adecco SA	2,353	178,131
Capita Group plc (The)	9,476	193,026
CDI Corp.	1,534	23,271
Huron Consulting Group, Inc.(1)	448	27,095
Intertek Group plc	5,710	265,520
Kforce, Inc.	1,870	37,531
Korn/Ferry International(1)	1,447	43,772
Manpowergroup, Inc.	4,138	321,026
Nielsen NV	7,896	371,033
On Assignment, Inc.(1)	1,080	31,925
		1,492,330
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Acadia Realty Trust	4,344	125,194
Alexandria Real Estate Equities, Inc.	3,773	298,293
American Campus Communities, Inc.	4,959	195,930
American Realty Capital Properties, Inc.	12,529	164,882
Annaly Capital Management, Inc.	28,338	337,222
Apartment Investment & Management Co., Class A	6,617	226,765
Apollo Commercial Real Estate Finance, Inc.	1,119	18,822

Armada Hoffler Properties, Inc.	1,725	16,577
Associated Estates Realty Corp.	1,086	20,091
AvalonBay Communities, Inc.	3,413	525,943
Blackstone Mortgage Trust, Inc., Class A	420	12,201
Boston Properties, Inc.	4,283	520,042
Brixmor Property Group, Inc.	13,730	324,989
Camden Property Trust	2,663	199,299
Campus Crest Communities, Inc.	3,491	28,696
Capstead Mortgage Corp.	9,515	125,788
CBL & Associates Properties, Inc.	632	12,008
Chatham Lodging Trust	851	19,675
Chimera Investment Corp.	3,089	10,225
Colony Financial, Inc.	517	11,591
Corporate Office Properties Trust	4,281	121,495
Corrections Corp. of America	14,252	507,941
Cousins Properties, Inc.	9,456	119,997
DCT Industrial Trust, Inc.	14,927	118,670
DDR Corp.	13,689	249,414
DiamondRock Hospitality Co.	947	12,614
Duke Realty Corp.	14,197	264,064
Education Realty Trust, Inc.	8,438	91,890
Empire State Realty Trust, Inc.	16,786	275,962
EPR Properties	308	17,528
Equity One, Inc.	6,439	151,960
Equity Residential	7,829	520,394
Essex Property Trust, Inc.	1,903	368,135
Excel Trust, Inc.	1,452	18,789
Extra Space Storage, Inc.	4,475	235,833
General Growth Properties, Inc.	16,255	399,385
Geo Group, Inc. (The)	824	30,834
Hatteras Financial Corp.	965	19,204
HCP, Inc.	5,549	240,438
Health Care REIT, Inc.	9,228	623,628
Healthcare Trust of America, Inc., Class A	10,272	127,886
Hersha Hospitality Trust	1,114	7,564
Highwoods Properties, Inc.	402	17,105
Hospitality Properties Trust	1,286	37,847
Host Hotels & Resorts, Inc.	40,416	922,293
Hudson Pacific Properties, Inc.	5,527	148,400
Kilroy Realty Corp.	4,043	255,720
Kimco Realty Corp.	5,225	122,735
Kite Realty Group Trust	5,525	142,103
LaSalle Hotel Properties	585	21,382
Lexington Realty Trust	1,274	13,861
Macerich Co. (The)	1,956	127,707
Mack-Cali Realty Corp.	673	14,227
Medical Properties Trust, Inc.	1,237	17,429
MFA Financial, Inc.	2,780	23,463
National Retail Properties, Inc.	4,233	157,214

New Residential Investment Corp.	2,025	12,697
Pebblebrook Hotel Trust	4,856	188,121
Pennsylvania Real Estate Investment Trust	632	12,741
PennyMac Mortgage Investment Trust	755	16,806
Piedmont Office Realty Trust, Inc., Class A	27,279	531,668
Prologis, Inc.	11,373	465,611
PS Business Parks, Inc.	650	53,001
Public Storage	3,413	597,889
Rayonier, Inc.	1,824	62,509
Rexford Industrial Realty, Inc.	469	6,913
RLJ Lodging Trust	5,166	153,998
Rouse Properties, Inc.	1,378	24,087
Sabra Health Care REIT, Inc.	268	7,633
Simon Property Group, Inc.	6,939	1,179,838
SL Green Realty Corp.	2,901	317,224
Summit Hotel Properties, Inc.	2,350	25,733
Sun Communities, Inc.	337	18,073
Sunstone Hotel Investors, Inc.	1,658	24,157
Taubman Centers, Inc.	2,852	217,237
Two Harbors Investment Corp.	2,179	23,359
UDR, Inc.	9,463	283,133
Urstadt Biddle Properties, Inc., Class A	1,235	26,330
Ventas, Inc.	5,141	338,175
Vornado Realty Trust	4,199	444,548
Washington Real Estate Investment Trust	720	20,002
WP Carey, Inc.	4,152	283,499
		15,074,326
Real Estate Management and Development — 0.2%
Altisource Portfolio Solutions SA(1)	302	30,179
Daito Trust Construction Co. Ltd.	2,900	358,580
Global Logistic Properties Ltd.	86,000	196,229
Howard Hughes Corp. (The)(1)	885	140,158
Jones Lang LaSalle, Inc.	3,097	413,790
		1,138,936
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	1,000	200,304
Canadian Pacific Railway Ltd., New York Shares	3,220	645,932
Celadon Group, Inc.	514	10,763
Con-way, Inc.	371	19,014
Heartland Express, Inc.	4,652	109,089
Kansas City Southern	3,773	435,253
Marten Transport Ltd.	871	17,246
Roadrunner Transportation Systems, Inc.(1)	1,455	36,637
Saia, Inc.(1)	1,269	60,239
Swift Transportation Co.(1)	1,157	24,505
Union Pacific Corp.	8,328	876,689
Werner Enterprises, Inc.	9,737	242,451
		2,678,122

Semiconductors and Semiconductor Equipment — 1.5%
Applied Materials, Inc.	63,031	1,456,331
ARM Holdings plc	18,200	293,385
ASML Holding NV	6,382	610,558
Avago Technologies Ltd.	7,872	646,213
Broadcom Corp., Class A	35,406	1,394,288
Cavium, Inc.(1)	573	32,191
Exar Corp.(1)	3,445	34,347
Fairchild Semiconductor International, Inc.(1)	1,984	34,819
Formfactor, Inc.(1)	3,268	23,007
Intel Corp.	31,629	1,104,485
KLA-Tencor Corp.	3,732	285,199
Kulicke & Soffa Industries, Inc.(1)	2,043	30,012
Lam Research Corp.	4,817	346,391
Linear Technology Corp.	12,336	556,477
Maxim Integrated Products, Inc.	7,389	228,246
Microchip Technology, Inc.	22,016	1,075,041
MKS Instruments, Inc.	4,380	148,657
Nanometrics, Inc.(1)	708	11,838
NXP Semiconductor NV(1)	7,845	537,539
Photronics, Inc.(1)	3,825	33,775
RF Micro Devices, Inc.(1)	3,826	47,710
Semtech Corp.(1)	980	25,534
Spansion, Inc., Class A(1)	450	10,035
Teradyne, Inc.	25,683	528,813
Texas Instruments, Inc.	3,813	183,710
		9,678,601
Software — 1.5%
Aspen Technology, Inc.(1)	1,446	59,416
AVG Technologies NV(1)	429	7,525
Bottomline Technologies, Inc.(1)	824	23,204
BroadSoft, Inc.(1)	610	14,555
Compuware Corp.	2,873	26,862
Electronic Arts, Inc.(1)	53,455	2,022,737
ePlus, Inc.(1)	448	26,195
FireEye, Inc.(1)	530	16,504
Intuit, Inc.	3,989	331,805
Manhattan Associates, Inc.(1)	1,104	31,883
Mentor Graphics Corp.	2,611	56,946
Microsoft Corp.	54,207	2,462,624
Monotype Imaging Holdings, Inc.	1,255	36,884
NetSuite, Inc.(1)	4,528	396,834
Oracle Corp.	77,134	3,203,375
Solera Holdings, Inc.	336	20,483
Splunk, Inc.(1)	6,345	342,313
Synopsys, Inc.(1)	6,192	253,253
Ultimate Software Group, Inc.(1)	166	24,400
Varonis Systems, Inc.(1)	1,376	32,749
Verint Systems, Inc.(1)	811	40,655

Workday, Inc.(1)	1,960	178,497
		9,609,699
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	2,008	273,931
AutoZone, Inc.(1)	1,394	751,143
Bed Bath & Beyond, Inc.(1)	1,971	126,657
Brown Shoe Co., Inc.	1,061	31,660
Cabela's, Inc.(1)	512	31,242
Conn's, Inc.(1)	320	14,346
CST Brands, Inc.	6,140	213,918
Destination Maternity Corp.	819	15,831
GameStop Corp., Class A	6,432	271,430
Home Depot, Inc. (The)	9,628	900,218
Inditex SA	5,040	146,022
Kirkland's, Inc.(1)	1,895	33,788
Lithia Motors, Inc., Class A	584	51,053
Lowe's Cos., Inc.	28,640	1,503,886
MarineMax, Inc.(1)	635	10,960
Michaels Cos., Inc. (The)(1)	608	10,324
Nitori Holdings Co. Ltd.	3,600	215,907
O'Reilly Automotive, Inc.(1)	2,841	443,139
Penske Automotive Group, Inc.	352	16,885
PetSmart, Inc.	310	22,187
Restoration Hardware Holdings, Inc.(1)	2,949	247,333
Ross Stores, Inc.	2,306	173,919
Signet Jewelers Ltd.	2,498	294,439
Tractor Supply Co.	4,261	285,274
		6,085,492
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc.	38,361	3,932,003
EMC Corp.	8,031	237,155
Hewlett-Packard Co.	19,319	734,122
Nimble Storage, Inc.(1)	942	25,472
SanDisk Corp.	8,393	822,178
Seagate Technology plc	2,249	140,742
Silicon Graphics International Corp.(1)	2,853	27,959
Super Micro Computer, Inc.(1)	1,256	30,760
Western Digital Corp.	17,007	1,751,891
		7,702,282
Textiles, Apparel and Luxury Goods — 0.5%
Burberry Group plc	10,859	256,172
Cie Financiere Richemont SA	2,210	210,757
Coach, Inc.	2,261	83,273
Culp, Inc.	1,501	27,453
Deckers Outdoor Corp.(1)	369	34,037
Hanesbrands, Inc.	11,123	1,142,110
Kate Spade & Co.(1)	5,500	177,870
Luxottica Group SpA	5,748	307,012
Michael Kors Holdings Ltd.(1)	2,027	162,403

Movado Group, Inc.	1,029	38,207
Pandora A/S	8,310	621,245
Skechers U.S.A., Inc., Class A(1)	728	42,493
Under Armour, Inc., Class A(1)	5,103	348,841
		3,451,873
Thrifts and Mortgage Finance — 0.2%
Aareal Bank AG	10,110	452,388
Astoria Financial Corp.	1,379	18,024
Capitol Federal Financial, Inc.	8,398	103,715
Dime Community Bancshares, Inc.	1,112	17,169
EverBank Financial Corp.	11,775	222,312
Oritani Financial Corp.	1,373	20,595
People's United Financial, Inc.	25,859	386,592
Radian Group, Inc.	886	12,900
		1,233,695
Tobacco — 0.1%
Altria Group, Inc.	7,840	337,747
Japan Tobacco, Inc.	7,400	253,483
		591,230
Trading Companies and Distributors — 0.2%
Ashtead Group plc	43,563	708,386
H&E Equipment Services, Inc.	1,305	53,387
Kaman Corp.	300	12,198
United Rentals, Inc.(1)	4,064	478,130
		1,252,101
Transportation Infrastructure†
Aegean Marine Petroleum Network, Inc.	1,756	17,736
Water Utilities†
Artesian Resources Corp., Class A	674	14,296
Wireless Telecommunication Services — 0.2%
RingCentral, Inc., Class A(1)	1,822	24,469
Rogers Communications, Inc., Class B	7,583	309,095
SBA Communications Corp., Class A(1)	8,978	990,184
		1,323,748
TOTAL COMMON STOCKS (Cost $220,599,012)		296,787,091
U.S. TREASURY SECURITIES — 18.7%
U.S. Treasury Bonds, 5.50%, 8/15/28	1,100,000	1,470,218
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	4,268,321
U.S. Treasury Bonds, 3.125%, 11/15/41	850,000	863,945
U.S. Treasury Bonds, 2.875%, 5/15/43	1,400,000	1,345,532
U.S. Treasury Bonds, 3.125%, 8/15/44	400,000	403,750
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,632,907	8,480,278
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	760,870	997,453
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,066,583	1,410,473
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	886,024	868,199
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	777,495	736,495
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	809,835	824,133
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	2,124,324	2,274,851

U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	5,141,815	5,262,930
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,062,120	2,106,262
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,426,337	3,693,752
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,110,110	1,233,176
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,373,166	1,398,484
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	1,322,604	1,433,992
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	5,011,884	5,378,769
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,331,062	3,481,999
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,632,212	1,635,911
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,243,716	1,247,457
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,923,766	3,900,161
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,379,728	3,441,249
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,809,043	2,909,334
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	1,124,926	1,286,722
U.S. Treasury Notes, 0.25%, 5/31/15	5,000,000	5,006,545
U.S. Treasury Notes, 1.875%, 6/30/15	1,000,000	1,014,844
U.S. Treasury Notes, 0.375%, 11/15/15	1,700,000	1,703,852
U.S. Treasury Notes, 1.375%, 11/30/15	1,500,000	1,521,914
U.S. Treasury Notes, 2.125%, 12/31/15	1,500,000	1,537,500
U.S. Treasury Notes, 0.375%, 1/15/16	8,500,000	8,514,110
U.S. Treasury Notes, 0.50%, 6/15/16	700,000	700,971
U.S. Treasury Notes, 0.625%, 12/15/16	1,500,000	1,499,063
U.S. Treasury Notes, 1.875%, 10/31/17	4,300,000	4,408,506
U.S. Treasury Notes, 0.875%, 1/31/18	750,000	742,676
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	314,695
U.S. Treasury Notes, 1.375%, 7/31/18	10,450,000	10,456,531
U.S. Treasury Notes, 1.25%, 10/31/18	4,700,000	4,663,650
U.S. Treasury Notes, 1.25%, 11/30/18	5,300,000	5,253,005
U.S. Treasury Notes, 1.625%, 7/31/19	350,000	350,068
U.S. Treasury Notes, 1.625%, 8/31/19(2)	4,950,000	4,949,421
U.S. Treasury Notes, 1.75%, 5/15/23	5,050,000	4,849,975
TOTAL U.S. TREASURY SECURITIES (Cost $116,060,963)		119,841,172
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 8.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.3%
FHLMC, VRN, 1.74%, 9/15/14	114,361	115,996
FHLMC, VRN, 1.84%, 9/15/14	307,952	313,377
FHLMC, VRN, 1.97%, 9/15/14	269,742	276,625
FHLMC, VRN, 1.98%, 9/15/14	196,602	200,635
FHLMC, VRN, 2.09%, 9/15/14	536,390	541,480
FHLMC, VRN, 2.26%, 9/15/14	96,578	102,962
FHLMC, VRN, 2.35%, 9/15/14	395,105	396,235
FHLMC, VRN, 2.375%, 9/15/14	458,450	491,125
FHLMC, VRN, 2.40%, 9/15/14	130,750	140,247
FHLMC, VRN, 2.43%, 9/15/14	30,420	32,566
FHLMC, VRN, 2.55%, 9/15/14	89,456	94,312
FHLMC, VRN, 2.87%, 9/15/14	101,115	104,227
FHLMC, VRN, 3.24%, 9/15/14	103,699	110,206
FHLMC, VRN, 3.30%, 9/15/14	289,457	303,970

FHLMC, VRN, 3.80%, 9/15/14	105,206	111,069
FHLMC, VRN, 4.08%, 9/15/14	137,920	146,145
FHLMC, VRN, 4.09%, 9/15/14	295,496	310,726
FHLMC, VRN, 4.33%, 9/15/14	231,859	244,768
FHLMC, VRN, 5.12%, 9/15/14	82,949	88,612
FHLMC, VRN, 5.40%, 9/15/14	189,268	201,341
FHLMC, VRN, 6.12%, 9/15/14	115,621	123,100
FNMA, VRN, 1.90%, 9/25/14	250,654	266,708
FNMA, VRN, 1.92%, 9/25/14	392,017	413,633
FNMA, VRN, 1.94%, 9/25/14	288,527	308,297
FNMA, VRN, 1.94%, 9/25/14	615,460	655,630
FNMA, VRN, 1.94%, 9/25/14	404,193	426,510
FNMA, VRN, 1.94%, 9/25/14	301,261	322,755
FNMA, VRN, 2.27%, 9/25/14	28,777	30,868
FNMA, VRN, 2.32%, 9/25/14	223,626	239,681
FNMA, VRN, 2.71%, 9/25/14	303,078	310,644
FNMA, VRN, 3.36%, 9/25/14	155,701	161,951
FNMA, VRN, 3.36%, 9/25/14	103,804	111,231
FNMA, VRN, 3.76%, 9/25/14	199,280	210,230
FNMA, VRN, 3.84%, 9/25/14	69,913	74,522
FNMA, VRN, 3.92%, 9/25/14	167,980	177,417
FNMA, VRN, 5.29%, 9/25/14	265,606	285,217
		8,445,018
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 6.7%
FHLMC, 6.50%, 6/1/16	9,437	9,709
FHLMC, 4.50%, 1/1/19	268,501	283,318
FHLMC, 5.00%, 1/1/21	470,267	510,068
FHLMC, 5.00%, 4/1/21	105,832	114,741
FHLMC, 8.00%, 7/1/30	4,728	5,651
FHLMC, 6.50%, 5/1/31	14,911	17,036
FHLMC, 5.50%, 12/1/33	191,167	214,799
FHLMC, 5.50%, 1/1/38	399,317	442,333
FHLMC, 6.00%, 2/1/38	422,057	475,088
FHLMC, 6.00%, 11/1/38	367,526	412,915
FHLMC, 4.00%, 4/1/41	847,533	902,534
FHLMC, 6.50%, 7/1/47	8,576	9,358
FNMA, 7.50%, 6/1/15	249	250
FNMA, 4.50%, 5/1/19	129,269	136,911
FNMA, 4.50%, 5/1/19	173,555	183,990
FNMA, 5.00%, 9/1/20	258,059	277,452
FNMA, 7.00%, 6/1/26	474	520
FNMA, 7.50%, 3/1/27	1,926	1,955
FNMA, 6.50%, 6/1/29	12,526	14,133
FNMA, 7.00%, 7/1/29	3,991	4,273
FNMA, 7.00%, 3/1/30	10,386	11,939
FNMA, 7.50%, 9/1/30	6,109	7,312
FNMA, 6.625%, 11/15/30	1,290,000	1,868,119
FNMA, 6.50%, 9/1/31	35,493	40,261
FNMA, 7.00%, 9/1/31	15,320	17,470

FNMA, 6.50%, 1/1/32	16,135	18,203
FNMA, 5.50%, 6/1/33	154,602	173,820
FNMA, 5.50%, 8/1/33	699,566	781,036
FNMA, 5.50%, 9/1/33	192,123	217,180
FNMA, 5.00%, 11/1/33	703,156	777,313
FNMA, 5.50%, 1/1/34	549,398	616,560
FNMA, 4.50%, 9/1/35	417,290	451,207
FNMA, 5.00%, 2/1/36	677,271	748,493
FNMA, 5.50%, 4/1/36	122,039	135,996
FNMA, 5.00%, 10/1/36	147,963	163,093
FNMA, 5.50%, 12/1/36	274,247	304,984
FNMA, 5.50%, 1/1/37	789,266	881,037
FNMA, 5.50%, 2/1/37	176,525	196,226
FNMA, 6.50%, 8/1/37	264,477	295,413
FNMA, 5.00%, 4/1/40	1,275,973	1,409,826
FNMA, 5.00%, 6/1/40	970,670	1,071,673
FNMA, 4.50%, 8/1/40	1,520,526	1,643,508
FNMA, 4.00%, 1/1/41	1,224,588	1,306,077
FNMA, 4.50%, 1/1/41	1,386,264	1,501,789
FNMA, 4.50%, 2/1/41	974,031	1,052,486
FNMA, 5.00%, 6/1/41	1,090,434	1,203,989
FNMA, 4.50%, 7/1/41	747,870	814,691
FNMA, 4.50%, 9/1/41	601,197	650,888
FNMA, 4.50%, 9/1/41	1,822,528	1,972,447
FNMA, 4.00%, 12/1/41	1,276,458	1,358,947
FNMA, 4.00%, 1/1/42	776,038	823,874
FNMA, 4.00%, 1/1/42	946,277	1,003,968
FNMA, 3.50%, 5/1/42	1,968,510	2,030,410
FNMA, 3.50%, 6/1/42	884,539	913,383
FNMA, 3.50%, 9/1/42	1,618,950	1,668,721
FNMA, 3.00%, 11/1/42	1,576,592	1,574,696
FNMA, 6.50%, 8/1/47	38,571	42,332
FNMA, 6.50%, 8/1/47	50,865	55,796
FNMA, 6.50%, 9/1/47	129,515	142,130
FNMA, 6.50%, 9/1/47	5,371	5,898
FNMA, 6.50%, 9/1/47	19,409	21,307
FNMA, 6.50%, 9/1/47	28,185	30,951
FNMA, 6.50%, 9/1/47	7,535	8,270
GNMA, 7.00%, 1/15/24	2,713	3,057
GNMA, 8.00%, 7/15/24	5,364	5,790
GNMA, 8.00%, 9/15/24	4,275	4,779
GNMA, 9.00%, 4/20/25	1,310	1,501
GNMA, 7.00%, 9/15/25	8,806	9,253
GNMA, 7.50%, 10/15/25	8,768	9,795
GNMA, 7.50%, 2/15/26	14,344	16,226
GNMA, 8.25%, 7/15/26	33,438	35,033
GNMA, 7.00%, 12/15/27	20,503	21,268
GNMA, 6.50%, 2/15/28	7,135	8,125
GNMA, 6.50%, 3/15/28	10,700	12,185

GNMA, 6.50%, 4/15/28		1,357	1,545
GNMA, 6.00%, 10/15/28		25,324	29,022
GNMA, 7.00%, 5/15/31		11,636	13,568
GNMA, 5.50%, 11/15/32		95,371	106,414
GNMA, 6.50%, 10/15/38		1,190,547	1,345,407
GNMA, 4.00%, 1/20/41		1,688,329	1,803,402
GNMA, 4.50%, 5/20/41		1,077,811	1,175,587
GNMA, 4.50%, 6/15/41		441,804	486,348
GNMA, 4.00%, 12/15/41		1,999,496	2,135,927
GNMA, 3.50%, 6/20/42		773,819	806,058
GNMA, 3.50%, 7/20/42		590,082	614,666
			42,675,709
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $49,566,968)			51,120,727
CORPORATE BONDS — 7.8%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19		120,000	132,212
Raytheon Co., 2.50%, 12/15/22		80,000	77,439
United Technologies Corp., 3.10%, 6/1/22		30,000	30,668
United Technologies Corp., 6.05%, 6/1/36		41,000	53,291
United Technologies Corp., 5.70%, 4/15/40		150,000	187,917
United Technologies Corp., 4.50%, 6/1/42		50,000	54,104
			535,631
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(4)		40,000	40,163
American Honda Finance Corp., 2.125%, 10/10/18		80,000	81,251
Daimler Finance North America LLC, 1.30%, 7/31/15(4)		140,000	141,006
Daimler Finance North America LLC, 2.625%, 9/15/16(4)		70,000	72,237
Ford Motor Co., 4.75%, 1/15/43		50,000	52,593
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		40,000	44,197
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		240,000	282,476
			713,923
Banks — 1.5%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	193,011
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	40,000,000	459,140
Bank of America Corp., 4.50%, 4/1/15		$60,000	61,379
Bank of America Corp., 3.75%, 7/12/16		110,000	115,359
Bank of America Corp., 6.50%, 8/1/16		230,000	252,902
Bank of America Corp., 5.75%, 12/1/17		250,000	280,623
Bank of America Corp., 5.70%, 1/24/22		160,000	186,152
Bank of America Corp., 4.10%, 7/24/23		70,000	73,193
Bank of America Corp., MTN, 4.00%, 4/1/24		50,000	51,614
Bank of America Corp., MTN, 5.00%, 1/21/44		40,000	43,676
Bank of America N.A., 5.30%, 3/15/17		810,000	883,838
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	144,875
Barclays Bank plc, 5.14%, 10/14/20		100,000	109,304
BB&T Corp., MTN, 3.20%, 3/15/16		160,000	165,855
BB&T Corp., MTN, 2.05%, 6/19/18		60,000	60,688
Capital One Financial Corp., 2.15%, 3/23/15		100,000	100,964

Capital One Financial Corp., 1.00%, 11/6/15		60,000	60,153
Citigroup, Inc., 4.45%, 1/10/17		100,000	107,268
Citigroup, Inc., 5.50%, 2/15/17		140,000	153,072
Citigroup, Inc., 1.75%, 5/1/18		370,000	368,587
Citigroup, Inc., 4.50%, 1/14/22		260,000	284,535
Citigroup, Inc., 4.05%, 7/30/22		50,000	51,628
Citigroup, Inc., 3.75%, 6/16/24		360,000	368,045
Citigroup, Inc., 6.00%, 10/31/33		50,000	58,099
Citigroup, Inc., 6.68%, 9/13/43		30,000	38,329
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	182,174
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$170,000	182,199
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	223,707
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	150,000	216,696
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	268,402
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	235,363
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	63,201
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	430,266
JPMorgan Chase & Co., 6.00%, 1/15/18		$560,000	636,581
JPMorgan Chase & Co., 3.25%, 9/23/22		70,000	70,553
JPMorgan Chase & Co., 3.625%, 5/13/24		170,000	173,580
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		250,000	271,708
KeyCorp, MTN, 2.30%, 12/13/18		120,000	121,207
KFW, 2.00%, 6/1/16		230,000	236,055
KFW, 3.875%, 1/21/19	EUR	125,000	190,346
KFW, MTN, 4.625%, 1/4/23	EUR	210,000	361,571
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		$190,000	200,030
SunTrust Banks, Inc., 3.60%, 4/15/16		40,000	41,743
U.S. Bancorp, 3.44%, 2/1/16		100,000	103,620
U.S. Bancorp, MTN, 3.00%, 3/15/22		70,000	71,275
U.S. Bancorp, MTN, 2.95%, 7/15/22		40,000	39,838
Wells Fargo & Co., 3.68%, 6/15/16		120,000	126,221
Wells Fargo & Co., 4.125%, 8/15/23		100,000	105,232
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,489
Wells Fargo & Co., MTN, 4.60%, 4/1/21		210,000	234,851
Wells Fargo & Co., MTN, 4.10%, 6/3/26		120,000	123,173
			9,602,370
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		370,000	457,015
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		220,000	216,007
Coca-Cola Co. (The), 1.80%, 9/1/16		140,000	143,348
Pernod-Ricard SA, 2.95%, 1/15/17(4)		170,000	176,067
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)		250,000	262,842
			1,255,279
Biotechnology — 0.1%
Amgen, Inc., 2.125%, 5/15/17		140,000	143,279
Amgen, Inc., 4.10%, 6/15/21		70,000	75,535
Amgen, Inc., 5.375%, 5/15/43		120,000	138,642
Celgene Corp., 3.25%, 8/15/22		80,000	81,358
Celgene Corp., 3.625%, 5/15/24		120,000	122,573

Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	121,708
			683,095
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		80,000	84,970
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		330,000	376,855
Jefferies Group, Inc., 5.125%, 4/13/18		90,000	98,448
			560,273
Chemicals — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	102,623
Dow Chemical Co. (The), 4.25%, 11/15/20		100,000	109,305
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	30,165
Eastman Chemical Co., 2.40%, 6/1/17		80,000	81,993
Eastman Chemical Co., 3.60%, 8/15/22		100,000	102,931
Ecolab, Inc., 4.35%, 12/8/21		160,000	175,767
Mosaic Co. (The), 4.25%, 11/15/23		80,000	85,668
Mosaic Co. (The), 5.625%, 11/15/43		60,000	69,607
			758,059
Commercial Services and Supplies†
Republic Services, Inc., 3.55%, 6/1/22		220,000	230,189
Communications Equipment — 0.1%
Apple, Inc., 1.00%, 5/3/18		100,000	98,089
Apple, Inc., 2.85%, 5/6/21		100,000	101,909
Apple, Inc., 3.45%, 5/6/24		220,000	226,514
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		40,000	40,677
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	275,952
			743,141
Construction Materials†
Owens Corning, 4.20%, 12/15/22		90,000	92,955
Consumer Finance — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	283,592
American Express Co., 1.55%, 5/22/18		60,000	59,509
American Express Credit Corp., 1.30%, 7/29/16		110,000	111,224
Capital One Bank USA N.A., 2.30%, 6/5/19		250,000	250,569
Discover Bank, 2.00%, 2/21/18		250,000	251,096
Equifax, Inc., 3.30%, 12/15/22		100,000	99,581
PNC Bank N.A., 6.00%, 12/7/17		340,000	387,325
Synchrony Financial, 3.00%, 8/15/19		50,000	50,752
			1,493,648
Containers and Packaging†
Rock-Tenn Co., 3.50%, 3/1/20		80,000	82,839
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17		35,000	35,034
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	68,465
Johns Hopkins University, 4.08%, 7/1/53		30,000	30,729
			134,228
Diversified Financial Services — 1.2%
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	244,492
General Electric Capital Corp., 5.30%, 2/11/21		$40,000	45,960
General Electric Capital Corp., MTN, 2.30%, 4/27/17		270,000	277,720

General Electric Capital Corp., MTN, 5.625%, 9/15/17	415,000	466,462
General Electric Capital Corp., MTN, 6.00%, 8/7/19	410,000	483,317
General Electric Capital Corp., MTN, 4.65%, 10/17/21	100,000	112,220
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	130,000	132,149
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	150,000	154,338
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	540,000	627,328
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	120,000	123,948
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	140,000	173,163
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	50,000	52,538
Gulf Gate Apartments, VRN, 0.15%, 9/4/14 (Acquired 9/29/03 - 11/10/03, Cost $3,000,000)(5)	3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21	90,000	103,255
HSBC Holdings plc, 4.00%, 3/30/22	60,000	64,381
Morgan Stanley, 5.75%, 1/25/21	70,000	81,392
Morgan Stanley, 5.00%, 11/24/25	350,000	376,353
Morgan Stanley, MTN, 6.625%, 4/1/18	330,000	382,421
Morgan Stanley, MTN, 5.625%, 9/23/19	290,000	331,751
UBS AG (Stamford Branch), 5.875%, 12/20/17	186,000	211,290
		7,444,478
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 2.625%, 12/1/22	90,000	87,401
AT&T, Inc., 6.55%, 2/15/39	171,000	218,839
AT&T, Inc., 4.30%, 12/15/42	130,000	127,142
AT&T, Inc., 4.80%, 6/15/44	60,000	63,066
British Telecommunications plc, 5.95%, 1/15/18	230,000	261,837
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	180,000	184,026
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	150,000	176,732
Orange SA, 4.125%, 9/14/21	120,000	129,301
Verizon Communications, Inc., 3.65%, 9/14/18	310,000	330,836
Verizon Communications, Inc., 4.50%, 9/15/20	80,000	87,972
Verizon Communications, Inc., 5.15%, 9/15/23	220,000	249,297
Verizon Communications, Inc., 5.05%, 3/15/34	340,000	372,191
Verizon Communications, Inc., 4.75%, 11/1/41	120,000	123,868
Verizon Communications, Inc., 6.55%, 9/15/43	79,000	101,994
Verizon Communications, Inc., 4.86%, 8/21/46(4)	27,000	28,448
Verizon Communications, Inc., 5.01%, 8/21/54(4)	77,000	80,783
		2,623,733
Energy Equipment and Services — 0.1%
Ensco plc, 3.25%, 3/15/16	90,000	93,221
Ensco plc, 4.70%, 3/15/21	180,000	196,261
Transocean, Inc., 2.50%, 10/15/17	70,000	70,873
Transocean, Inc., 6.50%, 11/15/20	80,000	90,603
Weatherford International Ltd., 4.50%, 4/15/22	80,000	85,593
		536,551
Food and Staples Retailing — 0.1%
Delhaize Group SA, 4.125%, 4/10/19	80,000	84,869
Kroger Co. (The), 6.40%, 8/15/17	180,000	205,254
Kroger Co. (The), 3.30%, 1/15/21	110,000	113,230
Wal-Mart Stores, Inc., 2.55%, 4/11/23	150,000	146,945

Wal-Mart Stores, Inc., 5.625%, 4/1/40		220,000	275,400
			825,698
Food Products — 0.1%
Kellogg Co., 4.45%, 5/30/16		100,000	106,199
Kraft Foods Group, Inc., 5.00%, 6/4/42		90,000	98,341
Mondelez International, Inc., 4.00%, 2/1/24		80,000	84,279
Mondelez International, Inc., 6.50%, 2/9/40		70,000	92,272
Tyson Foods, Inc., 4.50%, 6/15/22		100,000	108,233
			489,324
Gas Utilities — 0.4%
Enable Midstream Partners LP, 3.90%, 5/15/24(4)		90,000	91,101
Enbridge Energy Partners LP, 6.50%, 4/15/18		130,000	150,303
Enbridge, Inc., 4.50%, 6/10/44		60,000	60,223
Energy Transfer Partners LP, 4.15%, 10/1/20		110,000	116,509
Energy Transfer Partners LP, 5.20%, 2/1/22		50,000	55,248
Energy Transfer Partners LP, 3.60%, 2/1/23		110,000	109,460
Energy Transfer Partners LP, 6.50%, 2/1/42		80,000	96,535
Enterprise Products Operating LLC, 6.30%, 9/15/17		230,000	263,110
Enterprise Products Operating LLC, 4.85%, 3/15/44		130,000	138,496
Enterprise Products Operating LLC, 5.10%, 2/15/45		70,000	77,525
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		200,000	235,298
Magellan Midstream Partners LP, 6.55%, 7/15/19		100,000	118,410
Magellan Midstream Partners LP, 5.15%, 10/15/43		40,000	44,946
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22		160,000	165,971
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		170,000	167,586
TransCanada PipeLines Ltd., 2.50%, 8/1/22		150,000	145,494
Williams Cos., Inc. (The), 3.70%, 1/15/23		80,000	76,883
Williams Partners LP, 4.125%, 11/15/20		160,000	170,494
			2,283,592
Health Care Equipment and Supplies†
Baxter International, Inc., 3.20%, 6/15/23		50,000	50,267
Medtronic, Inc., 2.75%, 4/1/23		50,000	48,920
			99,187
Health Care Providers and Services — 0.1%
Aetna, Inc., 2.75%, 11/15/22		90,000	88,579
Express Scripts Holding Co., 2.65%, 2/15/17		200,000	206,927
Express Scripts Holding Co., 7.25%, 6/15/19		140,000	170,748
NYU Hospitals Center, 4.43%, 7/1/42		70,000	69,235
UnitedHealth Group, Inc., 2.875%, 3/15/23		80,000	79,502
UnitedHealth Group, Inc., 4.25%, 3/15/43		80,000	81,627
			696,618
Industrial Conglomerates — 0.1%
General Electric Co., 5.25%, 12/6/17		320,000	358,859
General Electric Co., 2.70%, 10/9/22		90,000	89,041
General Electric Co., 4.125%, 10/9/42		100,000	103,005
			550,905
Insurance — 0.4%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	235,162
Allstate Corp. (The), 4.50%, 6/15/43		$50,000	53,386

American International Group, Inc., 4.875%, 6/1/22	240,000	269,847
American International Group, Inc., 4.50%, 7/16/44	70,000	72,497
American International Group, Inc., MTN, 5.85%, 1/16/18	170,000	193,056
American International Group, Inc., VRN, 8.18%, 5/15/38	50,000	69,125
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	120,000	132,519
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	70,000	71,117
Berkshire Hathaway, Inc., 4.50%, 2/11/43	110,000	116,449
Genworth Holdings, Inc., 7.20%, 2/15/21	50,000	59,677
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	110,000	125,898
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	30,000	37,435
Liberty Mutual Group, Inc., 4.85%, 8/1/44(4)	80,000	81,311
Lincoln National Corp., 6.25%, 2/15/20	180,000	212,382
Markel Corp., 4.90%, 7/1/22	120,000	132,548
Markel Corp., 3.625%, 3/30/23	30,000	30,257
MetLife, Inc., 4.125%, 8/13/42	70,000	69,025
MetLife, Inc., 4.875%, 11/13/43	30,000	33,269
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	100,000	100,528
Principal Financial Group, Inc., 3.30%, 9/15/22	50,000	50,499
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	100,000	114,676
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	60,000	71,188
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	80,000	83,355
Travelers Cos., Inc. (The), 4.60%, 8/1/43	60,000	64,765
Voya Financial, Inc., 5.50%, 7/15/22	40,000	45,906
Voya Financial, Inc., 5.70%, 7/15/43	110,000	131,297
WR Berkley Corp., 4.625%, 3/15/22	80,000	86,695
WR Berkley Corp., 4.75%, 8/1/44	50,000	50,504
		2,794,373
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23	70,000	70,008
International Business Machines Corp., 3.375%, 8/1/23	200,000	205,852
Xerox Corp., 2.95%, 3/15/17	50,000	52,048
		327,908
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	163,000	169,894
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	63,506
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	80,000	91,567
		324,967
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	130,000	130,584
Deere & Co., 5.375%, 10/16/29	250,000	301,112
		431,696
Media — 0.5%
21st Century Fox America, Inc., 6.90%, 8/15/39	170,000	226,218
CBS Corp., 4.85%, 7/1/42	50,000	50,552
Comcast Corp., 5.90%, 3/15/16	422,000	455,312
Comcast Corp., 6.40%, 5/15/38	110,000	144,699
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	150,000	168,347
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	110,000	118,269
Discovery Communications LLC, 5.625%, 8/15/19	130,000	148,609

Discovery Communications LLC, 3.25%, 4/1/23	60,000	59,453
NBCUniversal Media LLC, 5.15%, 4/30/20	80,000	91,689
NBCUniversal Media LLC, 4.375%, 4/1/21	440,000	486,968
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	60,030
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,904
Qwest Corp., 7.50%, 10/1/14	130,000	130,653
Time Warner Cable, Inc., 4.50%, 9/15/42	140,000	142,425
Time Warner, Inc., 7.70%, 5/1/32	220,000	311,634
Time Warner, Inc., 5.35%, 12/15/43	70,000	77,707
Viacom, Inc., 4.50%, 3/1/21	90,000	98,253
Viacom, Inc., 3.125%, 6/15/22	60,000	59,780
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	100,000	97,514
		2,959,016
Metals and Mining — 0.1%
Barrick Gold Corp., 4.10%, 5/1/23	50,000	50,807
Barrick North America Finance LLC, 4.40%, 5/30/21	150,000	158,053
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	32,504
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	207,853
Freeport-McMoRan, Inc., 3.875%, 3/15/23	40,000	40,673
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	70,000	76,321
Newmont Mining Corp., 6.25%, 10/1/39	40,000	43,213
Teck Resources Ltd., 3.15%, 1/15/17	90,000	93,799
		703,223
Multi-Utilities — 0.3%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	20,000	18,848
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	60,000	58,526
Constellation Energy Group, Inc., 5.15%, 12/1/20	120,000	134,739
Consumers Energy Co., 2.85%, 5/15/22	30,000	30,335
Consumers Energy Co., 3.375%, 8/15/23	110,000	114,725
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	220,752
Dominion Resources, Inc., 2.75%, 9/15/22	80,000	79,100
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	109,562
Duke Energy Florida, Inc., 6.35%, 9/15/37	170,000	232,062
Edison International, 3.75%, 9/15/17	110,000	117,076
Exelon Generation Co. LLC, 4.25%, 6/15/22	60,000	62,756
Exelon Generation Co. LLC, 5.60%, 6/15/42	40,000	44,373
Florida Power Corp., 3.85%, 11/15/42	80,000	79,858
Georgia Power Co., 4.30%, 3/15/42	50,000	51,667
Nisource Finance Corp., 4.45%, 12/1/21	50,000	54,318
Nisource Finance Corp., 5.65%, 2/1/45	70,000	81,283
PacifiCorp, 6.00%, 1/15/39	70,000	91,827
Potomac Electric Power Co., 3.60%, 3/15/24	70,000	72,939
Progress Energy, Inc., 3.15%, 4/1/22	60,000	61,021
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	45,084
Sempra Energy, 6.50%, 6/1/16	150,000	164,466
Sempra Energy, 2.875%, 10/1/22	130,000	129,414
Southern Power Co., 5.15%, 9/15/41	40,000	45,611
Xcel Energy, Inc., 4.80%, 9/15/41	30,000	33,586
		2,133,928

Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	90,000	95,142
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	90,000	90,733
Target Corp., 4.00%, 7/1/42	160,000	155,877
		341,752
Oil, Gas and Consumable Fuels — 0.3%
Anadarko Petroleum Corp., 5.95%, 9/15/16	40,000	43,936
Anadarko Petroleum Corp., 6.45%, 9/15/36	60,000	77,269
Apache Corp., 4.75%, 4/15/43	50,000	53,335
BP Capital Markets plc, 4.50%, 10/1/20	40,000	44,202
BP Capital Markets plc, 2.75%, 5/10/23	60,000	58,464
Chevron Corp., 2.43%, 6/24/20	40,000	40,727
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	55,356
Continental Resources, Inc., 4.90%, 6/1/44(4)	100,000	106,176
Devon Energy Corp., 1.875%, 5/15/17	40,000	40,642
Devon Energy Corp., 5.60%, 7/15/41	60,000	70,728
EOG Resources, Inc., 5.625%, 6/1/19	210,000	243,151
EOG Resources, Inc., 4.10%, 2/1/21	70,000	76,471
Hess Corp., 6.00%, 1/15/40	50,000	62,061
Marathon Petroleum Corp., 3.50%, 3/1/16	40,000	41,543
Noble Energy, Inc., 4.15%, 12/15/21	120,000	129,221
Petro-Canada, 6.80%, 5/15/38	110,000	148,264
Phillips 66, 4.30%, 4/1/22	160,000	173,680
Pioneer Natural Resources Co., 3.95%, 7/15/22	20,000	21,002
Shell International Finance BV, 2.375%, 8/21/22	100,000	97,347
Shell International Finance BV, 3.625%, 8/21/42	70,000	66,546
Shell International Finance BV, 4.55%, 8/12/43	50,000	55,358
Statoil ASA, 4.80%, 11/8/43	100,000	113,382
Talisman Energy, Inc., 7.75%, 6/1/19	80,000	98,673
Total Capital Canada Ltd., 2.75%, 7/15/23	80,000	78,771
Total Capital SA, 2.125%, 8/10/18	90,000	91,489
		2,087,794
Paper and Forest Products†
Domtar Corp., 4.40%, 4/1/22	40,000	41,373
International Paper Co., 6.00%, 11/15/41	60,000	72,446
		113,819
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	110,000	110,647
AbbVie, Inc., 2.90%, 11/6/22	60,000	59,104
AbbVie, Inc., 4.40%, 11/6/42	130,000	131,109
Actavis, Inc., 1.875%, 10/1/17	130,000	130,642
Actavis, Inc., 3.25%, 10/1/22	100,000	99,484
Actavis, Inc., 4.625%, 10/1/42	40,000	40,050
Bristol-Myers Squibb Co., 3.25%, 8/1/42	70,000	60,686
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	70,000	69,720
Merck & Co., Inc., 2.40%, 9/15/22	110,000	107,180
Merck & Co., Inc., 3.60%, 9/15/42	20,000	18,717
Mylan, Inc., 5.40%, 11/29/43	20,000	22,103
Roche Holdings, Inc., 6.00%, 3/1/19(4)	40,000	46,769

Roche Holdings, Inc., 7.00%, 3/1/39(4)		20,000	28,764
Sanofi, 4.00%, 3/29/21		78,000	85,254
			1,010,229
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20		40,000	44,124
Essex Portfolio LP, 3.625%, 8/15/22		90,000	92,358
Essex Portfolio LP, 3.375%, 1/15/23		40,000	40,049
Essex Portfolio LP, 3.25%, 5/1/23		30,000	29,669
HCP, Inc., 3.75%, 2/1/16		130,000	135,321
Health Care REIT, Inc., 2.25%, 3/15/18		30,000	30,420
Health Care REIT, Inc., 3.75%, 3/15/23		100,000	100,796
Hospitality Properties Trust, 4.65%, 3/15/24		100,000	104,434
Kilroy Realty LP, 3.80%, 1/15/23		140,000	141,819
Senior Housing Properties Trust, 4.75%, 5/1/24		100,000	103,004
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15		100,000	102,947
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		40,000	44,156
			969,097
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	150,656
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		50,000	55,752
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41		20,000	22,089
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		130,000	133,870
CSX Corp., 4.25%, 6/1/21		110,000	120,668
CSX Corp., 3.70%, 11/1/23		110,000	114,685
Norfolk Southern Corp., 5.75%, 4/1/18		140,000	159,193
Norfolk Southern Corp., 3.25%, 12/1/21		90,000	93,148
Union Pacific Corp., 4.00%, 2/1/21		60,000	65,865
Union Pacific Corp., 4.75%, 9/15/41		120,000	134,065
			1,049,991
Semiconductors and Semiconductor Equipment†
Intel Corp., 1.35%, 12/15/17		100,000	100,002
Software — 0.1%
Intuit, Inc., 5.75%, 3/15/17		302,000	335,194
Microsoft Corp., 2.375%, 5/1/23		50,000	48,608
Oracle Corp., 2.50%, 10/15/22		200,000	194,985
Oracle Corp., 3.625%, 7/15/23		160,000	167,689
Oracle Corp., 3.40%, 7/8/24		80,000	81,591
			828,067
Specialty Retail†
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	233,701
Technology Hardware, Storage and Peripherals†
Hewlett-Packard Co., 4.30%, 6/1/21		150,000	161,645
Thrifts and Mortgage Finance — 0.1%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	249,951
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	310,358
			560,309
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		$260,000	254,774
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	164,534
			419,308

Wireless Telecommunication Services†
Vodafone Group plc, 5.625%, 2/27/17		70,000	77,223
TOTAL CORPORATE BONDS (Cost $47,211,384)			50,063,764
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.8%
Australia — 0.2%
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	489,752
Australia Government Bond, 5.50%, 4/21/23	AUD	335,000	366,088
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	284,122
			1,139,962
Austria — 0.4%
Austria Government Bond, 4.30%, 9/15/17(4)	EUR	190,000	281,704
Austria Government Bond, 4.35%, 3/15/19(4)	EUR	655,000	1,021,065
Austria Government Bond, 3.90%, 7/15/20(4)	EUR	285,000	449,865
Austria Government Bond, 3.40%, 11/22/22(4)	EUR	155,000	245,376
Austria Government Bond, 4.15%, 3/15/37(4)	EUR	265,000	500,590
			2,498,600
Belgium — 0.4%
Belgium Government Bond, 4.00%, 3/28/18(4)	EUR	540,000	807,266
Belgium Government Bond, 3.75%, 9/28/20(4)	EUR	260,000	408,081
Belgium Government Bond, 2.25%, 6/22/23	EUR	435,000	629,976
Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	280,000	521,616
			2,366,939
Canada — 0.3%
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	278,512
Canadian Government Bond, 3.75%, 6/1/19	CAD	280,000	284,743
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	475,629
Province of British Columbia, 3.25%, 12/18/21	CAD	315,000	309,452
Province of Ontario Canada, 1.00%, 7/22/16		$90,000	90,626
Province of Ontario Canada, 4.40%, 6/2/19	CAD	400,000	409,193
			1,848,155
Denmark — 0.4%
Denmark Government Bond, 4.00%, 11/15/17	DKK	4,520,000	896,932
Denmark Government Bond, 4.00%, 11/15/19	DKK	1,180,000	248,013
Denmark Government Bond, 7.00%, 11/10/24	DKK	1,830,000	515,098
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,435,000	664,288
			2,324,331
Finland — 0.4%
Finland Government Bond, 3.125%, 9/15/14(4)	EUR	460,000	605,019
Finland Government Bond, 3.875%, 9/15/17(4)	EUR	455,000	666,932
Finland Government Bond, 4.375%, 7/4/19(4)	EUR	309,000	485,697
Finland Government Bond, 1.625%, 9/15/22(4)	EUR	295,000	412,719
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	285,000	482,305
Finland Government Bond, 2.625%, 7/4/42(4)	EUR	120,000	187,494
			2,840,166
France — 0.3%
France Government Bond OAT, 3.25%, 10/25/21	EUR	290,000	449,599
France Government Bond OAT, 5.50%, 4/25/29	EUR	145,000	284,891
France Government Bond OAT, 3.25%, 5/25/45	EUR	230,000	369,955

French Treasury Note BTAN, 2.25%, 2/25/16	EUR	645,000	875,764
			1,980,209
Germany — 0.5%
Bundesobligation, 2.00%, 2/26/16	EUR	510,000	690,143
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	530,000	753,334
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	275,000	547,144
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	200,000	309,815
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	750,797	1,030,378
			3,330,814
Japan — 1.8%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	320,000,000	3,097,250
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	210,000,000	2,036,967
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	249,900,000	2,524,361
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	123,000,000	1,391,862
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	90,200,000	948,802
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	120,600,000	1,350,237
			11,349,479
Netherlands — 0.3%
Netherlands Government Bond, 1.25%, 1/15/18(4)	EUR	180,000	245,854
Netherlands Government Bond, 3.50%, 7/15/20(4)	EUR	615,000	952,596
Netherlands Government Bond, 2.25%, 7/15/22(4)	EUR	85,000	124,374
Netherlands Government Bond, 3.75%, 1/15/42(4)	EUR	215,000	406,168
			1,728,992
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	265,000	231,284
Norway — 0.2%
Norway Government Bond, 4.25%, 5/19/17	NOK	930,000	161,085
Norway Government Bond, 3.75%, 5/25/21	NOK	8,370,000	1,504,978
			1,666,063
Singapore — 0.1%
Singapore Government Bond, 2.375%, 4/1/17	SGD	270,000	226,528
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	104,047
			330,575
Sweden — 0.1%
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,505,000	250,658
Sweden Government Bond, 3.50%, 6/1/22	SEK	1,220,000	205,702
			456,360
Switzerland†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	182,789
Switzerland Government Bond, 2.50%, 3/8/36	CHF	95,000	132,653
			315,442
United Kingdom — 1.4%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	635,000	1,054,924
United Kingdom Gilt, 4.00%, 9/7/16	GBP	810,000	1,429,705
United Kingdom Gilt, 4.50%, 3/7/19	GBP	695,000	1,300,135
United Kingdom Gilt, 8.00%, 6/7/21	GBP	69,000	158,589
United Kingdom Gilt, 3.75%, 9/7/21	GBP	555,000	1,028,303
United Kingdom Gilt, 6.00%, 12/7/28	GBP	500,000	1,167,754
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	361,562

United Kingdom Gilt, 4.25%, 3/7/36	GBP	850,000	1,725,015
United Kingdom Gilt, 4.50%, 12/7/42	GBP	50,000	108,403
United Kingdom Gilt, 4.25%, 12/7/55	GBP	450,000	990,556
			9,324,946
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $42,780,097)			43,732,317
MUNICIPAL SECURITIES — 3.4%
Alameda County Industrial Development Authority Rev., (Pacific Paper Tube), VRDN, 0.09%, 9/4/14 (LOC: Wells Fargo Bank N.A.)		$1,775,000	1,775,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		65,000	93,004
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		130,000	180,478
California GO, (Building Bonds), 7.55%, 4/1/39		30,000	45,470
California GO, (Building Bonds), 7.30%, 10/1/39		80,000	116,056
California GO, (Building Bonds), 7.60%, 11/1/40		65,000	99,814
Chambersburg Municipal Authority Rev., (Wilson College), VRDN, 0.07%, 9/4/14 (LOC: Bank of America N.A.)		1,700,000	1,700,000
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.10%, 9/3/14 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12, Cost $2,200,000)(5)		2,200,000	2,200,000
City of New York GO, Series 1995 F-5, VRDN, 0.05%, 9/3/14 (LOC: Bayerische Landesbank)		1,065,000	1,065,000
City of Russell Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.05%, 9/4/14 (AGM)(LOC: JPMorgan Chase Bank N.A.)		1,310,000	1,310,000
City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.06%, 9/4/14 (AGM)(LOC: JPMorgan Chase Bank N.A.)		1,000,000	1,000,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)		490,000	490,000
Columbia Industrial Development Board Pollution Control Rev., Series 1995 C, (Alabama Power Company Project), VRDN, 0.06%, 9/2/14		500,000	500,000
Fayette County Hospital Authority Rev., (Fayette Community Hospital), VRDN 0.04%, 9/3/14 (LOC: FHLB and Suntrust Bank N.A.)		500,000	500,000
Florida Housing Finance Corp. Rev., Series 2003 E1, (St. Andrews Pointe Apartments), VRDN, 0.07%, 9/4/14 (LIQ FAC: FNMA)		715,000	715,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		130,000	129,357
Little Rock Metrocentere Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.05%, 9/2/14 (LOC: JPMorgan Chase Bank N.A.)		900,000	900,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		65,000	88,486
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		80,000	101,155
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		55,000	76,680
Nevada Housing Division Multifamily Rev., (Golden Apartments), VRDN, 0.07%, 9/4/14 (LIQ FAC: FHLMC)		1,600,000	1,600,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		100,000	148,763
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		75,000	108,074
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37		40,000	52,972
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34		110,000	125,898
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.15%, 9/3/14 (LOC: FNMA)		700,000	700,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		70,000	88,662
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.04%, 9/2/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)		1,635,000	1,635,000
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		50,000	57,822
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		120,000	126,583
Putnam County Development Authority Rev., (Power Company Plant Project), VRDN, 0.04%, 9/2/14		1,000,000	1,000,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		150,000	188,710
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36		180,000	223,434
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41		95,000	112,189

San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	96,431
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	127,929
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	161,580
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.11%, 9/4/14 (SBBPA: JPMorgan Chase Bank N.A.)	1,160,000	1,160,000
University of Illinois Rev., Series 1997 B, (Health Services Facilities System), VRDN, 0.05%, 9/3/14 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	50,000	60,938
TOTAL MUNICIPAL SECURITIES (Cost $21,334,440)		21,860,485
COMMERCIAL PAPER(6) — 3.1%
Bank of Nova Scotia, 0.17%, 12/3/14(4)	2,200,000	2,199,226
BNP Paribas Finance, Inc., 0.18%, 10/6/14	2,200,000	2,199,673
Catholic Health Initiatives, 0.15%, 9/9/14	2,400,000	2,399,945
Charta LLC, 0.18%, 11/10/14(4)	2,200,000	2,199,176
CRC Funding LLC, 0.15%, 9/10/14(4)	2,100,000	2,099,909
Crown Point Capital Co., 0.18%, 10/3/14(4)	2,200,000	2,199,651
Govco LLC, 0.18%, 11/12/14(4)	2,200,000	2,199,152
Lexington Parker Capital, 0.18%, 9/9/14(4)	1,950,000	1,949,917
Toyota Motor Credit Corp., 0.18%, 12/11/14	2,200,000	2,199,212
TOTAL COMMERCIAL PAPER (Cost $19,645,387)		19,645,861
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 9/1/14	239,323	246,499
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/14	200,000	209,156
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	675,000	673,008
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 9/15/14(4)	450,000	450,154
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	550,000	549,256
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 9/15/14(4)	515,000	515,828
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	375,000	405,159
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 9/1/14	215,082	216,152
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	283,527	288,238
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	960,676	971,586
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	700,000	727,465
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/14(4)	650,000	653,538
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	150,000	161,854
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	250,000	271,573
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	46,162	47,538
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	362,072	363,842
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	359,419	367,340
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 9/11/14	100,000	104,735
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	300,000	296,726
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	554,157	555,758
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, VRN, 3.35%, 9/1/14(4)	800,000	825,088
VNDO Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(4)	425,000	449,902
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	240,300	240,086
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,531,939)		9,590,481

ASSET-BACKED SECURITIES(3) — 0.9%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(4)	375,000	379,232
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	200,000	201,210
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 9/8/14(4)	525,000	524,511
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	600,000	599,957
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.52%, 9/15/14	425,000	425,662
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	250,000	250,131
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.33%, 9/15/14	750,000	750,066
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.56%, 9/11/14(4)	615,000	615,462
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	151,262	153,301
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	501,266	500,875
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	775,000	775,264
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	375,841
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(4)	308,750	314,014
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	80,000	81,400
TOTAL ASSET-BACKED SECURITIES (Cost $5,935,767)		5,946,926
EXCHANGE-TRADED FUNDS — 0.4%
iShares MSCI EAFE ETF	17,380	1,159,420
iShares Russell 1000 Growth Index Fund	1,305	121,691
iShares Russell 2000 Value Index Fund	478	48,063
iShares Russell Midcap Value Index Fund	20,331	1,484,366
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,667,373)		2,813,540
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Private Sponsor Collateralized Mortgage Obligations†
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/14(4)	190,155	188,517
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.90%, 9/25/14	78,264	76,748
		265,265
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	520,714	565,021
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,000,000	1,000,206
		1,565,227
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,774,346)		1,830,492
CONVERTIBLE PREFERRED STOCKS†
Household Durables†
Beazer Homes USA, Inc., 7.50%, 7/15/15	581	17,163
Tobacco†
Universal Corp., 6.75%	8	9,667
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,155)		26,830
TEMPORARY CASH INVESTMENTS — 3.3%
SSgA U.S. Government Money Market Fund, Class N (Cost $20,970,855)	20,970,855	20,970,855
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $558,102,686)		644,230,541
OTHER ASSETS AND LIABILITIES — (0.6)%		(3,900,969)
TOTAL NET ASSETS — 100.0%		$640,329,572

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation(Depreciation) ($)
AUD	307,650	USD	282,797	Barclays Bank plc	9/4/14	4,513
AUD	120,000	USD	112,476	Barclays Bank plc	9/4/14	(410)
AUD	40,000	USD	37,164	Barclays Bank plc	9/4/14	191
AUD	40,000	USD	37,359	Deutsche Bank	9/4/14	(3)
AUD	313,281	USD	289,999	Barclays Bank plc	11/21/14	977
USD	201,247	AUD	215,000	Barclays Bank plc	9/4/14	462
USD	291,583	AUD	313,281	Barclays Bank plc	9/4/14	(986)
CAD	257,294	USD	235,000	Deutsche Bank	9/4/14	1,625
CAD	32,159	USD	30,000	JPMorgan Chase Bank N.A.	9/4/14	(425)
CAD	80,573	USD	75,000	Westpac Group	9/4/14	(899)
CAD	86,019	USD	80,000	Westpac Group	9/4/14	(891)
CAD	168,846	USD	153,875	UBS AG	11/21/14	1,125
USD	19,812	CAD	21,661	Barclays Bank plc	9/4/14	(109)
USD	155,000	CAD	169,085	JPMorgan Chase Bank N.A.	9/4/14	(502)
USD	90,000	CAD	98,703	JPMorgan Chase Bank N.A.	9/4/14	(774)
USD	154,154	CAD	168,846	UBS AG	9/4/14	(1,128)
USD	1,166,865	CAD	1,282,326	JPMorgan Chase Bank N.A.	9/30/14	(11,744)
USD	576,996	CAD	634,089	JPMorgan Chase Bank N.A.	9/30/14	(5,807)
USD	574,652	CAD	631,514	JPMorgan Chase Bank N.A.	9/30/14	(5,783)
CHF	170,511	USD	186,392	Westpac Group	9/4/14	(658)
USD	99,661	CHF	89,196	Barclays Bank plc	9/4/14	2,502
USD	40,000	CHF	35,899	JPMorgan Chase Bank N.A.	9/4/14	896
USD	50,000	CHF	45,416	JPMorgan Chase Bank N.A.	9/4/14	530
USD	186,530	CHF	170,511	Westpac Group	11/21/14	643
CLP	16,682,150	USD	29,950	Barclays Bank plc	9/4/14	(1,522)
CLP	69,587,500	USD	125,000	Barclays Bank plc	9/4/14	(6,415)
CLP	41,531,250	USD	75,000	Barclays Bank plc	9/4/14	(4,226)
CLP	15,874,150	USD	26,744	Barclays Bank plc	11/21/14	121
USD	50,000	CLP	28,285,000	Barclays Bank plc	9/4/14	1,799
USD	144,759	CLP	83,641,750	Barclays Bank plc	9/4/14	2,224
USD	26,917	CLP	15,874,147	Barclays Bank plc	9/4/14	(135)
CZK	2,318,845	USD	115,000	Barclays Bank plc	9/4/14	(5,145)
CZK	903,960	USD	45,000	Barclays Bank plc	9/4/14	(2,175)
CZK	2,706,839	USD	134,346	Deutsche Bank	9/4/14	(6,111)
CZK	5,024,912	USD	238,953	Barclays Bank plc	11/21/14	(718)
USD	238,788	CZK	5,024,912	Barclays Bank plc	9/4/14	734
USD	44,925	CZK	904,732	Deutsche Bank	9/4/14	2,064
USD	125,000	CZK	2,636,531	UBS AG	11/21/14	—
DKK	540,558	USD	98,720	JPMorgan Chase Bank N.A.	9/4/14	(3,365)
DKK	163,548	USD	29,950	JPMorgan Chase Bank N.A.	9/4/14	(1,100)
DKK	704,106	USD	124,608	Deutsche Bank	11/21/14	(336)
DKK	283,578	USD	50,116	JPMorgan Chase Bank N.A.	11/21/14	(65)
USD	124,534	DKK	704,106	Deutsche Bank	9/4/14	328

EUR	35,000	USD	47,754	Barclays Bank plc	9/4/14	(1,766)
EUR	30,000	USD	40,139	Barclays Bank plc	9/4/14	(720)
EUR	30,000	USD	40,800	Deutsche Bank	9/4/14	(1,381)
EUR	35,000	USD	47,475	JPMorgan Chase Bank N.A.	9/4/14	(1,487)
EUR	30,000	USD	40,582	JPMorgan Chase Bank N.A.	9/4/14	(1,163)
EUR	90,000	USD	120,792	JPMorgan Chase Bank N.A.	9/4/14	(2,536)
EUR	245,714	USD	334,751	UBS AG	9/4/14	(11,893)
EUR	35,000	USD	47,930	UBS AG	9/4/14	(1,941)
EUR	520,000	USD	684,787	Barclays Bank plc	11/21/14	(1,171)
EUR	127,585	USD	168,183	Deutsche Bank	11/21/14	(453)
USD	43,755	EUR	31,965	Barclays Bank plc	9/4/14	1,755
USD	109,275	EUR	80,000	Barclays Bank plc	9/4/14	4,159
USD	60,146	EUR	45,000	Barclays Bank plc	9/4/14	1,018
USD	33,411	EUR	25,000	Deutsche Bank	9/4/14	562
USD	168,108	EUR	127,585	Deutsche Bank	9/4/14	467
USD	34,040	EUR	25,000	JPMorgan Chase Bank N.A.	9/4/14	1,191
USD	46,938	EUR	35,000	JPMorgan Chase Bank N.A.	9/4/14	950
USD	46,837	EUR	35,000	JPMorgan Chase Bank N.A.	9/4/14	849
USD	348,845	EUR	260,000	JPMorgan Chase Bank N.A.	9/4/14	7,216
USD	678,560	EUR	514,267	UBS AG	9/30/14	2,737
USD	546,337	EUR	414,058	UBS AG	9/30/14	2,204
GBP	20,000	USD	33,946	Barclays Bank plc	9/4/14	(744)
GBP	35,000	USD	59,613	Deutsche Bank	9/4/14	(1,508)
GBP	25,000	USD	42,857	Deutsche Bank	9/4/14	(1,354)
GBP	90,000	USD	151,440	Deutsche Bank	9/4/14	(2,027)
GBP	30,000	USD	50,347	Deutsche Bank	9/4/14	(543)
GBP	316,382	USD	524,053	Deutsche Bank	9/4/14	1,185
GBP	35,000	USD	60,020	JPMorgan Chase Bank N.A.	9/4/14	(1,915)
GBP	30,000	USD	51,318	JPMorgan Chase Bank N.A.	9/4/14	(1,513)
GBP	20,000	USD	33,866	JPMorgan Chase Bank N.A.	9/4/14	(663)
GBP	20,000	USD	33,753	JPMorgan Chase Bank N.A.	9/4/14	(550)
GBP	40,000	USD	67,203	UBS AG	9/4/14	(797)
USD	207,696	GBP	125,000	Barclays Bank plc	9/4/14	179
USD	215,792	GBP	130,000	Barclays Bank plc	9/4/14	(26)
USD	311,922	GBP	186,382	Deutsche Bank	9/4/14	2,503
USD	50,996	GBP	30,000	Deutsche Bank	9/4/14	1,192
USD	209,791	GBP	125,000	JPMorgan Chase Bank N.A.	9/4/14	2,274
USD	67,857	GBP	40,000	JPMorgan Chase Bank N.A.	9/4/14	1,451
USD	42,343	GBP	25,000	UBS AG	9/4/14	839
USD	300,527	GBP	181,313	Credit Suisse AG	9/30/14	(417)
USD	523,706	GBP	316,382	Deutsche Bank	11/21/14	(1,188)
HKD	279,000	USD	35,989	Barclays Bank plc	9/4/14	11
HKD	279,000	USD	36,001	Westpac Group	11/21/14	1
USD	35,996	HKD	279,000	Westpac Group	9/4/14	(4)
JPY	17,376,078	USD	169,288	Barclays Bank plc	9/4/14	(2,281)

JPY	5,627,804	USD	55,000	JPMorgan Chase Bank N.A.	9/4/14	(909)
JPY	4,049,268	USD	40,000	JPMorgan Chase Bank N.A.	9/4/14	(1,081)
JPY	17,213,180	USD	170,000	JPMorgan Chase Bank N.A.	9/4/14	(4,559)
JPY	4,092,432	USD	40,000	JPMorgan Chase Bank N.A.	9/4/14	(666)
JPY	3,564,225	USD	35,000	UBS AG	9/4/14	(743)
JPY	3,601,175	USD	35,000	Westpac Group	9/4/14	(388)
JPY	1,222,461	USD	11,750	Barclays Bank plc	11/21/14	6
JPY	22,845,350	USD	220,000	UBS AG	11/21/14	(302)
USD	100,000	JPY	10,162,570	Barclays Bank plc	9/4/14	2,325
USD	155,000	JPY	16,051,800	Barclays Bank plc	9/4/14	721
USD	11,744	JPY	1,222,461	Barclays Bank plc	9/4/14	(6)
USD	40,000	JPY	4,069,390	Deutsche Bank	9/4/14	888
USD	220,000	JPY	22,627,880	JPMorgan Chase Bank N.A.	9/4/14	2,517
USD	55,000	JPY	5,635,850	JPMorgan Chase Bank N.A.	9/4/14	832
KRW	2,518,167,624	USD	2,449,818	Westpac Group	9/4/14	33,497
KRW	56,303,500	USD	55,000	Westpac Group	9/4/14	524
KRW	36,200,500	USD	35,000	Westpac Group	9/4/14	699
KRW	2,324,441,621	USD	2,285,137	Westpac Group	11/21/14	(2,558)
USD	70,000	KRW	70,875,000	Westpac Group	9/4/14	106
USD	210,000	KRW	215,355,000	Westpac Group	9/4/14	(2,374)
USD	2,291,693	KRW	2,324,441,628	Westpac Group	9/4/14	(577)
NOK	1,574,007	USD	255,000	Barclays Bank plc	9/4/14	(1,053)
NOK	7,768,956	USD	1,258,321	Deutsche Bank	9/4/14	(4,893)
USD	135,000	NOK	812,363	Deutsche Bank	9/4/14	3,935
USD	80,000	NOK	495,557	Deutsche Bank	9/4/14	48
USD	1,232,189	NOK	7,417,336	JPMorgan Chase Bank N.A.	9/4/14	35,490
USD	100,000	NOK	617,707	JPMorgan Chase Bank N.A.	9/4/14	340
USD	23,403	NOK	144,704	UBS AG	9/30/14	77
USD	1,147	NOK	7,093	UBS AG	9/30/14	3
USD	1,254,608	NOK	7,768,956	Deutsche Bank	11/21/14	4,725
NZD	108,699	USD	90,720	HSBC Holdings plc	9/4/14	193
USD	88,893	NZD	105,000	JPMorgan Chase Bank N.A.	9/4/14	1,074
USD	3,078	NZD	3,699	Westpac Group	9/4/14	(16)
SEK	731,674	USD	109,395	Barclays Bank plc	9/4/14	(4,710)
SEK	413,249	USD	59,417	Deutsche Bank	9/4/14	(291)
USD	79,867	SEK	537,292	Barclays Bank plc	9/4/14	2,993
USD	40,000	SEK	271,256	Barclays Bank plc	9/4/14	1,190
USD	50,000	SEK	336,376	UBS AG	9/4/14	1,872
USD	59,401	SEK	413,249	Deutsche Bank	11/21/14	285
SGD	235,840	USD	190,000	Barclays Bank plc	9/4/14	(1,185)
SGD	158,220	USD	125,840	HSBC Holdings plc	9/4/14	832
SGD	220,811	USD	176,606	UBS AG	11/21/14	172
USD	176,601	SGD	220,811	UBS AG	9/4/14	(182)
USD	139,767	SGD	175,125	Westpac Group	9/4/14	(440)
TWD	5,995,000	USD	200,000	Westpac Group	9/4/14	577
TWD	6,942,020	USD	232,486	Westpac Group	9/4/14	(224)
TWD	3,874,000	USD	130,000	Westpac Group	11/21/14	(22)

USD	260,317	TWD	7,825,120	Westpac Group	9/4/14	(1,492)
USD	170,000	TWD	5,111,900	Westpac Group	9/4/14	(1,031)
USD	232,954	TWD	6,942,020	Westpac Group	11/21/14	39
						18,262

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Certificates of Participation
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)	Final maturity date indicated, unless otherwise noted.
(4)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $30,938,576, which represented 4.8% of total net assets.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,200,000, which represented 0.8% of total net assets.

(6)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	257,191,812	39,595,279	—
U.S. Treasury Securities	—	119,841,172	—
U.S. Government Agency Mortgage-Backed Securities	—	51,120,727	—
Corporate Bonds	—	50,063,764	—
Sovereign Governments and Agencies	—	43,732,317	—
Municipal Securities	—	21,860,485	—
Commercial Paper	—	19,645,861	—
Commercial Mortgage-Backed Securities	—	9,590,481	—
Asset-Backed Securities	—	5,946,926	—
Exchange-Traded Funds	2,813,540	—	—
Collateralized Mortgage Obligations	—	1,830,492	—
Convertible Preferred Stocks	—	26,830	—
Temporary Cash Investments	20,970,855	—	—
	280,976,207	363,254,334	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	149,437	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(131,175)	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$564,562,005
Gross tax appreciation of investments	$83,649,536
Gross tax depreciation of investments	(3,981,000)
Net tax appreciation (depreciation) of investments	$79,668,536

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Moderate Fund
August 31, 2014

Strategic Allocation: Moderate - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 65.8%
Aerospace and Defense — 2.3%
AAR Corp.	986	27,312
Alliant Techsystems, Inc.	3,274	412,524
American Science & Engineering, Inc.	3,153	182,559
B/E Aerospace, Inc.(1)	17,933	1,519,642
BAE Systems plc	116,024	857,340
Boeing Co. (The)	47,127	5,975,704
Esterline Technologies Corp.(1)	9,596	1,124,939
Exelis, Inc.	42,282	726,827
General Dynamics Corp.	12,340	1,520,905
Honeywell International, Inc.	98,399	9,370,537
KEYW Holding Corp. (The)(1)	1,590	18,810
L-3 Communications Holdings, Inc.	4,347	477,953
Lockheed Martin Corp.	18,263	3,177,762
Northrop Grumman Corp.	17,307	2,201,796
Precision Castparts Corp.	8,651	2,111,363
Raytheon Co.	47,979	4,622,297
Rockwell Collins, Inc.	6,049	465,652
Rolls-Royce Holdings plc	60,709	1,029,026
Textron, Inc.	41,289	1,568,982
United Technologies Corp.	27,410	2,959,732
Zodiac Aerospace	52,700	1,719,011
		42,070,673
Air Freight and Logistics — 0.2%
Sinotrans Ltd., H Shares	1,081,000	728,101
United Parcel Service, Inc., Class B	33,980	3,307,274
		4,035,375
Airlines — 0.5%
Alaska Air Group, Inc.	28,208	1,307,159
American Airlines Group, Inc.	17,485	680,341
International Consolidated Airlines Group SA(1)	246,910	1,480,587
JetBlue Airways Corp.(1)	933	11,411
Southwest Airlines Co.	105,049	3,362,618
Spirit Airlines, Inc.(1)	29,266	2,060,034
		8,902,150
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	7,648	138,429
BorgWarner, Inc.	90,251	5,612,710
Continental AG	8,458	1,805,926
Cooper Tire & Rubber Co.	1,056	32,556
Dana Holding Corp.	2,183	50,711
Delphi Automotive plc	27,684	1,926,253
Goodyear Tire & Rubber Co. (The)	3,932	102,114

Magna International, Inc.	21,552	2,445,505
Stoneridge, Inc.(1)	375	4,672
Superior Industries International, Inc.	4,100	79,745
Tower International, Inc.(1)	2,641	88,553
Valeo SA	13,680	1,653,146
		13,940,320
Automobiles — 0.9%
Brilliance China Automotive Holdings Ltd.	460,000	852,330
Daimler AG	20,780	1,699,393
Ford Motor Co.	152,210	2,649,976
Fuji Heavy Industries Ltd.	83,600	2,374,740
Great Wall Motor Co. Ltd., H Shares	117,000	496,681
Harley-Davidson, Inc.	34,692	2,205,024
Hyundai Motor Co.	5,050	1,160,462
Suzuki Motor Corp.	58,400	1,897,740
Tata Motors Ltd.	118,643	1,030,172
Tata Motors Ltd. ADR	26,685	1,285,950
Tesla Motors, Inc.(1)	3,032	817,730
		16,470,198
Banks — 4.7%
Alior Bank SA(1)	17,670	420,435
Alpha Bank AE(1)	785,600	687,471
Bank of America Corp.	285,588	4,595,111
Bank of Hawaii Corp.	9,602	557,396
Bank of Ireland(1)	4,595,994	1,829,789
Bankia SA(1)	1,307,120	2,528,146
BankUnited, Inc.	9,201	290,292
Barclays plc	197,470	735,814
BB&T Corp.	13,807	515,415
BOK Financial Corp.	8,002	539,175
Capitec Bank Holdings Ltd.	18,470	367,192
Cathay General Bancorp.	6,255	162,880
Central Pacific Financial Corp.	2,750	48,345
Citigroup, Inc.	63,230	3,265,830
Comerica, Inc.	9,562	481,351
Commerce Bancshares, Inc.	30,738	1,417,944
Commercial International Bank Egypt S.A.E.	150,640	989,694
Commonwealth Bank of Australia	23,623	1,794,139
Credicorp Ltd.	7,260	1,125,808
Cullen/Frost Bankers, Inc.	10,511	826,165
Eagle Bancorp, Inc.(1)	3,312	111,051
East West Bancorp, Inc.	31,258	1,089,029
F.N.B. Corp.	7,464	92,255
First Horizon National Corp.	6,808	82,785
First Interstate Bancsystem, Inc.	3,453	91,574
First NBC Bank Holding Co.(1)	2,699	86,665
FirstMerit Corp.	5,301	91,363
Fulton Financial Corp.	7,858	90,642
Grupo Financiero Banorte SAB de CV	132,715	935,630

HDFC Bank Ltd.	69,402	967,382
Heritage Financial Corp.	2,784	45,546
Home Bancshares, Inc.	9,663	287,474
IBERIABANK Corp.	1,729	112,817
ICICI Bank Ltd. ADR	37,420	2,001,970
Industrial & Commercial Bank of China Ltd., H Shares	1,735,105	1,150,759
ING Groep NV CVA(1)	158,070	2,173,539
Intesa Sanpaolo SpA	254,040	755,714
Itau Unibanco Holding SA ADR	162,291	2,921,238
JPMorgan Chase & Co.	167,764	9,973,570
Kasikornbank PCL NVDR	96,100	676,972
KBC Groep NV(1)	12,660	721,526
KeyCorp	92,170	1,254,434
Lakeland Financial Corp.	1,608	62,616
Lloyds Banking Group plc(1)	1,487,129	1,882,998
M&T Bank Corp.	11,662	1,441,773
MB Financial, Inc.	2,314	65,463
Mitsubishi UFJ Financial Group, Inc.	148,800	855,516
National Bankshares, Inc.	363	10,542
OFG Bancorp	6,679	106,196
Park Sterling Corp.	7,980	54,503
PNC Financial Services Group, Inc. (The)	44,350	3,758,662
Popular, Inc.(1)	1,960	60,682
PrivateBancorp, Inc.	4,723	139,376
Prosperity Bancshares, Inc.	733	44,273
PT Bank Mandiri (Persero) Tbk	1,483,000	1,315,334
PT Bank Rakyat Indonesia (Persero) Tbk	807,300	762,613
Renasant Corp.	1,833	53,029
Royal Bank of Scotland Group plc(1)	378,760	2,281,281
ServisFirst Bancshares, Inc.	3,807	114,857
Signature Bank(1)	10,688	1,266,100
Skandinaviska Enskilda Banken AB, A Shares	182,220	2,379,021
Southside Bancshares, Inc.	3,961	136,060
SunTrust Banks, Inc.	114,924	4,376,306
SVB Financial Group(1)	14,690	1,635,291
TCF Financial Corp.	3,814	60,261
Texas Capital Bancshares, Inc.(1)	3,506	189,254
Turkiye Halk Bankasi AS	63,750	467,471
U.S. Bancorp	79,410	3,357,455
UniCredit SpA	269,530	2,085,937
Valley National Bancorp	19,176	191,760
ViewPoint Financial Group, Inc.	1,500	39,075
Wells Fargo & Co.	140,862	7,245,941
Westamerica Bancorp.	17,928	867,177
		86,199,150
Beverages — 1.0%
Anheuser-Busch InBev NV	22,203	2,466,630
Boston Beer Co., Inc., Class A(1)	198	43,754
Brown-Forman Corp., Class B	25,494	2,362,274

Coca-Cola Co. (The)	5,966	248,902
Constellation Brands, Inc., Class A(1)	37,548	3,270,055
Dr Pepper Snapple Group, Inc.	43,742	2,752,247
PepsiCo, Inc.	72,666	6,720,878
		17,864,740
Biotechnology — 1.6%
ACADIA Pharmaceuticals, Inc.(1)	2,481	59,494
Acorda Therapeutics, Inc.(1)	1,379	44,928
Aegerion Pharmaceuticals, Inc.(1)	1,062	32,444
Alexion Pharmaceuticals, Inc.(1)	25,830	4,372,761
Amgen, Inc.	42,014	5,855,911
Arena Pharmaceuticals, Inc.(1)	7,368	30,356
ARIAD Pharmaceuticals, Inc.(1)	6,087	37,861
Biogen Idec, Inc.(1)	17,314	5,939,395
BioMarin Pharmaceutical, Inc.(1)	12,718	905,776
Celgene Corp.(1)	6,872	652,977
Celldex Therapeutics, Inc.(1)	2,596	41,302
Cepheid, Inc.(1)	1,903	76,177
Clovis Oncology, Inc.(1)	917	43,613
CSL Ltd.	36,672	2,530,034
Dyax Corp.(1)	4,777	48,773
Exact Sciences Corp.(1)	2,805	58,484
Exelixis, Inc.(1)	4,362	18,059
Gilead Sciences, Inc.(1)	36,174	3,891,599
Halozyme Therapeutics, Inc.(1)	3,784	35,948
ImmunoGen, Inc.(1)	3,322	39,266
Incyte Corp.(1)	10,842	587,636
InterMune, Inc.(1)	1,133	83,219
Ironwood Pharmaceuticals, Inc.(1)	3,585	46,390
Isis Pharmaceuticals, Inc.(1)	3,079	125,500
Keryx Biopharmaceuticals, Inc.(1)	2,989	54,370
MannKind Corp.(1)	6,678	49,217
Momenta Pharmaceuticals, Inc.(1)	1,204	14,195
Naturalendo Tech Co. Ltd.(1)	17,534	830,053
Neurocrine Biosciences, Inc.(1)	2,738	44,657
NPS Pharmaceuticals, Inc.(1)	2,791	84,232
Opko Health, Inc.(1)	6,155	54,779
Orexigen Therapeutics, Inc.(1)	2,495	14,222
PDL BioPharma, Inc.	5,121	51,671
Portola Pharmaceuticals, Inc.(1)	1,357	37,847
Puma Biotechnology, Inc.(1)	504	131,297
Raptor Pharmaceutical Corp.(1)	1,485	16,365
Receptos, Inc.(1)	392	20,051
Regeneron Pharmaceuticals, Inc.(1)	2,451	859,125
Sangamo Biosciences, Inc.(1)	2,553	36,508
Sarepta Therapeutics, Inc.(1)	1,453	33,317
Sunesis Pharmaceuticals, Inc.(1)	951	7,123
Synageva BioPharma Corp.(1)	644	46,477
United Therapeutics Corp.(1)	14,249	1,678,960
		29,622,369

Building Products — 0.5%
American Woodmark Corp.(1)	1,806	70,831
Apogee Enterprises, Inc.	4,763	173,897
Cie de St-Gobain	29,530	1,498,880
Continental Building Products, Inc.(1)	5,920	94,661
Daikin Industries Ltd.	43,300	2,983,911
Fortune Brands Home & Security, Inc.	31,919	1,379,220
Insteel Industries, Inc.	3,366	79,034
Lennox International, Inc.	18,818	1,576,196
Masco Corp.	47,320	1,110,600
NCI Building Systems, Inc.(1)	10,919	217,943
Nortek, Inc.(1)	200	16,664
		9,201,837
Capital Markets — 1.6%
Affiliated Managers Group, Inc.(1)	15,059	3,179,708
Ameriprise Financial, Inc.	16,490	2,073,782
Ares Management LP	6,709	119,957
BlackRock, Inc.	3,750	1,239,488
Evercore Partners, Inc., Class A	2,889	148,004
Franklin Resources, Inc.	68,953	3,897,224
Goldman Sachs Group, Inc. (The)	11,630	2,083,049
HFF, Inc., Class A	3,272	98,160
Invesco Ltd.	116,124	4,742,504
KKR & Co. LP	31,076	729,975
LPL Financial Holdings, Inc.	16,281	792,722
Manning & Napier, Inc.	3,271	60,742
Morgan Stanley	38,340	1,315,445
Northern Trust Corp.	43,728	3,032,537
State Street Corp.	28,932	2,083,972
Stifel Financial Corp.(1)	1,848	88,482
T. Rowe Price Group, Inc.	10,569	856,036
UBS AG	85,753	1,537,492
Waddell & Reed Financial, Inc., Class A	29,775	1,622,738
		29,702,017
Chemicals — 1.7%
Akzo Nobel NV	26,860	1,898,394
Albemarle Corp.	5,545	352,551
Ashland, Inc.	21,116	2,264,057
BASF SE	11,710	1,204,598
Cabot Corp.	15,179	831,506
Chemtura Corp.(1)	5,401	133,351
Dow Chemical Co. (The)	105,560	5,652,738
Eastman Chemical Co.	27,699	2,284,337
Flotek Industries, Inc.(1)	4,356	121,097
FMC Corp.	16,942	1,120,544
Givaudan SA	650	1,079,026
Hawkins, Inc.	1,692	62,266
Innophos Holdings, Inc.	2,564	149,097
International Flavors & Fragrances, Inc.	4,005	406,868

Johnson Matthey plc	37,600	1,971,276
Kronos Worldwide, Inc.	1,754	27,731
LSB Industries, Inc.(1)	3,687	147,664
LyondellBasell Industries NV, Class A	45,648	5,219,849
Minerals Technologies, Inc.	606	37,948
NewMarket Corp.	624	253,899
Olin Corp.	14,820	404,438
PolyOne Corp.	2,152	84,401
PPG Industries, Inc.	11,452	2,357,509
Sensient Technologies Corp.	768	43,092
Sherwin-Williams Co. (The)	5,959	1,299,717
Sika AG	321	1,213,300
Trecora Resources(1)	3,621	47,580
Tronox Ltd., Class A	5,618	170,562
Westlake Chemical Corp.	9,823	954,108
		31,793,504
Commercial Services and Supplies — 0.6%
ADT Corp. (The)	48,892	1,802,159
Deluxe Corp.	3,866	230,220
KAR Auction Services, Inc.	38,047	1,147,497
Multi-Color Corp.	8,178	379,296
Republic Services, Inc.	77,812	3,060,346
Stericycle, Inc.(1)	10,214	1,213,934
Tyco International Ltd.	68,164	3,041,478
Waste Management, Inc.	8,764	411,645
		11,286,575
Communications Equipment — 0.9%
ARRIS Group, Inc.(1)	32,286	988,275
Ciena Corp.(1)	41,305	854,600
Cisco Systems, Inc.	216,268	5,404,537
CommScope Holding Co., Inc.(1)	3,049	78,542
Harris Corp.	4,679	334,034
Juniper Networks, Inc.	40,179	931,751
Palo Alto Networks, Inc.(1)	6,852	582,352
Polycom, Inc.(1)	9,125	120,906
QUALCOMM, Inc.	82,911	6,309,527
Riverbed Technology, Inc.(1)	7,294	137,419
Ubiquiti Networks, Inc.(1)	5,772	261,818
		16,003,761
Construction and Engineering — 0.3%
Great Lakes Dredge & Dock Corp.(1)	3,091	23,554
Hyundai Development Co-Engineering & Construction	25,030	1,017,048
Koninklijke Boskalis Westminster NV	26,090	1,501,334
Larsen & Toubro Ltd.	18,150	457,901
Northwest Pipe Co.(1)	2,316	85,599
Promotora y Operadora de Infraestructura SAB de CV(1)	44,597	625,127
Quanta Services, Inc.(1)	31,650	1,150,161
		4,860,724

Construction Materials — 0.3%
Caesarstone Sdot-Yam Ltd.	2,558	133,042
Cemex Latam Holdings SA(1)	71,870	710,943
Cemex SAB de CV ADR(1)	230,974	3,055,786
Headwaters, Inc.(1)	11,784	153,074
James Hardie Industries SE	63,330	757,674
Titan Cement Co. SA	15,940	425,170
		5,235,689
Consumer Finance — 0.5%
American Express Co.	37,668	3,373,170
Capital One Financial Corp.	26,190	2,149,151
Cash America International, Inc.	48,299	2,156,067
Discover Financial Services	26,864	1,675,508
Synchrony Financial(1)	29,747	767,175
		10,121,071
Containers and Packaging — 0.4%
Ball Corp.	55,896	3,582,934
Bemis Co., Inc.	18,501	753,731
Berry Plastics Group, Inc.(1)	10,541	254,143
Graphic Packaging Holding Co.(1)	28,501	364,528
Sonoco Products Co.	57,662	2,373,368
		7,328,704
Distributors — 0.1%
Core-Mark Holding Co., Inc.	2,116	101,906
LKQ Corp.(1)	89,642	2,545,833
		2,647,739
Diversified Consumer Services — 0.1%
Estacio Participacoes SA	39,600	518,860
H&R Block, Inc.	15,905	533,295
Kroton Educacional SA	32,227	962,995
Nord Anglia Education, Inc.(1)	7,677	147,014
Sotheby's	2,507	102,311
Steiner Leisure, Ltd.(1)	3,240	137,765
		2,402,240
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	21,522	2,953,895
Chailease Holding Co. Ltd.	236,000	637,955
Compass Diversified Holdings	4,266	78,366
MarketAxess Holdings, Inc.	2,059	121,316
ORIX Corp.	152,400	2,299,659
PHH Corp.(1)	2,504	59,996
Voya Financial, Inc.	60,141	2,350,912
		8,502,099
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	57,231	2,000,796
BT Group plc	249,560	1,603,369
CenturyLink, Inc.	19,249	789,016
Thaicom PCL	605,200	748,447
Verizon Communications, Inc.	67,271	3,351,441
		8,493,069

Electric Utilities — 0.6%
ALLETE, Inc.	2,480	120,702
Edison International	21,417	1,266,601
El Paso Electric Co.	2,085	82,024
Great Plains Energy, Inc.	47,003	1,206,567
Northeast Utilities	9,250	424,482
Portland General Electric Co.	2,499	86,141
PPL Corp.	49,670	1,720,072
Southern Co. (The)	18,157	806,171
UIL Holdings Corp.	2,580	96,105
Westar Energy, Inc.	65,654	2,424,602
Xcel Energy, Inc.	76,980	2,467,209
		10,700,676
Electrical Equipment — 0.9%
Acuity Brands, Inc.	10,116	1,253,170
Eaton Corp. plc	22,180	1,548,386
Emerson Electric Co.	57,626	3,689,216
Generac Holdings, Inc.(1)	19,930	927,144
GrafTech International Ltd.(1)	9,899	86,418
Nidec Corp.	50,700	3,232,189
Rockwell Automation, Inc.	32,190	3,753,676
Schneider Electric SE	23,401	1,977,695
		16,467,894
Electronic Equipment, Instruments and Components — 0.7%
Belden, Inc.	1,747	127,653
Cognex Corp.(1)	2,418	101,508
FEI Co.	1,461	122,782
Hon Hai Precision Industry Co. Ltd.	557,760	1,903,331
Ingram Micro, Inc., Class A(1)	3,035	87,499
Keyence Corp.	6,600	2,824,403
Largan Precision Co. Ltd.	9,000	745,220
LG Display Co. Ltd.(1)	28,600	988,638
Littelfuse, Inc.	2,916	268,010
Merry Electronics Co. Ltd.	3,600	20,716
Methode Electronics, Inc.	4,728	159,428
Murata Manufacturing Co. Ltd.	15,800	1,508,551
TE Connectivity Ltd.	65,259	4,090,434
Trimble Navigation Ltd.(1)	14,684	488,390
TTM Technologies, Inc.(1)	8,666	66,295
		13,502,858
Energy Equipment and Services — 1.3%
Archer Ltd.(1)	59,825	102,798
Baker Hughes, Inc.	46,310	3,201,873
Bristow Group, Inc.	537	39,190
Cameron International Corp.(1)	7,195	534,804
China Oilfield Services Ltd., H Shares	234,000	692,938
Core Laboratories NV	2,314	365,589
Dril-Quip, Inc.(1)	9,285	942,149
Gulfmark Offshore, Inc., Class A	1,708	68,679

Halliburton Co.	31,400	2,122,954
Helix Energy Solutions Group, Inc.(1)	1,129	30,844
Hercules Offshore, Inc.(1)	11,996	40,427
Hornbeck Offshore Services, Inc.(1)	1,664	72,650
Matrix Service Co.(1)	1,947	54,925
National Oilwell Varco, Inc.	29,826	2,577,861
Patterson-UTI Energy, Inc.	47,061	1,625,487
RigNet, Inc.(1)	2,237	104,401
RPC, Inc.	7,122	162,168
Sapurakencana Petroleum Bhd	542,000	725,647
Schlumberger Ltd.	87,878	9,634,944
Technip SA	5,490	508,558
Tetra Technologies, Inc.(1)	2,945	34,751
Weatherford International plc(1)	31,802	753,389
Willbros Group, Inc.(1)	3,396	37,152
		24,434,178
Food and Staples Retailing — 0.8%
BIM Birlesik Magazalar AS	41,334	971,440
Carrefour SA	36,039	1,249,421
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	8,080	411,191
Costco Wholesale Corp.	19,553	2,367,477
CP ALL PCL	370,200	550,548
CVS Caremark Corp.	36,490	2,899,131
Kroger Co. (The)	16,580	845,248
Magnit OJSC GDR	33,651	1,958,488
Seven & I Holdings Co. Ltd.	40,300	1,616,144
Sysco Corp.	44,313	1,676,361
United Natural Foods, Inc.(1)	14,570	936,705
Village Super Market, Inc., Class A	2,338	53,610
Weis Markets, Inc.	1,029	44,196
		15,579,960
Food Products — 1.9%
Archer-Daniels-Midland Co.	68,433	3,412,069
Associated British Foods plc	51,147	2,431,023
BRF SA ADR	25,770	687,028
Bunge Ltd.	12,476	1,056,093
Campbell Soup Co.	12,006	538,109
ConAgra Foods, Inc.	41,161	1,325,384
Danone SA	7,140	498,538
General Mills, Inc.	11,898	635,115
Hain Celestial Group, Inc. (The)(1)	15,030	1,478,351
Hershey Co. (The)	36,169	3,306,570
Ingredion, Inc.	13,978	1,114,885
J&J Snack Foods Corp.	1,374	130,132
J.M. Smucker Co. (The)	7,035	721,791
Kellogg Co.	47,574	3,090,883
Kerry Group plc, A Shares	4,810	361,826
Kraft Foods Group, Inc.	9,934	585,113
Mead Johnson Nutrition Co.	36,523	3,491,599

Mondelez International, Inc., Class A	15,271	552,657
Nestle SA	49,270	3,823,852
Pilgrim's Pride Corp.(1)	54,025	1,613,727
Sanderson Farms, Inc.	3,199	298,531
Snyders-Lance, Inc.	1,062	28,950
TreeHouse Foods, Inc.(1)	2,363	194,995
Tyson Foods, Inc., Class A	64,339	2,448,742
Ulker Biskuvi Sanayi AS	72,870	539,403
Universal Robina Corp.	247,520	922,523
WhiteWave Foods Co., Class A(1)	24,235	848,710
		36,136,599
Gas Utilities — 0.3%
Atmos Energy Corp.	13,746	694,998
ENN Energy Holdings Ltd.	240,000	1,695,473
Infraestructura Energetica Nova SAB de CV	168,770	1,015,969
Laclede Group, Inc. (The)	34,537	1,707,854
New Jersey Resources Corp.	10,109	527,993
ONE Gas, Inc.	1,976	73,962
South Jersey Industries, Inc.	279	16,168
WGL Holdings, Inc.	12,553	545,930
		6,278,347
Health Care Equipment and Supplies — 2.2%
Abaxis, Inc.	874	41,734
Abbott Laboratories	52,470	2,216,333
Becton Dickinson and Co.	21,437	2,511,773
Boston Scientific Corp.(1)	48,992	621,219
C.R. Bard, Inc.	28,436	4,221,040
Cantel Medical Corp.	1,178	42,962
CareFusion Corp.(1)	29,965	1,375,693
Cie Generale d'Optique Essilor International SA	5,762	611,129
Coloplast A/S, B Shares	13,680	1,135,636
Cooper Cos., Inc. (The)	5,497	896,176
Cyberonics, Inc.(1)	913	52,397
DENTSPLY International, Inc.	31,719	1,513,155
DexCom, Inc.(1)	14,277	631,043
Endologix, Inc.(1)	2,516	34,746
Ginko International Co. Ltd.	17,000	236,881
Globus Medical, Inc.(1)	2,081	37,749
GN Store Nord A/S	70,200	1,596,214
Haemonetics Corp.(1)	5,546	197,937
HeartWare International, Inc.(1)	545	44,200
Hill-Rom Holdings, Inc.	938	41,094
Insulet Corp.(1)	1,723	62,218
Integra LifeSciences Holdings Corp.(1)	757	37,842
Masimo Corp.(1)	1,773	39,786
Medtronic, Inc.	170,359	10,877,422
Meridian Bioscience, Inc.	1,635	31,997
Mettler-Toledo International, Inc.(1)	2,637	713,256
Neogen Corp.(1)	1,227	51,657

NuVasive, Inc.(1)	1,253	43,980
Orthofix International NV(1)	1,243	42,150
Smith & Nephew plc	104,463	1,808,816
St. Jude Medical, Inc.	35,393	2,321,427
STERIS Corp.	2,958	166,506
Stryker Corp.	32,278	2,689,080
Teleflex, Inc.	31,013	3,395,303
Thoratec Corp.(1)	1,718	42,950
Utah Medical Products, Inc.	1,904	99,179
West Pharmaceutical Services, Inc.	1,931	83,863
Zimmer Holdings, Inc.	6,696	664,980
		41,231,523
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	1,188	60,837
Aetna, Inc.	24,000	1,971,120
Air Methods Corp.(1)	1,166	68,398
AmerisourceBergen Corp.	31,413	2,431,052
AMN Healthcare Services, Inc.(1)	7,270	109,922
Cardinal Health, Inc.	71,533	5,271,982
Chemed Corp.	616	65,056
Cigna Corp.	5,485	518,881
ExamWorks Group, Inc.(1)	6,204	204,422
Hanger, Inc.(1)	2,958	66,259
HCA Holdings, Inc.(1)	22,313	1,557,894
HealthSouth Corp.	3,142	123,763
Humana, Inc.	811	104,408
LifePoint Hospitals, Inc.(1)	15,707	1,174,884
Magellan Health, Inc.(1)	762	42,565
Molina Healthcare, Inc.(1)	1,042	49,849
MWI Veterinary Supply, Inc.(1)	417	59,235
National Healthcare Corp.	684	39,193
Patterson Cos., Inc.	18,768	755,787
Quest Diagnostics, Inc.	22,934	1,449,658
Team Health Holdings, Inc.(1)	11,111	650,216
WellCare Health Plans, Inc.(1)	881	58,023
WellPoint, Inc.	11,660	1,358,507
		18,191,911
Health Care Technology†
HMS Holdings Corp.(1)	2,806	64,145
MedAssets, Inc.(1)	4,977	114,471
Medidata Solutions, Inc.(1)	2,398	111,603
Omnicell, Inc.(1)	1,366	38,453
Quality Systems, Inc.	2,162	33,857
		362,529
Hotels, Restaurants and Leisure — 1.6%
Accor SA	35,220	1,711,335
Alsea SAB de CV(1)	131,137	453,277
Bally Technologies, Inc.(1)	14,331	1,136,305
Belmond Ltd., Class A(1)	722	9,227

Buffalo Wild Wings, Inc.(1)	445	65,749
Carnival Corp.	23,916	905,938
Carnival plc	23,600	879,973
Chipotle Mexican Grill, Inc.(1)	7,130	4,838,775
ClubCorp Holdings, Inc.	3,632	67,410
Dunkin' Brands Group, Inc.	21,373	930,580
Einstein Noah Restaurant Group, Inc.	4,241	60,349
Hilton Worldwide Holdings, Inc.(1)	15,168	384,054
Hotel Shilla Co. Ltd.	7,220	847,359
International Game Technology	33,254	560,662
Las Vegas Sands Corp.	55,814	3,712,189
Marriott International, Inc., Class A	63,447	4,403,222
OPAP SA	40,620	645,275
Panera Bread Co., Class A(1)	4,819	722,561
Papa John's International, Inc.	6,133	242,867
Papa Murphy's Holdings, Inc.(1)	4,252	37,333
Red Robin Gourmet Burgers, Inc.(1)	1,673	88,836
Sands China Ltd.	95,200	620,332
Scientific Games Corp., Class A(1)	5,441	55,226
SeaWorld Entertainment, Inc.	20,863	433,742
Six Flags Entertainment Corp.	2,881	105,099
Starwood Hotels & Resorts Worldwide, Inc.	3,691	312,037
Whitbread plc	41,244	3,005,203
Wyndham Worldwide Corp.	14,308	1,158,090
Yum! Brands, Inc.	7,256	525,552
		28,918,557
Household Durables — 0.6%
Cavco Industries, Inc.(1)	1,494	106,716
Century Communities, Inc.(1)	2,257	45,569
Coway Co. Ltd.	13,220	1,109,544
D.R. Horton, Inc.	15,164	328,756
Haier Electronics Group Co. Ltd.	370,000	1,069,412
Harman International Industries, Inc.	11,308	1,301,325
Helen of Troy Ltd.(1)	290	16,884
Libbey, Inc.(1)	2,857	78,853
Mohawk Industries, Inc.(1)	8,128	1,186,851
Newell Rubbermaid, Inc.	37,380	1,252,978
NVR, Inc.(1)	992	1,163,804
Panasonic Corp.	146,000	1,783,517
Standard Pacific Corp.(1)	17,235	144,257
Whirlpool Corp.	6,460	988,509
William Lyon Homes, Class A(1)	4,012	102,426
		10,679,401
Household Products — 0.9%
Central Garden and Pet Co.(1)	5,465	49,240
Church & Dwight Co., Inc.	25,042	1,708,866
Energizer Holdings, Inc.	22,359	2,717,066
Kimberly-Clark Corp.	28,115	3,036,420
Procter & Gamble Co. (The)	40,385	3,356,397

Reckitt Benckiser Group plc	31,360	2,733,272
Svenska Cellulosa AB, B Shares	66,801	1,605,690
Unicharm Corp.	19,700	1,293,389
		16,500,340
Industrial Conglomerates — 0.5%
Danaher Corp.	19,938	1,527,450
General Electric Co.	158,947	4,129,443
Koninklijke Philips Electronics NV	46,520	1,417,488
Siemens AG	11,100	1,390,519
		8,464,900
Insurance — 2.3%
ACE Ltd.	9,935	1,056,389
Aflac, Inc.	8,241	504,679
Allied World Assurance Co. Holdings Ltd.	3,041	112,487
Allstate Corp. (The)	85,938	5,284,328
American Equity Investment Life Holding Co.	1,187	29,366
American International Group, Inc.	96,853	5,429,579
Amtrust Financial Services, Inc.	43,713	1,924,683
Argo Group International Holdings Ltd.	1,204	63,379
Arthur J Gallagher & Co.	10,896	514,618
Aspen Insurance Holdings Ltd.	35,285	1,500,318
Baldwin & Lyons, Inc., Class B	4,043	104,592
BB Seguridade Participacoes SA	62,800	995,374
Brown & Brown, Inc.	16,914	551,735
Chubb Corp. (The)	9,361	860,744
CNO Financial Group, Inc.	3,904	69,686
Discovery Holdings Ltd.	91,514	842,105
Endurance Specialty Holdings Ltd.	1,607	93,318
Everest Re Group Ltd.	9,816	1,608,253
Hanover Insurance Group, Inc. (The)	14,779	937,728
HCC Insurance Holdings, Inc.	22,095	1,107,843
Infinity Property & Casualty Corp.	654	44,720
MetLife, Inc.	49,540	2,711,820
Old Republic International Corp.	49,133	754,192
Ping An Insurance Group Co., H Shares	145,000	1,180,573
Platinum Underwriters Holdings Ltd.	512	31,985
Powszechny Zaklad Ubezpieczen SA	4,991	730,820
Principal Financial Group, Inc.	16,626	902,625
Prudential Financial, Inc.	23,380	2,097,186
Prudential plc	65,910	1,586,598
Reinsurance Group of America, Inc.	13,692	1,136,162
RenaissanceRe Holdings Ltd.	24,001	2,457,462
Selective Insurance Group, Inc.	1,260	30,202
St. James's Place plc	173,800	2,068,790
Symetra Financial Corp.	1,701	41,402
Travelers Cos., Inc. (The)	27,414	2,596,380
United Fire Group, Inc.	1,631	47,821
Unum Group	18,277	662,907
Validus Holdings Ltd.	994	38,875
		42,711,724

Internet and Catalog Retail — 0.8%
Amazon.com, Inc.(1)	1,307	443,125
ASOS plc(1)	12,580	591,663
Ctrip.com International Ltd. ADR(1)	16,820	1,079,340
Expedia, Inc.	8,898	764,338
HSN, Inc.	2,382	144,325
Netflix, Inc.(1)	2,725	1,301,569
Priceline Group, Inc. (The)(1)	2,845	3,540,062
Rakuten, Inc.	94,492	1,222,416
Shutterfly, Inc.(1)	1,096	55,907
TripAdvisor, Inc.(1)	28,433	2,817,426
Vipshop Holdings Ltd. ADR(1)	11,568	2,274,616
		14,234,787
Internet Software and Services — 1.8%
Amber Road, Inc.(1)	5,362	80,430
Baidu, Inc. ADR(1)	8,550	1,834,146
comScore, Inc.(1)	3,511	134,506
Cornerstone OnDemand, Inc.(1)	2,004	75,030
CoStar Group, Inc.(1)	15,499	2,243,480
eBay, Inc.(1)	91,139	5,058,214
Envestnet, Inc.(1)	4,361	200,650
Facebook, Inc., Class A(1)	24,836	1,858,230
Google, Inc., Class A(1)	14,216	8,278,830
Google, Inc., Class C(1)	5,891	3,367,296
LinkedIn Corp., Class A(1)	4,790	1,081,342
Pandora Media, Inc.(1)	41,429	1,120,240
Q2 Holdings, Inc.(1)	3,327	49,107
Qihoo 360 Technology Co. Ltd. ADR(1)	4,410	387,330
Shutterstock, Inc.(1)	3,608	255,446
Tencent Holdings Ltd.	297,700	4,859,201
Yelp, Inc.(1)	18,079	1,490,071
Zillow, Inc., Class A(1)	5,539	794,625
		33,168,174
IT Services — 1.3%
Alliance Data Systems Corp.(1)	15,391	4,073,074
Amadeus IT Holding SA, A Shares	26,040	968,292
Amdocs Ltd.	20,918	985,238
Cielo SA	53,300	1,003,854
EVERTEC, Inc.	9,163	211,024
Fidelity National Information Services, Inc.	11,879	674,133
FleetCor Technologies, Inc.(1)	1,363	195,849
HCL Technologies Ltd.	35,770	961,118
International Business Machines Corp.	27,713	5,329,210
MasterCard, Inc., Class A	12,481	946,185
MoneyGram International, Inc.(1)	7,215	101,443
SYKES Enterprises, Inc.(1)	2,142	44,854
Tata Consultancy Services Ltd.	37,460	1,558,937
Teradata Corp.(1)	6,267	286,214
Virtusa Corp.(1)	4,628	157,583

Visa, Inc., Class A	27,272	5,795,845
WEX, Inc.(1)	1,557	176,953
Wirecard AG	24,860	928,823
		24,398,629
Leisure Products — 0.1%
Brunswick Corp.	4,664	200,552
Hasbro, Inc.	10,735	565,251
Malibu Boats, Inc.(1)	2,339	48,675
Polaris Industries, Inc.	10,085	1,466,157
		2,280,635
Life Sciences Tools and Services — 0.3%
Agilent Technologies, Inc.	9,901	565,941
Bio-Rad Laboratories, Inc., Class A(1)	4,415	530,948
Charles River Laboratories International, Inc.(1)	5,730	338,643
Covance, Inc.(1)	5,666	469,711
Illumina, Inc.(1)	6,602	1,184,135
PAREXEL International Corp.(1)	1,589	89,683
Waters Corp.(1)	20,514	2,121,763
		5,300,824
Machinery — 1.7%
Albany International Corp., Class A	5,297	199,008
Briggs & Stratton Corp.	3,021	60,843
Caterpillar, Inc.	31,885	3,477,697
CSR Corp. Ltd.	1,043,000	940,713
Dynamic Materials Corp.	4,129	82,415
EnPro Industries, Inc.(1)	1,317	89,424
FANUC Corp.	11,000	1,839,589
Flowserve Corp.	34,326	2,605,000
Global Brass & Copper Holdings, Inc.	12,139	187,548
Hardinge, Inc.	2,291	25,888
Hiwin Technologies Corp.	54,190	529,382
Ingersoll-Rand plc	56,744	3,415,989
ITT Corp.	3,938	188,473
Kadant, Inc.	1,655	65,604
Kennametal, Inc.	2,234	100,106
King Slide Works Co. Ltd.	47,000	630,535
Komatsu Ltd.	48,100	1,088,716
Meritor, Inc.(1)	5,924	80,744
Middleby Corp.(1)	33,105	2,854,644
Mueller Water Products, Inc., Class A	18,845	173,939
Oshkosh Corp.	5,744	285,362
Parker-Hannifin Corp.	26,741	3,088,585
Rexnord Corp.(1)	1,270	37,097
Snap-On, Inc.	12,474	1,558,626
Stanley Black & Decker, Inc.	21,169	1,936,963
Valmont Industries, Inc.	2,321	326,681
WABCO Holdings, Inc.(1)	27,156	2,802,499
Wabtec Corp.	13,907	1,159,288
Weir Group plc (The)	51,390	2,256,585
		32,087,943

Media — 1.9%
AMC Entertainment Holdings, Inc., Class A	1,255	29,706
CBS Outdoor Americas, Inc.	1,127	38,735
Charter Communications, Inc., Class A(1)	10,331	1,620,624
Comcast Corp., Class A	152,318	8,336,364
Cumulus Media, Inc., Class A(1)	28,662	131,559
Entercom Communications Corp., Class A(1)	11,118	101,507
Entravision Communications Corp., Class A	49,371	226,119
Harte-Hanks, Inc.	2,465	17,280
ITV plc	410,781	1,440,296
John Wiley & Sons, Inc., Class A	9,108	546,025
Journal Communications, Inc., Class A(1)	3,488	34,601
Markit Ltd.(1)	14,899	372,624
Naspers Ltd., N Shares	6,548	832,152
Nexstar Broadcasting Group, Inc., Class A	1,805	82,380
Publicis Groupe SA	7,527	560,769
Scripps Networks Interactive, Inc., Class A	14,258	1,136,505
SM Entertainment Co.(1)	5,940	243,704
Time Warner Cable, Inc.	7,750	1,146,458
Time Warner, Inc.	77,081	5,937,549
Time, Inc.(1)	4,406	103,453
Townsquare Media, Inc.(1)	5,072	57,567
Tribune Media Co.(1)	18,696	1,426,505
Walt Disney Co. (The)	113,239	10,177,921
		34,600,403
Metals and Mining — 0.5%
Alrosa AO	561,440	659,442
AM Castle & Co.(1)	7,715	75,607
BHP Billiton Ltd.	42,129	1,442,832
Century Aluminum Co.(1)	211	5,271
Compass Minerals International, Inc.	949	84,528
Constellium NV, Class A(1)	28,587	814,158
Grupo Mexico SAB de CV	191,430	697,546
Haynes International, Inc.	2,606	129,206
Horsehead Holding Corp.(1)	14,544	293,643
MMC Norilsk Nickel OJSC ADR	57,570	1,126,645
Newmont Mining Corp.	17,071	462,453
Nucor Corp.	17,800	966,896
Rio Tinto plc	49,252	2,627,542
		9,385,769
Multi-Utilities — 0.3%
Ameren Corp.	13,703	547,983
Avista Corp.	3,824	124,127
Black Hills Corp.	1,381	74,201
Consolidated Edison, Inc.	20,649	1,195,371
NorthWestern Corp.	12,819	618,901
PG&E Corp.	22,625	1,051,610
Wisconsin Energy Corp.	50,338	2,281,822
		5,894,015

Multiline Retail — 0.7%
Dillard's, Inc., Class A	17,654	2,018,205
Kohl's Corp.	6,331	372,200
Lojas Americanas SA Preference Shares	60,300	426,154
Macy's, Inc.	77,807	4,846,598
Next plc	10,300	1,213,213
PT Matahari Department Store Tbk	610,200	848,985
SACI Falabella	43,078	324,502
Target Corp.	45,835	2,753,309
		12,803,166
Oil, Gas and Consumable Fuels — 3.7%
Alon USA Energy, Inc.	2,213	36,802
Antero Resources Corp.(1)	27,228	1,575,140
Apache Corp.	14,748	1,501,789
Ardmore Shipping Corp.	7,831	102,508
Athlon Energy, Inc.(1)	4,302	200,215
BG Group plc	121,843	2,430,367
Cabot Oil & Gas Corp.	22,512	755,052
Carrizo Oil & Gas, Inc.(1)	2,211	138,674
Chevron Corp.	68,176	8,825,383
CNOOC Ltd.	497,000	999,124
Concho Resources, Inc.(1)	24,975	3,547,449
ConocoPhillips	17,276	1,403,157
Delek US Holdings, Inc.	767	26,830
Devon Energy Corp.	11,438	862,654
Energy XXI Bermuda Ltd.	3,932	64,878
EOG Resources, Inc.	58,687	6,448,528
Exxon Mobil Corp.	82,562	8,211,616
Gran Tierra Energy, Inc.(1)	35,225	236,360
Gulfport Energy Corp.(1)	15,362	898,677
Hugoton Royalty Trust	3,588	35,952
Imperial Oil Ltd.	83,961	4,467,933
Jones Energy, Inc.(1)	2,793	53,681
Kodiak Oil & Gas Corp.(1)	7,354	119,650
Magnum Hunter Resources Corp.(1)	14,841	102,551
Murphy Oil Corp.	6,523	407,492
Noble Energy, Inc.	33,335	2,404,787
Nordic American Tanker Shipping Ltd.	4,392	39,791
Northern Tier Energy LP	4,368	114,354
NovaTek OAO GDR	4,316	434,190
Oasis Petroleum, Inc.(1)	37,176	1,828,687
Occidental Petroleum Corp.	61,508	6,380,225
Pacific Coast Oil Trust	5,405	63,671
PBF Energy, Inc., Class A	1,711	48,609
PBF Logistics LP	250	6,240
PDC Energy, Inc.(1)	794	47,711
Penn Virginia Corp.(1)	7,604	114,212
Phillips 66	21,845	1,900,952
Rosetta Resources, Inc.(1)	1,088	54,400

Sasol Ltd.	13,620	789,497
Scorpio Tankers, Inc.	7,089	67,771
Southwestern Energy Co.(1)	22,096	909,913
Statoil ASA	48,500	1,361,579
Total SA	37,070	2,444,661
Total SA ADR	25,280	1,667,469
Ultrapar Participacoes SA	33,300	850,909
Vaalco Energy, Inc.(1)	7,758	70,986
Valero Energy Corp.	55,051	2,980,461
Western Refining, Inc.	1,360	63,281
Williams Partners LP	6,501	344,618
		68,441,436
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	690	47,748
International Paper Co.	28,650	1,388,092
KapStone Paper and Packaging Corp.(1)	4,648	142,880
Wausau Paper Corp.	4,386	40,000
		1,618,720
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	24,338	1,869,888
Hypermarcas SA(1)	78,800	682,218
		2,552,106
Pharmaceuticals — 3.6%
AbbVie, Inc.	68,697	3,797,570
Actavis plc(1)	15,267	3,465,304
Akorn, Inc.(1)	1,982	77,338
Aspen Pharmacare Holdings Ltd.	28,918	828,669
Auxilium Pharmaceuticals, Inc.(1)	1,815	33,759
AVANIR Pharmaceuticals, Inc.(1)	6,194	38,527
Bayer AG	22,040	2,955,313
Bristol-Myers Squibb Co.	42,629	2,159,159
Catalent, Inc.(1)	25,695	552,442
Eli Lilly & Co.	19,330	1,228,615
Endo International plc(1)	21,728	1,384,291
Hospira, Inc.(1)	14,029	753,918
Johnson & Johnson	150,576	15,619,248
Lannett Co., Inc.(1)	924	36,387
Medicines Co. (The)(1)	1,864	47,737
Merck & Co., Inc.	137,564	8,268,972
Nektar Therapeutics(1)	2,794	39,842
Novartis AG	37,618	3,374,372
Novo Nordisk A/S, B Shares	52,625	2,404,324
Pacira Pharmaceuticals, Inc.(1)	995	107,719
Perrigo Co. plc	4,251	632,294
Pfizer, Inc.	208,470	6,126,933
Roche Holding AG	18,044	5,261,564
Salix Pharmaceuticals Ltd.(1)	12,073	1,920,935
Teva Pharmaceutical Industries Ltd. ADR	34,029	1,787,203
Zoetis, Inc.	89,679	3,178,224
		66,080,659

Professional Services — 0.4%
Adecco SA	12,015	909,583
Capita Group plc (The)	59,396	1,209,899
CDI Corp.	5,920	89,806
Huron Consulting Group, Inc.(1)	1,699	102,756
Intertek Group plc	28,260	1,314,113
Kforce, Inc.	7,206	144,625
Korn/Ferry International(1)	5,420	163,955
Manpowergroup, Inc.	20,941	1,624,603
Nielsen NV	36,204	1,701,226
On Assignment, Inc.(1)	4,122	121,846
		7,382,412
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Acadia Realty Trust	13,366	385,208
Alexandria Real Estate Equities, Inc.	11,528	911,404
American Campus Communities, Inc.	15,609	616,712
American Realty Capital Properties, Inc.	38,261	503,515
Annaly Capital Management, Inc.	68,110	810,509
Apartment Investment & Management Co., Class A	20,265	694,482
Apollo Commercial Real Estate Finance, Inc.	4,328	72,797
Armada Hoffler Properties, Inc.	6,655	63,955
Associated Estates Realty Corp.	4,126	76,331
AvalonBay Communities, Inc.	10,422	1,606,030
Blackstone Mortgage Trust, Inc., Class A	1,583	45,986
Boston Properties, Inc.	13,100	1,590,602
Brixmor Property Group, Inc.	34,480	816,142
Camden Property Trust	8,133	608,674
Campus Crest Communities, Inc.	13,542	111,315
Capstead Mortgage Corp.	25,475	336,779
CBL & Associates Properties, Inc.	2,360	44,840
Chatham Lodging Trust	3,246	75,048
Chimera Investment Corp.	12,054	39,899
Colony Financial, Inc.	2,004	44,930
Corporate Office Properties Trust	13,074	371,040
Corrections Corp. of America	34,493	1,229,331
Cousins Properties, Inc.	28,877	366,449
DCT Industrial Trust, Inc.	45,716	363,442
DDR Corp.	41,833	762,197
DiamondRock Hospitality Co.	3,595	47,885
Duke Realty Corp.	43,722	813,229
Education Realty Trust, Inc.	26,134	284,599
Empire State Realty Trust, Inc.	42,611	700,525
EPR Properties	1,199	68,235
Equity One, Inc.	19,721	465,416
Equity Residential	23,910	1,589,298
Essex Property Trust, Inc.	5,810	1,123,944
Excel Trust, Inc.	5,663	73,279
Extra Space Storage, Inc.	13,705	722,253
General Growth Properties, Inc.	49,673	1,220,466

Geo Group, Inc. (The)	3,368	126,031
Hatteras Financial Corp.	3,723	74,088
HCP, Inc.	16,946	734,270
Health Care REIT, Inc.	28,182	1,904,540
Healthcare Trust of America, Inc., Class A	31,369	390,544
Hersha Hospitality Trust	4,259	28,919
Highwoods Properties, Inc.	1,556	66,208
Hospitality Properties Trust	5,479	161,247
Host Hotels & Resorts, Inc.	168,221	3,838,803
Hudson Pacific Properties, Inc.	16,897	453,684
Kilroy Realty Corp.	12,424	785,818
Kimco Realty Corp.	16,001	375,863
Kite Realty Group Trust	16,874	433,999
LaSalle Hotel Properties	2,275	83,151
Lexington Realty Trust	4,855	52,822
Macerich Co. (The)	5,973	389,977
Mack-Cali Realty Corp.	2,625	55,492
Medical Properties Trust, Inc.	4,800	67,632
MFA Financial, Inc.	10,884	91,861
National Retail Properties, Inc.	12,926	480,072
New Residential Investment Corp.	7,608	47,702
Pebblebrook Hotel Trust	14,839	574,863
Pennsylvania Real Estate Investment Trust	2,436	49,110
PennyMac Mortgage Investment Trust	2,913	64,843
Piedmont Office Realty Trust, Inc., Class A	64,800	1,262,952
Prologis, Inc.	34,733	1,421,969
PS Business Parks, Inc.	3,064	249,839
Public Storage	10,443	1,829,405
Rayonier, Inc.	8,481	290,644
Rexford Industrial Realty, Inc.	1,810	26,679
RLJ Lodging Trust	16,072	479,106
Rouse Properties, Inc.	5,279	92,277
Sabra Health Care REIT, Inc.	994	28,309
Simon Property Group, Inc.	21,190	3,602,936
SL Green Realty Corp.	8,871	970,044
Summit Hotel Properties, Inc.	9,036	98,944
Sun Communities, Inc.	1,324	71,006
Sunstone Hotel Investors, Inc.	6,371	92,825
Taubman Centers, Inc.	8,722	664,355
Two Harbors Investment Corp.	8,271	88,665
UDR, Inc.	28,900	864,688
Urstadt Biddle Properties, Inc., Class A	4,786	102,038
Ventas, Inc.	15,699	1,032,680
Vornado Realty Trust	12,859	1,361,382
Washington Real Estate Investment Trust	2,803	77,867
WP Carey, Inc.	12,727	869,000
		46,565,895
Real Estate Management and Development — 0.3%
Altisource Portfolio Solutions SA(1)	1,464	146,298

China Overseas Land & Investment Ltd.	260,000	731,350
Daito Trust Construction Co. Ltd.	14,100	1,743,443
Howard Hughes Corp. (The)(1)	2,711	429,341
Jones Lang LaSalle, Inc.	13,959	1,865,062
		4,915,494
Road and Rail — 0.6%
Canadian Pacific Railway Ltd., New York Shares	14,509	2,910,505
Celadon Group, Inc.	1,974	41,336
CJ Korea Express Co. Ltd.(1)	7,660	1,174,742
Con-way, Inc.	1,402	71,853
Heartland Express, Inc.	11,179	262,148
Kansas City Southern	17,158	1,979,347
Marten Transport Ltd.	3,439	68,092
Roadrunner Transportation Systems, Inc.(1)	5,447	137,155
Saia, Inc.(1)	4,761	226,005
Swift Transportation Co.(1)	4,326	91,625
Union Pacific Corp.	35,953	3,784,772
Werner Enterprises, Inc.	23,438	583,606
		11,331,186
Semiconductors and Semiconductor Equipment — 2.4%
Applied Materials, Inc.	154,694	3,574,205
ARM Holdings plc	76,860	1,238,988
ASML Holding NV	30,693	2,936,359
Avago Technologies Ltd.	34,719	2,850,083
Broadcom Corp., Class A	165,021	6,498,527
Cavium, Inc.(1)	2,173	122,079
Exar Corp.(1)	13,241	132,013
Fairchild Semiconductor International, Inc.(1)	7,540	132,327
Formfactor, Inc.(1)	12,358	87,000
Intel Corp.	165,150	5,767,038
KLA-Tencor Corp.	8,968	685,335
Kulicke & Soffa Industries, Inc.(1)	8,153	119,768
Lam Research Corp.	11,658	838,327
Linear Technology Corp.	53,256	2,402,378
Maxim Integrated Products, Inc.	17,844	551,201
MediaTek, Inc.	79,000	1,320,169
Microchip Technology, Inc.	55,061	2,688,629
MKS Instruments, Inc.	11,693	396,860
Nanometrics, Inc.(1)	2,781	46,498
NXP Semiconductor NV(1)	36,329	2,489,263
Photronics, Inc.(1)	14,427	127,390
RF Micro Devices, Inc.(1)	14,421	179,830
Samsung Electronics Co. Ltd.	1,246	1,516,410
Semtech Corp.(1)	3,819	99,504
Seoul Semiconductor Co. Ltd.	9,250	266,384
SK Hynix, Inc.(1)	15,870	710,585
Spansion, Inc., Class A(1)	1,658	36,973
Taiwan Semiconductor Manufacturing Co. Ltd.	714,500	2,964,086
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,798	749,610

Teradyne, Inc.	61,827	1,273,018
Texas Instruments, Inc.	19,834	955,602
		43,756,439
Software — 2.1%
Aspen Technology, Inc.(1)	5,433	223,242
AVG Technologies NV(1)	1,594	27,959
Bottomline Technologies, Inc.(1)	3,104	87,409
BroadSoft, Inc.(1)	2,367	56,477
Compuware Corp.	10,906	101,971
Electronic Arts, Inc.(1)	203,252	7,691,056
ePlus, Inc.(1)	1,701	99,457
FireEye, Inc.(1)	2,007	62,498
Intuit, Inc.	20,403	1,697,121
Manhattan Associates, Inc.(1)	4,169	120,401
Mentor Graphics Corp.	10,041	218,994
Microsoft Corp.	208,115	9,454,664
Monotype Imaging Holdings, Inc.	4,692	137,898
NetSuite, Inc.(1)	19,983	1,751,310
Oracle Corp.	303,583	12,607,802
Solera Holdings, Inc.	1,282	78,151
Splunk, Inc.(1)	25,986	1,401,945
Synopsys, Inc.(1)	30,938	1,265,364
Ultimate Software Group, Inc.(1)	619	90,987
Varonis Systems, Inc.(1)	6,037	143,681
Verint Systems, Inc.(1)	3,057	153,247
Workday, Inc.(1)	9,092	828,008
		38,299,642
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	8,607	1,174,167
AutoZone, Inc.(1)	6,223	3,353,201
Bed Bath & Beyond, Inc.(1)	4,761	305,942
Brown Shoe Co., Inc.	4,047	120,763
Cabela's, Inc.(1)	2,311	141,017
Conn's, Inc.(1)	1,239	55,544
CST Brands, Inc.	14,760	514,238
Destination Maternity Corp.	3,149	60,870
GameStop Corp., Class A	32,848	1,386,186
Home Depot, Inc. (The)	41,569	3,886,702
Inditex SA	24,595	712,581
Kirkland's, Inc.(1)	7,135	127,217
Lithia Motors, Inc., Class A	2,206	192,849
Lowe's Cos., Inc.	69,989	3,675,122
MarineMax, Inc.(1)	2,438	42,080
Michaels Cos., Inc. (The)(1)	2,343	39,784
Mr Price Group Ltd.	45,240	868,218
Nitori Holdings Co. Ltd.	17,300	1,037,551
O'Reilly Automotive, Inc.(1)	12,946	2,019,317
Penske Automotive Group, Inc.	1,372	65,815
PetSmart, Inc.	1,732	123,959

Restoration Hardware Holdings, Inc.(1)	12,458	1,044,852
Ross Stores, Inc.	10,623	801,187
Signet Jewelers Ltd.	11,656	1,373,893
Tractor Supply Co.	19,201	1,285,507
		24,408,562
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	185,362	18,999,605
EMC Corp.	42,608	1,258,214
Hewlett-Packard Co.	100,647	3,824,586
Nimble Storage, Inc.(1)	3,590	97,074
SanDisk Corp.	30,329	2,971,029
Seagate Technology plc	11,893	744,264
Silicon Graphics International Corp.(1)	10,985	107,653
Super Micro Computer, Inc.(1)	4,709	115,323
Western Digital Corp.	52,698	5,428,421
		33,546,169
Textiles, Apparel and Luxury Goods — 0.9%
Burberry Group plc	51,727	1,220,278
Cie Financiere Richemont SA	12,750	1,215,906
Coach, Inc.	5,472	201,534
Culp, Inc.	5,685	103,979
Deckers Outdoor Corp.(1)	2,112	194,811
Hanesbrands, Inc.	51,883	5,327,346
Kate Spade & Co.(1)	25,505	824,832
Luxottica Group SpA	22,967	1,226,715
Michael Kors Holdings Ltd.(1)	9,132	731,656
Movado Group, Inc.	3,962	147,109
Pandora A/S	41,100	3,072,585
Shenzhou International Group Holdings Ltd.	240,000	747,866
Skechers U.S.A., Inc., Class A(1)	2,743	160,109
Under Armour, Inc., Class A(1)	22,997	1,572,075
		16,746,801
Thrifts and Mortgage Finance — 0.1%
Astoria Financial Corp.	5,238	68,461
Capitol Federal Financial, Inc.	20,331	251,088
Dime Community Bancshares, Inc.	4,315	66,623
EverBank Financial Corp.	60,142	1,135,481
Oritani Financial Corp.	5,460	81,900
People's United Financial, Inc.	62,162	929,322
Radian Group, Inc.	3,502	50,989
		2,583,864
Tobacco — 0.1%
Altria Group, Inc.	19,090	822,397
ITC Ltd.	124,993	733,223
Japan Tobacco, Inc.	29,900	1,024,207
		2,579,827
Trading Companies and Distributors — 0.4%
Ashtead Group plc	198,192	3,222,835
Bunzl plc	45,790	1,251,261

Daewoo International Corp.	23,850	876,190
H&E Equipment Services, Inc.	4,952	202,586
Kaman Corp.	1,153	46,881
United Rentals, Inc.(1)	10,967	1,290,267
		6,890,020
Transportation Infrastructure†
Aegean Marine Petroleum Network, Inc.	6,722	67,892
TAV Havalimanlari Holding AS	86,702	720,010
		787,902
Water Utilities†
Artesian Resources Corp., Class A	2,590	54,934
Wireless Telecommunication Services — 0.4%
Axiata Group Bhd	336,000	738,731
Bharti Infratel Ltd.	68,981	299,520
MTN Group Ltd.	36,340	821,225
PT Tower Bersama Infrastructure Tbk	1,068,500	719,336
RingCentral, Inc., Class A(1)	6,881	92,412
Rogers Communications, Inc., Class B	18,313	746,466
SBA Communications Corp., Class A(1)	40,455	4,461,782
		7,879,472
TOTAL COMMON STOCKS (Cost $917,673,561)		1,217,421,286
U.S. TREASURY SECURITIES — 10.4%
U.S. Treasury Bonds, 5.50%, 8/15/28	150,000	200,484
U.S. Treasury Bonds, 5.375%, 2/15/31	1,600,000	2,159,000
U.S. Treasury Bonds, 4.375%, 11/15/39	5,400,000	6,739,454
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	508,203
U.S. Treasury Bonds, 2.75%, 11/15/42	2,050,000	1,924,118
U.S. Treasury Bonds, 2.875%, 5/15/43	1,650,000	1,585,805
U.S. Treasury Bonds, 3.125%, 8/15/44	700,000	706,563
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	12,832,872	16,407,032
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	992,439	1,301,026
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,448,788	3,238,331
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,056,841	2,015,463
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,212,892	1,148,932
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	3,833,219	3,900,898
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	4,838,738	5,181,606
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	12,172,460	12,459,182
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,711,816	3,791,271
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,730,286	4,021,424
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,330,330	3,699,527
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	2,644,616	2,693,377
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	2,424,774	2,628,986
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	8,716,320	9,354,381
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,710,392	5,969,141
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,106,080	2,110,852
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,591,075	2,598,869
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,814,962	6,773,963
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	7,476,368	7,612,460

U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	6,690,629	6,929,504
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	2,761,182	3,158,317
U.S. Treasury Notes, 0.50%, 10/15/14	8,000,000	8,004,528
U.S. Treasury Notes, 0.25%, 5/31/15	12,000,000	12,015,708
U.S. Treasury Notes, 1.875%, 6/30/15	3,000,000	3,044,532
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	507,305
U.S. Treasury Notes, 2.125%, 12/31/15	500,000	512,500
U.S. Treasury Notes, 0.375%, 1/15/16	5,000,000	5,008,300
U.S. Treasury Notes, 1.50%, 6/30/16	3,250,000	3,311,955
U.S. Treasury Notes, 0.625%, 12/15/16	3,000,000	2,998,125
U.S. Treasury Notes, 2.375%, 7/31/17	1,800,000	1,873,969
U.S. Treasury Notes, 0.875%, 1/31/18	3,750,000	3,713,378
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	314,695
U.S. Treasury Notes, 1.375%, 7/31/18	7,770,000	7,774,856
U.S. Treasury Notes, 1.25%, 10/31/18	2,500,000	2,480,665
U.S. Treasury Notes, 1.25%, 11/30/18	4,800,000	4,757,438
U.S. Treasury Notes, 1.375%, 11/30/18	2,000,000	1,993,438
U.S. Treasury Notes, 1.625%, 8/31/19(2)	4,850,000	4,849,433
U.S. Treasury Notes, 1.75%, 5/15/23	8,770,000	8,422,629
TOTAL U.S. TREASURY SECURITIES (Cost $185,792,584)		192,401,623
CORPORATE BONDS — 7.9%
Aerospace and Defense — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	200,000	217,500
L-3 Communications Corp., 4.75%, 7/15/20	220,000	239,321
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	242,390
Raytheon Co., 2.50%, 12/15/22	40,000	38,720
TransDigm, Inc., 6.00%, 7/15/22(3)	140,000	142,625
United Technologies Corp., 3.10%, 6/1/22	70,000	71,558
United Technologies Corp., 6.05%, 6/1/36	72,000	93,584
United Technologies Corp., 4.50%, 6/1/42	160,000	173,132
		1,218,830
Auto Components†
Allison Transmission, Inc., 7.125%, 5/15/19(3)	150,000	159,375
Dana Holding Corp., 6.75%, 2/15/21	40,000	42,900
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	55,000	60,088
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	150,000	164,250
UCI International, Inc., 8.625%, 2/15/19	75,000	72,000
		498,613
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(3)	70,000	70,286
American Honda Finance Corp., 2.125%, 10/10/18	150,000	152,345
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	300,000	324,195
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	230,000	231,652
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	160,000	165,114
Ford Motor Co., 4.75%, 1/15/43	90,000	94,668
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	110,493
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	500,000	588,491
General Motors Co., 3.50%, 10/2/18	125,000	128,281

General Motors Financial Co., Inc., 3.25%, 5/15/18		125,000	126,250
			1,991,775
Banks — 0.8%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	193,011
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	40,000,000	459,140
Bank of America Corp., 3.75%, 7/12/16		$170,000	178,282
Bank of America Corp., 6.50%, 8/1/16		210,000	230,911
Bank of America Corp., 5.75%, 12/1/17		540,000	606,146
Bank of America Corp., 5.70%, 1/24/22		310,000	360,670
Bank of America Corp., 4.10%, 7/24/23		110,000	115,018
Bank of America Corp., MTN, 4.00%, 4/1/24		90,000	92,906
Bank of America Corp., MTN, 5.00%, 1/21/44		70,000	76,434
Bank of America N.A., 5.30%, 3/15/17		1,470,000	1,604,002
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	217,313
Barclays Bank plc, 5.14%, 10/14/20		100,000	109,304
Barclays Bank plc, 7.625%, 11/21/22		100,000	112,500
Barclays Bank plc, 3.75%, 5/15/24		200,000	204,602
BB&T Corp., MTN, 3.20%, 3/15/16		260,000	269,514
BB&T Corp., MTN, 2.05%, 6/19/18		100,000	101,147
Capital One Financial Corp., 1.00%, 11/6/15		110,000	110,281
Citigroup, Inc., 4.45%, 1/10/17		50,000	53,634
Citigroup, Inc., 5.50%, 2/15/17		210,000	229,608
Citigroup, Inc., 1.75%, 5/1/18		580,000	577,784
Citigroup, Inc., 4.50%, 1/14/22		580,000	634,733
Citigroup, Inc., 4.05%, 7/30/22		80,000	82,605
Citigroup, Inc., 3.75%, 6/16/24		210,000	214,693
Citigroup, Inc., 6.00%, 10/31/33		110,000	127,817
Citigroup, Inc., 6.68%, 9/13/43		70,000	89,434
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	182,174
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$280,000	300,092
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	223,707
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	170,000	245,589
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	268,402
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	235,363
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	126,402
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	430,266
JPMorgan Chase & Co., 6.00%, 1/15/18		$1,300,000	1,477,776
JPMorgan Chase & Co., 4.625%, 5/10/21		80,000	88,594
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	131,027
JPMorgan Chase & Co., 3.625%, 5/13/24		320,000	326,739
KeyCorp, MTN, 2.30%, 12/13/18		230,000	232,313
KFW, 2.00%, 6/1/16		420,000	431,056
KFW, 3.875%, 1/21/19	EUR	130,000	197,960
KFW, 2.00%, 10/4/22		$250,000	244,022
KFW, MTN, 4.625%, 1/4/23	EUR	175,000	301,309
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)		$265,000	290,837
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		250,000	291,991
Regions Bank, 6.45%, 6/26/37		125,000	149,505
Regions Financial Corp., 5.75%, 6/15/15		75,000	77,915

Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	300,000	318,750
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	148,125
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	310,000	326,365
SunTrust Banks, Inc., 3.60%, 4/15/16	74,000	77,224
U.S. Bancorp, 3.44%, 2/1/16	180,000	186,516
U.S. Bancorp, MTN, 3.00%, 3/15/22	130,000	132,369
U.S. Bancorp, MTN, 2.95%, 7/15/22	60,000	59,756
Wells Fargo & Co., 3.68%, 6/15/16	220,000	231,405
Wells Fargo & Co., 4.125%, 8/15/23	300,000	315,696
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,489
Wells Fargo & Co., MTN, 4.60%, 4/1/21	220,000	246,035
Wells Fargo & Co., MTN, 4.10%, 6/3/26	200,000	205,288
		15,572,546
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	610,000	753,457
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	360,000	353,466
Coca-Cola Co. (The), 1.80%, 9/1/16	260,000	266,219
Pernod-Ricard SA, 2.95%, 1/15/17(3)	230,000	238,209
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	200,000	210,273
		1,821,624
Biotechnology — 0.1%
Amgen, Inc., 2.125%, 5/15/17	330,000	337,728
Amgen, Inc., 4.10%, 6/15/21	120,000	129,488
Amgen, Inc., 5.375%, 5/15/43	190,000	219,517
Celgene Corp., 3.25%, 8/15/22	130,000	132,207
Celgene Corp., 3.625%, 5/15/24	160,000	163,432
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	110,643
		1,093,015
Building Products†
Masco Corp., 6.125%, 10/3/16	110,000	119,625
Masco Corp., 5.95%, 3/15/22	120,000	131,550
USG Corp., 8.375%, 10/15/18(3)	100,000	104,950
		356,125
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	148,697
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	540,000	616,671
Dresdner Funding Trust I, 8.15%, 6/30/31(3)	210,000	250,425
E*TRADE Financial Corp., 6.00%, 11/15/17	70,000	72,713
Jefferies Group, Inc., 5.125%, 4/13/18	180,000	196,897
		1,285,403
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22	195,000	196,219
Dow Chemical Co. (The), 2.50%, 2/15/16	200,000	205,247
Dow Chemical Co. (The), 4.25%, 11/15/20	180,000	196,750
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	50,000	50,275
Eastman Chemical Co., 2.40%, 6/1/17	130,000	133,239
Eastman Chemical Co., 3.60%, 8/15/22	200,000	205,863
Ecolab, Inc., 4.35%, 12/8/21	60,000	65,912
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	125,000	130,000

Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	125,000	132,187
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	100,000	101,750
Huntsman International LLC, 8.625%, 3/15/21	50,000	55,125
Ineos Finance plc, 7.50%, 5/1/20(3)	125,000	135,469
LyondellBasell Industries NV, 5.00%, 4/15/19	200,000	223,894
Mosaic Co. (The), 4.25%, 11/15/23	150,000	160,627
Mosaic Co. (The), 5.625%, 11/15/43	120,000	139,213
		2,131,770
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20	30,000	31,950
ADT Corp. (The), 6.25%, 10/15/21	150,000	159,000
Ceridian LLC, 8.875%, 7/15/19(3)	180,000	202,500
Clean Harbors, Inc., 5.25%, 8/1/20	115,000	118,738
Covanta Holding Corp., 5.875%, 3/1/24	75,000	78,000
Envision Healthcare Corp., 5.125%, 7/1/22(3)	200,000	202,500
Iron Mountain, Inc., 8.375%, 8/15/21	124,000	129,580
Iron Mountain, Inc., 5.75%, 8/15/24	160,000	165,200
Modular Space Corp., 10.25%, 1/31/19(3)	150,000	156,000
Pitney Bowes, Inc., 4.625%, 3/15/24	160,000	166,709
Republic Services, Inc., 3.55%, 6/1/22	350,000	366,210
ServiceMaster Co., 8.00%, 2/15/20	127,000	136,842
		1,913,229
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(3)	465,000	494,062
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	150,000	147,375
Apple, Inc., 1.00%, 5/3/18	170,000	166,752
Apple, Inc., 2.85%, 5/6/21	180,000	183,435
Apple, Inc., 3.45%, 5/6/24	380,000	391,252
Avaya, Inc., 7.00%, 4/1/19(3)	145,000	145,000
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	71,185
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	188,149
CommScope, Inc., 5.50%, 6/15/24(3)	65,000	66,463
Crown Castle International Corp., 5.25%, 1/15/23	270,000	280,209
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20(3)	50,000	53,250
Nokia Oyj, 5.375%, 5/15/19	50,000	53,750
SBA Communications Corp., 5.625%, 10/1/19	125,000	131,562
SBA Communications Corp., 4.875%, 7/15/22(3)	75,000	74,063
		2,446,507
Construction and Engineering†
Tutor Perini Corp., 7.625%, 11/1/18	75,000	78,563
Construction Materials — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	100,625
Builders FirstSource, Inc., 7.625%, 6/1/21(3)	75,000	78,563
Building Materials Corp. of America, 6.75%, 5/1/21(3)	115,000	123,625
Covanta Holding Corp., 7.25%, 12/1/20	80,000	86,800
Interline Brands, Inc., PIK, 10.00%, 11/15/18	90,000	95,625
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	54,750
Nortek, Inc., 8.50%, 4/15/21	125,000	136,562
Owens Corning, 4.20%, 12/15/22	140,000	144,596

Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	100,000	111,500
USG Corp., 5.875%, 11/1/21(3)	25,000	26,250
Vulcan Materials Co., 7.00%, 6/15/18	100,000	113,500
		1,072,396
Consumer Finance — 0.2%
24 Hour Holdings III LLC, 8.00%, 6/1/22(3)	50,000	48,750
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	283,592
American Express Co., 1.55%, 5/22/18	120,000	119,018
American Express Credit Corp., 1.30%, 7/29/16	220,000	222,447
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(3)	125,000	124,687
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(3)	110,000	112,063
Capital One Bank USA N.A., 2.30%, 6/5/19	250,000	250,568
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	251,221
CIT Group, Inc., 4.25%, 8/15/17	280,000	291,200
CIT Group, Inc., 5.50%, 2/15/19(3)	130,000	140,644
CIT Group, Inc., 3.875%, 2/19/19	120,000	121,800
CIT Group, Inc., 5.00%, 8/15/22	320,000	338,800
CIT Group, Inc., 5.00%, 8/1/23	125,000	130,812
Discover Bank, 2.00%, 2/21/18	250,000	251,096
Equifax, Inc., 3.30%, 12/15/22	170,000	169,288
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	75,000	78,750
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	74,375
Harland Clarke Holdings Corp., 9.25%, 3/1/21(3)	35,000	36,444
Navient LLC, 5.50%, 1/25/23	470,000	473,525
PNC Bank N.A., 6.00%, 12/7/17	640,000	729,083
Springleaf Finance Corp., 7.75%, 10/1/21	25,000	28,500
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	180,000	197,100
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	95,000	99,394
		4,573,157
Containers and Packaging — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	175,000	182,219
Ardagh Packaging Finance plc, 9.125%, 10/15/20(3)	130,000	142,350
Ball Corp., 5.00%, 3/15/22	125,000	130,469
Ball Corp., 4.00%, 11/15/23	35,000	33,687
Berry Plastics Corp., 9.75%, 1/15/21	75,000	84,844
Berry Plastics Corp., 5.50%, 5/15/22	25,000	24,969
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(3)	150,000	152,625
Consolidated Container Co., 10.125%, 7/15/20(3)	230,000	230,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	105,000	103,556
Packaging Dynamics Corp., 8.75%, 2/1/16(3)	80,000	82,300
Rock-Tenn Co., 3.50%, 3/1/20	170,000	176,033
		1,343,052
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17	55,000	55,054
Catholic Health Initiatives, 2.95%, 11/1/22	130,000	127,149
Johns Hopkins University, 4.08%, 7/1/53	50,000	51,214
Laureate Education, Inc., 9.25%, 9/1/19(3)	125,000	128,750

Service Corp. International/US, 5.375%, 1/15/22		75,000	78,000
			440,167
Diversified Financial Services — 0.5%
Ally Financial, Inc., 5.50%, 2/15/17		125,000	133,672
Ally Financial, Inc., 6.25%, 12/1/17		150,000	165,562
Ally Financial, Inc., 4.75%, 9/10/18		150,000	158,250
Ally Financial, Inc., 3.50%, 1/27/19		150,000	151,500
Ally Financial, Inc., 8.00%, 3/15/20		180,000	219,150
Ally Financial, Inc., 8.00%, 11/1/31		75,000	97,406
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		125,000	134,160
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(3)		125,000	132,187
DFC Finance Corp., 10.50%, 6/15/20(3)		160,000	163,000
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	244,492
General Electric Capital Corp., MTN, 5.625%, 9/15/17		$710,000	798,043
General Electric Capital Corp., MTN, 6.00%, 8/7/19		920,000	1,084,516
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		450,000	457,438
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		580,000	596,775
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		580,000	673,797
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		200,000	206,581
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		260,000	321,588
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		90,000	94,568
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21(3)		75,000	79,312
HSBC Holdings plc, 5.10%, 4/5/21		170,000	195,037
HSBC Holdings plc, 4.00%, 3/30/22		120,000	128,762
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20		90,000	96,525
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22		80,000	83,800
Morgan Stanley, 5.75%, 1/25/21		230,000	267,431
Morgan Stanley, 5.00%, 11/24/25		520,000	559,153
Morgan Stanley, MTN, 6.625%, 4/1/18		560,000	648,957
Morgan Stanley, MTN, 5.625%, 9/23/19		460,000	526,226
Serta Simmons Holdings LLC, 8.125%, 10/1/20(3)		240,000	259,800
Societe Generale SA, VRN, 5.92%, 4/5/17(3)		105,000	112,219
UBS AG, 7.625%, 8/17/22		175,000	207,945
UBS AG (Stamford Branch), 5.875%, 12/20/17		297,000	337,383
UPCB Finance III Ltd., 6.625%, 7/1/20(3)		160,000	170,000
			9,505,235
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 3.875%, 8/15/21		100,000	106,881
AT&T, Inc., 2.625%, 12/1/22		170,000	165,091
AT&T, Inc., 6.55%, 2/15/39		290,000	371,130
AT&T, Inc., 4.30%, 12/15/42		210,000	205,383
AT&T, Inc., 4.80%, 6/15/44		100,000	105,110
British Telecommunications plc, 5.95%, 1/15/18		420,000	478,137
CenturyLink, Inc., 5.625%, 4/1/20		345,000	366,131
CenturyLink, Inc., 7.65%, 3/15/42		100,000	102,000
Cincinnati Bell, Inc., 8.75%, 3/15/18		48,000	50,340
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)		250,000	255,592
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		240,000	282,770
Frontier Communications Corp., 7.125%, 3/15/19		200,000	223,000

Frontier Communications Corp., 8.50%, 4/15/20	50,000	58,375
Frontier Communications Corp., 7.125%, 1/15/23	125,000	132,500
Hughes Satellite Systems Corp., 6.50%, 6/15/19	105,000	116,025
Inmarsat Finance plc, 4.875%, 5/15/22(3)	50,000	50,250
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	255,000	269,981
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	175,000	187,688
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	45,000	47,250
Intelsat Luxembourg SA, 7.75%, 6/1/21	45,000	47,644
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	135,313
Level 3 Financing, Inc., 8.625%, 7/15/20	350,000	389,375
Orange SA, 4.125%, 9/14/21	180,000	193,952
Softbank Corp., 4.50%, 4/15/20(3)	120,000	122,550
Sprint Capital Corp., 6.90%, 5/1/19	150,000	161,813
Sprint Capital Corp., 8.75%, 3/15/32	105,000	117,600
Telecom Italia Capital SA, 7.00%, 6/4/18	205,000	233,187
Telecom Italia Capital SA, 6.375%, 11/15/33	295,000	304,956
Telecom Italia Capital SA, 7.72%, 6/4/38	125,000	146,250
Verizon Communications, Inc., 3.65%, 9/14/18	550,000	586,968
Verizon Communications, Inc., 4.50%, 9/15/20	140,000	153,951
Verizon Communications, Inc., 5.15%, 9/15/23	380,000	430,603
Verizon Communications, Inc., 5.05%, 3/15/34	750,000	821,008
Verizon Communications, Inc., 4.75%, 11/1/41	100,000	103,224
Verizon Communications, Inc., 6.55%, 9/15/43	146,000	188,495
Verizon Communications, Inc., 4.86%, 8/21/46(3)	40,000	42,146
Verizon Communications, Inc., 5.01%, 8/21/54(3)	144,000	151,074
Virgin Media Finance plc, 8.375%, 10/15/19	90,000	94,500
Windstream Corp., 7.875%, 11/1/17	20,000	22,825
Windstream Corp., 7.75%, 10/15/20	120,000	129,900
Windstream Corp., 6.375%, 8/1/23	100,000	100,625
		8,251,593
Electric Utilities†
AES Corp. (The), 4.875%, 5/15/23	285,000	281,438
Atlantic Power Corp., 9.00%, 11/15/18	440,000	460,900
		742,338
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 5.625%, 12/15/20	100,000	108,863
Sanmina Corp., 4.375%, 6/1/19(3)	185,000	186,850
Viasystems, Inc., 7.875%, 5/1/19(3)	50,000	52,000
		347,713
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	145,000	153,700
Ensco plc, 3.25%, 3/15/16	170,000	176,084
Ensco plc, 4.70%, 3/15/21	300,000	327,102
FTS International, Inc., 6.25%, 5/1/22(3)	120,000	123,300
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	150,000	147,375
Offshore Group Investment Ltd., 7.125%, 4/1/23	100,000	99,750
Paragon Offshore plc, 7.25%, 8/15/24(3)	90,000	82,800
Petroleum Geo-Services ASA, 7.375%, 12/15/18(3)	100,000	106,000
Precision Drilling Corp. Co., 5.25%, 11/15/24(3)	105,000	105,263

Schlumberger Investment SA, 3.65%, 12/1/23	170,000	179,445
SESI LLC, 6.375%, 5/1/19	50,000	52,875
Transocean, Inc., 2.50%, 10/15/17	110,000	111,371
Transocean, Inc., 6.50%, 11/15/20	150,000	169,880
Transocean, Inc., 6.375%, 12/15/21	60,000	68,016
Weatherford International Ltd., 4.50%, 4/15/22	150,000	160,487
		2,063,448
Food and Staples Retailing — 0.1%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)	250,000	260,625
Delhaize Group SA, 4.125%, 4/10/19	165,000	175,043
Delhaize Group SA, 5.70%, 10/1/40	90,000	99,444
Kroger Co. (The), 6.40%, 8/15/17	320,000	364,896
Kroger Co. (The), 3.30%, 1/15/21	190,000	195,580
Rite Aid Corp., 9.25%, 3/15/20	170,000	190,825
Rite Aid Corp., 6.75%, 6/15/21	125,000	133,281
SUPERVALU, Inc., 6.75%, 6/1/21	80,000	82,400
Wal-Mart Stores, Inc., 2.55%, 4/11/23	280,000	274,297
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	425,618
		2,202,009
Food Products — 0.1%
ARAMARK Corp., 5.75%, 3/15/20	70,000	73,675
Big Heart Pet Brands, 7.625%, 2/15/19	145,000	149,894
HJ Heinz Co., 4.25%, 10/15/20	125,000	126,875
JBS Investments GmbH, 7.25%, 4/3/24(3)	70,000	73,675
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(3)	90,000	97,335
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(3)	70,000	75,075
Kellogg Co., 4.45%, 5/30/16	500,000	530,996
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	98,341
Mondelez International, Inc., 4.00%, 2/1/24	150,000	158,022
Mondelez International, Inc., 6.50%, 2/9/40	77,000	101,499
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	75,000	75,000
Post Holdings, Inc., 7.375%, 2/15/22	160,000	168,400
Smithfield Foods, Inc., 6.625%, 8/15/22	80,000	88,400
Tyson Foods, Inc., 4.50%, 6/15/22	160,000	173,174
		1,990,361
Gas Utilities — 0.4%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	75,000	80,063
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20	75,000	79,500
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	160,000	163,200
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	55,000	60,088
El Paso Corp., 7.25%, 6/1/18	70,000	81,200
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	150,000	175,228
Enable Midstream Partners LP, 3.90%, 5/15/24(3)	160,000	161,958
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	277,482
Enbridge, Inc., 4.50%, 6/10/44	120,000	120,446
Energy Transfer Equity LP, 5.875%, 1/15/24	70,000	74,288
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	211,834
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	88,397
Energy Transfer Partners LP, 3.60%, 2/1/23	170,000	169,165

Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	120,668
Enterprise Products Operating LLC, 6.30%, 9/15/17	340,000	388,944
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	138,496
Enterprise Products Operating LLC, 5.10%, 2/15/45	120,000	132,900
Genesis Energy LP, 5.625%, 6/15/24	130,000	130,163
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	40,000	40,782
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	352,946
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	300,000	335,625
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	236,820
Magellan Midstream Partners LP, 5.15%, 10/15/43	80,000	89,892
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	163,000	176,040
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	50,000	51,063
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	150,000	156,000
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	270,000	280,076
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	131,562
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	120,000	121,500
Rockies Express Pipeline LLC, 5.625%, 4/15/20(3)	310,000	328,600
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	106,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22(3)	125,000	135,781
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	190,000	198,550
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	260,000	256,308
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	61,040
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	204,000	204,510
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	174,593
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	124,935
Williams Cos., Inc. (The), 5.75%, 6/24/44	80,000	81,176
Williams Partners LP, 4.125%, 11/15/20	220,000	234,430
		6,532,249
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 8.625%, 10/1/18	60,000	63,150
Alere, Inc., 6.50%, 6/15/20	100,000	101,625
Baxter International, Inc., 3.20%, 6/15/23	90,000	90,481
Biomet, Inc., 6.50%, 8/1/20	155,000	167,206
Crimson Merger Sub, Inc., 6.625%, 5/15/22(3)	40,000	38,250
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	52,375
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	223,750
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	57,187
Mallinckrodt International Finance SA, 4.75%, 4/15/23	160,000	151,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22(3)	70,000	71,575
Medtronic, Inc., 2.75%, 4/1/23	50,000	48,920
		1,066,119
Health Care Providers and Services — 0.3%
21st Century Oncology, Inc., 8.875%, 1/15/17	20,000	19,950
Acadia Healthcare Co., Inc., 5.125%, 7/1/22(3)	100,000	101,500
Aetna, Inc., 2.75%, 11/15/22	160,000	157,474
Amsurg Corp., 5.625%, 7/15/22(3)	150,000	154,125
Capella Healthcare, Inc., 9.25%, 7/1/17	100,000	105,000
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	125,000	130,313
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	155,000	168,950

CHS/Community Health Systems, Inc., 7.125%, 7/15/20	60,000	65,025
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(3)	270,000	288,225
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	70,000	74,069
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	128,400
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	160,000	162,600
Express Scripts Holding Co., 2.65%, 2/15/17	300,000	310,391
Express Scripts Holding Co., 7.25%, 6/15/19	220,000	268,318
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(3)	145,000	160,225
Gentiva Health Services, Inc., 11.50%, 9/1/18	150,000	161,063
HCA Holdings, Inc., 7.75%, 5/15/21	150,000	163,875
HCA, Inc., 7.25%, 9/15/20	110,000	117,150
HCA, Inc., 7.50%, 2/15/22	175,000	204,312
HCA, Inc., 5.875%, 3/15/22	75,000	81,750
HCA, Inc., 4.75%, 5/1/23	150,000	151,688
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	230,000	244,375
LifePoint Hospitals, Inc., 5.50%, 12/1/21(3)	175,000	183,313
NYU Hospitals Center, 4.43%, 7/1/42	110,000	108,798
Tenet Healthcare Corp., 5.00%, 3/1/19(3)	120,000	121,800
Tenet Healthcare Corp., 8.00%, 8/1/20	170,000	184,025
Tenet Healthcare Corp., 6.00%, 10/1/20	160,000	174,000
Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	40,250
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	224,981
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	129,190
UnitedHealth Group, Inc., 4.25%, 3/15/43	140,000	142,846
Universal Health Services, Inc., 4.75%, 8/1/22(3)	100,000	101,875
		4,829,856
Hotels, Restaurants and Leisure — 0.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	75,375
Boyd Gaming Corp., 9.125%, 12/1/18	70,000	74,025
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	110,000	28,490
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	445,000	360,450
CEC Entertainment, Inc., 8.00%, 2/15/22(3)	25,000	25,500
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(3)	125,000	131,094
Graton Economic Development Authority, 9.625%, 9/1/19(3)	90,000	101,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21(3)	260,000	276,087
MCE Finance Ltd., 5.00%, 2/15/21(3)	185,000	185,000
MGM Resorts International, 8.625%, 2/1/19	80,000	94,600
MGM Resorts International, 5.25%, 3/31/20	150,000	156,750
Pinnacle Entertainment, 7.50%, 4/15/21	330,000	355,575
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	100,000	109,250
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	89,675
Station Casinos LLC, 7.50%, 3/1/21	330,000	358,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	113,925
Wynn Macau Ltd., 5.25%, 10/15/21(3)	200,000	204,000
		2,739,096
Household Durables — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	21,000	21,683
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)	125,000	130,156
Century Communities, Inc., 6.875%, 5/15/22(3)	30,000	30,750

D.R. Horton, Inc., 5.625%, 9/15/14		70,000	70,123
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(3)		460,000	467,187
KB Home, 4.75%, 5/15/19		110,000	110,275
KB Home, 8.00%, 3/15/20		50,000	56,375
Lennar Corp., 6.95%, 6/1/18		50,000	55,625
Meritage Homes Corp., 7.00%, 4/1/22		125,000	137,187
Standard Pacific Corp., 8.375%, 5/15/18		355,000	413,575
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(3)		150,000	150,000
Taylor Morrison, Inc., 7.75%, 4/15/20(3)		55,000	59,813
Toll Brothers Finance Corp., 4.00%, 12/31/18		100,000	102,000
Toll Brothers Finance Corp., 6.75%, 11/1/19		170,000	195,075
WCI Communities, Inc., 6.875%, 8/15/21		160,000	164,200
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(3)		200,000	204,750
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	138,750
			2,507,524
Household Products — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19		40,000	41,650
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19		100,000	105,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19		105,000	114,188
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	139,219
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		160,000	168,000
Spectrum Brands, Inc., 6.75%, 3/15/20		125,000	133,437
Spectrum Brands, Inc., 6.375%, 11/15/20		255,000	275,400
Spectrum Brands, Inc., 6.625%, 11/15/22		130,000	141,375
			1,118,769
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(3)		90,000	90,225
Bombardier, Inc., 7.50%, 3/15/18(3)		85,000	95,200
Bombardier, Inc., 5.75%, 3/15/22(3)		180,000	184,050
General Electric Co., 5.25%, 12/6/17		550,000	616,789
General Electric Co., 4.125%, 10/9/42		150,000	154,508
HD Supply, Inc., 8.125%, 4/15/19		50,000	54,750
HD Supply, Inc., 7.50%, 7/15/20		285,000	307,800
Jack Cooper Holdings Corp., 9.25%, 6/1/20(3)		75,000	81,844
Schaeffler Finance BV, 7.75%, 2/15/17(3)		125,000	139,687
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(3)		100,000	99,750
			1,824,603
Insurance — 0.4%
Aircastle Ltd., 6.75%, 4/15/17		130,000	142,025
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	235,162
Allstate Corp. (The), 4.50%, 6/15/43		$90,000	96,095
Allstate Corp. (The), VRN, 5.75%, 8/15/23		100,000	107,188
American International Group, Inc., 4.875%, 6/1/22		540,000	607,155
American International Group, Inc., 4.50%, 7/16/44		110,000	113,923
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	352,044
American International Group, Inc., VRN, 8.18%, 5/15/38		195,000	269,587
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		180,000	198,778
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		110,000	111,755
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	179,967

Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(3)	125,000	132,500
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	140,000	123,550
Genworth Holdings, Inc., 7.20%, 2/15/21	110,000	131,289
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	171,679
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	60,000	74,871
International Lease Finance Corp., 5.75%, 5/15/16	220,000	233,612
International Lease Finance Corp., 8.75%, 3/15/17	215,000	246,578
International Lease Finance Corp., 6.25%, 5/15/19	135,000	150,012
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	50,000	55,157
Liberty Mutual Group, Inc., 4.85%, 8/1/44(3)	140,000	142,295
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(3)	175,000	186,812
Lincoln National Corp., 6.25%, 2/15/20	300,000	353,970
Markel Corp., 4.90%, 7/1/22	200,000	220,913
Markel Corp., 3.625%, 3/30/23	80,000	80,686
MetLife, Inc., 4.125%, 8/13/42	90,000	88,747
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	250,000	251,321
Onex USI Aquisition Corp., 7.75%, 1/15/21(3)	50,000	51,750
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	80,799
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	160,000	183,482
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	100,000	118,646
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	135,000	140,662
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(3)	200,000	211,500
Travelers Cos., Inc. (The), 4.60%, 8/1/43	110,000	118,736
Voya Financial, Inc., 5.50%, 7/15/22	200,000	229,531
Voya Financial, Inc., 5.70%, 7/15/43	150,000	179,041
Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	127,813
WR Berkley Corp., 4.625%, 3/15/22	130,000	140,879
WR Berkley Corp., 4.75%, 8/1/44	80,000	80,806
		6,721,316
Internet Software and Services†
Equinix, Inc., 4.875%, 4/1/20	50,000	51,250
Equinix, Inc., 7.00%, 7/15/21	75,000	82,125
Expedia, Inc., 4.50%, 8/15/24	80,000	80,843
IAC/InterActiveCorp, 4.75%, 12/15/22	75,000	74,625
Netflix, Inc., 5.375%, 2/1/21	40,000	42,100
Netflix, Inc., 5.75%, 3/1/24(3)	175,000	184,187
VeriSign, Inc., 4.625%, 5/1/23	40,000	39,500
		554,630
IT Services — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(3)	100,000	106,500
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	71,000	75,615
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	53,005
Fidelity National Information Services, Inc., 3.50%, 4/15/23	120,000	120,014
First Data Corp., 7.375%, 6/15/19(3)	255,000	272,850
First Data Corp., 8.875%, 8/15/20(3)	110,000	120,175
First Data Corp., 8.25%, 1/15/21(3)	450,000	492,750
First Data Corp., 12.625%, 1/15/21	60,000	73,500
First Data Corp., 11.75%, 8/15/21	174,000	206,625
SunGard Data Systems, Inc., 7.375%, 11/15/18	67,000	70,099

Xerox Corp., 2.95%, 3/15/17	90,000	93,686
		1,684,819
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	218,882
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	190,519
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	140,000	160,241
		569,642
Machinery — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	175,000	200,813
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	200,000	200,898
Deere & Co., 5.375%, 10/16/29	410,000	493,824
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	142,025
Navistar International Corp., 8.25%, 11/1/21	100,000	104,125
Terex Corp., 6.50%, 4/1/20	50,000	53,750
Terex Corp., 6.00%, 5/15/21	50,000	53,250
		1,248,685
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	330,000	341,550
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	50,000	52,188
		393,738
Media — 0.6%
21st Century Fox America, Inc., 6.90%, 8/15/39	260,000	345,980
Altice SA, 7.75%, 5/15/22(3)	110,000	117,150
AMC Entertainment, Inc., 9.75%, 12/1/20	100,000	112,750
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	157,906
CBS Corp., 4.85%, 7/1/42	70,000	70,772
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	75,000	81,188
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	230,000	234,312
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(3)	60,000	59,775
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	61,275
Clear Channel Communications, Inc., 9.00%, 3/1/21	130,000	135,362
Clear Channel Communications, Inc., PIK, 14.00%, 2/1/21	252,474	254,368
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	295,625
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	110,000	118,250
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	60,000	64,200
Comcast Corp., 5.90%, 3/15/16	720,000	776,836
Comcast Corp., 6.40%, 5/15/38	230,000	302,552
CSC Holdings LLC, 7.625%, 7/15/18	150,000	171,937
CSC Holdings LLC, 6.75%, 11/15/21	125,000	137,969
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	100,000	104,125
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	160,000	179,570
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	200,000	215,035
Discovery Communications LLC, 5.625%, 8/15/19	130,000	148,609
Discovery Communications LLC, 3.25%, 4/1/23	100,000	99,088
DISH DBS Corp., 4.625%, 7/15/17	130,000	135,850
DISH DBS Corp., 6.75%, 6/1/21	270,000	302,724
DISH DBS Corp., 5.00%, 3/15/23	100,000	99,750
Embarq Corp., 8.00%, 6/1/36	120,000	135,287
Gray Television, Inc., 7.50%, 10/1/20	75,000	79,500

Lamar Media Corp., 5.875%, 2/1/22	120,000	126,600
Lamar Media Corp., 5.00%, 5/1/23	150,000	150,375
Level 3 Escrow II, Inc., 5.375%, 8/15/22(3)	40,000	40,300
McClatchy Co. (The), 9.00%, 12/15/22	50,000	56,500
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	50,000	54,125
Nara Cable Funding Ltd., 8.875%, 12/1/18(3)	100,000	106,125
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	171,918
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	287,754
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	350,172
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	114,000	115,140
Numericable Group SA, 6.00%, 5/15/22(3)	390,000	402,187
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	30,904
Qwest Corp., 7.50%, 10/1/14	270,000	271,357
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,000
RR Donnelley & Sons Co., 7.25%, 5/15/18	29,000	32,843
Sable International Finance Ltd., 8.75%, 2/1/20(3)	125,000	138,125
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	102,500
Sinclair Television Group, Inc., 5.625%, 8/1/24(3)	80,000	80,200
Sirius XM Holdings, Inc., 4.25%, 5/15/20(3)	75,000	73,688
Sirius XM Holdings, Inc., 5.875%, 10/1/20(3)	125,000	130,938
Sirius XM Holdings, Inc., 5.75%, 8/1/21(3)	125,000	130,625
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	282,271
Time Warner Cable, Inc., 5.50%, 9/1/41	80,000	93,026
Time Warner Cable, Inc., 4.50%, 9/15/42	160,000	162,772
Time Warner, Inc., 7.70%, 5/1/32	390,000	552,441
Time Warner, Inc., 5.35%, 12/15/43	120,000	133,212
Univision Communications, Inc., 6.875%, 5/15/19(3)	295,000	313,437
Univision Communications, Inc., 8.50%, 5/15/21(3)	120,000	132,000
Viacom, Inc., 4.50%, 3/1/21	40,000	43,668
Viacom, Inc., 3.125%, 6/15/22	100,000	99,634
Videotron Ltee, 5.00%, 7/15/22	125,000	129,063
Visant Corp., 10.00%, 10/1/17	225,000	209,812
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	156,022
Wind Acquisition Finance SA, 4.75%, 7/15/20(3)	130,000	130,650
Wind Acquisition Finance SA, 7.375%, 4/23/21(3)	100,000	105,750
WMG Acquisition Corp., 5.625%, 4/15/22(3)	150,000	154,125
		10,651,004
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	50,000	51,938
Alcoa, Inc., 5.40%, 4/15/21	100,000	109,195
Alcoa, Inc., 5.95%, 2/1/37	60,000	62,137
Aleris International, Inc., 7.625%, 2/15/18	47,000	49,056
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	150,000	168,937
ArcelorMittal, 5.00%, 2/25/17	240,000	251,700
ArcelorMittal, 6.125%, 6/1/18	210,000	229,162
ArcelorMittal, 7.25%, 3/1/41	455,000	484,006
Barrick Gold Corp., 4.10%, 5/1/23	60,000	60,969
Barrick North America Finance LLC, 4.40%, 5/30/21	240,000	252,884
Barrick North America Finance LLC, 5.75%, 5/1/43	70,000	75,843

BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	207,853
First Quantum Minerals Ltd., 6.75%, 2/15/20(3)	45,000	46,913
First Quantum Minerals Ltd., 7.00%, 2/15/21(3)	50,000	52,750
First Quantum Minerals Ltd., 7.25%, 5/15/22(3)	160,000	169,200
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(3)	100,000	105,406
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(3)	195,000	214,256
Freeport-McMoRan, Inc., 3.875%, 3/15/23	60,000	61,010
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	130,000	141,739
Newmont Mining Corp., 6.25%, 10/1/39	80,000	86,426
Southern Copper Corp., 5.25%, 11/8/42	60,000	58,549
Steel Dynamics, Inc., 7.625%, 3/15/20	50,000	53,125
Steel Dynamics, Inc., 5.25%, 4/15/23	100,000	102,000
Teck Resources Ltd., 3.15%, 1/15/17	160,000	166,753
United States Steel Corp., 7.375%, 4/1/20	40,000	45,150
Vale Overseas Ltd., 5.625%, 9/15/19	300,000	340,483
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	130,807
Vale SA, 5.625%, 9/11/42	40,000	41,521
		3,819,768
Multi-Utilities — 0.3%
Calpine Corp., 5.375%, 1/15/23	100,000	101,125
Calpine Corp., 5.75%, 1/15/25	155,000	156,744
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	30,000	28,271
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	100,000	97,544
Constellation Energy Group, Inc., 5.15%, 12/1/20	200,000	224,565
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,558
Consumers Energy Co., 3.375%, 8/15/23	180,000	187,732
Dominion Resources, Inc., 6.40%, 6/15/18	360,000	418,268
Dominion Resources, Inc., 2.75%, 9/15/22	140,000	138,424
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	76,693
Duke Energy Corp., 3.55%, 9/15/21	120,000	126,585
Duke Energy Florida, Inc., 6.35%, 9/15/37	270,000	368,568
Edison International, 3.75%, 9/15/17	200,000	212,866
EDP Finance BV, 6.00%, 2/2/18(3)	120,000	130,624
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	125,511
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	88,745
Florida Power Corp., 3.85%, 11/15/42	130,000	129,770
GenOn Energy, Inc., 9.50%, 10/15/18	165,000	176,138
GenOn Energy, Inc., 9.875%, 10/15/20	80,000	84,800
Georgia Power Co., 4.30%, 3/15/42	60,000	62,000
Ipalco Enterprises, Inc., 5.00%, 5/1/18	112,000	119,280
Nisource Finance Corp., 4.45%, 12/1/21	100,000	108,636
Nisource Finance Corp., 5.65%, 2/1/45	110,000	127,730
NRG Energy, Inc., 7.625%, 1/15/18	220,000	248,270
NRG Energy, Inc., 6.25%, 7/15/22(3)	50,000	52,625
NRG Energy, Inc., 6.25%, 5/1/24(3)	120,000	124,500
PacifiCorp, 6.00%, 1/15/39	110,000	144,300
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	125,038
Progress Energy, Inc., 3.15%, 4/1/22	110,000	111,871
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	78,898

RJS Power Holdings LLC, 5.125%, 7/15/19(3)	80,000	81,400
Sempra Energy, 6.50%, 6/1/16	170,000	186,395
Sempra Energy, 2.875%, 10/1/22	220,000	219,009
Southern Power Co., 5.15%, 9/15/41	60,000	68,417
Teco Finance, Inc., 6.75%, 5/1/15	40,000	41,590
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	55,977
		4,879,467
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	205,000	192,700
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	131,875
J.C. Penney Corp., Inc., 5.75%, 2/15/18	25,000	24,125
J.C. Penney Corp., Inc., Series A, 6.875%, 10/15/15	25,000	25,875
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	180,000	190,284
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	220,000	221,792
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(3)	130,000	140,887
Target Corp., 4.00%, 7/1/42	240,000	233,815
		1,161,353
Oil, Gas and Consumable Fuels — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	125,000	89,688
Alpha Natural Resources, Inc., 7.50%, 8/1/20(3)	20,000	19,350
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	128,400
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	132,188
Anadarko Petroleum Corp., 5.95%, 9/15/16	70,000	76,887
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	154,538
Antero Resources Corp., 5.125%, 12/1/22(3)	140,000	142,275
Apache Corp., 4.75%, 4/15/43	70,000	74,669
Arch Coal, Inc., 7.25%, 10/1/20	30,000	21,000
BP Capital Markets plc, 4.50%, 10/1/20	150,000	165,756
Chesapeake Energy Corp., 6.625%, 8/15/20	310,000	358,825
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	106,250
Chesapeake Energy Corp., 5.75%, 3/15/23	75,000	84,094
Chevron Corp., 2.43%, 6/24/20	80,000	81,454
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	150,000	156,541
Concho Resources, Inc., 5.50%, 10/1/22	200,000	215,000
Concho Resources, Inc., 5.50%, 4/1/23	125,000	134,063
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	110,712
Continental Resources, Inc., 4.90%, 6/1/44(3)	180,000	191,118
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	61,575
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	121,250
Devon Energy Corp., 1.875%, 5/15/17	80,000	81,283
Devon Energy Corp., 5.60%, 7/15/41	110,000	129,667
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	50,000	53,250
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	210,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(3)	100,000	102,000
EOG Resources, Inc., 5.625%, 6/1/19	380,000	439,988
EOG Resources, Inc., 4.10%, 2/1/21	130,000	142,017
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	265,000	300,112
EXCO Resources, Inc., 7.50%, 9/15/18	120,000	119,400
Halcon Resources Corp., 8.875%, 5/15/21	185,000	195,637

Hess Corp., 6.00%, 1/15/40	90,000	111,709
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	110,000	113,781
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	155,000	166,237
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	72,701
MEG Energy Corp., 6.50%, 3/15/21(3)	50,000	53,000
MEG Energy Corp., 7.00%, 3/31/24(3)	150,000	163,500
Newfield Exploration Co., 5.625%, 7/1/24	90,000	99,558
Noble Energy, Inc., 4.15%, 12/15/21	300,000	323,052
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	50,000	54,125
Peabody Energy Corp., 7.375%, 11/1/16	50,000	54,313
Peabody Energy Corp., 6.00%, 11/15/18	375,000	388,125
Peabody Energy Corp., 6.50%, 9/15/20	50,000	50,563
Peabody Energy Corp., 6.25%, 11/15/21	260,000	260,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35	70,000	86,625
Petro-Canada, 6.80%, 5/15/38	160,000	215,657
Petrobras Global Finance BV, 5.625%, 5/20/43	130,000	126,737
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	390,000	421,375
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	190,000	201,267
Petroleos Mexicanos, 6.00%, 3/5/20	190,000	218,975
Petroleos Mexicanos, 4.875%, 1/24/22	40,000	43,560
Petroleos Mexicanos, 3.50%, 1/30/23	70,000	69,545
Petroleos Mexicanos, 5.50%, 6/27/44	130,000	141,668
Phillips 66, 4.30%, 4/1/22	260,000	282,230
Pioneer Natural Resources Co., 3.95%, 7/15/22	70,000	73,508
QEP Resources, Inc., 5.375%, 10/1/22	415,000	426,931
QEP Resources, Inc., 5.25%, 5/1/23	125,000	127,188
Range Resources Corp., 5.75%, 6/1/21	110,000	117,975
Range Resources Corp., 5.00%, 8/15/22	160,000	171,000
Sabine Pass LNG LP, 7.50%, 11/30/16	240,000	261,900
Sabine Pass LNG LP, 6.50%, 11/1/20	30,000	31,988
Samson Investment Co., 9.75%, 2/15/20	215,000	220,375
SandRidge Energy, Inc., 7.50%, 3/15/21	315,000	332,325
SandRidge Energy, Inc., 7.50%, 2/15/23	60,000	62,700
Seventy Seven Operating LLC, 6.625%, 11/15/19	150,000	161,250
Shell International Finance BV, 2.375%, 8/21/22	280,000	272,572
Shell International Finance BV, 3.625%, 8/21/42	65,000	61,793
Shell International Finance BV, 4.55%, 8/12/43	120,000	132,860
Statoil ASA, 2.45%, 1/17/23	230,000	224,227
Statoil ASA, 3.95%, 5/15/43	50,000	49,600
Statoil ASA, 4.80%, 11/8/43	130,000	147,396
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	100,000	100,000
Talisman Energy, Inc., 7.75%, 6/1/19	125,000	154,176
Tesoro Corp., 4.25%, 10/1/17	100,000	104,500
Total Capital Canada Ltd., 2.75%, 7/15/23	110,000	108,311
Total Capital SA, 2.125%, 8/10/18	150,000	152,482
Venoco, Inc., 8.875%, 2/15/19	160,000	154,400
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	165,000
WPX Energy, Inc., 5.25%, 1/15/17	135,000	142,762
		12,074,509

Paper and Forest Products†
Domtar Corp., 4.40%, 4/1/22	150,000	155,148
International Paper Co., 6.00%, 11/15/41	100,000	120,743
Sappi Papier Holding GmbH, 6.625%, 4/15/21(3)	200,000	211,000
		486,891
Personal Products†
Elizabeth Arden, Inc., 7.375%, 3/15/21	65,000	61,263
Pharmaceuticals — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	170,000	170,999
AbbVie, Inc., 2.90%, 11/6/22	100,000	98,506
AbbVie, Inc., 4.40%, 11/6/42	240,000	242,048
Actavis Funding SCS, 3.85%, 6/15/24(3)	100,000	101,372
Actavis, Inc., 1.875%, 10/1/17	220,000	221,087
Actavis, Inc., 3.25%, 10/1/22	170,000	169,123
Actavis, Inc., 4.625%, 10/1/42	70,000	70,087
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	86,694
Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19(3)	95,000	101,412
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(3)	35,000	37,581
Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22(3)	60,000	65,325
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23(3)	70,000	70,000
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	280,000	278,882
Merck & Co., Inc., 2.40%, 9/15/22	180,000	175,385
Merck & Co., Inc., 3.60%, 9/15/42	40,000	37,434
Mylan, Inc., 6.00%, 11/15/18(3)	100,000	103,872
Mylan, Inc., 5.40%, 11/29/43	50,000	55,257
Roche Holdings, Inc., 6.00%, 3/1/19(3)	116,000	135,630
Roche Holdings, Inc., 7.00%, 3/1/39(3)	120,000	172,586
Sanofi, 4.00%, 3/29/21	143,000	156,299
Valeant Pharmaceuticals International, 6.875%, 12/1/18(3)	110,000	114,950
Valeant Pharmaceuticals International, 7.00%, 10/1/20(3)	50,000	53,375
Valeant Pharmaceuticals International, 6.375%, 10/15/20(3)	225,000	236,250
Valeant Pharmaceuticals International, 6.75%, 8/15/21(3)	120,000	126,600
Valeant Pharmaceuticals International, 7.25%, 7/15/22(3)	125,000	134,219
		3,214,973
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	170,000	187,528
Corrections Corp. of America, 4.125%, 4/1/20	110,000	109,587
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21(3)	75,000	76,500
DuPont Fabros Technology LP, 5.875%, 9/15/21	25,000	26,250
Essex Portfolio LP, 3.625%, 8/15/22	100,000	102,620
Essex Portfolio LP, 3.375%, 1/15/23	80,000	80,097
Essex Portfolio LP, 3.25%, 5/1/23	50,000	49,448
HCP, Inc., 3.75%, 2/1/16	210,000	218,596
Health Care REIT, Inc., 2.25%, 3/15/18	60,000	60,841
Health Care REIT, Inc., 3.75%, 3/15/23	160,000	161,274
Hospitality Properties Trust, 4.65%, 3/15/24	350,000	365,520
Host Hotels & Resorts LP, 5.875%, 6/15/19	60,000	63,814
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	100,465
Kilroy Realty LP, 3.80%, 1/15/23	220,000	222,859

MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	140,000	151,200
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,750
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	75,375
Senior Housing Properties Trust, 4.75%, 5/1/24	180,000	185,407
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	200,000	205,894
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	99,350
		2,595,375
Real Estate Management and Development†
CB Richard Ellis Services, Inc., 6.625%, 10/15/20	60,000	63,450
CBRE Services, Inc., 5.00%, 3/15/23	125,000	127,350
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(3)	160,000	160,800
		351,600
Road and Rail — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	265,000	281,154
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	100,000	111,505
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	55,224
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	160,000	164,762
CSX Corp., 4.25%, 6/1/21	140,000	153,577
CSX Corp., 3.70%, 11/1/23	200,000	208,519
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	45,484
Norfolk Southern Corp., 3.25%, 12/1/21	70,000	72,448
Union Pacific Corp., 4.00%, 2/1/21	100,000	109,774
Union Pacific Corp., 4.75%, 9/15/41	220,000	245,786
		1,448,233
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	100,000	107,375
Advanced Micro Devices, Inc., 7.00%, 7/1/24(3)	75,000	76,688
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	79,687
Freescale Semiconductor, Inc., 8.05%, 2/1/20	90,000	97,200
Freescale Semiconductor, Inc., 6.00%, 1/15/22(3)	345,000	362,250
Intel Corp., 1.35%, 12/15/17	170,000	170,004
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(3)	50,000	52,750
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(3)	50,000	52,750
		998,704
Software — 0.1%
Activision Blizzard, Inc., 5.625%, 9/15/21(3)	25,000	27,094
BMC Software Finance, Inc., 8.125%, 7/15/21(3)	25,000	25,375
Infor US, Inc., 9.375%, 4/1/19	125,000	137,969
Intuit, Inc., 5.75%, 3/15/17	571,000	633,760
Microsoft Corp., 2.375%, 5/1/23	90,000	87,495
Nuance Communications, Inc., 5.375%, 8/15/20(3)	100,000	101,000
Oracle Corp., 2.50%, 10/15/22	310,000	302,227
Oracle Corp., 3.625%, 7/15/23	280,000	293,456
Oracle Corp., 3.40%, 7/8/24	140,000	142,784
Sabre, Inc., 8.50%, 5/15/19(3)	75,000	82,312
		1,833,472
Specialty Retail — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(3)	100,000	101,000
Claire's Stores, Inc., 9.00%, 3/15/19(3)	40,000	41,900

Hertz Corp. (The), 6.75%, 4/15/19		125,000	131,719
Hertz Corp. (The), 5.875%, 10/15/20		50,000	51,688
Hertz Corp. (The), 7.375%, 1/15/21		200,000	215,000
Home Depot, Inc. (The), 5.95%, 4/1/41		260,000	337,568
Michaels Stores, Inc., 5.875%, 12/15/20(3)		70,000	71,085
Party City Holdings, Inc., 8.875%, 8/1/20		100,000	110,750
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)		150,000	159,937
Rent-A-Center, Inc., 6.625%, 11/15/20		70,000	70,000
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19		145,000	156,962
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23		75,000	79,313
Sonic Automotive, Inc., 7.00%, 7/15/22		80,000	87,800
Sonic Automotive, Inc., 5.00%, 5/15/23		125,000	124,062
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(3)		125,000	120,312
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17		90,000	92,475
United Rentals North America, Inc., 5.75%, 7/15/18		100,000	105,750
United Rentals North America, Inc., 8.375%, 9/15/20		310,000	339,450
United Rentals North America, Inc., 7.625%, 4/15/22		25,000	28,188
			2,424,959
Technology Hardware, Storage and Peripherals†
Dell, Inc., 2.30%, 9/10/15		100,000	100,625
Dell, Inc., 3.10%, 4/1/16		40,000	40,550
Dell, Inc., 5.875%, 6/15/19		125,000	132,969
Hewlett-Packard Co., 4.30%, 6/1/21		250,000	269,407
NCR Corp., 5.00%, 7/15/22		40,000	40,400
			583,951
Textiles, Apparel and Luxury Goods — 0.1%
Gymboree Corp., 9.125%, 12/1/18		125,000	76,563
Hanesbrands, Inc., 6.375%, 12/15/20		150,000	161,812
L Brands, Inc., 7.00%, 5/1/20		50,000	56,875
L Brands, Inc., 6.625%, 4/1/21		80,000	90,500
L Brands, Inc., 5.625%, 2/15/22		275,000	297,000
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22(3)		100,000	105,250
Polymer Group, Inc., 7.75%, 2/1/19		121,000	128,109
PVH Corp., 4.50%, 12/15/22		50,000	49,875
			965,984
Thrifts and Mortgage Finance†
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	249,951
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	310,358
			560,309
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22		$400,000	391,960
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	307,130
			699,090
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 5.00%, 3/30/20		200,000	222,324
MetroPCS Wireless, Inc., 7.875%, 9/1/18		95,000	99,192
MetroPCS Wireless, Inc., 6.625%, 11/15/20		135,000	142,256
Sprint Communications, 6.00%, 12/1/16		235,000	251,009
Sprint Communications, 9.00%, 11/15/18(3)		110,000	131,038

Sprint Communications, 7.00%, 3/1/20(3)	110,000	123,200
Sprint Communications, 6.00%, 11/15/22	225,000	225,563
Sprint Corp., 7.25%, 9/15/21(3)	275,000	292,187
Sprint Corp., 7.125%, 6/15/24(3)	235,000	240,581
T-Mobile USA, Inc., 6.46%, 4/28/19	100,000	104,500
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	126,750
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	78,000
T-Mobile USA, Inc., 6.625%, 4/1/23	220,000	232,650
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)	130,000	131,950
Vodafone Group plc, 5.625%, 2/27/17	230,000	253,733
		2,654,933
TOTAL CORPORATE BONDS (Cost $139,686,508)		146,196,353
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 5.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.8%
FHLMC, VRN, 1.74%, 9/15/14	228,721	231,993
FHLMC, VRN, 1.84%, 9/15/14	527,918	537,218
FHLMC, VRN, 1.97%, 9/15/14	487,034	499,461
FHLMC, VRN, 1.98%, 9/15/14	349,514	356,684
FHLMC, VRN, 2.09%, 9/15/14	1,031,520	1,041,307
FHLMC, VRN, 2.26%, 9/15/14	422,527	450,459
FHLMC, VRN, 2.35%, 9/15/14	702,410	704,418
FHLMC, VRN, 2.375%, 9/15/14	815,023	873,112
FHLMC, VRN, 2.40%, 9/15/14	186,786	200,353
FHLMC, VRN, 2.43%, 9/15/14	152,098	162,830
FHLMC, VRN, 2.55%, 9/15/14	172,522	181,888
FHLMC, VRN, 2.87%, 9/15/14	121,338	125,073
FHLMC, VRN, 3.24%, 9/15/14	150,835	160,299
FHLMC, VRN, 3.30%, 9/15/14	452,276	474,952
FHLMC, VRN, 3.80%, 9/15/14	315,617	333,206
FHLMC, VRN, 4.08%, 9/15/14	234,975	248,988
FHLMC, VRN, 4.09%, 9/15/14	492,493	517,877
FHLMC, VRN, 4.33%, 9/15/14	412,194	435,144
FHLMC, VRN, 5.12%, 9/15/14	82,949	88,612
FHLMC, VRN, 5.40%, 9/15/14	360,511	383,506
FHLMC, VRN, 6.12%, 9/15/14	148,656	158,271
FNMA, VRN, 1.90%, 9/25/14	482,027	512,900
FNMA, VRN, 1.92%, 9/25/14	784,035	827,266
FNMA, VRN, 1.94%, 9/25/14	524,595	560,540
FNMA, VRN, 1.94%, 9/25/14	1,119,017	1,192,054
FNMA, VRN, 1.94%, 9/25/14	707,338	746,393
FNMA, VRN, 1.94%, 9/25/14	602,522	645,511
FNMA, VRN, 2.27%, 9/25/14	115,106	123,473
FNMA, VRN, 2.32%, 9/25/14	447,252	479,361
FNMA, VRN, 2.71%, 9/25/14	463,531	475,103
FNMA, VRN, 3.36%, 9/25/14	271,858	282,772
FNMA, VRN, 3.36%, 9/25/14	177,950	190,681
FNMA, VRN, 3.76%, 9/25/14	298,920	315,345
FNMA, VRN, 3.84%, 9/25/14	119,851	127,752

FNMA, VRN, 3.92%, 9/25/14	268,769	283,867
FNMA, VRN, 5.29%, 9/25/14	455,324	488,944
		15,417,613
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 4.2%
FHLMC, 6.50%, 6/1/16	18,874	19,418
FHLMC, 6.50%, 6/1/16	15,118	15,639
FHLMC, 4.50%, 1/1/19	358,875	378,679
FHLMC, 5.00%, 10/1/19	8,980	9,487
FHLMC, 5.00%, 11/1/19	46,456	49,494
FHLMC, 5.50%, 11/1/19	2,831	3,005
FHLMC, 5.50%, 11/1/19	2,399	2,546
FHLMC, 5.50%, 11/1/19	3,490	3,707
FHLMC, 5.50%, 11/1/19	3,337	3,542
FHLMC, 5.50%, 11/1/19	2,135	2,266
FHLMC, 5.50%, 12/1/19	2,937	3,117
FHLMC, 5.00%, 2/1/20	4,493	4,749
FHLMC, 5.00%, 2/1/20	1,405	1,485
FHLMC, 5.50%, 3/1/20	5,329	5,716
FHLMC, 5.50%, 3/1/20	4,029	4,295
FHLMC, 5.50%, 3/1/20	8,244	8,920
FHLMC, 5.00%, 5/1/20	3,461	3,669
FHLMC, 5.00%, 5/1/20	7,005	7,427
FHLMC, 5.00%, 5/1/20	9,695	10,359
FHLMC, 4.50%, 7/1/20	33,551	35,905
FHLMC, 4.00%, 10/1/20	11,446	12,116
FHLMC, 5.00%, 4/1/21	1,354,652	1,468,691
FHLMC, 8.00%, 6/1/26	4,932	5,142
FHLMC, 8.00%, 6/1/26	716	851
FHLMC, 8.00%, 7/1/26	940	944
FHLMC, 7.00%, 8/1/29	2,481	2,802
FHLMC, 8.00%, 7/1/30	15,663	18,719
FHLMC, 5.50%, 12/1/33	347,577	390,544
FHLMC, 6.50%, 5/1/34	11,320	12,761
FHLMC, 5.50%, 6/1/35	23,932	26,517
FHLMC, 5.00%, 9/1/35	11,792	13,014
FHLMC, 5.00%, 9/1/35	7,913	8,724
FHLMC, 5.50%, 10/1/35	76,495	85,678
FHLMC, 5.50%, 10/1/35	31,180	34,934
FHLMC, 5.00%, 11/1/35	133,838	148,591
FHLMC, 5.00%, 11/1/35	175,149	196,224
FHLMC, 6.50%, 3/1/36	7,671	8,662
FHLMC, 6.50%, 3/1/36	2,962	3,340
FHLMC, 5.50%, 1/1/38	317,638	351,855
FHLMC, 6.00%, 2/1/38	162,183	182,561
FHLMC, 6.00%, 11/1/38	843,106	947,228
FHLMC, 4.00%, 4/1/41	1,572,963	1,675,041
FHLMC, 6.50%, 7/1/47	16,072	17,538
FNMA, 7.50%, 6/1/15	748	751
FNMA, 5.17%, 1/1/16	150,269	155,820

FNMA, 4.50%, 5/1/19	513,035	543,883
FNMA, 4.00%, 6/1/19	3,884	4,116
FNMA, 4.50%, 6/1/19	76,993	82,368
FNMA, 4.50%, 12/1/19	7,213	7,684
FNMA, 5.00%, 3/1/20	13,730	14,734
FNMA, 5.00%, 3/1/20	13,364	14,329
FNMA, 5.00%, 4/1/20	8,085	8,611
FNMA, 5.00%, 5/1/20	3,708	3,921
FNMA, 5.00%, 5/1/20	13,671	14,670
FNMA, 5.00%, 7/1/20	15,999	17,196
FNMA, 7.00%, 5/1/26	3,163	3,510
FNMA, 7.00%, 6/1/26	1,896	2,081
FNMA, 7.50%, 3/1/27	1,926	1,955
FNMA, 6.50%, 4/1/29	12,003	13,594
FNMA, 6.50%, 6/1/29	12,526	14,133
FNMA, 6.50%, 6/1/29	21,859	24,897
FNMA, 7.00%, 7/1/29	7,982	8,546
FNMA, 6.50%, 8/1/29	26,671	30,816
FNMA, 7.00%, 3/1/30	15,580	17,909
FNMA, 8.00%, 7/1/30	34,615	37,786
FNMA, 7.50%, 9/1/30	10,181	12,187
FNMA, 6.625%, 11/15/30	2,510,000	3,634,867
FNMA, 6.50%, 9/1/31	58,922	66,836
FNMA, 7.00%, 9/1/31	45,960	52,411
FNMA, 6.50%, 1/1/32	26,891	30,339
FNMA, 6.50%, 10/1/32	185,338	209,898
FNMA, 5.50%, 6/1/33	115,951	130,365
FNMA, 5.50%, 8/1/33	749,535	836,824
FNMA, 5.00%, 11/1/33	697,463	771,020
FNMA, 5.50%, 1/1/34	624,070	700,361
FNMA, 5.50%, 9/1/34	37,866	42,472
FNMA, 5.50%, 10/1/34	40,466	45,371
FNMA, 6.00%, 10/1/34	22,955	25,857
FNMA, 5.00%, 11/1/34	165,794	183,716
FNMA, 5.50%, 3/1/35	3,313	3,679
FNMA, 5.50%, 3/1/35	6,863	7,624
FNMA, 5.50%, 3/1/35	11,760	13,232
FNMA, 5.50%, 3/1/35	29,541	33,158
FNMA, 5.50%, 3/1/35	20,797	23,506
FNMA, 5.00%, 4/1/35	36,288	40,714
FNMA, 6.00%, 5/1/35	15,153	17,192
FNMA, 6.00%, 5/1/35	1,885	2,124
FNMA, 6.00%, 6/1/35	31,435	35,719
FNMA, 6.00%, 6/1/35	7,307	8,296
FNMA, 6.00%, 6/1/35	583	660
FNMA, 5.00%, 7/1/35	148,729	166,771
FNMA, 5.50%, 7/1/35	20,941	23,452
FNMA, 6.00%, 7/1/35	58,780	66,774
FNMA, 6.00%, 7/1/35	3,405	3,835

FNMA, 6.00%, 7/1/35	47,166	53,378
FNMA, 5.50%, 8/1/35	13,009	14,457
FNMA, 6.00%, 8/1/35	2,529	2,849
FNMA, 4.50%, 9/1/35	816,033	882,360
FNMA, 5.50%, 9/1/35	58,847	65,978
FNMA, 5.50%, 9/1/35	1,862	2,087
FNMA, 5.50%, 9/1/35	751	841
FNMA, 5.50%, 9/1/35	14,991	16,806
FNMA, 5.50%, 9/1/35	119,463	133,945
FNMA, 5.00%, 10/1/35	25,089	28,129
FNMA, 5.50%, 10/1/35	272,053	305,035
FNMA, 6.00%, 10/1/35	34,867	39,438
FNMA, 5.50%, 11/1/35	151,617	169,965
FNMA, 6.00%, 11/1/35	30,969	35,070
FNMA, 6.50%, 11/1/35	4,881	5,537
FNMA, 6.50%, 12/1/35	19,932	22,482
FNMA, 6.50%, 4/1/36	16,283	18,639
FNMA, 6.00%, 8/1/36	29,906	33,819
FNMA, 5.00%, 10/1/36	548,016	604,056
FNMA, 5.00%, 11/1/36	360,901	398,017
FNMA, 5.50%, 1/1/37	1,052,355	1,174,716
FNMA, 5.50%, 2/1/37	332,681	369,811
FNMA, 6.00%, 5/1/37	27,980	31,517
FNMA, 6.00%, 7/1/37	6,287	7,090
FNMA, 6.50%, 8/1/37	17,250	19,268
FNMA, 6.50%, 8/1/37	540,722	588,591
FNMA, 6.50%, 8/1/37	417,000	461,391
FNMA, 5.00%, 4/1/40	2,369,664	2,618,248
FNMA, 5.00%, 6/1/40	1,764,855	1,948,496
FNMA, 4.50%, 8/1/40	2,584,895	2,793,964
FNMA, 3.50%, 1/1/41	1,904,465	1,963,014
FNMA, 4.00%, 1/1/41	6,104,771	6,511,009
FNMA, 4.50%, 1/1/41	831,758	901,073
FNMA, 4.50%, 2/1/41	1,994,444	2,155,091
FNMA, 4.00%, 5/1/41	1,467,371	1,556,831
FNMA, 5.00%, 6/1/41	1,956,787	2,160,563
FNMA, 4.50%, 7/1/41	1,495,740	1,629,382
FNMA, 4.50%, 9/1/41	3,905,417	4,226,672
FNMA, 4.50%, 9/1/41	43,286	46,864
FNMA, 4.00%, 12/1/41	2,917,619	3,106,164
FNMA, 4.00%, 1/1/42	1,261,703	1,338,624
FNMA, 4.00%, 1/1/42	55,875	59,319
FNMA, 3.50%, 5/1/42	2,820,650	2,909,346
FNMA, 3.50%, 6/1/42	1,105,674	1,141,728
FNMA, 3.50%, 9/1/42	4,047,374	4,171,804
FNMA, 3.00%, 11/1/42	1,576,592	1,574,696
FNMA, 6.50%, 8/1/47	72,284	79,332
FNMA, 6.50%, 8/1/47	95,323	104,564
FNMA, 6.50%, 9/1/47	242,720	266,361

FNMA, 6.50%, 9/1/47		10,066	11,053
FNMA, 6.50%, 9/1/47		36,373	39,931
FNMA, 6.50%, 9/1/47		52,821	58,004
FNMA, 6.50%, 9/1/47		14,122	15,498
GNMA, 9.00%, 4/20/25		1,310	1,501
GNMA, 7.50%, 10/15/25		4,783	5,343
GNMA, 6.00%, 4/15/26		746	840
GNMA, 6.00%, 4/15/26		324	365
GNMA, 7.50%, 6/15/26		2,751	2,907
GNMA, 7.00%, 12/15/27		14,645	15,191
GNMA, 7.50%, 12/15/27		17,826	20,357
GNMA, 6.00%, 5/15/28		17,241	19,407
GNMA, 6.00%, 5/15/28		51,528	58,004
GNMA, 6.50%, 5/15/28		6,578	7,491
GNMA, 7.00%, 5/15/31		38,397	44,775
GNMA, 5.50%, 11/15/32		143,057	159,621
GNMA, 6.50%, 10/15/38		2,207,580	2,494,729
GNMA, 4.00%, 1/20/41		2,415,912	2,580,576
GNMA, 4.50%, 5/20/41		2,811,682	3,066,748
GNMA, 4.50%, 6/15/41		819,475	902,097
GNMA, 4.00%, 12/15/41		1,249,685	1,334,954
GNMA, 4.00%, 6/20/42		2,206,716	2,354,914
GNMA, 3.50%, 7/20/42		983,470	1,024,444
			77,365,639
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $89,820,062)			92,783,252
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.0%
Australia — 0.1%
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	489,752
Australia Government Bond, 5.50%, 4/21/23	AUD	410,000	448,049
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	294,091
			1,231,892
Austria — 0.2%
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	680,000	1,060,037
Austria Government Bond, 3.90%, 7/15/20(3)	EUR	455,000	718,206
Austria Government Bond, 3.40%, 11/22/22(3)	EUR	255,000	403,682
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	355,000	670,602
			2,852,527
Belgium — 0.2%
Belgium Government Bond, 4.00%, 3/28/18(3)	EUR	560,000	837,164
Belgium Government Bond, 3.75%, 9/28/20(3)	EUR	310,000	486,559
Belgium Government Bond, 2.25%, 6/22/23	EUR	400,000	579,288
Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	330,000	614,762
			2,517,773
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$510,000	587,265
Canada — 0.1%
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	278,512
Canadian Government Bond, 3.75%, 6/1/19	CAD	320,000	325,421

Canadian Government Bond, 5.75%, 6/1/33	CAD	415,000	572,133
Province of British Columbia, 3.25%, 12/18/21	CAD	265,000	260,333
Province of Ontario Canada, 1.00%, 7/22/16		$150,000	151,043
Province of Ontario Canada, 4.40%, 6/2/19	CAD	430,000	439,882
			2,027,324
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	240,580
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	313,345
Czech†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	3,000,000	182,110
Denmark — 0.2%
Denmark Government Bond, 4.00%, 11/15/17	DKK	6,000,000	1,190,618
Denmark Government Bond, 4.00%, 11/15/19	DKK	1,030,000	216,486
Denmark Government Bond, 7.00%, 11/10/24	DKK	2,350,000	661,464
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,515,000	686,112
			2,754,680
Finland — 0.2%
Finland Government Bond, 3.125%, 9/15/14(3)	EUR	480,000	631,325
Finland Government Bond, 3.875%, 9/15/17(3)	EUR	460,000	674,261
Finland Government Bond, 4.375%, 7/4/19(3)	EUR	396,000	622,446
Finland Government Bond, 1.625%, 9/15/22(3)	EUR	305,000	426,710
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	335,000	566,919
Finland Government Bond, 2.625%, 7/4/42(3)	EUR	120,000	187,494
			3,109,155
France — 0.2%
France Government Bond OAT, 3.25%, 10/25/21	EUR	370,000	573,626
France Government Bond OAT, 5.50%, 4/25/29	EUR	160,000	314,363
France Government Bond OAT, 3.25%, 5/25/45	EUR	260,000	418,210
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	915,000	1,242,362
			2,548,561
Germany — 0.2%
Bundesobligation, 2.00%, 2/26/16	EUR	830,000	1,123,174
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	35,000	53,227
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	715,000	1,016,290
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	245,000	487,456
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	230,000	356,287
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	830,669	1,139,992
			4,176,426
Italy†
Italy Government International Bond, 6.875%, 9/27/23		$150,000	193,643
Japan — 0.7%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	347,000,000	3,358,581
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	212,050,000	2,056,851
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	265,600,000	2,682,955
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	126,450,000	1,430,902
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	96,200,000	1,011,915
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	185,100,000	2,072,379
			12,613,583

Mexico — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17		$70,000	77,525
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	821,825
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	398,125
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	188,250
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$270,000	284,580
			1,770,305
Netherlands — 0.1%
Netherlands Government Bond, 1.25%, 1/15/18(3)	EUR	200,000	273,171
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	625,000	968,086
Netherlands Government Bond, 2.25%, 7/15/22(3)	EUR	90,000	131,690
Netherlands Government Bond, 3.75%, 1/15/42(3)	EUR	265,000	500,625
			1,873,572
New Zealand†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	265,000	231,284
Norway — 0.1%
Norway Government Bond, 4.25%, 5/19/17	NOK	1,000,000	173,210
Norway Government Bond, 3.75%, 5/25/21	NOK	8,640,000	1,553,526
			1,726,736
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	130,000
Peruvian Government International Bond, 5.625%, 11/18/50		$160,000	189,600
			319,600
Philippines†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	321,750
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	130,250
			452,000
Poland†
Poland Government International Bond, 5.125%, 4/21/21		$250,000	283,597
Singapore†
Singapore Government Bond, 2.375%, 4/1/17	SGD	280,000	234,918
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	104,047
			338,965
South Korea†
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	253,644
Korea Development Bank (The), 3.25%, 3/9/16		$160,000	165,493
Korea Development Bank (The), 4.00%, 9/9/16		$160,000	169,146
			588,283
Sweden†
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,590,000	264,814
Sweden Government Bond, 3.50%, 6/1/22	SEK	1,445,000	243,639
			508,453
Switzerland†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	194,975
Switzerland Government Bond, 2.50%, 3/8/36	CHF	100,000	139,635
			334,610
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	187,800

United Kingdom — 0.6%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	665,000	1,104,763
United Kingdom Gilt, 4.00%, 9/7/16	GBP	1,145,000	2,021,003
United Kingdom Gilt, 4.50%, 3/7/19	GBP	920,000	1,721,042
United Kingdom Gilt, 8.00%, 6/7/21	GBP	71,000	163,186
United Kingdom Gilt, 3.75%, 9/7/21	GBP	545,000	1,009,775
United Kingdom Gilt, 6.00%, 12/7/28	GBP	500,000	1,167,754
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	361,562
United Kingdom Gilt, 4.25%, 3/7/36	GBP	875,000	1,775,750
United Kingdom Gilt, 4.50%, 12/7/42	GBP	240,000	520,335
United Kingdom Gilt, 4.25%, 12/7/55	GBP	485,000	1,067,600
			10,912,770
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	73,600
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $53,374,050)			54,950,439
MUNICIPAL SECURITIES — 2.1%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		120,000	171,700
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.04%, 9/2/14		500,000	500,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		120,000	166,595
California GO, (Building Bonds), 7.55%, 4/1/39		60,000	90,940
California GO, (Building Bonds), 7.30%, 10/1/39		160,000	232,112
California GO, (Building Bonds), 7.60%, 11/1/40		145,000	222,662
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.10%, 9/3/14 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12-4/7/14, Cost $4,300,000)(5)		4,300,000	4,300,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.06%, 9/2/14 (LOC: Bank of America N.A.)		780,000	780,000
District of Columbia Water & Sewer Auth. Rev., (Senior Lein), VRDN 0.05%, 9/4/14 (SBBPA: TD Bank N.A.)		1,000,000	1,000,000
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.07%, 9/3/14 (LOC: East West Bank)(LIQ FAC: FHLMC)(SBBPA: FHLB)		485,000	485,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		230,000	228,861
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.08%, 9/4/14		4,000,000	4,000,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		120,000	163,360
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		130,000	164,377
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40		185,000	255,030
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		100,000	139,418
Metropolitan Water District of Southern California Rev., Series 2011 A3, VRDN, 0.07%, 9/4/14		2,300,000	2,299,931
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		180,000	267,773
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		140,000	201,738
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37		75,000	99,322
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34		200,000	228,906
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.15%, 9/3/14 (LOC: FNMA)		2,190,000	2,190,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		130,000	164,658
Pittsburg Redevelopment Agency Tax Allocation Rev., Series 2004 A, (Los Medanos Community), VRDN, 0.04%, 9/2/14 (LOC: State Street Bank & Trust Co. and California State Teacher's Retirement System)		2,500,000	2,500,000
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		330,000	348,104
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39		700,000	540,274
Riverside County Industrial Development Authority Rev. (Cal-Mold, Inc.), VRDN, 0.08%, 9/3/14 (LOC: Bank of the West)		1,740,000	1,740,000

Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	280,000	352,259
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	211,021
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	200,760
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	135,000	173,575
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	237,582
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.12%, 9/4/14 (LOC: Bank of America N.A.)	3,900,000	3,900,000
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.10%, 9/4/14 (LIQ FAC: FHLMC) (Acquired 11/7/11, Cost $3,400,000)(5)	3,400,000	3,400,000
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.05%, 9/2/14 (LOC: Barclays Bank plc)	2,915,000	2,915,000
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.06%, 9/4/14 (LOC: JPMorgan Chase Bank N.A.)	3,765,000	3,765,000
TOTAL MUNICIPAL SECURITIES (Cost $37,745,423)		38,635,958
COMMERCIAL PAPER(6) — 2.0%
Bank of Nova Scotia, 0.17%, 12/3/14	3,700,000	3,698,698
BNP Paribas Finance, Inc., 0.18%, 10/6/14	3,700,000	3,699,449
Catholic Health Initiatives, 0.15%, 9/9/14	4,100,000	4,099,906
Charta LLC, 0.18%, 11/10/14(3)	3,700,000	3,698,614
CRC Funding LLC, 0.15%, 9/10/14(3)	3,700,000	3,699,841
Crown Point Capital Co., 0.18%, 10/3/14(3)	3,700,000	3,699,414
Govco LLC, 0.18%, 11/12/14(3)	3,700,000	3,698,574
Lexington Parker Capital, 0.18%, 9/9/14(3)	3,500,000	3,499,850
Thunder Bay Funding LLC, 0.15%, 10/6/14	3,050,000	3,049,404
Toyota Motor Credit Corp., 0.18%, 12/11/14	3,700,000	3,698,675
TOTAL COMMERCIAL PAPER (Cost $36,541,780)		36,542,425
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	91,902	96,919
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.52%, 9/1/14	149,992	151,023
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	893,465	707,977
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 9/1/14	238,131	241,540
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	99,126	101,822
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.67%, 9/1/14	471,359	473,242
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	275,919	289,829
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 9/1/14	277,478	277,541
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 9/1/14	318,842	317,104
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.23%, 9/1/14	457,180	457,699
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 9/1/14	173,252	170,808
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.08%, 9/1/14	281,793	283,360
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 9/1/14	398,872	399,575
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.60%, 9/1/14	489,997	492,303
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 9/1/14	446,529	451,410
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 9/1/14	297,276	302,460
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.56%, 9/1/14	210,557	213,121
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.64%, 9/1/14	479,858	495,680
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/14(3)	266,217	263,924
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 9/1/14	611,216	626,061

MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	154,183	162,425
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.13%, 9/25/14	319,769	318,408
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 9/1/14	351,184	346,969
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.59%, 9/1/14	160,005	162,030
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/14	175,241	177,165
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 9/1/14(3)	539,288	563,875
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 9/1/14	325,345	327,750
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.90%, 9/25/14	127,180	124,715
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	242,016	260,140
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 9/1/14	281,088	288,902
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 9/1/14	577,741	590,176
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	317,206	326,702
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	450,352	463,652
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	63,715	65,281
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	677,225	714,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 9/1/14	908,430	928,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 9/1/14	473,651	479,766
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 9/1/14	131,801	135,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 9/1/14	472,979	479,894
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 9/1/14	151,766	155,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.07%, 9/1/14	598,156	614,141
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	389,659	413,780
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	202,124	206,436
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	242,354	251,866
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	168,994	175,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	48,924	49,630
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.12%, 9/1/14	187,703	189,395
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	322,404	340,888
		16,127,402
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	985,637	1,069,505
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,800,000	1,800,371
		2,869,876
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $18,947,325)		18,997,278
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 9/1/14	478,646	492,997
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/14	425,000	444,455
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	1,325,000	1,321,091
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 9/15/14(3)	775,000	775,264
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	1,000,000	998,647
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 9/15/14(3)	950,000	951,528
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	700,000	756,297
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 9/1/14	430,164	432,304
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 9/1/14	250,000	252,322
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	699,366	710,987
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,030,969	1,042,678
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	1,250,000	1,299,044

Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/14(3)	1,100,000	1,105,987
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	296,733
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	475,000	515,989
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	80,784	83,191
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 9/11/14	200,000	201,531
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 9/11/14	600,000	620,174
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 9/11/14	725,000	759,327
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	500,000	494,544
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	966,552	969,345
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 9/13/14(3)	700,000	707,758
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 4.08%, 9/1/14(3)	300,000	312,532
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	411,944	411,576
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,828,187)		15,956,301
ASSET-BACKED SECURITIES(4) — 0.6%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(3)	55,696	60,291
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(3)	700,000	707,900
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	112,265	119,446
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	350,000	352,117
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 9/8/14(3)	975,000	974,091
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	1,075,000	1,074,923
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.52%, 9/15/14	800,000	801,246
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	475,000	475,249
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.33%, 9/15/14	1,312,500	1,312,616
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.56%, 9/11/14(3)	1,100,000	1,100,827
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	264,709	268,276
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	883,183	882,495
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	1,400,000	1,400,477
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	700,000	701,570
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	570,000	579,719
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	88,581	96,996
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	150,000	152,625
TOTAL ASSET-BACKED SECURITIES (Cost $11,029,883)		11,060,864
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth Index Fund	5,525	515,206
iShares Russell 2000 Value Index Fund	1,825	183,504
iShares Russell Midcap Value Index Fund	48,857	3,567,050
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,885,718)		4,265,760
CONVERTIBLE PREFERRED STOCKS†
Household Durables†
Beazer Homes USA, Inc., 7.50%, 7/15/15	2,238	66,111
Tobacco†
Universal Corp., 6.75%	30	36,251
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $91,965)		102,362
PREFERRED STOCKS†
Consumer Finance†
Ally Financial, Inc., 7.00%(3) (Cost $70,945)	77	77,801

TEMPORARY CASH INVESTMENTS — 1.4%
SSgA U.S. Government Money Market Fund, Class N (Cost $26,316,538)	26,316,538	26,316,538
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,536,804,529)		1,855,708,240
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,988,119)
TOTAL NET ASSETS — 100.0%		$1,849,720,121

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	396,866	USD	364,806	Barclays Bank plc	9/4/14	5,822
AUD	35,000	USD	32,519	Barclays Bank plc	9/4/14	167
AUD	120,000	USD	112,476	Barclays Bank plc	9/4/14	(410)
AUD	50,000	USD	46,698	Deutsche Bank	9/4/14	(4)
AUD	382,773	USD	354,327	Barclays Bank plc	11/21/14	1,193
USD	224,648	AUD	240,000	Barclays Bank plc	9/4/14	516
USD	356,261	AUD	382,773	Barclays Bank plc	9/4/14	(1,205)
CAD	75,477	USD	69,034	Barclays Bank plc	9/4/14	379
CAD	38,240	USD	35,000	Barclays Bank plc	9/4/14	168
CAD	290,140	USD	265,000	Deutsche Bank	9/4/14	1,832
CAD	85,945	USD	80,000	Westpac Group	9/4/14	(959)
CAD	123,653	USD	115,000	Westpac Group	9/4/14	(1,281)
CAD	276,805	USD	252,262	UBS AG	11/21/14	1,844
USD	185,000	CAD	201,811	JPMorgan Chase Bank N.A.	9/4/14	(599)
USD	125,000	CAD	137,088	JPMorgan Chase Bank N.A.	9/4/14	(1,075)
USD	252,718	CAD	276,805	UBS AG	9/4/14	(1,850)
USD	2,816,180	CAD	3,094,841	JPMorgan Chase Bank N.A.	9/30/14	(28,343)
USD	2,599,886	CAD	2,857,144	JPMorgan Chase Bank N.A.	9/30/14	(26,166)
USD	1,443,034	CAD	1,585,822	JPMorgan Chase Bank N.A.	9/30/14	(14,523)
CHF	35,561	USD	40,000	Deutsche Bank	9/4/14	(1,264)
CHF	40,597	USD	45,000	Deutsche Bank	9/4/14	(779)
CHF	31,449	USD	35,000	JPMorgan Chase Bank N.A.	9/4/14	(743)
CHF	176,304	USD	192,724	Westpac Group	9/4/14	(681)
USD	90,797	CHF	81,263	Barclays Bank plc	9/4/14	2,279
USD	30,000	CHF	26,902	Deutsche Bank	9/4/14	696
USD	35,000	CHF	31,151	JPMorgan Chase Bank N.A.	9/4/14	1,068
USD	45,000	CHF	40,405	JPMorgan Chase Bank N.A.	9/4/14	988
USD	40,000	CHF	36,068	JPMorgan Chase Bank N.A.	9/4/14	713
USD	75,000	CHF	68,124	JPMorgan Chase Bank N.A.	9/4/14	795
USD	192,867	CHF	176,304	Westpac Group	11/21/14	665
CLP	47,068,750	USD	85,000	Barclays Bank plc	9/4/14	(4,790)
CLP	18,716,871	USD	33,603	Barclays Bank plc	9/4/14	(1,707)
CLP	77,938,000	USD	140,000	Barclays Bank plc	9/4/14	(7,185)
CLP	15,937,654	USD	26,851	Barclays Bank plc	11/21/14	122
USD	60,000	CLP	33,942,000	Barclays Bank plc	9/4/14	2,159
USD	162,416	CLP	93,843,965	Barclays Bank plc	9/4/14	2,496
USD	27,024	CLP	15,937,658	Barclays Bank plc	9/4/14	(135)
CZK	1,004,401	USD	50,000	Barclays Bank plc	9/4/14	(2,417)

CZK	2,318,845	USD	115,000	Barclays Bank plc	9/4/14	(5,145)
CZK	1,636,736	USD	77,833	Barclays Bank plc	11/21/14	(234)
USD	77,779	CZK	1,636,736	Barclays Bank plc	9/4/14	239
USD	33,324	CZK	671,417	Deutsche Bank	9/4/14	1,516
USD	50,405	CZK	1,015,092	Deutsche Bank	9/4/14	2,315
USD	150,000	CZK	3,163,838	UBS AG	11/21/14	—
DKK	215,089	USD	39,204	JPMorgan Chase Bank N.A.	9/4/14	(1,262)
DKK	219,549	USD	38,790	Westpac Group	9/4/14	(61)
USD	79,376	DKK	434,637	JPMorgan Chase Bank N.A.	9/4/14	2,705
USD	38,811	DKK	219,549	Westpac Group	11/21/14	61
EUR	35,000	USD	47,600	Deutsche Bank	9/4/14	(1,612)
EUR	45,000	USD	60,052	JPMorgan Chase Bank N.A.	9/4/14	(924)
EUR	100,000	USD	134,213	JPMorgan Chase Bank N.A.	9/4/14	(2,817)
EUR	30,000	USD	41,083	UBS AG	9/4/14	(1,664)
EUR	143,397	USD	195,358	UBS AG	9/4/14	(6,941)
EUR	35,894	USD	47,287	Westpac Group	9/4/14	(124)
EUR	310,000	USD	408,238	Barclays Bank plc	11/21/14	(698)
USD	36,168	EUR	26,422	Barclays Bank plc	9/4/14	1,451
USD	129,765	EUR	95,000	Barclays Bank plc	9/4/14	4,939
USD	33,415	EUR	25,000	Barclays Bank plc	9/4/14	566
USD	40,848	EUR	30,000	JPMorgan Chase Bank N.A.	9/4/14	1,430
USD	67,055	EUR	50,000	JPMorgan Chase Bank N.A.	9/4/14	1,357
USD	66,910	EUR	50,000	JPMorgan Chase Bank N.A.	9/4/14	1,212
USD	382,388	EUR	285,000	JPMorgan Chase Bank N.A.	9/4/14	7,910
USD	1,633,713	EUR	1,238,159	UBS AG	9/30/14	6,590
USD	1,385,296	EUR	1,049,888	UBS AG	9/30/14	5,588
USD	47,308	EUR	35,894	Westpac Group	11/21/14	120
GBP	45,000	USD	75,520	Deutsche Bank	9/4/14	(814)
GBP	628,596	USD	1,041,201	Deutsche Bank	9/4/14	2,354
GBP	35,000	USD	60,000	Deutsche Bank	9/4/14	(1,895)
GBP	105,000	USD	176,680	Deutsche Bank	9/4/14	(2,365)
GBP	40,000	USD	68,129	Deutsche Bank	9/4/14	(1,723)
GBP	35,000	USD	60,020	JPMorgan Chase Bank N.A.	9/4/14	(1,915)
GBP	25,000	USD	42,191	JPMorgan Chase Bank N.A.	9/4/14	(688)
GBP	30,000	USD	50,402	UBS AG	9/4/14	(598)
USD	191,080	GBP	115,000	Barclays Bank plc	9/4/14	164
USD	240,691	GBP	145,000	Barclays Bank plc	9/4/14	(29)
USD	759,122	GBP	453,596	Deutsche Bank	9/4/14	6,091
USD	59,495	GBP	35,000	Deutsche Bank	9/4/14	1,391
USD	226,575	GBP	135,000	JPMorgan Chase Bank N.A.	9/4/14	2,456
USD	50,893	GBP	30,000	JPMorgan Chase Bank N.A.	9/4/14	1,089
USD	50,811	GBP	30,000	UBS AG	9/4/14	1,007
USD	722,182	GBP	435,705	Credit Suisse AG	9/30/14	(1,001)
USD	1,040,512	GBP	628,596	Deutsche Bank	11/21/14	(2,361)
USD	174,104	GBP	105,000	Deutsche Bank	11/21/14	(96)
HKD	309,000	USD	39,858	Barclays Bank plc	9/4/14	12
HKD	309,000	USD	39,872	Westpac Group	11/21/14	1
USD	39,867	HKD	309,000	Westpac Group	9/4/14	(4)
JPY	37,951,997	USD	369,751	Barclays Bank plc	9/4/14	(4,983)

JPY	3,084,168	USD	30,000	JPMorgan Chase Bank N.A.	9/4/14	(357)
JPY	5,627,094	USD	55,000	JPMorgan Chase Bank N.A.	9/4/14	(916)
JPY	4,555,427	USD	45,000	JPMorgan Chase Bank N.A.	9/4/14	(1,216)
JPY	19,238,260	USD	190,000	JPMorgan Chase Bank N.A.	9/4/14	(5,095)
JPY	3,579,993	USD	35,000	JPMorgan Chase Bank N.A.	9/4/14	(592)
JPY	13,367,821	USD	128,493	Barclays Bank plc	11/21/14	62
USD	130,000	JPY	13,211,341	Barclays Bank plc	9/4/14	3,022
USD	40,000	JPY	4,072,228	Barclays Bank plc	9/4/14	861
USD	155,000	JPY	16,051,800	Barclays Bank plc	9/4/14	721
USD	128,420	JPY	13,367,821	Barclays Bank plc	9/4/14	(62)
USD	45,000	JPY	4,578,063	Deutsche Bank	9/4/14	999
USD	240,000	JPY	24,684,960	JPMorgan Chase Bank N.A.	9/4/14	2,745
USD	30,000	JPY	3,084,570	JPMorgan Chase Bank N.A.	9/4/14	353
KRW	2,825,897,592	USD	2,749,195	Westpac Group	9/4/14	37,591
KRW	36,200,500	USD	35,000	Westpac Group	9/4/14	699
KRW	56,303,500	USD	55,000	Westpac Group	9/4/14	524
KRW	2,581,156,596	USD	2,537,511	Westpac Group	11/21/14	(2,841)
USD	90,000	KRW	91,125,000	Westpac Group	9/4/14	136
USD	240,000	KRW	246,120,000	Westpac Group	9/4/14	(2,714)
USD	2,544,792	KRW	2,581,156,591	Westpac Group	9/4/14	(641)
USD	40,000	KRW	40,760,000	Westpac Group	11/21/14	(26)
NOK	1,790,047	USD	290,000	Barclays Bank plc	9/4/14	(1,197)
NOK	7,815,860	USD	1,265,918	Deutsche Bank	9/4/14	(4,922)
USD	155,000	NOK	932,713	Deutsche Bank	9/4/14	4,518
USD	90,000	NOK	557,502	Deutsche Bank	9/4/14	54
USD	1,235,212	NOK	7,436,215	JPMorgan Chase Bank N.A.	9/4/14	35,467
USD	110,000	NOK	679,478	JPMorgan Chase Bank N.A.	9/4/14	374
USD	88,820	NOK	549,194	UBS AG	9/30/14	294
USD	4,352	NOK	26,921	UBS AG	9/30/14	12
USD	1,262,183	NOK	7,815,860	Deutsche Bank	11/21/14	4,754
NZD	35,000	USD	30,465	Barclays Bank plc	9/4/14	(1,193)
NZD	45,000	USD	38,651	Barclays Bank plc	9/4/14	(1,014)
NZD	151,810	USD	126,700	HSBC Holdings plc	9/4/14	269
NZD	45,000	USD	39,428	JPMorgan Chase Bank N.A.	9/4/14	(1,792)
NZD	50,000	USD	41,544	UBS AG	11/21/14	(41)
USD	39,001	NZD	45,000	Deutsche Bank	9/4/14	1,365
USD	34,558	NZD	40,000	Deutsche Bank	9/4/14	1,104
USD	43,599	NZD	50,000	JPMorgan Chase Bank N.A.	9/4/14	1,781
USD	88,893	NZD	105,000	JPMorgan Chase Bank N.A.	9/4/14	1,074
USD	30,627	NZD	36,810	Westpac Group	9/4/14	(160)
SEK	824,703	USD	123,305	Barclays Bank plc	9/4/14	(5,309)
SEK	453,303	USD	65,176	Deutsche Bank	9/4/14	(319)
USD	89,609	SEK	602,829	Barclays Bank plc	9/4/14	3,358
USD	45,000	SEK	305,163	Barclays Bank plc	9/4/14	1,338
USD	55,000	SEK	370,014	UBS AG	9/4/14	2,060
USD	65,158	SEK	453,303	Deutsche Bank	11/21/14	312
SGD	266,872	USD	215,000	Barclays Bank plc	9/4/14	(1,340)
SGD	219,573	USD	174,637	HSBC Holdings plc	9/4/14	1,155
SGD	284,815	USD	227,797	UBS AG	11/21/14	222

USD	227,790	SGD	284,815	UBS AG	9/4/14	(235)
USD	162,416	SGD	203,504	Westpac Group	9/4/14	(511)
TWD	6,894,250	USD	230,000	Westpac Group	9/4/14	664
TWD	7,703,934	USD	258,002	Westpac Group	9/4/14	(248)
TWD	4,321,000	USD	145,000	Westpac Group	11/21/14	(24)
USD	295,572	TWD	8,884,884	Westpac Group	9/4/14	(1,694)
USD	190,000	TWD	5,713,300	Westpac Group	9/4/14	(1,152)
USD	258,521	TWD	7,703,934	Westpac Group	11/21/14	43
						12,716

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $64,467,229, which represented 3.5% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,700,000, which represented 0.4% of total net assets.

(6)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	971,769,188	245,652,098	—
U.S. Treasury Securities	—	192,401,623	—
Corporate Bonds	—	146,196,353	—
U.S. Government Agency Mortgage-Backed Securities	—	92,783,252	—
Sovereign Governments and Agencies	—	54,950,439	—
Municipal Securities	—	38,635,958	—
Commercial Paper	—	36,542,425	—
Collateralized Mortgage Obligations	—	18,997,278	—
Commercial Mortgage-Backed Securities	—	15,956,301	—
Asset-Backed Securities	—	11,060,864	—
Exchange-Traded Funds	4,265,760	—	—
Convertible Preferred Stocks	—	102,362	—
Preferred Stocks	—	77,801	—
Temporary Cash Investments	26,316,538	—	—
	1,002,351,486	853,356,754	—

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	184,397	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(171,681)	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,556,826,184
Gross tax appreciation of investments	$309,659,500
Gross tax depreciation of investments	(10,777,444)
Net tax appreciation (depreciation) of investments	$298,882,056

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Allocation: Aggressive Fund
August 31, 2014

Strategic Allocation: Aggressive - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 80.3%
Aerospace and Defense — 2.6%
AAR Corp.	608	16,841
Alliant Techsystems, Inc.	3,703	466,578
American Science & Engineering, Inc.	1,965	113,773
B/E Aerospace, Inc.(1)	19,704	1,669,717
BAE Systems plc	62,728	463,518
Boeing Co. (The)	36,923	4,681,836
Esterline Technologies Corp.(1)	10,855	1,272,532
Exelis, Inc.	22,835	392,534
General Dynamics Corp.	6,790	836,867
Honeywell International, Inc.	72,821	6,934,744
KEYW Holding Corp. (The)(1)	984	11,641
L-3 Communications Holdings, Inc.	2,339	257,173
Lockheed Martin Corp.	10,206	1,775,844
Northrop Grumman Corp.	9,835	1,251,209
Precision Castparts Corp.	8,863	2,163,104
Raytheon Co.	27,246	2,624,880
Rockwell Collins, Inc.	3,216	247,568
Rolls-Royce Holdings plc	46,663	790,944
Textron, Inc.	22,698	862,524
United Technologies Corp.	15,090	1,629,418
Zodiac Aerospace	40,500	1,321,062
		29,784,307
Air Freight and Logistics — 0.2%
Sinotrans Ltd., H Shares	1,087,000	732,142
United Parcel Service, Inc., Class B	19,208	1,869,515
		2,601,657
Airlines — 0.6%
Alaska Air Group, Inc.	28,897	1,339,087
American Airlines Group, Inc.	19,778	769,562
International Consolidated Airlines Group SA(1)	192,460	1,154,080
JetBlue Airways Corp.(1)	580	7,093
Southwest Airlines Co.	59,253	1,896,689
Spirit Airlines, Inc.(1)	32,642	2,297,670
		7,464,181
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.(1)	5,764	104,328
BorgWarner, Inc.	97,219	6,046,050
Continental AG	6,507	1,389,354
Cooper Tire & Rubber Co.	654	20,163
Dana Holding Corp.	1,356	31,500
Delphi Automotive plc	16,115	1,121,282
Goodyear Tire & Rubber Co. (The)	2,962	76,923
Magna International, Inc.	12,157	1,379,455

Stoneridge, Inc.(1)	241	3,003
Superior Industries International, Inc.	2,499	48,605
Tower International, Inc.(1)	1,640	54,989
Valeo SA	10,610	1,282,155
		11,557,807
Automobiles — 1.2%
Brilliance China Automotive Holdings Ltd.	466,000	863,447
Daimler AG	15,970	1,306,030
Ford Motor Co.	83,680	1,456,869
Fuji Heavy Industries Ltd.	64,300	1,826,504
Great Wall Motor Co. Ltd., H Shares	120,500	511,539
Harley-Davidson, Inc.	35,539	2,258,859
Hyundai Motor Co.	5,170	1,188,037
Suzuki Motor Corp.	45,300	1,472,049
Tata Motors Ltd.	119,308	1,035,946
Tata Motors Ltd. ADR	20,504	988,088
Tesla Motors, Inc.(1)	3,429	924,801
		13,832,169
Banks — 5.3%
Alior Bank SA(1)	18,180	432,569
Alpha Bank AE(1)	606,610	530,839
Bank of America Corp.	160,926	2,589,299
Bank of Hawaii Corp.	5,186	301,047
Bank of Ireland(1)	3,563,773	1,418,834
Bankia SA(1)	1,004,730	1,943,283
BankUnited, Inc.	5,681	179,235
Barclays plc	151,760	565,489
BB&T Corp.	7,482	279,303
BOK Financial Corp.	4,360	293,777
Capitec Bank Holdings Ltd.	18,460	366,993
Cathay General Bancorp.	4,698	122,336
Central Pacific Financial Corp.	2,113	37,146
Citigroup, Inc.	35,056	1,810,642
Comerica, Inc.	5,170	260,258
Commerce Bancshares, Inc.	16,653	768,203
Commercial International Bank Egypt S.A.E.	151,460	995,081
Commonwealth Bank of Australia	19,147	1,454,192
Credicorp Ltd.	7,394	1,146,588
Cullen/Frost Bankers, Inc.	5,696	447,706
Eagle Bancorp, Inc.(1)	2,044	68,535
East West Bancorp, Inc.	35,321	1,230,584
F.N.B. Corp.	4,614	57,029
First Horizon National Corp.	4,234	51,485
First Interstate Bancsystem, Inc.	2,105	55,825
First NBC Bank Holding Co.(1)	1,684	54,073
FirstMerit Corp.	3,332	57,427
Fulton Financial Corp.	4,881	56,302
Grupo Financiero Banorte SAB de CV	134,180	945,958
HDFC Bank Ltd.	70,857	987,663

Heritage Financial Corp.	1,725	28,221
Home Bancshares, Inc.	6,508	193,613
IBERIABANK Corp.	1,311	85,543
ICICI Bank Ltd. ADR	31,080	1,662,780
Industrial & Commercial Bank of China Ltd., H Shares	1,733,770	1,149,874
ING Groep NV CVA(1)	121,100	1,665,184
Intesa Sanpaolo SpA	196,550	584,693
Itau Unibanco Holding SA ADR	164,240	2,956,320
JPMorgan Chase & Co.	91,974	5,467,854
Kasikornbank PCL NVDR	96,300	678,381
KBC Groep NV(1)	9,790	557,957
KeyCorp	50,760	690,844
Lakeland Financial Corp.	1,002	39,018
Lloyds Banking Group plc(1)	1,142,896	1,447,131
M&T Bank Corp.	6,220	768,979
MB Financial, Inc.	1,445	40,879
Mitsubishi UFJ Financial Group, Inc.	116,000	666,934
National Bankshares, Inc.	226	6,563
OFG Bancorp	4,112	65,381
Park Sterling Corp.	4,908	33,522
PNC Financial Services Group, Inc. (The)	24,302	2,059,594
Popular, Inc.(1)	1,209	37,431
PrivateBancorp, Inc.	2,914	85,992
Prosperity Bancshares, Inc.	453	27,361
PT Bank Mandiri (Persero) Tbk	1,140,300	1,011,380
PT Bank Rakyat Indonesia (Persero) Tbk	809,400	764,597
Renasant Corp.	1,387	40,126
Royal Bank of Scotland Group plc(1)	293,970	1,770,589
ServisFirst Bancshares, Inc.	2,347	70,809
Signature Bank(1)	11,786	1,396,170
Skandinaviska Enskilda Banken AB, A Shares	140,040	1,828,329
Southside Bancshares, Inc.	2,451	84,192
SunTrust Banks, Inc.	98,938	3,767,559
SVB Financial Group(1)	16,687	1,857,597
TCF Financial Corp.	2,342	37,004
Texas Capital Bancshares, Inc.(1)	2,157	116,435
Turkiye Halk Bankasi AS	63,610	466,444
U.S. Bancorp	43,850	1,853,978
UniCredit SpA	207,230	1,603,787
Valley National Bancorp	11,874	118,740
ViewPoint Financial Group, Inc.	948	24,695
Wells Fargo & Co.	78,415	4,033,668
Westamerica Bancorp.	9,649	466,722
		61,820,571
Beverages — 1.4%
Anheuser-Busch InBev NV	17,078	1,897,271
Boston Beer Co., Inc., Class A(1)	146	32,263
Brown-Forman Corp., Class B	28,063	2,600,317
Coca-Cola Co. (The)	3,149	131,376

Constellation Brands, Inc., Class A(1)	42,630	3,712,647
Dr Pepper Snapple Group, Inc.	24,242	1,525,307
PepsiCo, Inc.	71,359	6,599,994
		16,499,175
Biotechnology — 2.0%
ACADIA Pharmaceuticals, Inc.(1)	1,869	44,819
Acorda Therapeutics, Inc.(1)	1,047	34,111
Aegerion Pharmaceuticals, Inc.(1)	790	24,135
Alexion Pharmaceuticals, Inc.(1)	27,358	4,631,436
Amgen, Inc.	23,246	3,240,028
Arena Pharmaceuticals, Inc.(1)	5,688	23,435
ARIAD Pharmaceuticals, Inc.(1)	4,586	28,525
Biogen Idec, Inc.(1)	12,523	4,295,890
BioMarin Pharmaceutical, Inc.(1)	14,693	1,046,435
Celgene Corp.(1)	3,994	379,510
Celldex Therapeutics, Inc.(1)	1,975	31,422
Cepheid, Inc.(1)	1,413	56,562
Clovis Oncology, Inc.(1)	675	32,103
CSL Ltd.	28,372	1,957,410
Dyax Corp.(1)	3,671	37,481
Exact Sciences Corp.(1)	2,141	44,640
Exelixis, Inc.(1)	3,286	13,604
Gilead Sciences, Inc.(1)	28,986	3,118,314
Halozyme Therapeutics, Inc.(1)	2,884	27,398
ImmunoGen, Inc.(1)	2,504	29,597
Incyte Corp.(1)	11,107	601,999
InterMune, Inc.(1)	881	64,709
Ironwood Pharmaceuticals, Inc.(1)	2,703	34,977
Isis Pharmaceuticals, Inc.(1)	2,321	94,604
Keryx Biopharmaceuticals, Inc.(1)	2,251	40,946
MannKind Corp.(1)	5,034	37,101
Momenta Pharmaceuticals, Inc.(1)	916	10,800
Naturalendo Tech Co. Ltd.(1)	17,662	836,112
Neurocrine Biosciences, Inc.(1)	2,054	33,501
NPS Pharmaceuticals, Inc.(1)	2,077	62,684
Opko Health, Inc.(1)	4,571	40,682
Orexigen Therapeutics, Inc.(1)	1,882	10,727
PDL BioPharma, Inc.	3,744	37,777
Portola Pharmaceuticals, Inc.(1)	1,023	28,531
Puma Biotechnology, Inc.(1)	381	99,254
Raptor Pharmaceutical Corp.(1)	1,119	12,331
Receptos, Inc.(1)	295	15,089
Regeneron Pharmaceuticals, Inc.(1)	2,820	988,466
Sangamo Biosciences, Inc.(1)	1,923	27,499
Sarepta Therapeutics, Inc.(1)	1,090	24,994
Sunesis Pharmaceuticals, Inc.(1)	717	5,370
Synageva BioPharma Corp.(1)	481	34,714
United Therapeutics Corp.(1)	8,039	947,235
		23,186,957

Building Products — 0.7%
American Woodmark Corp.(1)	1,126	44,162
Apogee Enterprises, Inc.	3,582	130,779
Cie de St-Gobain	22,700	1,152,204
Continental Building Products, Inc.(1)	3,663	58,571
Daikin Industries Ltd.	33,500	2,308,568
Fortune Brands Home & Security, Inc.	35,522	1,534,906
Insteel Industries, Inc.	2,550	59,874
Lennox International, Inc.	20,879	1,748,825
Masco Corp.	26,570	623,598
NCI Building Systems, Inc.(1)	7,716	154,011
Nortek, Inc.(1)	150	12,498
		7,827,996
Capital Markets — 1.8%
Affiliated Managers Group, Inc.(1)	15,676	3,309,987
Ameriprise Financial, Inc.	9,040	1,136,870
Ares Management LP	4,178	74,703
BlackRock, Inc.	2,050	677,587
Evercore Partners, Inc., Class A	2,176	111,477
Franklin Resources, Inc.	53,694	3,034,785
Goldman Sachs Group, Inc. (The)	6,410	1,148,095
HFF, Inc., Class A	2,496	74,880
Invesco Ltd.	94,749	3,869,549
KKR & Co. LP	36,629	860,415
LPL Financial Holdings, Inc.	8,782	427,596
Manning & Napier, Inc.	2,027	37,641
Morgan Stanley	21,400	734,234
Northern Trust Corp.	23,526	1,631,528
State Street Corp.	15,846	1,141,387
Stifel Financial Corp.(1)	1,089	52,141
T. Rowe Price Group, Inc.	5,817	471,148
UBS AG	66,558	1,193,339
Waddell & Reed Financial, Inc., Class A	17,040	928,680
		20,916,042
Chemicals — 2.0%
Akzo Nobel NV	20,636	1,458,498
Albemarle Corp.	3,318	210,959
Ashland, Inc.	11,960	1,282,351
BASF SE	10,010	1,029,720
Cabot Corp.	9,078	497,293
Chemtura Corp.(1)	3,300	81,477
Dow Chemical Co. (The)	59,626	3,192,972
Eastman Chemical Co.	15,348	1,265,750
Flotek Industries, Inc.(1)	3,274	91,017
FMC Corp.	19,162	1,267,375
Givaudan SA	500	830,020
Hawkins, Inc.	1,055	38,824
Innophos Holdings, Inc.	1,575	91,586
International Flavors & Fragrances, Inc.	2,456	249,505

Johnson Matthey plc	28,904	1,515,366
Kronos Worldwide, Inc.	1,092	17,265
LSB Industries, Inc.(1)	2,286	91,554
LyondellBasell Industries NV, Class A	41,363	4,729,859
Minerals Technologies, Inc.	385	24,109
NewMarket Corp.	350	142,412
Olin Corp.	7,817	213,326
PolyOne Corp.	1,615	63,340
PPG Industries, Inc.	6,514	1,340,972
Sensient Technologies Corp.	475	26,652
Sherwin-Williams Co. (The)	6,740	1,470,061
Sika AG	256	967,616
Trecora Resources(1)	2,728	35,846
Tronox Ltd., Class A	3,483	105,744
Westlake Chemical Corp.	10,833	1,052,209
		23,383,678
Commercial Services and Supplies — 0.7%
ADT Corp. (The)	26,304	969,565
Deluxe Corp.	2,162	128,747
KAR Auction Services, Inc.	41,924	1,264,428
Multi-Color Corp.	5,344	247,855
Republic Services, Inc.	41,953	1,650,012
Stericycle, Inc.(1)	11,569	1,374,976
Tyco International Ltd.	60,805	2,713,119
Waste Management, Inc.	4,727	222,027
		8,570,729
Communications Equipment — 0.9%
ARRIS Group, Inc.(1)	34,915	1,068,748
Ciena Corp.(1)	42,310	875,394
Cisco Systems, Inc.	121,437	3,034,711
CommScope Holding Co., Inc.(1)	1,897	48,867
Harris Corp.	2,536	181,045
Juniper Networks, Inc.	41,148	954,222
Palo Alto Networks, Inc.(1)	6,993	594,335
Polycom, Inc.(1)	5,650	74,862
QUALCOMM, Inc.	46,205	3,516,200
Riverbed Technology, Inc.(1)	4,515	85,063
Ubiquiti Networks, Inc.(1)	4,352	197,407
		10,630,854
Construction and Engineering — 0.4%
Great Lakes Dredge & Dock Corp.(1)	1,885	14,364
Hyundai Development Co-Engineering & Construction	25,290	1,027,613
Koninklijke Boskalis Westminster NV	20,180	1,161,247
Larsen & Toubro Ltd.	18,370	463,451
Northwest Pipe Co.(1)	1,433	52,963
Promotora y Operadora de Infraestructura SAB de CV(1)	44,710	626,711
Quanta Services, Inc.(1)	35,714	1,297,847
		4,644,196

Construction Materials — 0.4%
Caesarstone Sdot-Yam Ltd.	1,920	99,859
Cemex Latam Holdings SA(1)	72,640	718,560
Cemex SAB de CV ADR(1)	202,699	2,681,708
Headwaters, Inc.(1)	8,925	115,936
James Hardie Industries SE	49,040	586,710
Titan Cement Co. SA	16,010	427,037
		4,629,810
Consumer Finance — 0.7%
American Express Co.	38,588	3,455,555
Capital One Financial Corp.	14,250	1,169,355
Cash America International, Inc.	27,083	1,208,985
Discover Financial Services	29,758	1,856,007
Synchrony Financial(1)	16,227	418,494
		8,108,396
Containers and Packaging — 0.4%
Ball Corp.	42,764	2,741,172
Bemis Co., Inc.	10,042	409,111
Berry Plastics Group, Inc.(1)	6,500	156,715
Graphic Packaging Holding Co.(1)	19,928	254,879
Sonoco Products Co.	31,679	1,303,908
		4,865,785
Distributors — 0.2%
Core-Mark Holding Co., Inc.	1,605	77,297
LKQ Corp.(1)	95,867	2,722,623
		2,799,920
Diversified Consumer Services — 0.2%
Estacio Participacoes SA	40,000	524,101
H&R Block, Inc.	9,318	312,432
Kroton Educacional SA	32,444	969,479
Nord Anglia Education, Inc.(1)	5,804	111,147
Sotheby's	1,560	63,664
Steiner Leisure, Ltd.(1)	1,998	84,955
		2,065,778
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	12,177	1,671,293
Chailease Holding Co. Ltd.	237,000	640,658
Compass Diversified Holdings	2,693	49,471
MarketAxess Holdings, Inc.	1,555	91,621
ORIX Corp.	117,200	1,768,504
PHH Corp.(1)	1,549	37,114
Voya Financial, Inc.	33,899	1,325,112
		5,583,773
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	32,538	1,137,529
BT Group plc	191,900	1,232,916
CenturyLink, Inc.	10,360	424,656
Thaicom PCL	607,600	751,415

Verizon Communications, Inc.	37,933	1,889,822
		5,436,338
Electric Utilities — 0.5%
ALLETE, Inc.	1,531	74,514
Edison International	11,523	681,470
El Paso Electric Co.	1,285	50,552
Great Plains Energy, Inc.	25,480	654,072
Northeast Utilities	4,977	228,394
Portland General Electric Co.	1,557	53,670
PPL Corp.	27,360	947,477
Southern Co. (The)	9,840	436,896
UIL Holdings Corp.	1,595	59,414
Westar Energy, Inc.	35,679	1,317,625
Xcel Energy, Inc.	41,780	1,339,049
		5,843,133
Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,655	1,443,822
Eaton Corp. plc	12,210	852,380
Emerson Electric Co.	32,252	2,064,773
Generac Holdings, Inc.(1)	20,392	948,636
GrafTech International Ltd.(1)	6,127	53,489
Nidec Corp.	39,000	2,486,299
Rockwell Automation, Inc.	26,579	3,099,377
Schneider Electric SE	17,997	1,520,985
		12,469,761
Electronic Equipment, Instruments and Components — 1.0%
Belden, Inc.	1,314	96,014
Cognex Corp.(1)	1,812	76,068
FEI Co.	1,100	92,444
Hon Hai Precision Industry Co. Ltd.	563,360	1,922,441
Ingram Micro, Inc., Class A(1)	1,891	54,518
Keyence Corp.	5,100	2,182,493
Largan Precision Co. Ltd.	10,000	828,022
LG Display Co. Ltd.(1)	28,710	992,441
Littelfuse, Inc.	2,192	201,467
Merry Electronics Co. Ltd.	3,600	20,716
Methode Electronics, Inc.	3,548	119,639
Murata Manufacturing Co. Ltd.	12,300	1,174,378
TE Connectivity Ltd.	48,002	3,008,765
Trimble Navigation Ltd.(1)	14,982	498,301
TTM Technologies, Inc.(1)	5,350	40,927
		11,308,634
Energy Equipment and Services — 1.6%
Archer Ltd.(1)	45,077	77,456
Baker Hughes, Inc.	26,336	1,820,871
Bristow Group, Inc.	327	23,864
Cameron International Corp.(1)	3,899	289,813
China Oilfield Services Ltd., H Shares	238,000	704,783
Core Laboratories NV	2,354	371,908

Dril-Quip, Inc.(1)	10,114	1,026,268
Gulfmark Offshore, Inc., Class A	1,051	42,261
Halliburton Co.	17,260	1,166,949
Helix Energy Solutions Group, Inc.(1)	699	19,097
Hercules Offshore, Inc.(1)	7,425	25,022
Hornbeck Offshore Services, Inc.(1)	1,032	45,057
Matrix Service Co.(1)	1,479	41,723
National Oilwell Varco, Inc.	16,739	1,446,752
Patterson-UTI Energy, Inc.	53,228	1,838,495
RigNet, Inc.(1)	1,697	79,199
RPC, Inc.	3,974	90,488
Sapurakencana Petroleum Bhd	541,900	725,513
Schlumberger Ltd.	65,507	7,182,187
Technip SA	4,230	391,840
Tetra Technologies, Inc.(1)	1,824	21,523
Weatherford International plc(1)	35,973	852,200
Willbros Group, Inc.(1)	2,109	23,072
		18,306,341
Food and Staples Retailing — 1.0%
BIM Birlesik Magazalar AS	38,251	898,983
Carrefour SA	27,713	960,770
Costco Wholesale Corp.	21,896	2,651,168
CP ALL PCL	371,400	552,332
CVS Caremark Corp.	20,150	1,600,917
Kroger Co. (The)	9,050	461,369
Magnit OJSC GDR	28,160	1,638,912
Seven & I Holdings Co. Ltd.	31,200	1,251,209
Sysco Corp.	23,902	904,213
United Natural Foods, Inc.(1)	15,198	977,079
Village Super Market, Inc., Class A	1,471	33,730
Weis Markets, Inc.	644	27,660
		11,958,342
Food Products — 2.4%
Archer-Daniels-Midland Co.	38,549	1,922,053
Associated British Foods plc	41,251	1,960,665
BRF SA ADR	25,750	686,495
Bunge Ltd.	7,335	620,908
Campbell Soup Co.	6,485	290,658
ConAgra Foods, Inc.	22,081	711,008
Danone SA	3,862	269,657
General Mills, Inc.	6,434	343,447
Hain Celestial Group, Inc. (The)(1)	16,475	1,620,481
Hershey Co. (The)	37,725	3,448,819
Ingredion, Inc.	7,567	603,544
J&J Snack Foods Corp.	1,036	98,119
J.M. Smucker Co. (The)	3,803	390,188
Kellogg Co.	27,143	1,763,481
Kerry Group plc, A Shares	3,710	279,080
Kraft Foods Group, Inc.	5,374	316,529

Mead Johnson Nutrition Co.	37,415	3,576,874
Mondelez International, Inc., Class A	8,241	298,242
Nestle SA	38,840	3,014,378
Pilgrim's Pride Corp.(1)	29,987	895,712
Sanderson Farms, Inc.	1,829	170,682
Snyders-Lance, Inc.	687	18,728
TreeHouse Foods, Inc.(1)	1,724	142,264
Tyson Foods, Inc., Class A	36,538	1,390,636
Ulker Biskuvi Sanayi AS	73,680	545,399
Universal Robina Corp.	251,140	936,015
WhiteWave Foods Co., Class A(1)	26,866	940,847
		27,254,909
Gas Utilities — 0.4%
Atmos Energy Corp.	7,414	374,852
ENN Energy Holdings Ltd.	224,000	1,582,441
Infraestructura Energetica Nova SAB de CV	172,840	1,040,470
Laclede Group, Inc. (The)	18,880	933,616
New Jersey Resources Corp.	5,823	304,135
ONE Gas, Inc.	1,223	45,777
South Jersey Industries, Inc.	171	9,909
WGL Holdings, Inc.	6,754	293,732
		4,584,932
Health Care Equipment and Supplies — 2.7%
Abaxis, Inc.	635	30,321
Abbott Laboratories	28,850	1,218,624
Becton Dickinson and Co.	12,137	1,422,092
Boston Scientific Corp.(1)	26,176	331,912
C.R. Bard, Inc.	25,124	3,729,407
Cantel Medical Corp.	887	32,349
CareFusion Corp.(1)	16,128	740,436
Cie Generale d'Optique Essilor International SA	4,928	522,674
Coloplast A/S, B Shares	10,520	873,311
Cooper Cos., Inc. (The)	6,142	1,001,330
Cyberonics, Inc.(1)	677	38,853
DENTSPLY International, Inc.	32,493	1,550,079
DexCom, Inc.(1)	13,998	618,712
Endologix, Inc.(1)	1,911	26,391
Ginko International Co. Ltd.	17,000	236,881
Globus Medical, Inc.(1)	1,545	28,026
GN Store Nord A/S	54,720	1,244,229
Haemonetics Corp.(1)	3,429	122,381
HeartWare International, Inc.(1)	405	32,845
Hill-Rom Holdings, Inc.	580	25,410
Insulet Corp.(1)	1,307	47,196
Integra LifeSciences Holdings Corp.(1)	462	23,095
Masimo Corp.(1)	1,334	29,935
Medtronic, Inc.	117,661	7,512,655
Meridian Bioscience, Inc.	1,284	25,128
Mettler-Toledo International, Inc.(1)	2,692	728,132

Neogen Corp.(1)	908	38,227
NuVasive, Inc.(1)	943	33,099
Orthofix International NV(1)	742	25,161
Smith & Nephew plc	80,280	1,390,078
St. Jude Medical, Inc.	20,150	1,321,638
STERIS Corp.	2,222	125,076
Stryker Corp.	18,121	1,509,661
Teleflex, Inc.	34,349	3,760,529
Thoratec Corp.(1)	1,268	31,700
Utah Medical Products, Inc.	1,180	61,466
West Pharmaceutical Services, Inc.	1,479	64,233
Zimmer Holdings, Inc.	3,544	351,955
		30,905,227
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc.(1)	898	45,987
Aetna, Inc.	13,210	1,084,937
Air Methods Corp.(1)	872	51,152
AmerisourceBergen Corp.	35,556	2,751,679
AMN Healthcare Services, Inc.(1)	4,496	67,979
Cardinal Health, Inc.	51,687	3,809,332
Chemed Corp.	458	48,369
Cigna Corp.	2,962	280,205
ExamWorks Group, Inc.(1)	4,675	154,041
Hanger, Inc.(1)	1,832	41,037
HCA Holdings, Inc.(1)	25,237	1,762,047
HealthSouth Corp.	2,285	90,006
Humana, Inc.	436	56,131
LifePoint Hospitals, Inc.(1)	8,492	635,202
Magellan Health, Inc.(1)	469	26,198
Molina Healthcare, Inc.(1)	801	38,320
MWI Veterinary Supply, Inc.(1)	314	44,604
National Healthcare Corp.	408	23,378
Patterson Cos., Inc.	10,123	407,653
Quest Diagnostics, Inc.	12,429	785,637
Team Health Holdings, Inc.(1)	11,286	660,457
WellCare Health Plans, Inc.(1)	559	36,816
WellPoint, Inc.	6,440	750,324
		13,651,491
Health Care Technology†
HMS Holdings Corp.(1)	2,134	48,783
MedAssets, Inc.(1)	3,365	77,395
Medidata Solutions, Inc.(1)	1,803	83,912
Omnicell, Inc.(1)	1,029	28,966
Quality Systems, Inc.	1,644	25,745
		264,801
Hotels, Restaurants and Leisure — 2.1%
Accor SA	27,070	1,315,328
Alsea SAB de CV(1)	130,484	451,020
Bally Technologies, Inc.(1)	8,213	651,209

Belmond Ltd., Class A(1)	455	5,815
Buffalo Wild Wings, Inc.(1)	336	49,644
Carnival Corp.	12,772	483,803
Carnival plc	18,310	682,725
Chipotle Mexican Grill, Inc.(1)	7,597	5,155,704
ClubCorp Holdings, Inc.	2,232	41,426
Dunkin' Brands Group, Inc.	23,761	1,034,554
Einstein Noah Restaurant Group, Inc.	2,625	37,354
Hilton Worldwide Holdings, Inc.(1)	9,473	239,856
Hotel Shilla Co. Ltd.	7,250	850,880
International Game Technology	17,957	302,755
Las Vegas Sands Corp.	43,805	2,913,471
Marriott International, Inc., Class A	56,299	3,907,151
OPAP SA	40,610	645,116
Panera Bread Co., Class A(1)	5,451	817,323
Papa John's International, Inc.	4,611	182,596
Papa Murphy's Holdings, Inc.(1)	2,630	23,091
Red Robin Gourmet Burgers, Inc.(1)	1,032	54,799
Sands China Ltd.	73,200	476,978
Scientific Games Corp., Class A(1)	3,349	33,992
SeaWorld Entertainment, Inc.	12,103	251,621
Six Flags Entertainment Corp.	2,154	78,578
Starwood Hotels & Resorts Worldwide, Inc.	2,305	194,865
Whitbread plc	32,011	2,332,450
Wyndham Worldwide Corp.	8,032	650,110
Yum! Brands, Inc.	4,089	296,166
		24,160,380
Household Durables — 0.7%
Cavco Industries, Inc.(1)	920	65,716
Century Communities, Inc.(1)	1,396	28,185
Coway Co. Ltd.	13,200	1,107,865
D.R. Horton, Inc.	9,470	205,310
Haier Electronics Group Co. Ltd.	285,000	823,737
Harman International Industries, Inc.	12,790	1,471,873
Helen of Troy Ltd.(1)	177	10,305
Libbey, Inc.(1)	1,770	48,852
Mohawk Industries, Inc.(1)	9,054	1,322,065
Newell Rubbermaid, Inc.	21,817	731,306
NVR, Inc.(1)	548	642,908
Panasonic Corp.	112,200	1,370,620
Standard Pacific Corp.(1)	13,043	109,170
Whirlpool Corp.	3,530	540,161
William Lyon Homes, Class A(1)	3,018	77,049
		8,555,122
Household Products — 1.0%
Central Garden and Pet Co.(1)	3,399	30,625
Church & Dwight Co., Inc.	25,653	1,750,561
Energizer Holdings, Inc.	12,506	1,519,729
Kimberly-Clark Corp.	15,392	1,662,336

Procter & Gamble Co. (The)	30,119	2,503,190
Reckitt Benckiser Group plc	24,100	2,100,505
Svenska Cellulosa AB, B Shares	51,328	1,233,767
Unicharm Corp.	15,100	991,380
		11,792,093
Industrial Conglomerates — 0.4%
Danaher Corp.	11,120	851,903
General Electric Co.	88,221	2,291,982
Koninklijke Philips Electronics NV	25,126	765,602
Siemens AG	8,590	1,076,086
		4,985,573
Insurance — 2.3%
ACE Ltd.	5,361	570,035
Aflac, Inc.	4,466	273,498
Allied World Assurance Co. Holdings Ltd.	2,289	84,670
Allstate Corp. (The)	47,838	2,941,559
American Equity Investment Life Holding Co.	728	18,011
American International Group, Inc.	54,010	3,027,800
Amtrust Financial Services, Inc.	24,971	1,099,473
Argo Group International Holdings Ltd.	741	39,006
Arthur J Gallagher & Co.	5,862	276,862
Aspen Insurance Holdings Ltd.	20,048	852,441
Baldwin & Lyons, Inc., Class B	2,480	64,158
BB Seguridade Participacoes SA	63,100	1,000,129
Brown & Brown, Inc.	9,166	298,995
Chubb Corp. (The)	5,061	465,359
CNO Financial Group, Inc.	2,366	42,233
Discovery Holdings Ltd.	91,115	838,433
Endurance Specialty Holdings Ltd.	999	58,012
Everest Re Group Ltd.	5,365	879,001
Hanover Insurance Group, Inc. (The)	8,689	551,317
HCC Insurance Holdings, Inc.	12,000	601,680
Infinity Property & Casualty Corp.	401	27,420
MetLife, Inc.	26,900	1,472,506
Old Republic International Corp.	28,041	430,429
Ping An Insurance Group Co., H Shares	145,500	1,184,644
Platinum Underwriters Holdings Ltd.	310	19,366
Powszechny Zaklad Ubezpieczen SA	5,085	744,584
Principal Financial Group, Inc.	9,047	491,162
Prudential Financial, Inc.	12,720	1,140,984
Prudential plc	50,970	1,226,959
Reinsurance Group of America, Inc.	7,385	612,807
RenaissanceRe Holdings Ltd.	13,271	1,358,818
Selective Insurance Group, Inc.	779	18,673
St. James's Place plc	133,584	1,590,088
Symetra Financial Corp.	1,049	25,533
Travelers Cos., Inc. (The)	15,038	1,424,249
United Fire Group, Inc.	1,044	30,610
Unum Group	9,784	354,866

Validus Holdings Ltd.	603	23,583
		26,159,953
Internet and Catalog Retail — 1.1%
Amazon.com, Inc.(1)	705	239,023
ASOS plc(1)	9,670	454,800
Ctrip.com International Ltd. ADR(1)	13,010	834,852
Expedia, Inc.	5,201	446,766
HSN, Inc.	1,303	78,949
Netflix, Inc.(1)	3,059	1,461,101
Priceline Group, Inc. (The)(1)	2,914	3,625,919
Rakuten, Inc.	72,696	940,447
Shutterfly, Inc.(1)	675	34,432
TripAdvisor, Inc.(1)	31,901	3,161,070
Vipshop Holdings Ltd. ADR(1)	10,168	1,999,334
		13,276,693
Internet Software and Services — 2.6%
Amber Road, Inc.(1)	4,039	60,585
Baidu, Inc. ADR(1)	6,570	1,409,396
comScore, Inc.(1)	2,639	101,100
Cornerstone OnDemand, Inc.(1)	1,518	56,834
CoStar Group, Inc.(1)	16,693	2,416,312
eBay, Inc.(1)	69,413	3,852,421
Envestnet, Inc.(1)	3,261	150,039
Facebook, Inc., Class A(1)	25,442	1,903,570
Google, Inc., Class A(1)	12,023	7,001,714
Google, Inc., Class C(1)	6,022	3,442,175
LinkedIn Corp., Class A(1)	5,417	1,222,888
Pandora Media, Inc.(1)	42,441	1,147,605
Q2 Holdings, Inc.(1)	2,499	36,885
Qihoo 360 Technology Co. Ltd. ADR(1)	4,420	388,209
Shutterstock, Inc.(1)	2,720	192,576
Tencent Holdings Ltd.	272,900	4,454,404
Yelp, Inc.(1)	18,515	1,526,006
Zillow, Inc., Class A(1)	6,148	881,992
		30,244,711
IT Services — 1.8%
Alliance Data Systems Corp.(1)	17,409	4,607,118
Amadeus IT Holding SA, A Shares	20,010	744,068
Amdocs Ltd.	12,090	569,439
Cielo SA	53,600	1,009,505
EVERTEC, Inc.	5,661	130,373
Fidelity National Information Services, Inc.	6,408	363,654
FleetCor Technologies, Inc.(1)	1,021	146,707
HCL Technologies Ltd.	35,870	963,804
International Business Machines Corp.	15,694	3,017,956
MasterCard, Inc., Class A	12,782	969,003
MoneyGram International, Inc.(1)	4,460	62,708
SYKES Enterprises, Inc.(1)	1,331	27,871
Tata Consultancy Services Ltd.	28,990	1,206,449

Teradata Corp.(1)	6,418	293,110
Virtusa Corp.(1)	3,505	119,345
Visa, Inc., Class A	27,938	5,937,384
WEX, Inc.(1)	1,172	133,198
Wirecard AG	19,234	718,624
		21,020,316
Leisure Products — 0.2%
Brunswick Corp.	3,517	151,231
Hasbro, Inc.	6,046	318,352
Malibu Boats, Inc.(1)	1,448	30,133
Polaris Industries, Inc.	11,204	1,628,838
		2,128,554
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	5,347	305,635
Bio-Rad Laboratories, Inc., Class A(1)	2,327	279,845
Charles River Laboratories International, Inc.(1)	3,573	211,164
Covance, Inc.(1)	6,409	531,306
Illumina, Inc.(1)	7,468	1,339,461
PAREXEL International Corp.(1)	1,203	67,897
Waters Corp.(1)	18,639	1,927,832
		4,663,140
Machinery — 2.3%
Albany International Corp., Class A	3,260	122,478
Briggs & Stratton Corp.	1,838	37,017
Caterpillar, Inc.	17,545	1,913,633
CSR Corp. Ltd.	1,046,000	943,418
Dynamic Materials Corp.	2,569	51,277
EnPro Industries, Inc.(1)	818	55,542
FANUC Corp.	8,400	1,404,777
Flowserve Corp.	38,827	2,946,581
Global Brass & Copper Holdings, Inc.	7,534	116,400
Hardinge, Inc.	1,440	16,272
Hiwin Technologies Corp.	54,190	529,382
Ingersoll-Rand plc	38,024	2,289,045
ITT Corp.	2,951	141,235
Kadant, Inc.	1,024	40,591
Kennametal, Inc.	1,401	62,779
King Slide Works Co. Ltd.	47,000	630,535
Komatsu Ltd.	37,000	837,474
Meritor, Inc.(1)	4,464	60,844
Middleby Corp.(1)	35,511	3,062,114
Mueller Water Products, Inc., Class A	14,312	132,100
Oshkosh Corp.	3,105	154,256
Parker-Hannifin Corp.	23,044	2,661,582
Rexnord Corp.(1)	785	22,930
Snap-On, Inc.	7,171	896,016
Stanley Black & Decker, Inc.	11,591	1,060,577
Valmont Industries, Inc.	1,223	172,137
WABCO Holdings, Inc.(1)	29,778	3,073,090

Wabtec Corp.	14,247	1,187,630
Weir Group plc (The)	39,490	1,734,045
		26,355,757
Media — 2.5%
AMC Entertainment Holdings, Inc., Class A	770	18,226
CBS Outdoor Americas, Inc.	700	24,059
Charter Communications, Inc., Class A(1)	11,579	1,816,398
Comcast Corp., Class A	138,208	7,564,124
Cumulus Media, Inc., Class A(1)	17,738	81,418
Entercom Communications Corp., Class A(1)	6,878	62,796
Entravision Communications Corp., Class A	30,546	139,901
Harte-Hanks, Inc.	1,527	10,704
ITV plc	315,698	1,106,912
John Wiley & Sons, Inc., Class A	5,112	306,464
Journal Communications, Inc., Class A(1)	2,177	21,596
Markit Ltd.(1)	8,019	200,555
Naspers Ltd., N Shares	6,653	845,496
Nexstar Broadcasting Group, Inc., Class A	1,119	51,071
Publicis Groupe SA	5,787	431,137
Scripps Networks Interactive, Inc., Class A	14,501	1,155,875
SM Entertainment Co.(1)	5,950	244,115
Time Warner Cable, Inc.	4,310	637,578
Time Warner, Inc.	43,391	3,342,409
Time, Inc.(1)	3,319	77,930
Townsquare Media, Inc.(1)	3,095	35,128
Tribune Media Co.(1)	21,438	1,635,719
Walt Disney Co. (The)	95,509	8,584,349
		28,393,960
Metals and Mining — 0.6%
Alrosa AO	568,140	667,312
AM Castle & Co.(1)	4,752	46,570
BHP Billiton Ltd.	32,402	1,109,702
Century Aluminum Co.(1)	133	3,322
Compass Minerals International, Inc.	586	52,195
Constellium NV, Class A(1)	15,380	438,022
Grupo Mexico SAB de CV	192,030	699,733
Haynes International, Inc.	1,614	80,022
Horsehead Holding Corp.(1)	10,274	207,432
MMC Norilsk Nickel OJSC ADR	57,440	1,124,101
Newmont Mining Corp.	9,490	257,084
Nucor Corp.	9,576	520,168
Rio Tinto plc	38,091	2,032,115
		7,237,778
Multi-Utilities — 0.3%
Ameren Corp.	7,375	294,926
Avista Corp.	2,345	76,119
Black Hills Corp.	854	45,885
Consolidated Edison, Inc.	11,143	645,068
NorthWestern Corp.	7,177	346,506

PG&E Corp.	12,219	567,939
Wisconsin Energy Corp.	28,239	1,280,074
		3,256,517
Multiline Retail — 0.7%
Dillard's, Inc., Class A	10,172	1,162,863
Kohl's Corp.	3,613	212,408
Lojas Americanas SA Preference Shares	60,500	427,568
Macy's, Inc.	43,709	2,722,634
Next plc	6,900	812,735
PT Matahari Department Store Tbk	612,600	852,324
SACI Falabella	43,585	328,321
Target Corp.	25,062	1,505,474
		8,024,327

Oil, Gas and Consumable Fuels — 4.2%
Alon USA Energy, Inc.	1,369	22,766
Antero Resources Corp.(1)	30,264	1,750,772
Apache Corp.	7,959	810,465
Ardmore Shipping Corp.	4,841	63,369
Athlon Energy, Inc.(1)	3,233	150,464
BG Group plc	93,666	1,868,328
Cabot Oil & Gas Corp.	25,465	854,096
Carrizo Oil & Gas, Inc.(1)	1,671	104,805
Chevron Corp.	38,032	4,923,242
CNOOC Ltd.	501,000	1,007,165
Concho Resources, Inc.(1)	27,354	3,885,362
ConocoPhillips	9,951	808,220
Delek US Holdings, Inc.	492	17,210
Devon Energy Corp.	6,172	465,492
Energy XXI Bermuda Ltd.	2,413	39,815
EOG Resources, Inc.	46,753	5,137,220
Exxon Mobil Corp.	46,460	4,620,912
Gran Tierra Energy, Inc.(1)	20,034	134,428
Gulfport Energy Corp.(1)	16,691	976,423
Hugoton Royalty Trust	2,119	21,232
Imperial Oil Ltd.	45,609	2,427,055
Jones Energy, Inc.(1)	1,758	33,789
Kodiak Oil & Gas Corp.(1)	5,499	89,469
Magnum Hunter Resources Corp.(1)	11,183	77,275
Murphy Oil Corp.	3,509	219,207
Noble Energy, Inc.	34,150	2,463,581
Nordic American Tanker Shipping Ltd.	2,719	24,634
Northern Tier Energy LP	2,703	70,765
NovaTek OAO GDR	4,352	437,811
Oasis Petroleum, Inc.(1)	29,919	1,471,716
Occidental Petroleum Corp.	33,937	3,520,285
Pacific Coast Oil Trust	3,356	39,534
PBF Energy, Inc., Class A	1,070	30,399
PBF Logistics LP	156	3,894
PDC Energy, Inc.(1)	493	29,624

Penn Virginia Corp.(1)	4,702	70,624
Phillips 66	22,377	1,947,247
Rosetta Resources, Inc.(1)	674	33,700
Sasol Ltd.	13,620	789,497
Scorpio Tankers, Inc.	4,408	42,140
Southwestern Energy Co.(1)	12,005	494,366
Statoil ASA	37,280	1,046,591
Total SA	28,500	1,879,494
Total SA ADR	13,870	914,865
Ultrapar Participacoes SA	33,300	850,909
Vaalco Energy, Inc.(1)	4,796	43,883
Valero Energy Corp.	31,413	1,700,700
Western Refining, Inc.	854	39,737
Williams Partners LP	3,496	185,323
		48,639,900
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	424	29,341
International Paper Co.	15,780	764,541
KapStone Paper and Packaging Corp.(1)	3,228	99,229
Wausau Paper Corp.	2,697	24,596
		917,707
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	24,932	1,915,526
Hypermarcas SA(1)	78,500	679,620
		2,595,146
Pharmaceuticals — 4.3%
AbbVie, Inc.	39,063	2,159,403
Actavis plc(1)	17,020	3,863,200
Akorn, Inc.(1)	1,506	58,764
Aspen Pharmacare Holdings Ltd.	29,279	839,013
Auxilium Pharmaceuticals, Inc.(1)	1,397	25,984
AVANIR Pharmaceuticals, Inc.(1)	4,927	30,646
Bayer AG	17,510	2,347,891
Bristol-Myers Squibb Co.	43,667	2,211,734
Catalent, Inc.(1)	14,309	307,644
Eli Lilly & Co.	11,143	708,249
Endo International plc(1)	24,520	1,562,169
Hospira, Inc.(1)	7,548	405,630
Johnson & Johnson	96,629	10,023,326
Lannett Co., Inc.(1)	696	27,408
Medicines Co. (The)(1)	1,409	36,084
Merck & Co., Inc.	76,174	4,578,819
Nektar Therapeutics(1)	2,114	30,146
Novartis AG	29,108	2,611,017
Novo Nordisk A/S, B Shares	39,670	1,812,438
Pacira Pharmaceuticals, Inc.(1)	750	81,195
Perrigo Co. plc	4,337	645,085
Pfizer, Inc.	117,968	3,467,080
Roche Holding AG	14,218	4,145,916

Salix Pharmaceuticals Ltd.(1)	13,655	2,172,647
Teva Pharmaceutical Industries Ltd. ADR	34,860	1,830,847
Zoetis, Inc.	98,447	3,488,962
		49,471,297
Professional Services — 0.5%
Adecco SA	9,241	699,580
Capita Group plc (The)	45,671	930,320
CDI Corp.	3,640	55,219
Huron Consulting Group, Inc.(1)	1,275	77,112
Intertek Group plc	21,870	1,016,973
Kforce, Inc.	4,423	88,770
Korn/Ferry International(1)	4,095	123,874
Manpowergroup, Inc.	11,588	898,997
Nielsen NV	41,195	1,935,753
On Assignment, Inc.(1)	3,097	91,547
		5,918,145
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Acadia Realty Trust	8,358	240,878
Alexandria Real Estate Equities, Inc.	7,200	569,232
American Campus Communities, Inc.	9,759	385,578
American Realty Capital Properties, Inc.	23,895	314,458
Annaly Capital Management, Inc.	36,738	437,182
Apartment Investment & Management Co., Class A	12,672	434,270
Apollo Commercial Real Estate Finance, Inc.	2,684	45,145
Armada Hoffler Properties, Inc.	4,140	39,785
Associated Estates Realty Corp.	2,598	48,063
AvalonBay Communities, Inc.	6,509	1,003,037
Blackstone Mortgage Trust, Inc., Class A	979	28,440
Boston Properties, Inc.	8,191	994,551
Brixmor Property Group, Inc.	18,990	449,493
Camden Property Trust	5,079	380,112
Campus Crest Communities, Inc.	8,366	68,769
Capstead Mortgage Corp.	13,915	183,956
CBL & Associates Properties, Inc.	1,455	27,645
Chatham Lodging Trust	2,016	46,610
Chimera Investment Corp.	7,417	24,550
Colony Financial, Inc.	1,271	28,496
Corporate Office Properties Trust	8,165	231,723
Corrections Corp. of America	18,613	663,367
Cousins Properties, Inc.	18,035	228,864
DCT Industrial Trust, Inc.	28,587	227,267
DDR Corp.	26,159	476,617
DiamondRock Hospitality Co.	2,252	29,997
Duke Realty Corp.	27,274	507,296
Education Realty Trust, Inc.	16,236	176,810
Empire State Realty Trust, Inc.	23,558	387,294
EPR Properties	741	42,170
Equity One, Inc.	12,332	291,035
Equity Residential	14,932	992,530

Essex Property Trust, Inc.	3,629	702,030
Excel Trust, Inc.	3,511	45,432
Extra Space Storage, Inc.	8,570	451,639
General Growth Properties, Inc.	31,062	763,193
Geo Group, Inc. (The)	2,240	83,821
Hatteras Financial Corp.	2,306	45,889
HCP, Inc.	10,583	458,561
Health Care REIT, Inc.	17,600	1,189,408
Healthcare Trust of America, Inc., Class A	19,590	243,896
Hersha Hospitality Trust	2,589	17,579
Highwoods Properties, Inc.	953	40,550
Hospitality Properties Trust	3,510	103,299
Host Hotels & Resorts, Inc.	98,381	2,245,054
Hudson Pacific Properties, Inc.	10,553	283,348
Kilroy Realty Corp.	7,744	489,808
Kimco Realty Corp.	10,006	235,041
Kite Realty Group Trust	10,538	271,037
LaSalle Hotel Properties	1,413	51,645
Lexington Realty Trust	3,005	32,694
Macerich Co. (The)	3,730	243,532
Mack-Cali Realty Corp.	1,633	34,522
Medical Properties Trust, Inc.	2,964	41,763
MFA Financial, Inc.	6,726	56,767
National Retail Properties, Inc.	8,072	299,794
New Residential Investment Corp.	4,721	29,601
Pebblebrook Hotel Trust	9,256	358,578
Pennsylvania Real Estate Investment Trust	1,500	30,240
PennyMac Mortgage Investment Trust	1,811	40,313
Piedmont Office Realty Trust, Inc., Class A	35,360	689,166
Prologis, Inc.	21,692	888,071
PS Business Parks, Inc.	1,893	154,355
Public Storage	6,514	1,141,123
Rayonier, Inc.	5,275	180,774
Rexford Industrial Realty, Inc.	1,119	16,494
RLJ Lodging Trust	10,045	299,442
Rouse Properties, Inc.	3,274	57,230
Sabra Health Care REIT, Inc.	615	17,515
Simon Property Group, Inc.	13,234	2,250,177
SL Green Realty Corp.	5,547	606,565
Summit Hotel Properties, Inc.	5,589	61,200
Sun Communities, Inc.	818	43,869
Sunstone Hotel Investors, Inc.	3,934	57,318
Taubman Centers, Inc.	5,454	415,431
Two Harbors Investment Corp.	5,120	54,886
UDR, Inc.	18,049	540,026
Urstadt Biddle Properties, Inc., Class A	2,942	62,724
Ventas, Inc.	9,804	644,907
Vornado Realty Trust	8,041	851,301
Washington Real Estate Investment Trust	1,732	48,115

WP Carey, Inc.	7,968	544,055
		28,518,998
Real Estate Management and Development — 0.4%
Altisource Portfolio Solutions SA(1)	876	87,539
China Overseas Land & Investment Ltd.	264,000	742,601
Daito Trust Construction Co. Ltd.	10,800	1,335,403
Howard Hughes Corp. (The)(1)	1,695	268,437
Jones Lang LaSalle, Inc.	15,788	2,109,435
		4,543,415
Road and Rail — 1.0%
Canadian Pacific Railway Ltd., New York Shares	16,410	3,291,846
Celadon Group, Inc.	1,225	25,652
CJ Korea Express Co. Ltd.(1)	7,720	1,183,944
Con-way, Inc.	1,056	54,120
Heartland Express, Inc.	6,044	141,732
Kansas City Southern	19,659	2,267,862
Marten Transport Ltd.	2,138	42,333
Roadrunner Transportation Systems, Inc.(1)	4,146	104,396
Saia, Inc.(1)	3,594	170,607
Swift Transportation Co.(1)	3,272	69,301
Union Pacific Corp.	36,831	3,877,199
Werner Enterprises, Inc.	12,599	313,715
		11,542,707
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	84,555	1,953,643
ARM Holdings plc	59,100	952,696
ASML Holding NV	23,585	2,256,346
Avago Technologies Ltd.	39,365	3,231,473
Broadcom Corp., Class A	136,800	5,387,184
Cavium, Inc.(1)	1,634	91,798
Exar Corp.(1)	8,204	81,794
Fairchild Semiconductor International, Inc.(1)	4,673	82,011
Formfactor, Inc.(1)	9,311	65,549
Intel Corp.	93,297	3,257,931
KLA-Tencor Corp.	4,825	368,727
Kulicke & Soffa Industries, Inc.(1)	5,034	73,950
Lam Research Corp.	6,291	452,386
Linear Technology Corp.	54,556	2,461,021
Maxim Integrated Products, Inc.	9,670	298,706
MediaTek, Inc.	78,000	1,303,458
Microchip Technology, Inc.	29,988	1,464,314
MKS Instruments, Inc.	6,309	214,128
Nanometrics, Inc.(1)	1,721	28,775
NXP Semiconductor NV(1)	40,239	2,757,176
Photronics, Inc.(1)	11,006	97,183
RF Micro Devices, Inc.(1)	10,865	135,487
Samsung Electronics Co. Ltd.	1,240	1,509,108
Semtech Corp.(1)	2,363	61,568
Seoul Semiconductor Co. Ltd.	9,160	263,792

SK Hynix, Inc.(1)	15,910	712,376
Spansion, Inc., Class A(1)	1,070	23,861
Taiwan Semiconductor Manufacturing Co. Ltd.	714,425	2,963,774
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	27,514	576,143
Teradyne, Inc.	33,391	687,521
Texas Instruments, Inc.	11,177	538,508
		34,352,387
Software — 2.6%
Aspen Technology, Inc.(1)	4,111	168,921
AVG Technologies NV(1)	971	17,031
Bottomline Technologies, Inc.(1)	2,363	66,542
BroadSoft, Inc.(1)	1,451	34,621
Compuware Corp.	6,731	62,935
Electronic Arts, Inc.(1)	200,863	7,600,656
ePlus, Inc.(1)	1,281	74,900
FireEye, Inc.(1)	1,498	46,648
Intuit, Inc.	11,182	930,119
Manhattan Associates, Inc.(1)	3,132	90,452
Mentor Graphics Corp.	6,234	135,964
Microsoft Corp.	130,958	5,949,422
Monotype Imaging Holdings, Inc.	3,560	104,628
NetSuite, Inc.(1)	21,087	1,848,065
Oracle Corp.	224,531	9,324,772
Solera Holdings, Inc.	960	58,522
Splunk, Inc.(1)	28,632	1,544,696
Synopsys, Inc.(1)	17,673	722,826
Ultimate Software Group, Inc.(1)	472	69,379
Varonis Systems, Inc.(1)	6,141	146,156
Verint Systems, Inc.(1)	2,303	115,449
Workday, Inc.(1)	10,632	968,256
		30,080,960
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	9,735	1,328,049
AutoZone, Inc.(1)	5,686	3,063,844
Bed Bath & Beyond, Inc.(1)	2,580	165,791
Brown Shoe Co., Inc.	3,053	91,102
Cabela's, Inc.(1)	2,614	159,506
Conn's, Inc.(1)	752	33,712
CST Brands, Inc.	7,972	277,745
Destination Maternity Corp.	1,934	37,384
GameStop Corp., Class A	18,542	782,472
Home Depot, Inc. (The)	42,581	3,981,324
Inditex SA	18,935	548,596
Kirkland's, Inc.(1)	5,388	96,068
Lithia Motors, Inc., Class A	1,651	144,330
Lowe's Cos., Inc.	38,230	2,007,457
MarineMax, Inc.(1)	1,552	26,788
Michaels Cos., Inc. (The)(1)	1,446	24,553
Mr Price Group Ltd.	45,690	876,854

Nitori Holdings Co. Ltd.	13,500	809,650
O'Reilly Automotive, Inc.(1)	14,785	2,306,164
Penske Automotive Group, Inc.	848	40,679
PetSmart, Inc.	950	67,992
Restoration Hardware Holdings, Inc.(1)	12,459	1,044,936
Ross Stores, Inc.	12,089	911,752
Signet Jewelers Ltd.	12,729	1,500,367
Tractor Supply Co.	21,717	1,453,953
		21,781,068
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.	134,340	13,769,850
EMC Corp.	24,194	714,449
Hewlett-Packard Co.	56,556	2,149,128
Nimble Storage, Inc.(1)	2,706	73,170
SanDisk Corp.	27,430	2,687,043
Seagate Technology plc	7,119	445,507
Silicon Graphics International Corp.(1)	6,738	66,032
Super Micro Computer, Inc.(1)	3,544	86,792
Western Digital Corp.	36,465	3,756,260
		23,748,231
Textiles, Apparel and Luxury Goods — 1.3%
Burberry Group plc	42,689	1,007,065
Cie Financiere Richemont SA	9,800	934,579
Coach, Inc.	2,955	108,833
Culp, Inc.	3,548	64,893
Deckers Outdoor Corp.(1)	1,087	100,265
Hanesbrands, Inc.	48,620	4,992,301
Kate Spade & Co.(1)	28,847	932,912
Luxottica Group SpA	17,817	951,643
Michael Kors Holdings Ltd.(1)	10,330	827,640
Movado Group, Inc.	2,453	91,080
Pandora A/S	31,590	2,361,629
Shenzhou International Group Holdings Ltd.	248,000	772,795
Skechers U.S.A., Inc., Class A(1)	2,066	120,592
Under Armour, Inc., Class A(1)	26,011	1,778,112
		15,044,339
Thrifts and Mortgage Finance — 0.1%
Astoria Financial Corp.	3,234	42,268
Capitol Federal Financial, Inc.	10,829	133,738
Dime Community Bancshares, Inc.	2,664	41,132
EverBank Financial Corp.	34,112	644,035
Oritani Financial Corp.	3,389	50,835
People's United Financial, Inc.	33,572	501,902
Radian Group, Inc.	2,107	30,678
		1,444,588
Tobacco — 0.2%
Altria Group, Inc.	10,760	463,541
ITC Ltd.	126,489	741,999
Japan Tobacco, Inc.	23,000	787,851
		1,993,391

Trading Companies and Distributors — 0.5%
Ashtead Group plc	152,332	2,477,097
Bunzl plc	35,210	962,151
Daewoo International Corp.	23,960	880,231
H&E Equipment Services, Inc.	3,737	152,881
Kaman Corp.	709	28,828
United Rentals, Inc.(1)	6,526	767,784
		5,268,972
Transportation Infrastructure — 0.1%
Aegean Marine Petroleum Network, Inc.	4,180	42,218
TAV Havalimanlari Holding AS	88,170	732,201
		774,419
Water Utilities†
Artesian Resources Corp., Class A	1,591	33,745
Wireless Telecommunication Services — 0.7%
Axiata Group Bhd	346,400	761,597
Bharti Infratel Ltd.	69,191	300,432
MTN Group Ltd.	36,550	825,971
PT Tower Bersama Infrastructure Tbk	1,056,000	710,921
RingCentral, Inc., Class A(1)	5,098	68,466
Rogers Communications, Inc., Class B	9,870	402,316
SBA Communications Corp., Class A(1)	45,760	5,046,870
		8,116,573
TOTAL COMMON STOCKS (Cost $704,382,976)		927,798,552
CORPORATE BONDS — 7.7%
Aerospace and Defense — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	190,000	206,625
L-3 Communications Corp., 4.75%, 7/15/20	80,000	87,026
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	99,160
Raytheon Co., 2.50%, 12/15/22	10,000	9,680
TransDigm, Inc., 6.00%, 7/15/22(2)	130,000	132,437
United Technologies Corp., 6.05%, 6/1/36	106,000	137,777
		672,705
Auto Components†
Allison Transmission, Inc., 7.125%, 5/15/19(2)	150,000	159,375
Dana Holding Corp., 6.75%, 2/15/21	65,000	69,712
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	50,000	54,625
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	147,825
UCI International, Inc., 8.625%, 2/15/19	75,000	72,000
		503,537
Automobiles — 0.1%
American Honda Finance Corp., 1.50%, 9/11/17(2)	30,000	30,122
American Honda Finance Corp., 2.125%, 10/10/18	50,000	50,782
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	345,000	372,824
Daimler Finance North America LLC, 2.625%, 9/15/16(2)	50,000	51,598
Ford Motor Co., 4.75%, 1/15/43	30,000	31,556
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	80,000	88,395
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	130,000	153,008
General Motors Co., 3.50%, 10/2/18	125,000	128,281

General Motors Financial Co., Inc., 3.25%, 5/15/18	125,000	126,250
		1,032,816
Banks — 0.4%
Bank of America Corp., 4.50%, 4/1/15	130,000	132,988
Bank of America Corp., 3.75%, 7/12/16	100,000	104,871
Bank of America Corp., 6.50%, 8/1/16	10,000	10,996
Bank of America Corp., 5.75%, 12/1/17	140,000	157,149
Bank of America Corp., 5.70%, 1/24/22	170,000	197,787
Bank of America Corp., MTN, 4.00%, 4/1/24	30,000	30,969
Bank of America Corp., MTN, 5.00%, 1/21/44	30,000	32,757
Bank of America N.A., 5.30%, 3/15/17	510,000	556,491
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	82,786
Barclays Bank plc, 7.625%, 11/21/22	100,000	112,500
BB&T Corp., MTN, 3.20%, 3/15/16	105,000	108,842
BB&T Corp., MTN, 2.05%, 6/19/18	40,000	40,459
Capital One Financial Corp., 1.00%, 11/6/15	40,000	40,102
Citigroup, Inc., 5.50%, 2/15/17	80,000	87,470
Citigroup, Inc., 1.75%, 5/1/18	160,000	159,389
Citigroup, Inc., 4.50%, 1/14/22	240,000	262,648
Citigroup, Inc., 4.05%, 7/30/22	30,000	30,977
Citigroup, Inc., 3.75%, 6/16/24	80,000	81,788
Citigroup, Inc., 6.00%, 10/31/33	60,000	69,718
Citigroup, Inc., 6.68%, 9/13/43	20,000	25,553
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	53,588
Fifth Third Bancorp, 4.30%, 1/16/24	40,000	42,134
JPMorgan Chase & Co., 6.00%, 1/15/18	480,000	545,640
JPMorgan Chase & Co., 4.625%, 5/10/21	30,000	33,223
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	40,316
JPMorgan Chase & Co., 3.625%, 5/13/24	110,000	112,316
KeyCorp, MTN, 2.30%, 12/13/18	80,000	80,804
KFW, 2.00%, 6/1/16	160,000	164,212
KFW, 2.00%, 10/4/22	50,000	48,804
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)	245,000	268,887
Regions Bank, 6.45%, 6/26/37	175,000	209,307
Regions Financial Corp., 5.75%, 6/15/15	70,000	72,720
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	300,000	318,750
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	148,125
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	110,000	115,807
SunTrust Banks, Inc., 3.60%, 4/15/16	29,000	30,263
U.S. Bancorp, 3.44%, 2/1/16	70,000	72,534
U.S. Bancorp, MTN, 3.00%, 3/15/22	50,000	50,911
U.S. Bancorp, MTN, 2.95%, 7/15/22	20,000	19,919
Wells Fargo & Co., 3.68%, 6/15/16	90,000	94,666
Wells Fargo & Co., 4.125%, 8/15/23	100,000	105,232
Wells Fargo & Co., MTN, 2.10%, 5/8/17	10,000	10,245
Wells Fargo & Co., MTN, 4.60%, 4/1/21	100,000	111,834
Wells Fargo & Co., MTN, 4.10%, 6/3/26	70,000	71,851
		5,148,328

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	210,000	259,387
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	130,000	127,640
Coca-Cola Co. (The), 1.80%, 9/1/16	100,000	102,392
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	200,000	210,273
		699,692
Biotechnology†
Amgen, Inc., 2.125%, 5/15/17	120,000	122,810
Amgen, Inc., 4.10%, 6/15/21	40,000	43,163
Amgen, Inc., 5.375%, 5/15/43	70,000	80,875
Celgene Corp., 3.25%, 8/15/22	40,000	40,679
Celgene Corp., 3.625%, 5/15/24	50,000	51,072
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	44,257
		382,856
Building Products†
Masco Corp., 6.125%, 10/3/16	100,000	108,750
Masco Corp., 5.95%, 3/15/22	115,000	126,069
USG Corp., 8.375%, 10/15/18(2)	100,000	104,950
		339,769
Capital Markets — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	50,000	53,106
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	190,000	216,977
Dresdner Funding Trust I, 8.15%, 6/30/31(2)	200,000	238,500
E*TRADE Financial Corp., 6.00%, 11/15/17	65,000	67,519
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	76,571
		652,673
Chemicals — 0.1%
Ashland, Inc., 4.75%, 8/15/22	195,000	196,219
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	61,574
Dow Chemical Co. (The), 4.25%, 11/15/20	70,000	76,514
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	20,000	20,110
Eastman Chemical Co., 2.40%, 6/1/17	40,000	40,997
Eastman Chemical Co., 3.60%, 8/15/22	80,000	82,345
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,956
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	175,000	182,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	125,000	132,187
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	100,000	101,750
Huntsman International LLC, 8.625%, 3/15/21	50,000	55,125
Ineos Finance plc, 8.375%, 2/15/19(2)	100,000	108,875
Ineos Finance plc, 7.50%, 5/1/20(2)	125,000	135,469
Mosaic Co. (The), 4.25%, 11/15/23	50,000	53,542
Mosaic Co. (The), 5.625%, 11/15/43	40,000	46,404
		1,326,067
Commercial Services and Supplies — 0.1%
ACCO Brands Corp., 6.75%, 4/30/20	30,000	31,950
ADT Corp. (The), 6.25%, 10/15/21	150,000	159,000
Ceridian LLC, 8.875%, 7/15/19(2)	175,000	196,875
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	113,575
Covanta Holding Corp., 5.875%, 3/1/24	75,000	78,000

Envision Healthcare Corp., 5.125%, 7/1/22(2)	200,000	202,500
Iron Mountain, Inc., 8.375%, 8/15/21	42,000	43,890
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	160,038
Modular Space Corp., 10.25%, 1/31/19(2)	150,000	156,000
Pitney Bowes, Inc., 4.625%, 3/15/24	60,000	62,516
Republic Services, Inc., 3.55%, 6/1/22	100,000	104,631
ServiceMaster Co., 8.00%, 2/15/20	120,000	129,300
		1,438,275
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(2)	465,000	494,062
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	122,812
Apple, Inc., 1.00%, 5/3/18	60,000	58,854
Apple, Inc., 2.85%, 5/6/21	60,000	61,145
Apple, Inc., 3.45%, 5/6/24	130,000	133,849
Avaya, Inc., 7.00%, 4/1/19(2)	140,000	140,000
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	71,185
Cisco Systems, Inc., 5.90%, 2/15/39	50,000	62,716
CommScope, Inc., 5.50%, 6/15/24(2)	65,000	66,463
Crown Castle International Corp., 5.25%, 1/15/23	260,000	269,831
Nokia Oyj, 5.375%, 5/15/19	50,000	53,750
SBA Communications Corp., 5.625%, 10/1/19	50,000	52,625
SBA Communications Corp., 4.875%, 7/15/22(2)	75,000	74,063
		1,661,355
Construction and Engineering†
Tutor Perini Corp., 7.625%, 11/1/18	75,000	78,562
Construction Materials — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	100,625
Builders FirstSource, Inc., 7.625%, 6/1/21(2)	75,000	78,563
Building Materials Corp. of America, 6.75%, 5/1/21(2)	105,000	112,875
Covanta Holding Corp., 7.25%, 12/1/20	120,000	130,200
Interline Brands, Inc., PIK, 10.00%, 11/15/18	90,000	95,625
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	54,750
Nortek, Inc., 8.50%, 4/15/21	125,000	136,562
Owens Corning, 4.20%, 12/15/22	50,000	51,642
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	95,000	105,925
USG Corp., 5.875%, 11/1/21(2)	25,000	26,250
Vulcan Materials Co., 7.00%, 6/15/18	100,000	113,500
		1,006,517
Consumer Finance — 0.3%
24 Hour Holdings III LLC, 8.00%, 6/1/22(2)	60,000	58,500
American Express Co., 1.55%, 5/22/18	50,000	49,591
American Express Credit Corp., 1.30%, 7/29/16	70,000	70,779
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(2)	125,000	124,687
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(2)	110,000	112,063
CIT Group, Inc., 4.25%, 8/15/17	505,000	525,200
CIT Group, Inc., 5.50%, 2/15/19(2)	120,000	129,825
CIT Group, Inc., 3.875%, 2/19/19	115,000	116,725
CIT Group, Inc., 5.00%, 8/15/22	320,000	338,800
CIT Group, Inc., 5.00%, 8/1/23	125,000	130,812

Equifax, Inc., 3.30%, 12/15/22	60,000	59,749
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	75,000	78,750
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	70,000	74,375
Harland Clarke Holdings Corp., 9.25%, 3/1/21(2)	35,000	36,444
Navient LLC, 5.50%, 1/25/23	455,000	458,412
PNC Bank N.A., 6.00%, 12/7/17	230,000	262,014
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	175,000	191,625
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	90,000	94,163
		2,912,514
Containers and Packaging — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19	175,000	182,219
Ardagh Packaging Finance plc, 9.125%, 10/15/20(2)	120,000	131,400
Ball Corp., 5.00%, 3/15/22	115,000	120,031
Ball Corp., 4.00%, 11/15/23	35,000	33,687
Berry Plastics Corp., 9.75%, 1/15/21	75,000	84,844
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(2)	150,000	152,625
Consolidated Container Co., 10.125%, 7/15/20(2)	930,000	930,000
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	105,000	103,556
Packaging Dynamics Corp., 8.75%, 2/1/16(2)	60,000	61,725
Rock-Tenn Co., 3.50%, 3/1/20	50,000	51,775
		1,851,862
Diversified Consumer Services†
Catholic Health Initiatives, 1.60%, 11/1/17	20,000	20,019
Catholic Health Initiatives, 2.95%, 11/1/22	40,000	39,123
Johns Hopkins University, 4.08%, 7/1/53	20,000	20,486
Laureate Education, Inc., 9.25%, 9/1/19(2)	125,000	128,750
Service Corp. International/US, 5.375%, 1/15/22	75,000	78,000
		286,378
Diversified Financial Services — 0.4%
Ally Financial, Inc., 5.50%, 2/15/17	125,000	133,672
Ally Financial, Inc., 6.25%, 12/1/17	100,000	110,375
Ally Financial, Inc., 4.75%, 9/10/18	150,000	158,250
Ally Financial, Inc., 3.50%, 1/27/19	150,000	151,500
Ally Financial, Inc., 8.00%, 3/15/20	175,000	213,062
Ally Financial, Inc., 8.00%, 11/1/31	70,000	90,912
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	110,000	118,061
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)	125,000	132,187
DFC Finance Corp., 10.50%, 6/15/20(2)	160,000	163,000
General Electric Capital Corp., MTN, 5.625%, 9/15/17	435,000	488,942
General Electric Capital Corp., MTN, 6.00%, 8/7/19	220,000	259,341
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	170,000	172,810
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	300,000	308,677
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	50,000	58,086
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24	80,000	82,632
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	90,000	111,319
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	80,000	90,450
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	30,000	31,523
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21(2)	75,000	79,313
HSBC Holdings plc, 5.10%, 4/5/21	70,000	80,309

HSBC Holdings plc, 4.00%, 3/30/22	30,000	32,190
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	90,000	96,525
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	80,000	83,800
Morgan Stanley, 5.75%, 1/25/21	50,000	58,137
Morgan Stanley, 5.00%, 11/24/25	190,000	204,306
Morgan Stanley, MTN, 6.625%, 4/1/18	210,000	243,359
Morgan Stanley, MTN, 5.625%, 9/23/19	190,000	217,354
Serta Simmons Holdings LLC, 8.125%, 10/1/20(2)	230,000	248,975
Societe Generale SA, VRN, 5.92%, 4/5/17(2)	100,000	106,875
UBS AG, 7.625%, 8/17/22	160,000	190,121
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	227,194
UPCB Finance III Ltd., 6.625%, 7/1/20(2)	150,000	159,375
		4,902,632
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.625%, 12/1/22	120,000	116,535
AT&T, Inc., 6.55%, 2/15/39	91,000	116,458
AT&T, Inc., 4.30%, 12/15/42	60,000	58,681
AT&T, Inc., 4.80%, 6/15/44	40,000	42,044
British Telecommunications plc, 5.95%, 1/15/18	170,000	193,532
CenturyLink, Inc., 5.625%, 4/1/20	355,000	376,744
CenturyLink, Inc., 7.65%, 3/15/42	100,000	102,000
Cincinnati Bell, Inc., 8.75%, 3/15/18	96,000	100,680
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	170,000	173,803
Frontier Communications Corp., 7.125%, 3/15/19	165,000	183,975
Frontier Communications Corp., 8.50%, 4/15/20	50,000	58,375
Frontier Communications Corp., 7.125%, 1/15/23	125,000	132,500
Hughes Satellite Systems Corp., 6.50%, 6/15/19	100,000	110,500
Inmarsat Finance plc, 4.875%, 5/15/22(2)	50,000	50,250
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	230,000	243,512
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	175,000	187,687
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	135,312
Level 3 Financing, Inc., 8.625%, 7/15/20	340,000	378,250
Orange SA, 4.125%, 9/14/21	70,000	75,426
Softbank Corp., 4.50%, 4/15/20(2)	110,000	112,338
Sprint Capital Corp., 6.90%, 5/1/19	135,000	145,631
Sprint Capital Corp., 8.75%, 3/15/32	100,000	112,000
Telecom Italia Capital SA, 7.00%, 6/4/18	235,000	267,312
Telecom Italia Capital SA, 6.375%, 11/15/33	305,000	315,294
Telecom Italia Capital SA, 7.72%, 6/4/38	125,000	146,250
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	11,372
Verizon Communications, Inc., 3.65%, 9/14/18	190,000	202,771
Verizon Communications, Inc., 4.50%, 9/15/20	50,000	54,983
Verizon Communications, Inc., 5.15%, 9/15/23	130,000	147,312
Verizon Communications, Inc., 5.05%, 3/15/34	270,000	295,563
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	41,289
Verizon Communications, Inc., 6.55%, 9/15/43	51,000	65,844
Verizon Communications, Inc., 4.86%, 8/21/46(2)	13,000	13,697
Verizon Communications, Inc., 5.01%, 8/21/54(2)	49,000	51,407
Virgin Media Finance plc, 8.375%, 10/15/19	85,000	89,250

Windstream Corp., 7.875%, 11/1/17	20,000	22,825
Windstream Corp., 7.75%, 10/15/20	115,000	124,488
Windstream Corp., 6.375%, 8/1/23	95,000	95,594
		5,151,484
Electric Utilities — 0.1%
AES Corp. (The), 4.875%, 5/15/23	270,000	266,625
Atlantic Power Corp., 9.00%, 11/15/18	425,000	445,187
		711,812
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 5.625%, 12/15/20	95,000	103,420
Sanmina Corp., 4.375%, 6/1/19(2)	175,000	176,750
Viasystems, Inc., 7.875%, 5/1/19(2)	50,000	52,000
		332,170
Energy Equipment and Services — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	145,000	153,700
Ensco plc, 3.25%, 3/15/16	60,000	62,147
Ensco plc, 4.70%, 3/15/21	110,000	119,937
FTS International, Inc., 6.25%, 5/1/22(2)	120,000	123,300
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	140,000	137,550
Offshore Group Investment Ltd., 7.125%, 4/1/23	100,000	99,750
Paragon Offshore plc, 7.25%, 8/15/24(2)	90,000	82,800
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)	100,000	106,000
Precision Drilling Corp. Co., 5.25%, 11/15/24(2)	105,000	105,262
Schlumberger Investment SA, 3.65%, 12/1/23	60,000	63,334
SESI LLC, 6.375%, 5/1/19	50,000	52,875
Transocean, Inc., 2.50%, 10/15/17	40,000	40,499
Transocean, Inc., 6.50%, 11/15/20	70,000	79,277
Transocean, Inc., 6.375%, 12/15/21	20,000	22,672
Weatherford International Ltd., 4.50%, 4/15/22	50,000	53,496
		1,302,599

Food and Staples Retailing — 0.1%
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(2)	250,000	260,625
Delhaize Group SA, 4.125%, 4/10/19	60,000	63,652
Delhaize Group SA, 5.70%, 10/1/40	30,000	33,148
Kroger Co. (The), 6.40%, 8/15/17	120,000	136,836
Kroger Co. (The), 3.30%, 1/15/21	70,000	72,056
Rite Aid Corp., 9.25%, 3/15/20	160,000	179,600
Rite Aid Corp., 6.75%, 6/15/21	125,000	133,281
SUPERVALU, Inc., 6.75%, 6/1/21	80,000	82,400
Wal-Mart Stores, Inc., 2.55%, 4/11/23	20,000	19,593
		981,191
Food Products — 0.1%
ARAMARK Corp., 5.75%, 3/15/20	65,000	68,413
Big Heart Pet Brands, 7.625%, 2/15/19	132,000	136,455
HJ Heinz Co., 4.25%, 10/15/20	125,000	126,875
JBS Investments GmbH, 7.25%, 4/3/24(2)	70,000	73,675
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	85,000	91,927

JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(2)	70,000	75,075
Kellogg Co., 4.45%, 5/30/16	130,000	138,059
Kraft Foods Group, Inc., 5.00%, 6/4/42	30,000	32,780
Mondelez International, Inc., 4.00%, 2/1/24	50,000	52,674
Mondelez International, Inc., 6.50%, 2/9/40	21,000	27,682
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	75,000	75,000
Post Holdings, Inc., 7.375%, 2/15/22	150,000	157,875
Smithfield Foods, Inc., 6.625%, 8/15/22	75,000	82,875
Tyson Foods, Inc., 4.50%, 6/15/22	50,000	54,117
		1,193,482
Gas Utilities — 0.3%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	75,000	80,063
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20	75,000	79,500
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	150,000	153,000
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	50,000	54,625
El Paso Corp., 7.25%, 6/1/18	70,000	81,200
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	50,000	58,409
Enable Midstream Partners LP, 3.90%, 5/15/24(2)	50,000	50,612
Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	104,056
Enbridge, Inc., 4.50%, 6/10/44	40,000	40,149
Energy Transfer Equity LP, 5.875%, 1/15/24	70,000	74,288
Energy Transfer Partners LP, 4.15%, 10/1/20	70,000	74,142
Energy Transfer Partners LP, 5.20%, 2/1/22	30,000	33,149
Energy Transfer Partners LP, 3.60%, 2/1/23	60,000	59,705
Energy Transfer Partners LP, 6.50%, 2/1/42	40,000	48,267
Enterprise Products Operating LLC, 6.30%, 9/15/17	120,000	137,274
Enterprise Products Operating LLC, 4.85%, 3/15/44	60,000	63,921
Enterprise Products Operating LLC, 5.10%, 2/15/45	40,000	44,300
Genesis Energy LP, 5.625%, 6/15/24	130,000	130,162
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	30,000	30,587
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	105,884
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	310,000	346,812
Magellan Midstream Partners LP, 6.55%, 7/15/19	86,000	101,833
Magellan Midstream Partners LP, 5.15%, 10/15/43	20,000	22,473
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.50%, 7/15/23	50,000	51,063
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	104,000
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	90,000	93,359
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	125,000	131,562
Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	110,000	111,375
Rockies Express Pipeline LLC, 5.625%, 4/15/20(2)	310,000	328,600
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	100,000	106,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22(2)	125,000	135,781
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	200,000	209,000
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	108,438
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	57,770
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	190,000	190,475

TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	58,198
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	48,052
Williams Cos., Inc. (The), 5.75%, 6/24/44	30,000	30,441
Williams Partners LP, 4.125%, 11/15/20	80,000	85,247
		3,823,772
Health Care Equipment and Supplies — 0.1%
Alere, Inc., 8.625%, 10/1/18	60,000	63,150
Alere, Inc., 6.50%, 6/15/20	100,000	101,625
Baxter International, Inc., 3.20%, 6/15/23	30,000	30,160
Biomet, Inc., 6.50%, 8/1/20	160,000	172,600
Crimson Merger Sub, Inc., 6.625%, 5/15/22(2)	50,000	47,813
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	52,375
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	200,000	223,750
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	57,187
Mallinckrodt International Finance SA, 4.75%, 4/15/23	170,000	161,075
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22(2)	70,000	71,575
Medtronic, Inc., 2.75%, 4/1/23	30,000	29,352
		1,010,662
Health Care Providers and Services — 0.4%
21st Century Oncology, Inc., 8.875%, 1/15/17	20,000	19,950
Acadia Healthcare Co., Inc., 5.125%, 7/1/22(2)	100,000	101,500
Aetna, Inc., 2.75%, 11/15/22	60,000	59,053
Amsurg Corp., 5.625%, 7/15/22(2)	150,000	154,125
Capella Healthcare, Inc., 9.25%, 7/1/17	75,000	78,750
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	100,000	104,250
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	150,000	163,500
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	55,000	59,606
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(2)	260,000	277,550
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	60,000	63,488
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	117,700
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	157,000	159,551
Express Scripts Holding Co., 2.65%, 2/15/17	150,000	155,196
Express Scripts Holding Co., 7.25%, 6/15/19	90,000	109,767
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	140,000	154,700
Gentiva Health Services, Inc., 11.50%, 9/1/18	140,000	150,325
HCA Holdings, Inc., 7.75%, 5/15/21	140,000	152,950
HCA, Inc., 7.25%, 9/15/20	100,000	106,500
HCA, Inc., 7.50%, 2/15/22	215,000	251,012
HCA, Inc., 5.875%, 3/15/22	75,000	81,750
HCA, Inc., 4.75%, 5/1/23	150,000	151,688
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	220,000	233,750
LifePoint Hospitals, Inc., 5.50%, 12/1/21(2)	175,000	183,312
NYU Hospitals Center, 4.43%, 7/1/42	30,000	29,672
Tenet Healthcare Corp., 5.00%, 3/1/19(2)	120,000	121,800
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	178,612
Tenet Healthcare Corp., 6.00%, 10/1/20	160,000	174,000

Tenet Healthcare Corp., 4.50%, 4/1/21	40,000	40,250
Tenet Healthcare Corp., 8.125%, 4/1/22	195,000	224,981
UnitedHealth Group, Inc., 2.875%, 3/15/23	40,000	39,751
UnitedHealth Group, Inc., 4.25%, 3/15/43	60,000	61,220
Universal Health Services, Inc., 4.75%, 8/1/22(2)	100,000	101,875
		4,062,134
Hotels, Restaurants and Leisure — 0.3%
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	75,000	75,375
Boyd Gaming Corp., 9.125%, 12/1/18	230,000	243,225
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	95,000	24,605
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	445,000	360,450
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(2)	125,000	131,094
Graton Economic Development Authority, 9.625%, 9/1/19(2)	90,000	101,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21(2)	255,000	270,778
MCE Finance Ltd., 5.00%, 2/15/21(2)	175,000	175,000
MGM Resorts International, 8.625%, 2/1/19	75,000	88,688
MGM Resorts International, 5.25%, 3/31/20	140,000	146,300
Pinnacle Entertainment, 7.50%, 4/15/21	315,000	339,412
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	95,000	103,787
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	84,400
Station Casinos LLC, 7.50%, 3/1/21	330,000	358,050
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	113,925
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	175,000	184,625
Wynn Macau Ltd., 5.25%, 10/15/21(2)	200,000	204,000
		3,004,964
Household Durables — 0.2%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	136,563
Beazer Homes USA, Inc., 7.25%, 2/1/23	20,000	20,650
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	130,156
Century Communities, Inc., 6.875%, 5/15/22(2)	30,000	30,750
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	470,000	477,344
KB Home, 4.75%, 5/15/19	110,000	110,275
Lennar Corp., 6.95%, 6/1/18	50,000	55,625
Meritage Homes Corp., 7.00%, 4/1/22	125,000	137,187
Standard Pacific Corp., 8.375%, 5/15/18	345,000	401,925
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(2)	150,000	150,000
Taylor Morrison, Inc., 7.75%, 4/15/20(2)	180,000	195,750
Toll Brothers Finance Corp., 4.00%, 12/31/18	100,000	102,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	50,000	57,375
WCI Communities, Inc., 6.875%, 8/15/21	160,000	164,200
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(2)	200,000	204,750
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	138,750
		2,513,300
Household Products — 0.1%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	41,650
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	100,000	105,500

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	95,000	103,312
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	139,219
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	150,000	157,500
Spectrum Brands, Inc., 6.375%, 11/15/20	305,000	329,400
Spectrum Brands, Inc., 6.625%, 11/15/22	130,000	141,375
		1,017,956
Industrial Conglomerates — 0.1%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(2)	80,000	80,200
Bombardier, Inc., 7.50%, 3/15/18(2)	80,000	89,600
Bombardier, Inc., 5.75%, 3/15/22(2)	170,000	173,825
General Electric Co., 5.25%, 12/6/17	190,000	213,072
General Electric Co., 4.125%, 10/9/42	60,000	61,803
HD Supply, Inc., 8.125%, 4/15/19	100,000	109,500
HD Supply, Inc., 7.50%, 7/15/20	285,000	307,800
Jack Cooper Holdings Corp., 9.25%, 6/1/20(2)	75,000	81,844
Schaeffler Finance BV, 7.75%, 2/15/17(2)	125,000	139,688
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(2)	90,000	89,775
		1,347,107
Insurance — 0.3%
Aircastle Ltd., 6.75%, 4/15/17	120,000	131,100
Allstate Corp. (The), 4.50%, 6/15/43	30,000	32,032
Allstate Corp. (The), VRN, 5.75%, 8/15/23	30,000	32,156
American International Group, Inc., 4.875%, 6/1/22	140,000	157,411
American International Group, Inc., 4.50%, 7/16/44	40,000	41,427
American International Group, Inc., MTN, 5.85%, 1/16/18	120,000	136,275
American International Group, Inc., VRN, 8.18%, 5/15/38	130,000	179,725
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	70,000	77,303
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	40,000	40,638
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	52,931
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(2)	125,000	132,500
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	135,000	119,138
Genworth Holdings, Inc., 7.20%, 2/15/21	40,000	47,742
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	60,000	68,672
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	20,000	24,957
International Lease Finance Corp., 5.75%, 5/15/16	215,000	228,303
International Lease Finance Corp., 8.75%, 3/15/17	205,000	235,109
International Lease Finance Corp., 6.25%, 5/15/19	125,000	138,900
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)	50,000	50,820
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)	175,000	186,812
Lincoln National Corp., 6.25%, 2/15/20	100,000	117,990
Markel Corp., 4.90%, 7/1/22	70,000	77,319
Markel Corp., 3.625%, 3/30/23	20,000	20,171
MetLife, Inc., 1.76%, 12/15/17	40,000	40,354
MetLife, Inc., 4.125%, 8/13/42	30,000	29,582
MetLife, Inc., 4.875%, 11/13/43	20,000	22,179
Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	30,300

Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	68,806
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	40,000	47,458
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	50,000	52,097
Travelers Cos., Inc. (The), 4.60%, 8/1/43	40,000	43,177
Voya Financial, Inc., 5.50%, 7/15/22	80,000	91,813
Voya Financial, Inc., 5.70%, 7/15/43	50,000	59,680
Voya Financial, Inc., VRN, 5.65%, 5/15/23	125,000	127,812
WR Berkley Corp., 4.625%, 3/15/22	40,000	43,347
WR Berkley Corp., 4.75%, 8/1/44	30,000	30,302
		3,016,338
Internet Software and Services†
Equinix, Inc., 7.00%, 7/15/21	75,000	82,125
Expedia, Inc., 4.50%, 8/15/24	30,000	30,316
IAC/InterActiveCorp, 4.75%, 12/15/22	75,000	74,625
Netflix, Inc., 5.375%, 2/1/21	40,000	42,100
Netflix, Inc., 5.75%, 3/1/24(2)	175,000	184,188
VeriSign, Inc., 4.625%, 5/1/23	40,000	39,500
		452,854
IT Services — 0.1%
Audatex North America, Inc., 6.00%, 6/15/21(2)	100,000	106,500
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	65,000	69,225
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	53,005
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	40,005
First Data Corp., 7.375%, 6/15/19(2)	250,000	267,500
First Data Corp., 8.875%, 8/15/20(2)	100,000	109,250
First Data Corp., 8.25%, 1/15/21(2)	460,000	503,700
First Data Corp., 12.625%, 1/15/21	20,000	24,500
First Data Corp., 11.75%, 8/15/21	174,000	206,625
SunGard Data Systems, Inc., 7.375%, 11/15/18	62,000	64,867
Xerox Corp., 2.95%, 3/15/17	30,000	31,229
		1,476,406
Life Sciences Tools and Services†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	67,749
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	63,506
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	50,000	57,229
		188,484
Machinery — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	170,000	195,075
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	90,000	90,404
Deere & Co., 5.375%, 10/16/29	120,000	144,534
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	131,100
Navistar International Corp., 8.25%, 11/1/21	50,000	52,063
Terex Corp., 6.50%, 4/1/20	50,000	53,750
		666,926
Marine†
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	320,000	331,200

Media — 0.6%
21st Century Fox America, Inc., 6.90%, 8/15/39	100,000	133,069
Altice SA, 7.75%, 5/15/22(2)	110,000	117,150
AMC Entertainment, Inc., 9.75%, 12/1/20	90,000	101,475
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	152,812
CBS Corp., 4.85%, 7/1/42	30,000	30,331
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	75,000	81,188
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	215,000	219,031
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(2)	60,000	59,775
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	56,169
Clear Channel Communications, Inc., 9.00%, 3/1/21	135,000	140,569
Clear Channel Communications, Inc., PIK, 14.00%, 2/1/21	308,580	310,894
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	236,500
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	100,000	107,500
Comcast Corp., 5.90%, 3/15/16	243,000	262,182
Comcast Corp., 6.40%, 5/15/38	100,000	131,544
CSC Holdings LLC, 7.625%, 7/15/18	150,000	171,937
CSC Holdings LLC, 6.75%, 11/15/21	120,000	132,450
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	125,000	130,156
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	70,000	78,562
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.45%, 4/1/24	70,000	75,262
Discovery Communications LLC, 5.625%, 8/15/19	50,000	57,157
Discovery Communications LLC, 3.25%, 4/1/23	30,000	29,727
DISH DBS Corp., 4.625%, 7/15/17	130,000	135,850
DISH DBS Corp., 6.75%, 6/1/21	260,000	291,512
DISH DBS Corp., 5.00%, 3/15/23	95,000	94,763
Embarq Corp., 8.00%, 6/1/36	40,000	45,096
Gray Television, Inc., 7.50%, 10/1/20	75,000	79,500
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	30,000	30,969
Lamar Media Corp., 5.875%, 2/1/22	115,000	121,325
Lamar Media Corp., 5.00%, 5/1/23	140,000	140,350
Level 3 Escrow II, Inc., 5.375%, 8/15/22(2)	40,000	40,300
McClatchy Co. (The), 9.00%, 12/15/22	50,000	56,500
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)	95,000	100,819
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	68,767
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	55,337
NBCUniversal Media LLC, 2.875%, 1/15/23	150,000	150,074
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	108,000	109,080
Numericable Group SA, 6.00%, 5/15/22(2)	380,000	391,875
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	10,301
Qwest Corp., 7.50%, 10/1/14	90,000	90,452
Regal Entertainment Group, 5.75%, 3/15/22	100,000	103,000
RR Donnelley & Sons Co., 7.25%, 5/15/18	27,000	30,578
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	138,125
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	102,500
Sinclair Television Group, Inc., 5.625%, 8/1/24(2)	80,000	80,200

Sirius XM Holdings, Inc., 4.25%, 5/15/20(2)	75,000	73,688
Sirius XM Holdings, Inc., 5.875%, 10/1/20(2)	125,000	130,938
Sirius XM Holdings, Inc., 5.75%, 8/1/21(2)	125,000	130,625
Time Warner Cable, Inc., 6.75%, 7/1/18	35,000	41,165
Time Warner Cable, Inc., 5.50%, 9/1/41	30,000	34,885
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	50,866
Time Warner, Inc., 7.70%, 5/1/32	130,000	184,147
Time Warner, Inc., 5.35%, 12/15/43	40,000	44,404
Univision Communications, Inc., 6.875%, 5/15/19(2)	285,000	302,812
Univision Communications, Inc., 8.50%, 5/15/21(2)	110,000	121,000
Viacom, Inc., 4.50%, 3/1/21	30,000	32,751
Viacom, Inc., 3.125%, 6/15/22	50,000	49,817
Videotron Ltee, 5.00%, 7/15/22	175,000	180,687
Visant Corp., 10.00%, 10/1/17	125,000	116,563
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	58,508
Wind Acquisition Finance SA, 4.75%, 7/15/20(2)	130,000	130,650
Wind Acquisition Finance SA, 7.375%, 4/23/21(2)	100,000	105,750
WMG Acquisition Corp., 5.625%, 4/15/22(2)	160,000	164,400
		7,236,369
Metals and Mining — 0.2%
AK Steel Corp., 7.625%, 5/15/20	40,000	41,550
Alcoa, Inc., 5.40%, 4/15/21	110,000	120,115
Alcoa, Inc., 5.95%, 2/1/37	60,000	62,137
Aleris International, Inc., 7.625%, 2/15/18	48,000	50,100
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	155,000	174,569
ArcelorMittal, 5.00%, 2/25/17	230,000	241,212
ArcelorMittal, 6.125%, 6/1/18	200,000	218,250
ArcelorMittal, 7.25%, 3/1/41	440,000	468,050
Barrick Gold Corp., 4.10%, 5/1/23	30,000	30,484
Barrick North America Finance LLC, 4.40%, 5/30/21	90,000	94,832
Barrick North America Finance LLC, 5.75%, 5/1/43	30,000	32,504
First Quantum Minerals Ltd., 6.75%, 2/15/20(2)	45,000	46,912
First Quantum Minerals Ltd., 7.00%, 2/15/21(2)	50,000	52,750
First Quantum Minerals Ltd., 7.25%, 5/15/22(2)	160,000	169,200
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(2)	100,000	105,406
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(2)	185,000	203,269
Freeport-McMoRan, Inc., 3.875%, 3/15/23	20,000	20,337
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	50,000	54,515
Newmont Mining Corp., 6.25%, 10/1/39	30,000	32,410
Southern Copper Corp., 5.25%, 11/8/42	20,000	19,516
Steel Dynamics, Inc., 5.25%, 4/15/23	95,000	96,900
Teck Resources Ltd., 3.15%, 1/15/17	60,000	62,533
United States Steel Corp., 7.375%, 4/1/20	40,000	45,150
Vale Overseas Ltd., 5.625%, 9/15/19	100,000	113,494
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	21,801
Vale SA, 5.625%, 9/11/42	10,000	10,380
		2,588,376

Multi-Utilities — 0.2%
Calpine Corp., 5.375%, 1/15/23	100,000	101,125
Calpine Corp., 5.75%, 1/15/25	155,000	156,744
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	9,424
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	39,018
Constellation Energy Group, Inc., 5.15%, 12/1/20	70,000	78,598
Consumers Energy Co., 2.85%, 5/15/22	20,000	20,223
Consumers Energy Co., 3.375%, 8/15/23	70,000	73,007
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	139,423
Dominion Resources, Inc., 2.75%, 9/15/22	50,000	49,437
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	32,868
Duke Energy Corp., 3.55%, 9/15/21	40,000	42,195
Duke Energy Florida, Inc., 6.35%, 9/15/37	51,000	69,618
Edison International, 3.75%, 9/15/17	90,000	95,790
EDP Finance BV, 6.00%, 2/2/18(2)	120,000	130,624
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	41,837
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	33,279
Florida Power Corp., 3.85%, 11/15/42	40,000	39,929
GenOn Energy, Inc., 9.50%, 10/15/18	165,000	176,138
GenOn Energy, Inc., 9.875%, 10/15/20	80,000	84,800
Georgia Power Co., 4.30%, 3/15/42	30,000	31,000
Ipalco Enterprises, Inc., 5.00%, 5/1/18	107,000	113,955
Nisource Finance Corp., 4.45%, 12/1/21	40,000	43,454
Nisource Finance Corp., 5.65%, 2/1/45	40,000	46,447
NRG Energy, Inc., 7.625%, 1/15/18	200,000	225,700
NRG Energy, Inc., 6.25%, 7/15/22(2)	50,000	52,625
NRG Energy, Inc., 6.25%, 5/1/24(2)	120,000	124,500
PacifiCorp, 6.00%, 1/15/39	30,000	39,355
Potomac Electric Power Co., 3.60%, 3/15/24	40,000	41,679
Progress Energy, Inc., 3.15%, 4/1/22	40,000	40,680
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	33,813
RJS Power Holdings LLC, 5.125%, 7/15/19(2)	80,000	81,400
Sempra Energy, 6.50%, 6/1/16	40,000	43,858
Sempra Energy, 2.875%, 10/1/22	70,000	69,685
Southern Power Co., 5.15%, 9/15/41	20,000	22,806
Xcel Energy, Inc., 4.80%, 9/15/41	20,000	22,391
		2,447,425
Multiline Retail — 0.1%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	215,000	202,100
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	131,875
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	60,000	63,428
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	80,000	80,652
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(2)	130,000	140,887
Target Corp., 4.00%, 7/1/42	100,000	97,423
		716,365

Oil, Gas and Consumable Fuels — 0.7%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	155,000	111,212
Alpha Natural Resources, Inc., 7.50%, 8/1/20(2)	20,000	19,350
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	128,400
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	175,000	185,062
Anadarko Petroleum Corp., 5.95%, 9/15/16	70,000	76,887
Anadarko Petroleum Corp., 6.45%, 9/15/36	40,000	51,513
Antero Resources Corp., 5.125%, 12/1/22(2)	140,000	142,275
Apache Corp., 4.75%, 4/15/43	30,000	32,001
Arch Coal, Inc., 7.25%, 10/1/20	30,000	21,000
BP Capital Markets plc, 4.50%, 10/1/20	70,000	77,353
Chesapeake Energy Corp., 6.625%, 8/15/20	300,000	347,250
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	106,250
Chesapeake Energy Corp., 5.75%, 3/15/23	75,000	84,094
Chevron Corp., 2.43%, 6/24/20	30,000	30,545
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	50,000	52,180
Concho Resources, Inc., 5.50%, 10/1/22	195,000	209,625
Concho Resources, Inc., 5.50%, 4/1/23	125,000	134,062
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	41,517
Continental Resources, Inc., 4.90%, 6/1/44(2)	60,000	63,706
Denbury Resources, Inc., 5.50%, 5/1/22	60,000	61,575
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	121,250
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,321
Devon Energy Corp., 5.60%, 7/15/41	60,000	70,728
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	105,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(2)	100,000	102,000
EOG Resources, Inc., 5.625%, 6/1/19	120,000	138,944
EOG Resources, Inc., 4.10%, 2/1/21	40,000	43,698
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	250,000	283,125
EXCO Resources, Inc., 7.50%, 9/15/18	120,000	119,400
Halcon Resources Corp., 8.875%, 5/15/21	175,000	185,062
Hess Corp., 6.00%, 1/15/40	30,000	37,236
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	100,000	103,438
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	160,875
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,158
MEG Energy Corp., 7.00%, 3/31/24(2)	150,000	163,500
Newfield Exploration Co., 5.625%, 7/1/24	88,000	97,346
Noble Energy, Inc., 4.15%, 12/15/21	110,000	118,453
Peabody Energy Corp., 7.375%, 11/1/16	45,000	48,881
Peabody Energy Corp., 6.00%, 11/15/18	245,000	253,575
Peabody Energy Corp., 6.50%, 9/15/20	50,000	50,563
Peabody Energy Corp., 6.25%, 11/15/21	250,000	250,000
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	37,125
Petro-Canada, 6.80%, 5/15/38	60,000	80,871
Petrobras Global Finance BV, 5.625%, 5/20/43	50,000	48,745
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	140,000	151,263

Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	50,000	52,965
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	92,200
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	21,780
Petroleos Mexicanos, 3.50%, 1/30/23	30,000	29,805
Petroleos Mexicanos, 5.50%, 6/27/44	40,000	43,590
Phillips 66, 4.30%, 4/1/22	120,000	130,260
Pioneer Natural Resources Co., 3.95%, 7/15/22	20,000	21,002
QEP Resources, Inc., 5.375%, 10/1/22	425,000	437,219
QEP Resources, Inc., 5.25%, 5/1/23	100,000	101,750
Range Resources Corp., 5.75%, 6/1/21	100,000	107,250
Range Resources Corp., 5.00%, 8/15/22	155,000	165,656
Sabine Pass LNG LP, 7.50%, 11/30/16	235,000	256,444
Samson Investment Co., 9.75%, 2/15/20	195,000	199,875
SandRidge Energy, Inc., 7.50%, 3/15/21	305,000	321,775
SandRidge Energy, Inc., 7.50%, 2/15/23	60,000	62,700
Seventy Seven Operating LLC, 6.625%, 11/15/19	125,000	134,375
Shell International Finance BV, 2.375%, 8/21/22	80,000	77,878
Shell International Finance BV, 3.625%, 8/21/42	30,000	28,520
Shell International Finance BV, 4.55%, 8/12/43	20,000	22,143
Statoil ASA, 2.45%, 1/17/23	80,000	77,992
Statoil ASA, 4.80%, 11/8/43	40,000	45,353
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	50,000	52,750
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	100,000	100,000
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	49,336
Tesoro Corp., 4.25%, 10/1/17	100,000	104,500
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	39,386
Total Capital SA, 2.125%, 8/10/18	50,000	50,827
Venoco, Inc., 8.875%, 2/15/19	140,000	135,100
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	165,000
WPX Energy, Inc., 5.25%, 1/15/17	125,000	132,187
		8,058,032
Paper and Forest Products†
Domtar Corp., 4.40%, 4/1/22	60,000	62,059
International Paper Co., 6.00%, 11/15/41	60,000	72,446
		134,505
Personal Products†
Elizabeth Arden, Inc., 7.375%, 3/15/21	60,000	56,550
Pharmaceuticals — 0.1%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,353
AbbVie, Inc., 2.90%, 11/6/22	30,000	29,552
AbbVie, Inc., 4.40%, 11/6/42	80,000	80,683
Actavis Funding SCS, 3.85%, 6/15/24(2)	30,000	30,412
Actavis, Inc., 1.875%, 10/1/17	70,000	70,346
Actavis, Inc., 3.25%, 10/1/22	60,000	59,691
Actavis, Inc., 4.625%, 10/1/42	30,000	30,037
Bristol-Myers Squibb Co., 3.25%, 8/1/42	30,000	26,008

Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19(2)	90,000	96,075
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(2)	35,000	37,581
Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22(2)	60,000	65,325
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23(2)	70,000	70,000
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	50,000	49,800
Merck & Co., Inc., 2.40%, 9/15/22	60,000	58,462
Merck & Co., Inc., 3.60%, 9/15/42	10,000	9,358
Mylan, Inc., 5.40%, 11/29/43	10,000	11,051
Roche Holdings, Inc., 6.00%, 3/1/19(2)	29,000	33,907
Roche Holdings, Inc., 7.00%, 3/1/39(2)	40,000	57,529
Sanofi, 4.00%, 3/29/21	55,000	60,115
Valeant Pharmaceuticals International, 6.875%, 12/1/18(2)	100,000	104,500
Valeant Pharmaceuticals International, 6.375%, 10/15/20(2)	225,000	236,250
Valeant Pharmaceuticals International, 6.75%, 8/15/21(2)	115,000	121,325
Valeant Pharmaceuticals International, 7.25%, 7/15/22(2)	125,000	134,219
		1,532,579
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	60,000	66,187
Corrections Corp. of America, 4.125%, 4/1/20	100,000	99,625
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21(2)	75,000	76,500
Essex Portfolio LP, 3.625%, 8/15/22	20,000	20,524
Essex Portfolio LP, 3.375%, 1/15/23	30,000	30,036
Essex Portfolio LP, 3.25%, 5/1/23	20,000	19,779
HCP, Inc., 3.75%, 2/1/16	60,000	62,456
Health Care REIT, Inc., 2.25%, 3/15/18	20,000	20,280
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	60,478
Hospitality Properties Trust, 4.65%, 3/15/24	120,000	125,321
Host Hotels & Resorts LP, 5.875%, 6/15/19	55,000	58,497
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	30,139
Kilroy Realty LP, 3.80%, 1/15/23	90,000	91,170
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	140,000	151,200
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,750
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	75,000	75,375
Senior Housing Properties Trust, 4.75%, 5/1/24	60,000	61,802
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	44,155
		1,146,274
Real Estate Management and Development†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	127,350
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(2)	160,000	160,800
		288,150
Road and Rail†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	109,278
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	44,602
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	61,786
CSX Corp., 4.25%, 6/1/21	50,000	54,849
CSX Corp., 3.70%, 11/1/23	60,000	62,556

Norfolk Southern Corp., 5.75%, 4/1/18	20,000	22,742
Union Pacific Corp., 4.00%, 2/1/21	40,000	43,910
Union Pacific Corp., 4.75%, 9/15/41	80,000	89,377
		489,100
Semiconductors and Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	110,000	118,112
Advanced Micro Devices, Inc., 7.00%, 7/1/24(2)	75,000	76,688
Amkor Technology, Inc., 6.375%, 10/1/22	75,000	79,688
Freescale Semiconductor, Inc., 8.05%, 2/1/20	103,000	111,240
Freescale Semiconductor, Inc., 6.00%, 1/15/22(2)	335,000	351,750
Intel Corp., 1.35%, 12/15/17	60,000	60,001
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(2)	50,000	52,750
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(2)	50,000	52,750
		902,979
Software — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	137,969
Intuit, Inc., 5.75%, 3/15/17	303,000	336,304
Microsoft Corp., 2.375%, 5/1/23	30,000	29,165
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	50,500
Oracle Corp., 2.50%, 10/15/22	100,000	97,493
Oracle Corp., 3.625%, 7/15/23	90,000	94,325
Oracle Corp., 3.40%, 7/8/24	50,000	50,994
Sabre, Inc., 8.50%, 5/15/19(2)	75,000	82,312
		879,062
Specialty Retail — 0.2%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(2)	100,000	101,000
Claire's Stores, Inc., 9.00%, 3/15/19(2)	40,000	41,900
Hertz Corp. (The), 6.75%, 4/15/19	125,000	131,719
Hertz Corp. (The), 7.375%, 1/15/21	115,000	123,625
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	90,884
Michaels Stores, Inc., 5.875%, 12/15/20(2)	70,000	71,085
Party City Holdings, Inc., 8.875%, 8/1/20	90,000	99,675
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	75,000	79,969
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	70,000
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	135,000	146,137
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	75,000	79,313
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	87,800
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	124,062
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(2)	125,000	120,312
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	87,338
United Rentals North America, Inc., 5.75%, 7/15/18	95,000	100,462
United Rentals North America, Inc., 8.375%, 9/15/20	300,000	328,500
United Rentals North America, Inc., 7.625%, 4/15/22	25,000	28,188
		1,911,969
Technology Hardware, Storage and Peripherals†
Dell, Inc., 2.30%, 9/10/15	40,000	40,250

Dell, Inc., 5.875%, 6/15/19	120,000	127,650
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	107,763
NCR Corp., 5.00%, 7/15/22	40,000	40,400
		316,063
Textiles, Apparel and Luxury Goods — 0.1%
Gymboree Corp., 9.125%, 12/1/18	125,000	76,562
Hanesbrands, Inc., 6.375%, 12/15/20	145,000	156,419
L Brands, Inc., 6.625%, 4/1/21	75,000	84,844
L Brands, Inc., 5.625%, 2/15/22	140,000	151,200
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22(2)	90,000	94,725
Polymer Group, Inc., 7.75%, 2/1/19	112,000	118,580
		682,330
Tobacco†
Altria Group, Inc., 2.85%, 8/9/22	140,000	137,186
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	120,658
		257,844
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV, 5.00%, 3/30/20	20,000	22,232
MetroPCS Wireless, Inc., 7.875%, 9/1/18	90,000	93,971
MetroPCS Wireless, Inc., 6.625%, 11/15/20	125,000	131,719
Sprint Communications, 6.00%, 12/1/16	245,000	261,691
Sprint Communications, 9.00%, 11/15/18(2)	100,000	119,125
Sprint Communications, 7.00%, 3/1/20(2)	100,000	112,000
Sprint Communications, 6.00%, 11/15/22	220,000	220,550
Sprint Corp., 7.25%, 9/15/21(2)	265,000	281,562
Sprint Corp., 7.125%, 6/15/24(2)	235,000	240,581
T-Mobile USA, Inc., 6.46%, 4/28/19	100,000	104,500
T-Mobile USA, Inc., 6.63%, 4/28/21	120,000	126,750
T-Mobile USA, Inc., 6.125%, 1/15/22	75,000	78,000
T-Mobile USA, Inc., 6.625%, 4/1/23	210,000	222,075
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)	120,000	121,800
Vodafone Group plc, 5.625%, 2/27/17	30,000	33,096
		2,169,652
TOTAL CORPORATE BONDS (Cost $86,199,966)		89,295,003
U.S. TREASURY SECURITIES — 5.9%
U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	66,828
U.S. Treasury Bonds, 4.375%, 11/15/39	900,000	1,123,242
U.S. Treasury Bonds, 4.375%, 5/15/41	120,000	150,666
U.S. Treasury Bonds, 2.75%, 11/15/42	1,450,000	1,360,961
U.S. Treasury Bonds, 2.875%, 5/15/43	550,000	528,602
U.S. Treasury Bonds, 3.125%, 8/15/44	200,000	201,875
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	5,250,820	6,713,258
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	838,060	1,098,644
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	783,612	1,036,266
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	696,161	682,157
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	425,031	402,617

U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	1,079,780	1,098,845
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	1,333,603	1,428,101
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	7,555,320	7,733,286
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,577,650	2,632,827
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	1,017,160	1,035,914
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	826,628	896,245
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,521,591	4,852,585
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	634,488	663,238
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,368,952	1,372,054
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,228,325	2,235,027
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,497,227	1,488,219
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	4,506,304	4,588,332
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,757,969	2,856,437
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	1,073,793	1,228,234
U.S. Treasury Notes, 1.875%, 6/30/15	500,000	507,422
U.S. Treasury Notes, 0.375%, 11/15/15	500,000	501,133
U.S. Treasury Notes, 2.125%, 12/31/15	2,500,000	2,562,500
U.S. Treasury Notes, 0.375%, 1/15/16	2,750,000	2,754,565
U.S. Treasury Notes, 0.625%, 12/15/16	1,400,000	1,399,125
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	728,766
U.S. Treasury Notes, 2.625%, 4/30/18	100,000	104,898
U.S. Treasury Notes, 1.375%, 7/31/18	4,600,000	4,602,875
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	698,988
U.S. Treasury Notes, 1.25%, 10/31/18	3,800,000	3,770,611
U.S. Treasury Notes, 1.625%, 8/31/19(3)	2,200,000	2,199,743
U.S. Treasury Notes, 1.75%, 5/15/23	1,250,000	1,200,489
TOTAL U.S. TREASURY SECURITIES (Cost $66,381,177)		68,505,575

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 2.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.5%
FHLMC, VRN, 1.74%, 9/15/14	76,240	77,331
FHLMC, VRN, 1.84%, 9/15/14	175,973	179,073
FHLMC, VRN, 1.97%, 9/15/14	149,857	153,680
FHLMC, VRN, 1.98%, 9/15/14	131,068	133,756
FHLMC, VRN, 2.09%, 9/15/14	330,086	333,218
FHLMC, VRN, 2.26%, 9/15/14	120,722	128,703
FHLMC, VRN, 2.35%, 9/15/14	241,453	242,144
FHLMC, VRN, 2.375%, 9/15/14	305,634	327,417
FHLMC, VRN, 2.40%, 9/15/14	59,771	64,113
FHLMC, VRN, 2.43%, 9/15/14	91,259	97,698
FHLMC, VRN, 2.55%, 9/15/14	61,341	64,671
FHLMC, VRN, 2.87%, 9/15/14	40,446	41,691
FHLMC, VRN, 3.24%, 9/15/14	51,850	55,103
FHLMC, VRN, 3.30%, 9/15/14	144,728	151,985
FHLMC, VRN, 3.80%, 9/15/14	105,206	111,069
FHLMC, VRN, 4.08%, 9/15/14	86,839	92,017
FHLMC, VRN, 4.09%, 9/15/14	164,164	172,626

FHLMC, VRN, 4.33%, 9/15/14	128,811	135,982
FHLMC, VRN, 5.12%, 9/15/14	16,590	17,722
FHLMC, VRN, 5.21%, 9/15/14	42,736	44,886
FHLMC, VRN, 5.40%, 9/15/14	117,166	124,639
FHLMC, VRN, 6.12%, 9/15/14	37,164	39,568
FNMA, VRN, 1.90%, 9/25/14	154,249	164,128
FNMA, VRN, 1.92%, 9/25/14	294,013	310,225
FNMA, VRN, 1.94%, 9/25/14	335,705	357,616
FNMA, VRN, 1.94%, 9/25/14	404,193	426,510
FNMA, VRN, 1.94%, 9/25/14	241,009	258,204
FNMA, VRN, 1.94%, 9/25/14	209,838	224,216
FNMA, VRN, 2.27%, 9/25/14	57,553	61,737
FNMA, VRN, 2.32%, 9/25/14	156,538	167,776
FNMA, VRN, 2.71%, 9/25/14	160,453	164,459
FNMA, VRN, 3.36%, 9/25/14	103,800	107,968
FNMA, VRN, 3.36%, 9/25/14	63,024	67,533
FNMA, VRN, 3.76%, 9/25/14	74,730	78,836
FNMA, VRN, 3.84%, 9/25/14	44,944	47,907
FNMA, VRN, 3.92%, 9/25/14	92,389	97,579
FNMA, VRN, 5.29%, 9/25/14	161,261	173,168
		5,496,954
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.3%
FHLMC, 4.50%, 1/1/19	98,887	104,344
FHLMC, 5.00%, 1/1/21	132,263	143,457
FHLMC, 5.00%, 4/1/21	177,798	192,766
FHLMC, 7.00%, 8/1/29	1,489	1,681
FHLMC, 8.00%, 7/1/30	10,343	12,361
FHLMC, 5.50%, 12/1/33	86,894	97,636
FHLMC, 6.00%, 11/1/38	524,502	589,277
FHLMC, 6.50%, 7/1/47	5,341	5,828
FNMA, 4.00%, 10/14/14(5)	525,000	554,541
FNMA, 7.50%, 6/1/15	374	375
FNMA, 5.50%, 12/1/16	14,106	14,960
FNMA, 4.50%, 5/1/19	58,479	61,936
FNMA, 4.50%, 5/1/19	72,473	76,831
FNMA, 5.00%, 9/1/20	46,451	49,941
FNMA, 7.00%, 6/1/26	474	520
FNMA, 7.50%, 3/1/27	1,926	1,955
FNMA, 7.00%, 1/1/29	4,547	5,107
FNMA, 6.50%, 4/1/29	12,003	13,594
FNMA, 6.50%, 8/1/29	9,511	10,989
FNMA, 6.50%, 12/1/29	20,453	23,193
FNMA, 7.00%, 3/1/30	5,193	5,970
FNMA, 8.00%, 7/1/30	11,538	12,595
FNMA, 7.50%, 9/1/30	3,054	3,656
FNMA, 6.625%, 11/15/30	950,000	1,375,746
FNMA, 5.00%, 7/1/31	11,983	13,359
FNMA, 7.00%, 9/1/31	15,320	17,470
FNMA, 6.50%, 1/1/32	8,067	9,102

FNMA, 6.50%, 8/1/32	8,689	10,011
FNMA, 6.50%, 11/1/32	80,984	93,715
FNMA, 5.50%, 6/1/33	31,404	35,307
FNMA, 5.50%, 8/1/33	49,969	55,788
FNMA, 5.00%, 11/1/33	378,869	418,826
FNMA, 4.50%, 9/1/35	231,828	250,670
FNMA, 5.00%, 1/1/36	1,368,872	1,513,108
FNMA, 5.00%, 2/1/36	310,201	342,822
FNMA, 5.50%, 1/1/37	219,241	244,733
FNMA, 5.50%, 2/1/37	117,457	130,566
FNMA, 6.50%, 8/1/37	164,708	183,974
FNMA, 4.50%, 2/1/39	436,720	471,793
FNMA, 5.00%, 4/1/40	729,127	805,615
FNMA, 5.00%, 6/1/40	617,699	681,974
FNMA, 3.50%, 1/1/41	634,822	654,338
FNMA, 4.00%, 1/1/41	1,627,939	1,736,269
FNMA, 4.50%, 1/1/41	866,415	938,618
FNMA, 4.50%, 2/1/41	695,736	751,776
FNMA, 4.00%, 5/1/41	611,404	648,680
FNMA, 4.50%, 7/1/41	867,529	945,041
FNMA, 4.50%, 9/1/41	1,041,444	1,127,113
FNMA, 4.00%, 12/1/41	547,054	582,406
FNMA, 4.00%, 1/1/42	315,426	334,656
FNMA, 3.50%, 5/1/42	1,574,808	1,624,328
FNMA, 3.50%, 6/1/42	221,135	228,346
FNMA, 3.50%, 9/1/42	1,821,318	1,877,312
FNMA, 3.00%, 11/1/42	720,728	719,861
FNMA, 6.50%, 8/1/47	24,021	26,363
FNMA, 6.50%, 8/1/47	31,677	34,748
FNMA, 6.50%, 9/1/47	80,658	88,514
FNMA, 6.50%, 9/1/47	3,345	3,673
FNMA, 6.50%, 9/1/47	12,087	13,269
FNMA, 6.50%, 9/1/47	17,553	19,275
FNMA, 6.50%, 9/1/47	4,693	5,150
GNMA, 7.50%, 10/15/25	2,391	2,671
GNMA, 6.00%, 3/15/26	21,403	24,095
GNMA, 7.00%, 12/15/27	4,393	4,558
GNMA, 6.50%, 2/15/28	2,167	2,463
GNMA, 7.50%, 5/15/30	3,261	3,415
GNMA, 7.00%, 5/15/31	20,362	23,744
GNMA, 5.50%, 11/15/32	47,686	53,207
GNMA, 6.50%, 10/15/38	717,967	811,356
GNMA, 4.00%, 1/20/41	1,404,600	1,500,335
GNMA, 4.50%, 5/20/41	702,921	766,687
GNMA, 4.50%, 6/15/41	641,328	705,989
GNMA, 4.00%, 6/20/42	1,260,981	1,345,665
		26,242,013
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $30,771,217)		31,738,967

COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 0.6%
Private Sponsor Collateralized Mortgage Obligations — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	36,761	38,768
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.52%, 9/1/14	46,873	47,195
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	256,871	203,543
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 9/1/14	119,065	120,770
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	44,346	45,552
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.67%, 9/1/14	235,680	236,621
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	106,123	111,473
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.17%, 9/1/14	92,493	92,514
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.23%, 9/1/14	92,296	91,793
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.23%, 9/1/14	182,872	183,079
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.15%, 9/1/14	63,001	62,112
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.08%, 9/1/14	140,896	141,680
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 9/1/14	199,436	199,788
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.60%, 9/1/14	160,999	161,757
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.66%, 9/1/14	156,285	157,993
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 9/1/14	80,264	81,664
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.56%, 9/1/14	57,903	58,608
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.64%, 9/1/14	158,135	163,349
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 9/1/14(2)	76,062	75,407
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 9/1/14	271,652	278,249
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	61,673	64,970
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.13%, 9/25/14	159,884	159,204
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 9/1/14	109,745	108,428
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.59%, 9/1/14	64,002	64,812
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 9/1/14	63,724	64,424
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 9/1/14(2)	207,419	216,875
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 9/1/14	108,448	109,250
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	95,078	102,198
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 9/1/14	156,160	160,501
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 9/1/14	206,336	210,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	132,169	136,126
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	180,141	185,461
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	25,486	26,112
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	200,659	211,786
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 9/1/14	340,661	348,342
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 9/1/14	157,884	159,922
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 9/1/14	74,138	76,339
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.60%, 9/1/14	54,858	56,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 9/1/14	102,821	104,325
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 9/1/14	106,236	108,617
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.07%, 9/1/14	299,078	307,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	166,997	177,334
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	80,849	82,574
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	88,129	91,588
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	56,331	58,483
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	16,308	16,543
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.12%, 9/1/14	129,450	130,617

Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	101,327	107,136
		6,198,131
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	334,745	363,228
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	625,000	625,129
		988,357
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,157,635)		7,186,488
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 9/1/14	191,458	197,199
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 9/1/14	175,000	183,011
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	390,000	388,849
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 9/15/14(2)	275,000	275,094
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	325,000	324,560
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 9/15/14(2)	250,000	250,402
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	250,000	270,106
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 9/1/14	179,235	180,127
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 9/1/14	100,000	100,929
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	321,330	326,670
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	562,347	568,733
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	425,000	441,675
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 9/10/14(2)	375,000	377,041
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	100,000	107,903
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	150,000	162,944
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	25,966	26,740
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 9/11/14	75,000	75,574
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 9/11/14	250,000	258,406
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 9/11/14	325,000	340,388
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	175,000	173,090
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	347,959	348,964
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 9/13/14(2)	225,000	227,494
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 4.08%, 9/1/14(2)	100,000	104,177
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	123,583	123,473
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,790,205)		5,833,549
ASSET-BACKED SECURITIES(4) — 0.3%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	55,696	60,291
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(2)	225,000	227,539
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	130,000	130,786
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 9/8/14(2)	325,000	324,697
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	350,000	349,975
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.52%, 9/15/14	275,000	275,428
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	150,000	150,079
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.33%, 9/15/14	437,500	437,539
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.56%, 9/11/14(2)	375,000	375,282
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	94,539	95,813
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	310,307	310,066
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16	310,000	310,105
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	250,000	250,561

TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	190,000	193,240
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	85,301	93,404
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	60,000	61,050
TOTAL ASSET-BACKED SECURITIES (Cost $3,631,943)		3,645,855
MUNICIPAL SECURITIES — 0.3%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	30,000	36,727
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	50,000	71,542
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	95,000	131,888
California GO, (Building Bonds), 6.65%, 3/1/22	60,000	75,002
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	30,313
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	65,282
California GO, (Building Bonds), 7.60%, 11/1/40	40,000	61,424
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	85,000	84,579
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	50,000	56,724
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	68,067
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	44,255
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	75,000	103,390
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	55,767
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	104,134
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	43,230
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	30,000	39,729
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	91,562
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.15%, 9/3/14 (LOC: FNMA)	230,000	230,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	63,330
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	47,469
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	700,000	540,274
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	113,226
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	173,782
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	53,142
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	64,287
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	67,010
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood), VRDN, 0.14%, 9/3/14 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	24,375
Washington Health Care Facilities Authority Rev., Series 2007 D, (Multicare Health System), VRDN, 0.05%, 9/2/14 (LOC: Barclays Bank plc)	195,000	195,000
TOTAL MUNICIPAL SECURITIES (Cost $2,741,099)		3,135,510
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth Index Fund	6,182	576,471
iShares Russell 2000 Value Index Fund	1,130	113,622
iShares Russell Midcap Value Index Fund	26,414	1,928,486
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,399,981)		2,618,579
COMMERCIAL PAPER(6) — 0.2%
Bank of Nova Scotia, 0.17%, 12/3/14(2)	250,000	249,912
BNP Paribas Finance, Inc., 0.18%, 10/6/14	250,000	249,963
Catholic Health Initiatives, 0.15%, 9/9/14	500,000	499,989

Charta LLC, 0.18%, 11/10/14(2)	250,000	249,906
CRC Funding LLC, 0.15%, 9/10/14(2)	250,000	249,989
Crown Point Capital Co., 0.18%, 10/3/14(2)	250,000	249,960
Govco LLC, 0.18%, 11/12/14(2)	250,000	249,904
Lexington Parker Capital, 0.18%, 9/9/14(2)	250,000	249,989
Toyota Motor Credit Corp., 0.18%, 12/11/14	250,000	249,911
TOTAL COMMERCIAL PAPER (Cost $2,499,467)		2,499,523
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Brazil — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19	$230,000	264,845
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	$40,000	40,278
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	$100,000	108,050
Italy†
Italy Government International Bond, 6.875%, 9/27/23	$60,000	77,457
Mexico — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17	$20,000	22,150
Mexico Government International Bond, MTN, 5.95%, 3/19/19	$200,000	231,500
Mexico Government International Bond, 5.125%, 1/15/20	$70,000	79,625
Mexico Government International Bond, 6.05%, 1/11/40	$80,000	100,400
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$60,000	63,240
		496,915
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	$40,000	52,000
Peruvian Government International Bond, 5.625%, 11/18/50	$60,000	71,100
		123,100
Poland†
Poland Government International Bond, 5.125%, 4/21/21	$70,000	79,407
South Korea†
Export-Import Bank of Korea, 3.75%, 10/20/16	$100,000	105,685
Korea Development Bank (The), 3.25%, 3/9/16	$80,000	82,746
Korea Development Bank (The), 4.00%, 9/9/16	$70,000	74,002
		262,433
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	$30,000	27,600
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,343,032)		1,480,085
PREFERRED STOCKS†
Consumer Finance†
Ally Financial, Inc., 7.00%(2) (Cost $126,170)	131	132,363
CONVERTIBLE PREFERRED STOCKS†
Household Durables†
Beazer Homes USA, Inc., 7.50%, 7/15/15	1,399	41,327
Tobacco†
Universal Corp., 6.75%	19	22,959
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $57,390)		64,286

TEMPORARY CASH INVESTMENTS — 1.2%
SSgA U.S. Government Money Market Fund, Class N (Cost $13,725,339)	13,725,339	13,725,339
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $927,207,597)		1,157,659,674
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,875,058)
TOTAL NET ASSETS — 100.0%		$1,155,784,616

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	794,433	CAD	873,042	JPMorgan Chase Bank N.A.	9/30/14	(7,995)
USD	1,517,400	CAD	1,667,547	JPMorgan Chase Bank N.A.	9/30/14	(15,272)
USD	2,940,528	CAD	3,231,493	JPMorgan Chase Bank N.A.	9/30/14	(29,594)
USD	760,050	EUR	576,026	UBS AG	9/30/14	3,066
USD	882,723	EUR	668,998	UBS AG	9/30/14	3,560
USD	390,445	GBP	235,562	Credit Suisse AG	9/30/14	(541)
USD	66,924	NOK	413,807	UBS AG	9/30/14	221
USD	3,279	NOK	20,285	UBS AG	9/30/14	9
						(46,546)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $26,806,781, which represented 2.3% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)	Final maturity date indicated, unless otherwise noted.
(5)	Forward commitment. Settlement date is indicated.
(6)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	723,835,294	203,963,258	—
Corporate Bonds	—	89,295,003	—
U.S. Treasury Securities	—	68,505,575	—
U.S. Government Agency Mortgage-Backed Securities	—	31,738,967	—
Collateralized Mortgage Obligations	—	7,186,488	—
Commercial Mortgage-Backed Securities	—	5,833,549	—
Asset-Backed Securities	—	3,645,855	—
Municipal Securities	—	3,135,510	—
Exchange-Traded Funds	2,618,579	—	—
Commercial Paper	—	2,499,523	—
Sovereign Governments and Agencies	—	1,480,085	—
Preferred Stocks	—	132,363	—
Convertible Preferred Stocks	—	64,286	—
Temporary Cash Investments	13,725,339	—	—
	740,179,212	417,480,462	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	6,856	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(53,402)	—

3. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$939,113,573
Gross tax appreciation of investments	$224,998,706
Gross tax depreciation of investments	(6,452,605)
Net tax appreciation (depreciation) of investments	$218,546,101

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Allocation Fund
August 31, 2014

Global Allocation - Schedule of Investments
AUGUST 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 82.2%
International Equity Funds — 36.5%
Emerging Markets Fund Institutional Class	421,063	4,092,729
Global Gold Fund Institutional Class(2)	154,747	1,723,878
Global Real Estate Fund Institutional Class	611,591	7,400,246
International Growth Fund Institutional Class	891,797	12,012,499
		25,229,352
Domestic Equity Funds — 22.8%
Core Equity Plus Fund Institutional Class	286,089	4,465,845
Heritage Fund Institutional Class	114,058	3,177,656
Large Company Value Fund Institutional Class	20,124	179,099
Mid Cap Value Fund Institutional Class	20,204	355,588
Select Fund Institutional Class	96,583	5,886,715
Small Company Fund Institutional Class	128,918	1,692,692
		15,757,595
International Fixed Income Funds — 12.9%
International Bond Fund Institutional Class	619,556	8,884,434
Domestic Fixed Income Funds — 10.0%
Diversified Bond Fund Institutional Class	192,703	2,096,609
High-Yield Fund Institutional Class	774,589	4,817,945
		6,914,554
TOTAL MUTUAL FUNDS (Cost $49,579,369)		56,785,935
EXCHANGE-TRADED FUNDS — 11.5%
iShares S&P GSCI Commodity Indexed Trust(2)	151,886	4,784,409
PowerShares DB Agriculture Fund(2)	58,915	1,558,891
SPDR Gold Shares(2)	6,438	797,411
Sprott Physical Gold Trust(2)	74,847	799,366
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,392,908)		7,940,077
TEMPORARY CASH INVESTMENTS — 6.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 1.00%, 2/28/17 - 9/30/17, valued at $1,161,471), in a joint trading account at 0.03%, dated 8/29/14, due 9/2/14 (Delivery value $1,137,580)		1,137,576
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 8/31/18, valued at $464,205), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $455,032)		455,031
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $927,708), in a joint trading account at 0.01%, dated 8/29/14, due 9/2/14 (Delivery value $910,062)		910,061
SSgA U.S. Government Money Market Fund, Class N	1,885,016	1,885,016
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,387,684)		4,387,684
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $62,359,961)		69,113,696
OTHER ASSETS AND LIABILITIES†		12,893
TOTAL NET ASSETS — 100.0%		$69,126,589

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

AUD	40,000	USD	36,769	Barclays Bank plc	9/4/14	587
AUD	25,000	USD	23,374	Deutsche Bank	9/4/14	(26)
AUD	35,000	USD	32,689	Deutsche Bank	9/4/14	(3)
AUD	160,000	USD	149,023	JPMorgan Chase Bank N.A.	9/4/14	398
AUD	15,000	USD	13,897	JPMorgan Chase Bank N.A.	9/4/14	112
AUD	145,000	USD	134,952	JPMorgan Chase Bank N.A.	9/4/14	461
AUD	60,000	USD	55,541	Barclays Bank plc	11/21/14	187
AUD	30,000	USD	27,880	JPMorgan Chase Bank N.A.	11/21/14	(15)
USD	107,790	AUD	115,000	Barclays Bank plc	9/4/14	393
USD	98,283	AUD	105,000	Barclays Bank plc	9/4/14	226
USD	74,269	AUD	80,000	Barclays Bank plc	9/4/14	(442)
USD	55,844	AUD	60,000	Barclays Bank plc	9/4/14	(189)
USD	18,581	AUD	20,000	Deutsche Bank	9/4/14	(97)
USD	37,390	AUD	40,000	JPMorgan Chase Bank N.A.	9/4/14	35
BRL	167,864	USD	72,196	Barclays Bank plc	9/4/14	2,771
BRL	34,065	USD	15,000	Barclays Bank plc	9/4/14	213
BRL	67,230	USD	30,000	Barclays Bank plc	9/4/14	25
BRL	87,549	USD	37,826	Barclays Bank plc	11/21/14	435
USD	25,000	BRL	56,025	Barclays Bank plc	9/4/14	(21)
USD	30,000	BRL	68,610	Barclays Bank plc	9/4/14	(641)
USD	25,000	BRL	56,975	Barclays Bank plc	9/4/14	(445)
USD	38,636	BRL	87,549	Barclays Bank plc	9/4/14	(463)
CAD	76,562	USD	70,000	Barclays Bank plc	9/4/14	412
CAD	208,025	USD	190,000	Deutsche Bank	9/4/14	1,314
CAD	107,684	USD	100,382	JPMorgan Chase Bank N.A.	9/4/14	(1,349)
CAD	174,687	USD	159,486	UBS AG	9/4/14	1,168
CAD	96,688	USD	90,000	Westpac Group	9/4/14	(1,079)
USD	447,277	CAD	489,019	Barclays Bank plc	9/4/14	(2,457)
USD	145,000	CAD	158,176	JPMorgan Chase Bank N.A.	9/4/14	(469)
USD	15,000	CAD	16,451	JPMorgan Chase Bank N.A.	9/4/14	(129)
USD	159,199	CAD	174,687	UBS AG	11/21/14	(1,164)
CHF	26,937	USD	30,000	Barclays Bank plc	9/4/14	(658)
CHF	9,022	USD	10,000	Deutsche Bank	9/4/14	(173)
CHF	31,210	USD	35,000	JPMorgan Chase Bank N.A.	9/4/14	(1,003)
CHF	108,372	USD	120,000	JPMorgan Chase Bank N.A.	9/4/14	(1,953)
CHF	13,664	USD	15,000	JPMorgan Chase Bank N.A.	9/4/14	(117)
CHF	105,766	USD	115,617	Westpac Group	9/4/14	(408)
CHF	9,158	USD	10,000	Deutsche Bank	11/21/14	(16)
USD	203,963	CHF	182,546	Barclays Bank plc	9/4/14	5,120
USD	15,000	CHF	13,387	JPMorgan Chase Bank N.A.	9/4/14	418
USD	35,000	CHF	31,412	JPMorgan Chase Bank N.A.	9/4/14	784
USD	75,000	CHF	67,627	JPMorgan Chase Bank N.A.	9/4/14	1,336
USD	115,703	CHF	105,766	Westpac Group	11/21/14	399
CLP	30,747	USD	55	Barclays Bank plc	9/4/14	(3)
CLP	25,171,279	USD	43,564	Barclays Bank plc	9/4/14	(669)
CLP	55,375,000	USD	100,000	Barclays Bank plc	9/4/14	(5,635)
CLP	30,404,000	USD	55,000	Barclays Bank plc	9/4/14	(3,188)
USD	120,000	CLP	67,884,000	Barclays Bank plc	9/4/14	4,318
USD	75,000	CLP	43,050,000	Barclays Bank plc	9/4/14	1,638
USD	80	CLP	47,027	Barclays Bank plc	9/4/14	—
COP	47,050,000	USD	25,000	Barclays Bank plc	9/4/14	(507)
COP	351,581,671	USD	183,978	Barclays Bank plc	9/4/14	(954)
COP	37,750,000	USD	20,000	Barclays Bank plc	9/4/14	(348)

COP	200,756,679	USD	103,430	Barclays Bank plc	11/21/14	193
USD	125,000	COP	235,625,000	Barclays Bank plc	9/4/14	2,340
USD	104,289	COP	200,756,672	Barclays Bank plc	9/4/14	(219)
CZK	5,269,164	USD	250,395	Barclays Bank plc	9/4/14	(770)
CZK	503,468	USD	25,000	Deutsche Bank	9/4/14	(1,148)
CZK	624,539	USD	30,000	JPMorgan Chase Bank N.A.	9/4/14	(413)
CZK	302,515	USD	15,000	JPMorgan Chase Bank N.A.	9/4/14	(668)
USD	10,000	CZK	201,503	Deutsche Bank	9/4/14	454
USD	25,000	CZK	509,843	Deutsche Bank	9/4/14	846
USD	125,000	CZK	2,632,213	Deutsche Bank	9/4/14	300
USD	130,000	CZK	2,633,417	JPMorgan Chase Bank N.A.	9/4/14	5,243
USD	20,000	CZK	410,113	JPMorgan Chase Bank N.A.	9/4/14	571
USD	15,000	CZK	311,320	JPMorgan Chase Bank N.A.	9/4/14	251
USD	250,568	CZK	5,269,164	Barclays Bank plc	11/21/14	753
EUR	10,000	USD	13,623	Deutsche Bank	9/4/14	(483)
EUR	30,000	USD	40,639	Deutsche Bank	9/4/14	(1,220)
EUR	314,852	USD	414,853	Deutsche Bank	9/4/14	(1,151)
EUR	30,000	USD	40,910	JPMorgan Chase Bank N.A.	9/4/14	(1,492)
USD	47,367	EUR	35,000	JPMorgan Chase Bank N.A.	9/4/14	1,379
USD	476,624	EUR	349,852	UBS AG	9/4/14	16,934
USD	415,038	EUR	314,852	Deutsche Bank	11/21/14	1,119
GBP	75,037	USD	125,579	Deutsche Bank	9/4/14	(1,008)
GBP	30,000	USD	51,343	JPMorgan Chase Bank N.A.	9/4/14	(1,539)
GBP	30,037	USD	49,720	Deutsche Bank	11/21/14	113
USD	99,694	GBP	60,000	Barclays Bank plc	9/4/14	86
USD	49,753	GBP	30,037	Deutsche Bank	9/4/14	(112)
USD	25,492	GBP	15,000	JPMorgan Chase Bank N.A.	9/4/14	590
HUF	4,577,540	USD	20,000	Barclays Bank plc	9/4/14	(899)
HUF	13,614,582	USD	60,521	Deutsche Bank	9/4/14	(3,710)
HUF	25,024,543	USD	105,396	JPMorgan Chase Bank N.A.	9/4/14	(974)
USD	15,000	HUF	3,404,058	Barclays Bank plc	9/4/14	796
USD	55,000	HUF	12,856,492	JPMorgan Chase Bank N.A.	9/4/14	1,352
USD	115,000	HUF	26,956,115	UBS AG	9/4/14	2,517
USD	105,087	HUF	25,024,541	JPMorgan Chase Bank N.A.	11/21/14	913
IDR	178,726,500	USD	15,000	Westpac Group	9/4/14	275
IDR	1,088,375,045	USD	91,100	Westpac Group	9/4/14	1,919
USD	95,000	IDR	1,147,410,000	Westpac Group	9/4/14	(3,064)
USD	10,236	IDR	119,691,552	Westpac Group	9/4/14	6
ILS	34,288	USD	10,000	JPMorgan Chase Bank N.A.	9/4/14	(408)
ILS	295,254	USD	82,709	JPMorgan Chase Bank N.A.	9/4/14	(108)
ILS	71,338	USD	20,000	JPMorgan Chase Bank N.A.	11/21/14	(25)
USD	15,000	ILS	52,643	Barclays Bank plc	9/4/14	272
USD	80,000	ILS	276,614	JPMorgan Chase Bank N.A.	9/4/14	2,614
USD	82,797	ILS	295,254	JPMorgan Chase Bank N.A.	11/21/14	123
INR	1,511,000	USD	25,000	Barclays Bank plc	9/4/14	(103)
INR	919,650	USD	15,000	Barclays Bank plc	9/4/14	153
INR	2,546,043	USD	42,014	Barclays Bank plc	9/4/14	(62)
INR	3,923,400	USD	65,238	JPMorgan Chase Bank N.A.	9/4/14	(591)
INR	10,808,362	USD	179,720	JPMorgan Chase Bank N.A.	9/4/14	(1,629)
INR	1,512,500	USD	24,993	Westpac Group	9/4/14	(71)
USD	80,935	INR	4,976,693	Barclays Bank plc	9/4/14	(1,067)
USD	165,000	INR	10,046,850	JPMorgan Chase Bank N.A.	9/4/14	(544)
USD	67,223	INR	4,076,402	JPMorgan Chase Bank N.A.	9/4/14	55
USD	10,118	INR	608,510	JPMorgan Chase Bank N.A.	9/4/14	92
USD	25,000	INR	1,512,500	Westpac Group	9/4/14	78
JPY	23,572,658	USD	226,454	Barclays Bank plc	9/4/14	110
JPY	2,544,333	USD	25,000	Barclays Bank plc	9/4/14	(546)

JPY	2,554,279	USD	25,000	Deutsche Bank	9/4/14	(450)
JPY	4,602,848	USD	45,000	JPMorgan Chase Bank N.A.	9/4/14	(761)
JPY	17,812,410	USD	175,000	JPMorgan Chase Bank N.A.	9/4/14	(3,800)
JPY	2,530,793	USD	25,000	JPMorgan Chase Bank N.A.	9/4/14	(676)
USD	497,653	JPY	51,080,073	Barclays Bank plc	9/4/14	6,707
USD	25,000	JPY	2,537,245	Deutsche Bank	9/4/14	614
USD	226,583	JPY	23,572,658	Barclays Bank plc	11/21/14	(108)
KRW	71,470,000	USD	70,000	Westpac Group	9/4/14	481
KRW	247,497,721	USD	240,780	Westpac Group	9/4/14	3,292
KRW	20,474,000	USD	20,000	Westpac Group	9/4/14	191
KRW	165,024,120	USD	162,234	Westpac Group	11/21/14	(182)
USD	10,000	KRW	10,217,600	Westpac Group	9/4/14	(76)
USD	130,000	KRW	133,315,000	Westpac Group	9/4/14	(1,470)
USD	15,000	KRW	15,540,000	Westpac Group	9/4/14	(325)
USD	15,000	KRW	15,345,000	Westpac Group	9/4/14	(133)
USD	162,699	KRW	165,024,121	Westpac Group	9/4/14	(41)
MXN	265,008	USD	20,000	Deutsche Bank	9/4/14	264
MXN	866,931	USD	66,508	Deutsche Bank	9/4/14	(217)
MXN	2,204,946	USD	168,099	JPMorgan Chase Bank N.A.	9/4/14	505
USD	60,000	MXN	783,438	Barclays Bank plc	9/4/14	93
USD	100,000	MXN	1,316,151	Deutsche Bank	9/4/14	(641)
USD	70,000	MXN	912,616	JPMorgan Chase Bank N.A.	9/4/14	216
USD	25,000	MXN	324,681	UBS AG	9/4/14	173
USD	167,271	MXN	2,204,946	JPMorgan Chase Bank N.A.	11/21/14	(499)
MYR	795,213	USD	244,794	Westpac Group	9/4/14	7,440
MYR	78,750	USD	25,000	Westpac Group	9/4/14	(21)
MYR	161,380	USD	50,000	Westpac Group	9/4/14	1,188
MYR	727,529	USD	230,493	Westpac Group	11/21/14	(1,823)
USD	65,421	MYR	212,519	Westpac Group	9/4/14	(1,988)
USD	30,000	MYR	95,295	Westpac Group	9/4/14	(227)
USD	231,542	MYR	727,529	Westpac Group	9/4/14	777
NOK	895,023	USD	145,000	Barclays Bank plc	9/4/14	(599)
NOK	783,740	USD	130,185	JPMorgan Chase Bank N.A.	9/4/14	(3,738)
NOK	124,001	USD	20,000	Barclays Bank plc	11/21/14	(51)
NOK	895,344	USD	144,589	Deutsche Bank	11/21/14	(545)
USD	125,000	NOK	771,720	Deutsche Bank	9/4/14	492
USD	145,017	NOK	895,344	Deutsche Bank	9/4/14	564
USD	1,894	NOK	11,699	JPMorgan Chase Bank N.A.	9/4/14	6
NZD	15,000	USD	12,742	Barclays Bank plc	9/4/14	(196)
NZD	74,763	USD	62,397	HSBC Holdings plc	9/4/14	133
NZD	50,000	USD	43,809	JPMorgan Chase Bank N.A.	9/4/14	(1,991)
NZD	79,277	USD	65,992	UBS AG	9/4/14	313
NZD	60,000	USD	49,853	UBS AG	11/21/14	(49)
USD	81,313	NZD	94,040	Barclays Bank plc	9/4/14	2,660
USD	37,997	NZD	45,000	Barclays Bank plc	9/4/14	361
USD	17,279	NZD	20,000	Deutsche Bank	9/4/14	552
USD	39,082	NZD	45,000	JPMorgan Chase Bank N.A.	9/4/14	1,445
USD	12,699	NZD	15,000	JPMorgan Chase Bank N.A.	9/4/14	153
USD	65,492	NZD	79,277	UBS AG	11/21/14	(313)
PEN	309,045	USD	110,000	Barclays Bank plc	9/4/14	(1,369)
PEN	611,348	USD	217,988	Barclays Bank plc	9/4/14	(3,097)
PEN	154,660	USD	55,000	Barclays Bank plc	9/4/14	(636)
PEN	57,460	USD	20,000	Barclays Bank plc	11/21/14	(2)
USD	130,000	PEN	364,195	Barclays Bank plc	9/4/14	1,984
USD	249,731	PEN	710,858	Barclays Bank plc	9/4/14	(139)
PHP	5,005,950	USD	115,000	Westpac Group	9/4/14	(198)
PHP	5,005,950	USD	114,602	Westpac Group	11/21/14	(27)

USD	114,631	PHP	5,005,950	Westpac Group	9/4/14	(171)
PLN	418,309	USD	131,567	Barclays Bank plc	9/4/14	(974)
PLN	470,837	USD	154,283	Barclays Bank plc	9/4/14	(7,291)
PLN	30,511	USD	10,000	JPMorgan Chase Bank N.A.	9/4/14	(475)
PLN	123,131	USD	40,000	UBS AG	9/4/14	(1,559)
PLN	45,523	USD	15,000	UBS AG	9/4/14	(788)
USD	230,000	PLN	705,364	Barclays Bank plc	9/4/14	9,791
USD	70,000	PLN	215,188	Barclays Bank plc	9/4/14	2,820
USD	35,000	PLN	106,641	JPMorgan Chase Bank N.A.	9/4/14	1,707
USD	20,000	PLN	61,118	JPMorgan Chase Bank N.A.	9/4/14	920
USD	130,967	PLN	418,309	Barclays Bank plc	11/21/14	973
RUB	1,205,575	USD	35,000	Barclays Bank plc	9/4/14	(2,435)
RUB	1,826,698	USD	49,612	Barclays Bank plc	9/4/14	(268)
RUB	6,324,630	USD	176,698	JPMorgan Chase Bank N.A.	9/4/14	(5,856)
RUB	1,814,000	USD	50,000	Westpac Group	9/4/14	(1,000)
RUB	545,850	USD	15,000	Westpac Group	9/4/14	(255)
USD	75,000	RUB	2,669,700	Barclays Bank plc	9/4/14	2,886
USD	10,000	RUB	362,573	Barclays Bank plc	9/4/14	206
USD	169,423	RUB	6,064,255	JPMorgan Chase Bank N.A.	9/4/14	5,615
USD	7,069	RUB	260,375	JPMorgan Chase Bank N.A.	9/4/14	36
USD	10,000	RUB	354,000	Westpac Group	9/4/14	438
USD	54,359	RUB	2,005,850	Westpac Group	9/4/14	177
SEK	517,826	USD	75,000	UBS AG	9/4/14	(911)
SEK	173,917	USD	24,999	Deutsche Bank	11/21/14	(120)
USD	50,000	SEK	344,533	Deutsche Bank	9/4/14	705
USD	25,006	SEK	173,917	Deutsche Bank	9/4/14	122
SGD	18,689	USD	15,000	UBS AG	9/4/14	(37)
SGD	25,072	USD	20,052	UBS AG	9/4/14	21
USD	10,000	SGD	12,524	Deutsche Bank	9/4/14	(27)
USD	25,000	SGD	31,325	Westpac Group	9/4/14	(79)
USD	20,053	SGD	25,072	UBS AG	11/21/14	(20)
THB	3,860,400	USD	120,000	Westpac Group	9/4/14	858
THB	2,580,959	USD	78,814	Westpac Group	9/4/14	1,989
THB	490,200	USD	15,000	Westpac Group	9/4/14	347
THB	6,287,559	USD	196,486	Westpac Group	11/21/14	(359)
USD	20,000	THB	644,000	Westpac Group	9/4/14	(162)
USD	197,105	THB	6,287,559	Westpac Group	9/4/14	259
TRY	96,378	USD	45,000	Barclays Bank plc	9/4/14	(431)
TRY	351,424	USD	165,000	Deutsche Bank	9/4/14	(2,487)
TRY	221,361	USD	105,000	JPMorgan Chase Bank N.A.	9/4/14	(2,633)
TRY	53,695	USD	25,000	JPMorgan Chase Bank N.A.	9/4/14	(169)
TRY	180,347	USD	81,660	Barclays Bank plc	11/21/14	342
USD	85,000	TRY	185,612	Barclays Bank plc	9/4/14	(835)
USD	30,000	TRY	64,423	Barclays Bank plc	9/4/14	208
USD	90,000	TRY	195,280	Barclays Bank plc	9/4/14	(306)
USD	83,017	TRY	180,347	Barclays Bank plc	9/4/14	(383)
USD	45,000	TRY	97,197	Deutsche Bank	9/4/14	52
TWD	3,972,425	USD	133,035	Westpac Group	9/4/14	(128)
TWD	8,395,800	USD	280,000	Westpac Group	9/4/14	902
USD	191,566	TWD	5,758,475	Westpac Group	9/4/14	(1,098)
USD	15,000	TWD	449,250	Westpac Group	9/4/14	(31)
USD	170,000	TWD	5,111,900	Westpac Group	9/4/14	(1,031)
USD	35,000	TWD	1,048,600	Westpac Group	9/4/14	(83)
USD	133,303	TWD	3,972,425	Westpac Group	11/21/14	22
ZAR	267,254	USD	25,000	Deutsche Bank	9/4/14	52
ZAR	1,279,716	USD	117,232	Deutsche Bank	9/4/14	2,727
ZAR	216,185	USD	20,000	JPMorgan Chase Bank N.A.	9/4/14	265

ZAR	795,150	USD	75,000	JPMorgan Chase Bank N.A.	9/4/14	(464)
ZAR	323,427	USD	30,000	JPMorgan Chase Bank N.A.	9/4/14	318
ZAR	1,320,678	USD	121,713	Deutsche Bank	11/21/14	495
USD	50,000	ZAR	542,817	Barclays Bank plc	9/4/14	(883)
USD	10,000	ZAR	106,524	Barclays Bank plc	9/4/14	15
USD	15,000	ZAR	158,867	Deutsche Bank	9/4/14	108
USD	123,304	ZAR	1,320,678	Deutsche Bank	9/4/14	(494)
USD	20,000	ZAR	214,535	JPMorgan Chase Bank N.A.	9/4/14	(110)
USD	50,000	ZAR	538,313	JPMorgan Chase Bank N.A.	9/4/14	(461)
						21,330

Notes to Schedule of Investments
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
COP	-	Columbian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.
(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	56,785,935	—	—
Exchange-Traded Funds	7,940,077	—	—
Temporary Cash Investments	1,885,016	2,502,668	—
	66,611,028	2,502,668	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	131,177	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(109,847)	—

3. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the nine months ended August 31, 2014 follows:

Affiliated Fund(1)	Beginning Value ($)	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(2) ($)	Ending Value ($)
Emerging Markets Fund	4,248,622	659,319	1,086,933	8,584	16,552	4,092,729
Global Gold Fund(3)	1,474,832	720,975	1,338,675	(450,348)	—	1,723,878
Global Real Estate Fund	7,594,655	1,124,388	1,864,233	27,358	364,675	7,400,246
International Growth Fund	14,310,206	1,752,110	3,517,073	288,002	528,618	12,012,499
Core Equity Plus Fund	5,010,439	2,778,167	3,372,370	267,415	373,510	4,465,845
Heritage Fund	1,030,809	3,086,880	971,012	3,602	126,422	3,177,656
Large Company Value Fund	1,857,209	128,132	1,474,178	406,230	17,956	179,099
Mid Cap Value Fund	1,051,640	134,687	719,938	117,241	70,558	355,588
Select Fund	3,559,918	4,384,629	2,454,254	73,670	33,186	5,886,715
Small Company Fund	2,903,769	1,275,206	2,066,532	465,744	3,757	1,692,692
International Bond Fund	9,699,674	1,324,931	2,466,155	(82,001)	41,461	8,884,434
Diversified Bond Fund	5,882,668	776,893	4,783,131	(161,734)	138,637	2,096,609
High-Yield Fund	3,855,951	2,083,217	1,099,830	(3,231)	214,289	4,817,945
	$62,480,392	$20,229,534	$27,214,314	$960,532	$1,929,621	$56,785,935

(1)	Affiliated investments represent Institutional Class.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
(3)	Non-income producing.

4. Federal Tax Information

As of August 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$63,199,182
Gross tax appreciation of investments	$6,416,943
Gross tax depreciation of investments	(502,429)
Net tax appreciation (depreciation) of investments	$5,914,514

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	October 29, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2014